(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B AND CLASS C

Consumer Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

ANNUAL REPORT
FOR THE YEAR ENDING
JULY 31, 1999
AND
PROSPECTUS
DATED SEPTEMBER 29, 1999




CONTENTS

PERFORMANCE OVERVIEW          A-4

CONSUMER INDUSTRIES           A-5                            PERFORMANCE
                              A-9                            FUND TALK: THE
                                                             MANAGERS' OVERVIEW
                              A-10                           INVESTMENT SUMMARY
                              A-11                           INVESTMENTS
                              A-14                           FINANCIAL
                                                             STATEMENTS
                              A-18                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES           A-22                           PERFORMANCE
                              A-26                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-27                           INVESTMENT SUMMARY
                              A-28                           INVESTMENTS
                              A-30                           FINANCIAL
                                                             STATEMENTS
                              A-34                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

FINANCIAL SERVICES            A-38                           PERFORMANCE
                              A-42                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-43                           INVESTMENT SUMMARY
                              A-44                           INVESTMENTS
                              A-46                           FINANCIAL
                                                             STATEMENTS
                              A-50                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

HEALTH CARE                   A-54                           PERFORMANCE
                              A-58                           FUND TALK: THE
                                                             MANAGERS' OVERVIEW
                              A-59                           INVESTMENT SUMMARY
                              A-60                           INVESTMENTS
                              A-62                           FINANCIAL
                                                             STATEMENTS
                              A-66                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

NATURAL RESOURCES             A-70                           PERFORMANCE
                              A-74                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-75                           INVESTMENT SUMMARY
                              A-76                           INVESTMENTS
                              A-78                           FINANCIAL
                                                             STATEMENTS
                              A-82                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

TECHNOLOGY                    A-86                           PERFORMANCE
                              A-90                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-91                           INVESTMENT SUMMARY
                              A-92                           INVESTMENTS
                              A-95                           FINANCIAL
                                                             STATEMENTS
                              A-99                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

UTILITIES GROWTH              A-103                          PERFORMANCE
                              A-107                          FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-108                          INVESTMENT SUMMARY
                              A-109                          INVESTMENTS
                              A-111                          FINANCIAL
                                                             STATEMENTS
                              A-115                          NOTES TO THE
                                                             FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT  A-119                          THE AUDITORS' OPINION.

DISTRIBUTIONS                 A-120

OF SPECIAL NOTE               A-121

PROSPECTUS                    P-1


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THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S
PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF
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FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON
BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE OVERVIEW


After last year's tumultuous summer and early fall, a shift in monetary policy followed by three interest-rate cuts courtesy of the Federal Reserve Board restored confidence and liquidity to the markets. While investors continued to worry about the Fed's next interest-rate move, the powerful surge in stock prices that began late last fall carried on through most of 1999. During the 12-month period that ended July 31, 1999, the Standard & Poor's 500 Index posted a return of 20.20%. During the same time period, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - increased 21.88%, while the NASDAQ Index - a broad measure of over-the-counter, predominantly technology, stocks - returned a hearty 41.42%.

Despite the strong performance of the major U.S. equity indexes, the market environment was not without its setbacks, volatility and economic calamities. As the period began, the global economy appeared to be caught in a deflationary roadblock. Weakness in Japan and elsewhere in Asia sapped U.S. export growth and hurt large multinationals that derive a large part of their profits from overseas economies. Other worries included Russia's default on its debt obligations in August, the near bankruptcy of a major U.S. hedge fund and Brazil's currency devaluation in January. In the face of global economic chaos, the Fed stepped in to address the lack of confidence in domestic and global equity markets by cutting interest rates three times in a span of less than three months. The Fed's actions reinforced the perception that the central bank was committed to avoiding a worse-case scenario for the economy, and that monetary easings in the U.S. should encourage other countries to follow suit, helping avert a global liquidity and credit crisis.

The first quarter-point cut in the fed funds rate came on September 29, but many investors expressed disappointment that the cut was not deeper. Then, in a surprise move, the Fed cut rates another quarter-point on October 15, and the Dow responded with its third-greatest single-day point gain ever. Fears that the Fed might forgo a third round of interest-rate cuts at its November 17 meeting proved unfounded, as the Fed slashed rates yet another quarter percentage point. Despite the worldwide financial and economic turmoil, the S&P 500 Index (registered trademark) surged 21.30% in the fourth quarter of 1998 and was the largest percentage gain for any quarter since the first three months of 1975.

With the exception of a pullback in February and periodic weakness due to nervousness about the direction of interest rates, the major equity indexes continued their upward ascent during most of 1999. Once again, all eyes were on the Fed as signs of an improving global economy, combined with a buoyant domestic economy, caused concerns about inflation and resulted in the Fed's adoption of a tightening bias on May 18. In response, the equity market rotated into cyclical and value-oriented investments, while the bond market sold off.

On June 30, in a surprising change of events following its decision to increase the federal funds rate from 4.75% to 5.00%, the Fed caught the market off-guard with another shift in monetary policy, switching from a tightening bias to neutral. While equity and bond markets rallied in response to the Fed's more accommodating monetary stance, the party was short-lived following a larger-than-expected increase in the employment-cost index. While equity markets held on to their gains for the year, renewed fears of inflation put the spotlight back on the Fed as many market watchers felt there was a strong possibility that the Fed would raise interest rates at its August meeting.

Turning to individual sector performance, technology stocks weathered a couple of intense storms during the 12-month period, but came out on top with impressive performance. The Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the TECHNOLOGY sector - returned 63.40%. The impressive growth of the Internet and strong consumer demand for data services and telecommunications drove the exceptional performance of technology stocks.

Robust demand for telephone, wireless and cable services resulted in strong performance for the UTILITY sector. Continuing their trend of solid performance, utility stocks benefited from the exceptional growth of the Internet and from the brisk pace of mergers and acquisitions in the telecommunications industry.

Another sector that helped the overall market move higher was NATURAL RESOURCES. A dramatic recovery was precipitated by a sharp rebound in the price of oil, from a 12-year low of roughly $11 a barrel in December 1998 to approximately $20 a barrel toward the end of the period. Much of the increase was due to a favorable supply and demand environment.

Despite positive business fundamentals in the form of strong corporate earnings driven by innovative new drugs and increasing consumer demand, many HEALTH CARE stocks stumbled during the second half of the 12-month period. Large-cap pharmaceutical companies experienced weakness during the past six months, due to investor concerns about the loss of patent protection and increased competition for many popular drugs. Biotechnology stocks performed well after years of research and development began to yield profitable new products.

Early in the period, anxiety about global financial difficulties kept a lid on the performance of finance stocks. While this anxiety subsided in the last quarter of 1998 and early 1999, FINANCIAL
SERVICES stocks suffered a sharp drop during the final month of the period, due to concerns about inflation and higher interest rates.

The CYCLICAL INDUSTRIES sector - predominately made up of economically sensitive stocks - turned in mixed results. The group suffered through most of the period as faltering international markets led to a slowdown in domestic manufacturing. This trend reversed itself in April, though, as improving foreign markets spurred investor confidence in cyclical and value-oriented companies.

Stocks in the CONSUMER INDUSTRIES sector experienced similar waves of weakness amid the global financial crisis in the beginning of the period. Nevertheless, retailers, which represent a significant portion of this industry, posted good results given their smaller exposure to international economies.


ADVISOR CONSUMER INDUSTRIES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL A    13.49%       96.30%

FIDELITY ADV CONSUMER - CL A    6.97%        85.01%
(INCL. 5.75% SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Consumer Industries          11.31%       84.70%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL A    13.49%       26.11%

FIDELITY ADV CONSUMER - CL A    6.97%        23.57%
(INCL. 5.75% SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Consumer Industries          11.31%       23.50%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CONSUMER IND -CL A       S&P 500
GS CONSUMER INDUSTRIES
             00185                       SP001
GS002
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30       9943.38                    10516.69
   10513.26
  1996/10/31      10056.48                    10806.74
   10515.20
  1996/11/30      10395.78                    11623.62
   11025.10
  1996/12/31      10216.82                    11393.36
   10884.77
  1997/01/31      10710.11                    12105.21
   11305.36
  1997/02/28      10842.92                    12200.12
   11695.56
  1997/03/31      10529.87                    11698.81
   11296.69
  1997/04/30      10700.63                    12397.23
   11790.13
  1997/05/31      11525.94                    13151.98
   12465.57
  1997/06/30      12114.10                    13741.19
   12976.04
  1997/07/31      12787.63                    14834.57
   13662.47
  1997/08/31      12332.28                    14003.54
   12875.85
  1997/09/30      13156.20                    14770.51
   13567.42
  1997/10/31      12917.00                    14277.18
   13296.15
  1997/11/30      13551.41                    14938.07
   14130.89
  1997/12/31      13988.48                    15194.56
   14591.98
  1998/01/31      13923.62                    15362.61
   14472.66
  1998/02/28      14928.97                    16470.56
   15602.11
  1998/03/31      15782.98                    17314.02
   16489.31
  1998/04/30      15685.69                    17488.19
   16327.46
  1998/05/31      15761.36                    17187.57
   16451.19
  1998/06/30      16550.51                    17885.73
   17157.68
  1998/07/31      16301.88                    17695.25
   16593.20
  1998/08/31      14010.10                    15136.87
   14250.87
  1998/09/30      14167.78                    16106.54
   14330.43
  1998/10/31      15878.08                    17416.64
   16100.92
  1998/11/30      16802.57                    18472.27
   17178.98
  1998/12/31      18004.40                    19536.64
   18227.30
  1999/01/31      18362.64                    20353.66
   18442.58
  1999/02/28      18177.75                    19721.07
   18139.22
  1999/03/31      18478.20                    20510.11
   18457.02
  1999/04/30      18709.33                    21304.46
   18831.12
  1999/05/31      18374.20                    20801.47
   18406.85
  1999/06/30      19102.23                    21955.95
   19134.43
  1999/07/30      18501.32                    21270.48
   18470.42
IMATRL PRASUN   SHR__CHT 19990731 19990903 133515 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $18,501 - an 85.01% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,470 - an 84.70% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CONSUMER INDUSTRIES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL T    13.20%       94.33%

FIDELITY ADV CONSUMER - CL T    9.24%        87.53%
(INCL. 3.50% SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Consumer Industries          11.31%       84.70%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL T    13.20%       25.68%

FIDELITY ADV CONSUMER - CL T    9.24%        24.15%
(INCL. 3.50% SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Consumer Industries          11.31%       23.50%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CONSUMER IND -CL T       S&P 500
GS CONSUMER INDUSTRIES
             00195                       SP001
GS002
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30      10180.75                    10516.69
   10513.26
  1996/10/31      10296.55                    10806.74
   10515.20
  1996/11/30      10643.95                    11623.62
   11025.10
  1996/12/31      10451.06                    11393.36
   10884.77
  1997/01/31      10955.66                    12105.21
   11305.36
  1997/02/28      11091.51                    12200.12
   11695.56
  1997/03/31      10761.58                    11698.81
   11296.69
  1997/04/30      10936.25                    12397.23
   11790.13
  1997/05/31      11770.78                    13151.98
   12465.57
  1997/06/30      12362.72                    13741.19
   12976.04
  1997/07/31      13051.69                    14834.57
   13662.47
  1997/08/31      12585.91                    14003.54
   12875.85
  1997/09/30      13396.56                    14770.51
   13567.42
  1997/10/31      13152.02                    14277.18
   13296.15
  1997/11/30      13800.59                    14938.07
   14130.89
  1997/12/31      14236.18                    15194.56
   14591.98
  1998/01/31      14169.91                    15362.61
   14472.66
  1998/02/28      15185.99                    16470.56
   15602.11
  1998/03/31      16058.50                    17314.02
   16489.31
  1998/04/30      15948.06                    17488.19
   16327.46
  1998/05/31      16025.37                    17187.57
   16451.19
  1998/06/30      16820.56                    17885.73
   17157.68
  1998/07/31      16566.54                    17695.25
   16593.20
  1998/08/31      14236.18                    15136.87
   14250.87
  1998/09/30      14397.48                    16106.54
   14330.43
  1998/10/31      16128.00                    17416.64
   16100.92
  1998/11/30      17069.78                    18472.27
   17178.98
  1998/12/31      18282.32                    19536.64
   18227.30
  1999/01/31      18647.26                    20353.66
   18442.58
  1999/02/28      18458.91                    19721.07
   18139.22
  1999/03/31      18753.21                    20510.11
   18457.02
  1999/04/30      18976.89                    21304.46
   18831.12
  1999/05/31      18635.49                    20801.47
   18406.85
  1999/06/30      19377.14                    21955.95
   19134.43
  1999/07/30      18753.21                    21270.48
   18470.42
IMATRL PRASUN   SHR__CHT 19990731 19990811 143838 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $18,753 - an 87.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,470 - an 84.70% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CONSUMER INDUSTRIES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares' bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL B    12.71%       92.11%

FIDELITY ADV CONSUMER - CL B    7.71%        89.11%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Consumer Industries          11.31%       84.70%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL B  12.71%       25.18%

FIDELITY ADV CONSUMER - CL B  7.71%        24.51%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       20.20%       29.64%

GS Consumer Industries        11.31%       23.50%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CONSUMER IND -CL B       S&P 500
GS CONSUMER INDUSTRIES
             00190                       SP001
GS002
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10550.00                    10516.69
   10513.26
  1996/10/31      10670.00                    10806.74
   10515.20
  1996/11/30      11030.00                    11623.62
   11025.10
  1996/12/31      10830.11                    11393.36
   10884.77
  1997/01/31      11353.01                    12105.21
   11305.36
  1997/02/28      11493.80                    12200.12
   11695.56
  1997/03/31      11151.90                    11698.81
   11296.69
  1997/04/30      11322.85                    12397.23
   11790.13
  1997/05/31      12187.65                    13151.98
   12465.57
  1997/06/30      12791.00                    13741.19
   12976.04
  1997/07/31      13494.90                    14834.57
   13662.47
  1997/08/31      13012.22                    14003.54
   12875.85
  1997/09/30      13841.35                    14770.51
   13567.42
  1997/10/31      13576.87                    14277.18
   13296.15
  1997/11/30      14249.10                    14938.07
   14130.89
  1997/12/31      14689.16                    15194.56
   14591.98
  1998/01/31      14620.57                    15362.61
   14472.66
  1998/02/28      15649.39                    16470.56
   15602.11
  1998/03/31      16541.02                    17314.02
   16489.31
  1998/04/30      16426.71                    17488.19
   16327.46
  1998/05/31      16506.73                    17187.57
   16451.19
  1998/06/30      17318.35                    17885.73
   17157.68
  1998/07/31      17044.00                    17695.25
   16593.20
  1998/08/31      14643.44                    15136.87
   14250.87
  1998/09/30      14798.16                    16106.54
   14330.43
  1998/10/31      16577.85                    17416.64
   16100.92
  1998/11/30      17528.63                    18472.27
   17178.98
  1998/12/31      18771.97                    19536.64
   18227.30
  1999/01/31      19137.66                    20353.66
   18442.58
  1999/02/28      18942.63                    19721.07
   18139.22
  1999/03/31      19235.18                    20510.11
   18457.02
  1999/04/30      19454.59                    21304.46
   18831.12
  1999/05/31      19088.90                    20801.47
   18406.85
  1999/06/30      19844.66                    21955.95
   19134.43
  1999/07/30      18911.00                    21270.48
   18470.00
IMATRL PRASUN   SHR__CHT 19990731 19990920 111114 R00000000000038

$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $18,911 - an 89.11% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,470 - an 84.70% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CONSUMER INDUSTRIES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL C    12.72%       92.15%

FIDELITY ADV CONSUMER - CL C    11.72%       92.15%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Consumer Industries          11.31%       84.70%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - CL C   12.72%       25.19%

FIDELITY ADV CONSUMER - CL C   11.72%       25.19%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        20.20%       29.64%

GS Consumer Industries         11.31%       23.50%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CONSUMER IND -CL C       S&P 500
GS CONSUMER INDUSTRIES
             00282                       SP001
GS002
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10550.00                    10516.69
   10513.26
  1996/10/31      10670.00                    10806.74
   10515.20
  1996/11/30      11030.00                    11623.62
   11025.10
  1996/12/31      10830.11                    11393.36
   10884.77
  1997/01/31      11353.01                    12105.21
   11305.36
  1997/02/28      11493.80                    12200.12
   11695.56
  1997/03/31      11151.90                    11698.81
   11296.69
  1997/04/30      11322.85                    12397.23
   11790.13
  1997/05/31      12187.65                    13151.98
   12465.57
  1997/06/30      12791.00                    13741.19
   12976.04
  1997/07/31      13494.90                    14834.57
   13662.47
  1997/08/31      13012.22                    14003.54
   12875.85
  1997/09/30      13841.35                    14770.51
   13567.42
  1997/10/31      13576.87                    14277.18
   13296.15
  1997/11/30      14247.70                    14938.07
   14130.89
  1997/12/31      14686.44                    15194.56
   14591.98
  1998/01/31      14606.62                    15362.61
   14472.66
  1998/02/28      15655.65                    16470.56
   15602.11
  1998/03/31      16545.05                    17314.02
   16489.31
  1998/04/30      16431.02                    17488.19
   16327.46
  1998/05/31      16510.84                    17187.57
   16451.19
  1998/06/30      17320.42                    17885.73
   17157.68
  1998/07/31      17046.76                    17695.25
   16593.20
  1998/08/31      14652.23                    15136.87
   14250.87
  1998/09/30      14807.22                    16106.54
   14330.43
  1998/10/31      16585.06                    17416.64
   16100.92
  1998/11/30      17534.87                    18472.27
   17178.98
  1998/12/31      18776.92                    19536.64
   18227.30
  1999/01/31      19130.05                    20353.66
   18442.58
  1999/02/28      18947.40                    19721.07
   18139.22
  1999/03/31      19239.65                    20510.11
   18457.02
  1999/04/30      19458.83                    21304.46
   18831.12
  1999/05/31      19093.52                    20801.47
   18406.85
  1999/06/30      19848.49                    21955.95
   19134.43
  1999/07/30      19215.29                    21270.48
   18470.42
IMATRL PRASUN   SHR__CHT 19990731 19990920 124347 R00000000000038

$10,000 OVER THE LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,215 - a 92.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,470 - an 84.70% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Doug Chase)(photograph of John Porter)

NOTE TO SHAREHOLDERS: On September 1, 1999, after the period covered by this report, John Porter (right) became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Doug Chase, who managed the fund during the period covered by this report, with comments from John Porter on his outlook.

Q. HOW DID THE FUND PERFORM, DOUG?

D.C. During the 12-month period that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares had returns of 13.49%, 13.20%, 12.71% and 12.72%, respectively. This performance outperformed the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned 11.31% over the same 12-month period. The fund lagged the Standard & Poor's 500 Index's return of 20.20% during the same period.

Q. THE FUND PERFORMED WELL VERSUS THE GOLDMAN SACHS INDEX. WHAT WERE THE KEYS TO SUCCESS HERE?

D.C. Much of the outperformance came as a result of strong stock picking, notably in household products and cable stocks. Our deep bench of research analysts did a good job of identifying the winners and losers within the consumer industries over the past 12 months. Our team visited hundreds of companies in the consumer arena, which helped us get a clearer understanding of how businesses were doing and what the inter-sector comparisons were looking like. Together, we were successful in picking the right companies and moving money between consumer industry sectors on a timely basis. Having a healthy underweighting in Coca-Cola proved especially beneficial, as the company suffered from poor earnings growth and a massive recall in Europe.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE 12-MONTH PERIOD?

D.C. Moving into and out of the different sectors within this industry at the right time was a key strategy. Amid the global crisis of the late summer and early fall of 1998, consumer spending at retailers slackened in conjunction with the dramatic decline in the stock market. At that time, the fund doubly benefited from its underweighting in retailers and overweighting in non-durables. Later in the fall, I reversed the allocation when it became apparent that the economy was still strong. Then, this spring, I pared back the fund's exposure to retailers - which had made a significant contribution to performance - to take some profits. Toward the end of the period, I continued to unwind some of the fund's retail positions. In addition, I once again overweighted non-durables, namely household products and tobacco stocks, which had attractive valuations following a decline in their prices. At least as importantly, though, the fund tended to be in the right stocks within these industries.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

D.C. Wal-Mart, the fund's second largest holding, soared due to strong sales growth fueled by robust consumer demand and superior inventory and pricing. The Limited, also benefiting from the sharp rise in consumer confidence, rallied around improving sales. As majority owner of Intimate Brands, operator of Victoria's Secret and Bath & Body Works, this stock was also rewarded for strong performance within these businesses. CBS was a particularly good performer, enjoying healthy returns in both its radio and television divisions.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

D.C. Disney suffered from a host of problems including a loss of creative talent, higher costs associated with making animated films and increased competition from other studios. Weak company-store sales and declining revenues from home-video releases also pressured its stock. The market continued to punish shares of Philip Morris for its litigation troubles. Saks' earnings suffered after its buyout by national retailer Proffitt's last September, as the joint concern faced the challenges associated with combining the two operations.

Q.  TURNING TO YOU, JOHN, WHAT'S YOUR OUTLOOK?

J.P. Facing the prospect of rising interest rates, the market is saying that it thinks the U.S. economy is going to slow, which could change consumer expenditure patterns dramatically. I'm comfortable with where the fund is positioned right now. I'm also comfortable taking a defensive position - underweighting the more economically sensitive retail stocks and overweighting supermarkets and drug chains, which tend to be defensive. It's important to keep in mind that if consumer spending continues to be driven primarily by market gains, investors could be in for a bumpy ride. The situation last fall proved how fast consumers could flee a falling market. I'm not looking to change the fund's defensive positioning until we see some semblance of order in the marketplace. Until then, I will keep a close eye on relative valuations and rely on Fidelity's research strength in picking the right stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $43 million

MANAGER: John Porter, since September 1999;
joined Fidelity in 1995

ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Procter & Gamble Co.            6.3

Wal-Mart Stores, Inc.           5.3

Philip Morris Companies, Inc.   5.1

Home Depot, Inc.                3.0

Time Warner, Inc.               2.8

McDonald's Corp.                2.1

Gillette Co.                    1.8

AT&T Corp. (Liberty Media       1.7
Group) Class A

Safeway, Inc.                   1.6

Dayton Hudson Corp.             1.5

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Household Products           12.8%

Broadcasting                 12.2%

General Merchandise Stores   9.2%

Foods                        7.8%

Retail & Wholesale,          5.3%
Miscellaneous

All Others*                  52.7%


Row: 1, Col: 1, Value: 12.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.2
Row: 1, Col: 4, Value: 9.199999999999999
Row: 1, Col: 5, Value: 7.8
Row: 1, Col: 6, Value: 5.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 52.7

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%

                                 SHARES                    VALUE (NOTE 1)

ADVERTISING - 1.2%

Interpublic Group of              4,600                    $ 193,200
Companies, Inc.

Omnicom Group, Inc.               4,600                     326,025

                                                            519,225

APPAREL STORES - 3.4%

Abercrombie & Fitch Co. Class     3,590                     148,985
A (a)

American Eagle Outfitters,        1,500                     57,938
Inc. (a)

AnnTaylor Stores Corp. (a)        1,400                     53,725

Claire's Stores, Inc.             2,900                     68,875

Gap, Inc.                         10,968                    512,754

Limited, Inc. (The)               5,440                     248,540

Payless ShoeSource, Inc. (a)      1,700                     91,800

TJX Companies, Inc.               6,900                     228,131

Venator Group, Inc. (a)           9,700                     101,850

                                                            1,512,598

AUTOS, TIRES, & ACCESSORIES -
0.5%

AutoNation, Inc. (a)              14,500                    215,688

BEVERAGES - 4.8%

Anheuser-Busch Companies,         4,400                     347,325
Inc.

Canandaigua Wine, Inc. Class      3,300                     189,750
A (a)

Celestial Seasonings, Inc. (a)    11,100                    227,550

Coca-Cola Co. (The)               600                       36,188

Coors (Adolph) Co. Class B        4,800                     255,600

Golden State Vinters, Inc.        16,600                    101,675
Class B (a)

PepsiCo, Inc.                     11,800                    461,675

Seagram Co. Ltd.                  6,900                     356,154

Whitman Corp.                     6,900                     131,531

                                                            2,107,448

BROADCASTING - 12.2%

AMFM, Inc. (a)                    4,100                     215,250

AT&T Corp. (Liberty Media         20,900                    773,300
Group)  Class A (a)

Cablevision Systems Corp.         2,100                     146,606
Class A (a)

CBS Corp. (a)                     12,700                    558,006

Clear Channel Communications,     3,650                     253,903
Inc. (a)

Comcast Corp.:

Class A                           2,100                     74,944

Class A (special)                 9,900                     381,150

Cox Communications, Inc.          10,200                    381,863
Class A (a)

EchoStar Communications Corp.     800                       54,700
 Class A (a)

Infinity Broadcasting Corp.       2,400                     66,150
Class A

MediaOne Group, Inc.              9,200                     665,850

Nielsen Media Research, Inc.      2,300                     74,750
(a)

Sinclair Broadcast Group,         4,600                     87,113
Inc.  Class A (a)

Time Warner, Inc.                 17,270                    1,243,440



                                 SHARES                    VALUE (NOTE 1)

USA Networks, Inc. (a)            6,800                    $ 325,975

Young Broadcasting, Inc.          1,800                     95,400
Class A

                                                            5,398,400

BUILDING MATERIALS - 0.4%

Fortune Brands, Inc.              5,100                     201,450

CELLULAR - 0.3%

Rogers Communications, Inc.       4,100                     77,574
Class B (non-vtg.) (a)

UnitedGlobalCom, Inc. (a)         600                       45,375

                                                            122,949

COMPUTER SERVICES & SOFTWARE
- 0.6%

At Home Corp. Series A (a)        2,800                     127,925

Galileo International, Inc.       1,700                     87,019

Sykes Enterprises, Inc. (a)       2,100                     58,931

                                                            273,875

CONSUMER ELECTRONICS - 0.3%

Gemstar International Group       2,200                     145,750
Ltd. (a)

DRUG STORES - 2.4%

CVS Corp.                         11,830                    588,543

General Nutrition Companies,      2,100                     52,106
Inc. (a)

Walgreen Co.                      15,100                    427,519

                                                            1,068,168

ENTERTAINMENT - 4.9%

Carnival Corp.                    8,400                     390,075

Disney (Walt) Co.                 22,800                    629,850

Fox Entertainment Group, Inc.     1,500                     37,313

King World Productions, Inc.      5,000                     174,375
(a)

Royal Carribean Cruises Ltd.      4,000                     188,000

SFX Entertainment, Inc. Class     2,850                     127,716
A (a)

Viacom, Inc.:

Class A (a)                       1,600                     67,100

Class B (non-vtg.) (a)            13,800                    578,738

                                                            2,193,167

FOODS - 7.8%

American Italian Pasta Co.        7,300                     208,963
Class A (a)

Archer-Daniels-Midland Co.        1,995                     27,930

Aurora Foods, Inc. (a)            3,700                     68,450

Bestfoods                         4,350                     212,063

Corn Products International,      5,937                     187,016
Inc.

Dean Foods Co.                    3,400                     147,475

Earthgrains Co.                   4,600                     120,175

Flowers Industries, Inc.          6,500                     108,469

General Mills, Inc.               2,400                     198,750

Groupe Danone                     420                       106,588

Heinz (H.J.) Co.                  6,375                     300,422

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FOODS - CONTINUED

Hormel Foods Corp.                2,200                    $ 86,763

IBP, Inc.                         4,400                     107,525

Interstate Bakeries Corp.         2,500                     58,438

Keebler Foods Co. (a)             15,600                    456,300

Kellogg Co.                       4,000                     139,250

Nabisco Holdings Corp. Class A    6,500                     270,563

Quaker Oats Co.                   4,000                     272,250

Sara Lee Corp.                    13,500                    297,000

Tyson Foods, Inc.                 4,000                     74,750

                                                            3,449,140

GENERAL MERCHANDISE STORES -
9.2%

Ames Department Stores, Inc.      1,000                     41,000
(a)

Consolidated Stores Corp. (a)     6,140                     95,938

Dayton Hudson Corp.               10,500                    679,219

Dollar General Corp.              3,625                     95,836

Dollar Tree Stores, Inc. (a)      850                       35,966

Federated Department Stores,      6,500                     333,531
Inc. (a)

Saks, Inc. (a)                    17,724                    407,652

Stein Mart, Inc. (a)              7,000                     46,594

Wal-Mart Stores, Inc.             54,900                    2,319,525

                                                            4,055,261

GROCERY STORES - 4.8%

Albertson's, Inc.                 8,921                     443,262

Fleming Companies, Inc.           8,500                     102,531

Kroger Co. (a)                    24,200                    636,763

Safeway, Inc.                     12,750                    686,906

U.S. Foodservice (a)              5,600                     237,650

                                                            2,107,112

HOME FURNISHINGS - 0.6%

Newell Rubbermaid, Inc.           5,800                     250,850

HOUSEHOLD PRODUCTS - 12.8%

Alberto-Culver Co. Class A        2,800                     60,725

Avon Products, Inc.               11,550                    525,525

Church & Dwight Co., Inc.         5,200                     228,475

Clorox Co.                        2,099                     235,088

Colgate-Palmolive Co.             8,900                     439,438

Gillette Co.                      18,300                    801,769

Procter & Gamble Co.              30,785                    2,786,030

Unilever NV                       6,900                     36,912

Unilever NV NY Shares             7,560                     528,255

Yankee Candle Co., Inc. (a)       1,900                     42,750

                                                            5,684,967



                                 SHARES                    VALUE (NOTE 1)

LEISURE DURABLES & TOYS - 0.8%

Harley-Davidson, Inc.             2,300                    $ 127,363

Hasbro, Inc.                      6,550                     170,300

Mattel, Inc.                      1,900                     44,650

                                                            342,313

LODGING & GAMING - 1.4%

Gtech Holdings Corp. (a)          3,900                     99,450

Marriott International, Inc.      3,200                     112,200
Class A

Prime Hospitality Corp. (a)       9,900                     108,281

Promus Hotel Corp. (a)            5,000                     134,688

Sun International Hotels Ltd.     1,300                     52,975
(a)

WMS Industries, Inc. (a)          6,400                     98,400

                                                            605,994

PACKAGING & CONTAINERS - 1.2%

Corning, Inc.                     3,900                     273,000

Tupperware Corp.                  11,200                    264,600

                                                            537,600

PAPER & FOREST PRODUCTS - 0.6%

Kimberly-Clark Corp.              4,400                     268,400

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       2,400                     84,000

PUBLISHING - 3.4%

Belo (A.H.) Corp. Class A         6,800                     137,275

Gannet, Inc.                      3,900                     281,775

Harcourt General, Inc.            1,150                     53,403

Harte Hanks Communications,       1,900                     50,469
Inc.

Knight-Ridder, Inc.               1,200                     64,350

McGraw-Hill Companies, Inc.       4,700                     239,113

Meredith Corp.                    4,300                     154,531

Playboy Enterprises, Inc.         2,700                     66,656
Class B (a)

Reader's Digest Association,      7,200                     250,650
Inc.  Class A (non-vtg.)

Tribune Co.                       2,500                     220,156

                                                            1,518,378

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Starwood Hotels & Resorts         3,100                     83,700
Worldwide, Inc.

RESTAURANTS - 3.4%

CEC Entertainment, Inc. (a)       3,150                     99,225

Foodmaker, Inc. (a)               2,700                     73,913

McDonald's Corp.                  22,300                    929,631

Outback Steakhouse, Inc. (a)      4,950                     165,206

Papa John's International,        800                       34,350
Inc. (a)

Sizzler International, Inc.       10,900                    29,294
(a)

Tricon Global Restaurants,        4,400                     179,025
Inc. (a)

                                                            1,510,644

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 5.3%

Action Performance Companies,     2,300                    $ 79,638
Inc. (a)

Bed Bath & Beyond, Inc. (a)       2,300                     78,056

Home Depot, Inc.                  20,900                    1,333,681

Lowe's Companies, Inc.            7,900                     416,725

Office Depot, Inc. (a)            5,800                     108,750

PETsMART, Inc. (a)                10,200                    77,138

Staples, Inc. (a)                 9,550                     275,756

                                                            2,369,744

SERVICES - 2.8%

ACNielsen Corp. (a)               5,300                     153,369

Block (H&R), Inc.                 1,700                     92,863

Cendant Corp. (a)                 13,000                    261,625

Modis Professional Services,      3,000                     43,500
Inc. (a)

NCO Group, Inc. (a)               3,300                     129,113

Profit Recovery Group             1,100                     56,650
International, Inc. (a)

ServiceMaster Co.                 3,950                     71,100

Snyder Communications, Inc.       2,400                     46,500
(a)

True North Communications         3,600                     117,225

Viad Corp.                        7,500                     247,969

                                                            1,219,914

TEXTILES & APPAREL - 1.5%

Jones Apparel Group, Inc. (a)     3,200                     105,200

Liz Claiborne, Inc.               1,900                     73,744

NIKE, Inc. Class B                2,600                     135,200

Tommy Hilfiger (a)                5,600                     206,850

WestPoint Stevens, Inc. Class     5,400                     147,150
A

                                                            668,144

TOBACCO - 5.1%

Philip Morris Companies, Inc.     60,700                    2,261,075

TOTAL COMMON STOCKS                                         40,775,954
(Cost $35,026,117)

CASH EQUIVALENTS - 7.9%



Taxable Central Cash Fund (b)     3,485,280                 3,485,280
(Cost $3,485,280)

TOTAL INVESTMENT IN                                       $ 44,261,234
SECURITIES - 100%
(Cost $38,511,397)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $38,645,979. Net unrealized appreciation aggregated $5,615,255, of which $7,153,230 related to appreciated investment securities and $1,537,975 related to depreciated investment securities.

The fund hereby designates approximately $325,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 14%, 15%, 15%, 15% and 14% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       JULY 31, 1999

ASSETS

Investment in securities, at             $ 44,261,234
value  (cost $38,511,397) -
See accompanying schedule

Receivable for investments                348,647
sold

Receivable for fund shares                171,594
sold

Dividends receivable                      19,114

Interest receivable                       15,919

Other receivables                         11

 TOTAL ASSETS                             44,816,519

LIABILITIES

Payable to custodian bank      $ 16,604

Payable for investments         913,907
purchased

Payable for fund shares         42,628
redeemed

Accrued management fee          22,020

Distribution fees payable       20,515

Other payables and accrued      38,588
expenses

 TOTAL LIABILITIES                        1,054,262

NET ASSETS                               $ 43,762,257

Net Assets consist of:

Paid in capital                          $ 37,449,001

Accumulated undistributed net             563,415
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               5,749,841
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                               $ 43,762,257

CALCULATION OF MAXIMUM                    $16.01
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($3,504,332 (divided
by)     218,868 shares)

 Maximum offering price per               $16.99
share    (100/94.25 of
$16.01)

 CLASS T:  NET ASSET VALUE                $15.93
and redemption     price per
share ($21,714,390 (divided
by)    1,362,959 shares)

 Maximum offering price per               $16.51
share    (100/96.50 of
$15.93)

 CLASS B:  NET ASSET VALUE                $15.76
and offering price     per
share ($9,831,724 (divided
by)     624,004 shares) A

 CLASS C:  NET ASSET VALUE                $15.78
and offering price    per
share ($2,758,152 (divided
by)     174,821 shares) A

 INSTITUTIONAL CLASS:  NET                $16.11
ASSET VALUE, offering price
  and redemption price per
share     ($5,953,659
(divided by) 369,542 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                            $ 330,915
Dividends

Interest                                      135,014

 TOTAL INCOME                                 465,929

EXPENSES

Management fee                   $ 201,981

Transfer agent fees               96,526

Distribution fees                 187,802

Accounting fees and expenses      60,273

Non-interested trustees'          111
compensation

Custodian fees and expenses       8,447

Registration fees                 68,903

Audit                             28,685

Legal                             324

 Total expenses before            653,052
reductions

 Expense reductions               (24,322)    628,730

NET INVESTMENT INCOME (LOSS)                  (162,801)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            807,148

 Foreign currency transactions    449         807,597

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,190,670

 Assets and liabilities in        4           3,190,674
foreign currencies

NET GAIN (LOSS)                               3,998,271

NET INCREASE (DECREASE) IN                   $ 3,835,470
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (162,801)               $ (119,125)
income (loss)

 Net realized gain (loss)       807,597                   2,436,414

 Change in net unrealized       3,190,674                 1,539,184
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,835,470                 3,856,473
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (1,579,052)               (1,433,351)
from net realized gains

Share transactions - net        13,658,707                15,183,117
increase (decrease)

Redemption fees                 14,605                    39,768

  TOTAL INCREASE (DECREASE)     15,929,730                17,646,007
IN NET ASSETS

NET ASSETS

 Beginning of period            27,832,527                10,186,520

 End of period                 $ 43,762,257              $ 27,832,527


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.08   $ 13.48   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)     (.06)     (.05)

Net realized and unrealized       1.80      3.31      3.60
gain (loss)

Total from investment             1.77      3.25      3.55
operations

Less Distributions

From net realized gain            (.85)     (1.68)    (.07)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 16.01   $ 15.08   $ 13.48

TOTAL RETURN B, C                 13.49%    27.48%    35.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,504   $ 2,220   $ 944
(000 omitted)

Ratio of expenses to average      1.55% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.54% G   1.73% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.19)%    (.47)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.00   $ 13.45   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)     (.10)     (.09)

Net realized and unrealized       1.79      3.28      3.60
gain (loss)

Total from investment             1.73      3.18      3.51
operations

Less Distributions

From net realized gain            (.81)     (1.66)    (.06)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 15.93   $ 15.00   $ 13.45

TOTAL RETURN B, C                 13.20%    26.93%    35.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,714  $ 13,989  $ 7,314
(000 omitted)

Ratio of expenses to average      1.79% F   2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.77% G   1.98% G   1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.42)%    (.71)%    (.83)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.91   $ 13.42   $ 11.46
period

Income from Investment
Operations

Net investment income (loss) D    (.14)     (.17)     (.08)

Net realized and unrealized       1.79      3.26      2.04
gain (loss)

Total from investment             1.65      3.09      1.96
operations

Less Distributions

From net realized gain            (.81)     (1.64)    -

Redemption fees added to paid     .01       .04       -
in capital

Net asset value, end of period   $ 15.76   $ 14.91   $ 13.42

TOTAL RETURN B, C                 12.71%    26.30%    17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,832   $ 5,419   $ 596
(000 omitted)

Ratio of expenses to average      2.31% F   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.30% G   2.48% G   2.46% A, G
net assets after expense
reductions

Ratio of net investment           (.95)%    (1.23)%   (1.60)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.95   $ 12.66
period

Income from Investment
Operations

Net investment income (loss) D    (.15)     (.13)

Net realized and unrealized       1.80      2.87
gain (loss)

Total from investment             1.65      2.74
operations

Less Distributions

From net realized gain            (.83)     (.49)

Redemption fees added to paid     .01       .04
in capital

Net asset value, end of period   $ 15.78   $ 14.95

TOTAL RETURN B, C                 12.72%    22.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,758   $ 1,461
(000 omitted)

Ratio of expenses to average      2.32% F   2.50% A, F
net assets

Ratio of expenses to average      2.30% G   2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.95)%    (1.27)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.12   $ 13.51   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .02       (.03)     (.01)

Net realized and unrealized       1.81      3.31      3.59
gain (loss)

Total from investment             1.83      3.28      3.58
operations

Less Distributions

From net realized gain            (.85)     (1.70)    (.07)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 16.11   $ 15.12   $ 13.51

TOTAL RETURN B, C                 13.87%    27.70%    35.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,954   $ 4,745   $ 1,333
(000 omitted)

Ratio of expenses to average      1.26% F   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.24% G   1.48% G   1.48% A, G
net assets after expense
reductions

Ratio of net investment           .11%      (.20)%    (.13)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $36,664,303 and $25,642,720, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,765      $ 136

CLASS T    87,501       0

CLASS B    74,573       55,963

CLASS C    18,963       16,091

          $ 187,802    $ 72,190

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,463     $ 9,732

CLASS T    49,305       13,689

CLASS B    24,515       24,515 *

CLASS C    4,208        4,208 *

          $ 104,491    $ 52,144

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 8,064   .30

CLASS T                 46,176   .26

CLASS B                 24,357   .33

CLASS C                 6,683    .35

INSTITUTIONAL CLASS     11,246   .23

                       $ 96,526

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,940 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75-1.50%               $ 1,642

CLASS T               2.00-1.75%                7,952

CLASS B               2.50-2.25%                5,887

CLASS C               2.50-2.25%                1,922

INSTITUTIONAL CLASS   1.50-1.25%                1,801

                                               $ 19,204

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed to 1.50%, 1.75%, 2.25%, 2.25%, and 1.25% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,118 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

FROM NET REALIZED GAIN  1999                  1998 A

Class A                 $ 121,205             $ 122,598

Class T                  772,710               1,001,052

Class B                  327,913               102,510

Class C                  82,950                1,954

Institutional Class      274,274               205,237

Total                   $ 1,579,052           $ 1,433,351

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   92,013              $ 1,782,025          $ 1,311,243
                                 115,099

Reinvestment of distributions    9,730                9,124                119,873              113,019

Shares redeemed                  (53,179)             (23,935)             (794,506)            (334,712)

Net increase (decrease)          71,650               77,202              $ 1,107,392          $ 1,089,550

CLASS T Shares sold              836,168              784,694             $ 12,781,566         $ 11,054,004

Reinvestment of distributions    59,298               73,835               728,776              913,447

Shares redeemed                  (465,170)            (469,801)            (6,990,735)          (6,762,615)

Net increase (decrease)          430,296              388,728             $ 6,519,607          $ 5,204,836

CLASS B Shares sold              400,266              359,596             $ 5,949,947          $ 5,098,496

Reinvestment of distributions    25,754               7,684                314,459              94,935

Shares redeemed                  (165,340)            (48,361)             (2,389,462)          (692,526)

Net increase (decrease)          260,680              318,919             $ 3,874,944          $ 4,500,905

CLASS C Shares sold              138,656              101,815             $ 2,101,382          $ 1,469,653

Reinvestment of distributions    6,196                43                   75,712               542

Shares redeemed                  (67,731)             (4,158)              (994,371)            (61,277)

Net increase (decrease)          77,121               97,700              $ 1,182,723          $ 1,408,918

INSTITUTIONAL CLASS Shares       257,491              246,078             $ 3,899,578          $ 3,450,421
sold

Reinvestment of distributions    21,083               15,764               260,589              196,010

Shares redeemed                  (222,900)            (46,652)             (3,186,126)          (667,523)

Net increase (decrease)          55,674               215,190             $ 974,041            $ 2,978,908


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL A    10.81%       63.49%

FIDELITY ADV CYCLICAL - CL A    4.44%        54.09%
(INCL. 5.75% SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Cyclical Industries          8.32%        55.20%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL A    10.81%       18.42%

FIDELITY ADV CYCLICAL - CL A    4.44%        16.04%
(INCL. 5.75% SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Cyclical Industries          8.32%        16.32%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CYCLICAL IND -CL A       S&P 500
GS CYCLICAL INDUSTRIES
             00184                       SP001
GS003
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30       9783.15                    10516.69
   10449.51
  1996/10/31      10065.90                    10806.74
   10623.81
  1996/11/30      10669.10                    11623.62
   11299.86
  1996/12/31      10612.70                    11393.36
   11101.84
  1997/01/31      10888.23                    12105.21
   11459.45
  1997/02/28      10916.74                    12200.12
   11487.29
  1997/03/31      10584.20                    11698.81
   11120.08
  1997/04/30      10745.72                    12397.23
   11654.84
  1997/05/31      11638.82                    13151.98
   12461.54
  1997/06/30      12246.89                    13741.19
   12959.26
  1997/07/31      13111.49                    14834.57
   13980.32
  1997/08/31      12826.45                    14003.54
   13471.60
  1997/09/30      13135.80                    14770.51
   13938.94
  1997/10/31      12290.57                    14277.18
   13095.58
  1997/11/30      12499.40                    14938.07
   13453.87
  1997/12/31      12592.62                    15194.56
   13598.24
  1998/01/31      12859.24                    15362.61
   13598.41
  1998/02/28      13874.44                    16470.56
   14714.19
  1998/03/31      14561.50                    17314.02
   15518.24
  1998/04/30      14756.33                    17488.19
   15588.62
  1998/05/31      14530.73                    17187.57
   15359.18
  1998/06/30      14592.26                    17885.73
   15161.59
  1998/07/31      13905.20                    17695.25
   14328.86
  1998/08/31      11792.76                    15136.87
   12063.57
  1998/09/30      11875.60                    16106.54
   12434.95
  1998/10/31      12998.82                    17416.64
   13538.58
  1998/11/30      13413.21                    18472.27
   14155.28
  1998/12/31      13991.18                    19536.64
   14242.33
  1999/01/31      13762.18                    20353.66
   14290.54
  1999/02/28      13424.12                    19721.07
   14008.83
  1999/03/31      13565.89                    20510.11
   14191.98
  1999/04/30      15408.84                    21304.46
   16333.87
  1999/05/31      15158.02                    20801.47
   15712.77
  1999/06/30      15735.99                    21955.95
   16252.48
  1999/07/30      15408.84                    21270.48
   15520.45
IMATRL PRASUN   SHR__CHT 19990731 19990813 094408 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $15,409 - a 54.09% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,520 - a 55.20% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL T    10.57%       62.56%

FIDELITY ADV CYCLICAL - CL T    6.70%        56.87%
(INCL. 3.50% SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Cyclical Industries          8.32%        55.20%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL T    10.57%       18.19%

FIDELITY ADV CYCLICAL - CL T    6.70%        16.75%
(INCL. 3.50% SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Cyclical Industries          8.32%        16.32%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CYCLICAL IND -CL T       S&P 500
GS CYCLICAL INDUSTRIES
             00194                       SP001
GS003
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30      10016.70                    10516.69
   10449.51
  1996/10/31      10306.20                    10806.74
   10623.81
  1996/11/30      10923.80                    11623.62
   11299.86
  1996/12/31      10846.68                    11393.36
   11101.84
  1997/01/31      11138.52                    12105.21
   11459.45
  1997/02/28      11167.70                    12200.12
   11487.29
  1997/03/31      10817.49                    11698.81
   11120.08
  1997/04/30      10982.87                    12397.23
   11654.84
  1997/05/31      11897.30                    13151.98
   12461.54
  1997/06/30      12519.89                    13741.19
   12959.26
  1997/07/31      13395.40                    14834.57
   13980.32
  1997/08/31      13103.57                    14003.54
   13471.60
  1997/09/30      13410.13                    14770.51
   13938.94
  1997/10/31      12554.81                    14277.18
   13095.58
  1997/11/30      12768.64                    14938.07
   13453.87
  1997/12/31      12864.11                    15194.56
   13598.24
  1998/01/31      13137.15                    15362.61
   13598.41
  1998/02/28      14166.28                    16470.56
   14714.19
  1998/03/31      14859.36                    17314.02
   15518.24
  1998/04/30      15058.89                    17488.19
   15588.62
  1998/05/31      14827.86                    17187.57
   15359.18
  1998/06/30      14890.87                    17885.73
   15161.59
  1998/07/31      14187.28                    17695.25
   14328.86
  1998/08/31      12024.01                    15136.87
   12063.57
  1998/09/30      12107.88                    16106.54
   12434.95
  1998/10/31      13267.38                    17416.64
   13538.58
  1998/11/30      13691.05                    18472.27
   14155.28
  1998/12/31      14270.80                    19536.64
   14242.33
  1999/01/31      14025.52                    20353.66
   14290.54
  1999/02/28      13691.05                    19721.07
   14008.83
  1999/03/31      13824.84                    20510.11
   14191.98
  1999/04/30      15697.88                    21304.46
   16333.87
  1999/05/31      15441.45                    20801.47
   15712.77
  1999/06/30      16032.35                    21955.95
   16252.48
  1999/07/30      15686.73                    21270.48
   15520.45
IMATRL PRASUN   SHR__CHT 19990731 19990920 111739 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $15,687 - a 56.87% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,520 - a 55.20% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL B    10.01%       60.45%

FIDELITY ADV CYCLICAL - CL B    5.01%        57.45%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Cyclical Industries          8.32%        55.20%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL B  10.01%       17.66%

FIDELITY ADV CYCLICAL - CL B  5.01%        16.90%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       20.20%       29.64%

GS Cyclical Industries        8.32%        16.32%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CYCLICAL IND -CL B       S&P 500
GS CYCLICAL INDUSTRIES
             00234                       SP001
GS003
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10380.00                    10516.69
   10449.51
  1996/10/31      10680.00                    10806.74
   10623.81
  1996/11/30      11320.00                    11623.62
   11299.86
  1996/12/31      11240.08                    11393.36
   11101.84
  1997/01/31      11542.50                    12105.21
   11459.45
  1997/02/28      11572.75                    12200.12
   11487.29
  1997/03/31      11209.84                    11698.81
   11120.08
  1997/04/30      11381.21                    12397.23
   11654.84
  1997/05/31      12318.73                    13151.98
   12461.54
  1997/06/30      12953.82                    13741.19
   12959.26
  1997/07/31      13861.09                    14834.57
   13980.32
  1997/08/31      13548.58                    14003.54
   13471.60
  1997/09/30      13866.28                    14770.51
   13938.94
  1997/10/31      12958.74                    14277.18
   13095.58
  1997/11/30      13169.80                    14938.07
   13453.87
  1997/12/31      13268.76                    15194.56
   13598.24
  1998/01/31      13540.88                    15362.61
   13598.41
  1998/02/28      14596.72                    16470.56
   14714.19
  1998/03/31      15304.25                    17314.02
   15518.24
  1998/04/30      15511.06                    17488.19
   15588.62
  1998/05/31      15260.71                    17187.57
   15359.18
  1998/06/30      15315.13                    17885.73
   15161.59
  1998/07/31      14585.84                    17695.25
   14328.86
  1998/08/31      12354.42                    15136.87
   12063.57
  1998/09/30      12441.29                    16106.54
   12434.95
  1998/10/31      13619.57                    17416.64
   13538.58
  1998/11/30      14035.44                    18472.27
   14155.28
  1998/12/31      14636.13                    19536.64
   14242.33
  1999/01/31      14393.54                    20353.66
   14290.54
  1999/02/28      14035.44                    19721.07
   14008.83
  1999/03/31      14174.06                    20510.11
   14191.98
  1999/04/30      16080.10                    21304.46
   16333.87
  1999/05/31      15814.41                    20801.47
   15712.77
  1999/06/30      16403.55                    21955.95
   16252.48
  1999/07/30      15745.00                    21270.48
   15520.45
IMATRL PRASUN   SHR__CHT 19990731 19990920 111928 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $15,745 - a 57.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,520 - a 55.20% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CYCLICAL INDUSTRIES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL C    9.94%        60.29%

FIDELITY ADV CYCLICAL - CL C    8.94%        60.29%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       112.70%

GS Cyclical Industries          8.32%        55.20%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - CL C      9.94%        17.62%

FIDELITY ADV CYCLICAL - CL C      8.94%        17.62%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           20.20%       29.64%

GS Cyclical Industries            8.32%        16.32%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CYCLICAL IND -CL C       S&P 500
GS CYCLICAL INDUSTRIES
             00283                       SP001
GS003
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10380.00                    10516.69
   10449.51
  1996/10/31      10680.00                    10806.74
   10623.81
  1996/11/30      11320.00                    11623.62
   11299.86
  1996/12/31      11240.08                    11393.36
   11101.84
  1997/01/31      11542.50                    12105.21
   11459.45
  1997/02/28      11572.75                    12200.12
   11487.29
  1997/03/31      11209.84                    11698.81
   11120.08
  1997/04/30      11381.21                    12397.23
   11654.84
  1997/05/31      12318.73                    13151.98
   12461.54
  1997/06/30      12953.82                    13741.19
   12959.26
  1997/07/31      13861.09                    14834.57
   13980.32
  1997/08/31      13548.58                    14003.54
   13471.60
  1997/09/30      13866.28                    14770.51
   13938.94
  1997/10/31      12958.74                    14277.18
   13095.58
  1997/11/30      13169.84                    14938.07
   13453.87
  1997/12/31      13257.55                    15194.56
   13598.24
  1998/01/31      13528.55                    15362.61
   13598.41
  1998/02/28      14590.89                    16470.56
   14714.19
  1998/03/31      15295.51                    17314.02
   15518.24
  1998/04/30      15501.47                    17488.19
   15588.62
  1998/05/31      15252.14                    17187.57
   15359.18
  1998/06/30      15306.35                    17885.73
   15161.59
  1998/07/31      14580.05                    17695.25
   14328.86
  1998/08/31      12357.81                    15136.87
   12063.57
  1998/09/30      12433.79                    16106.54
   12434.95
  1998/10/31      13609.18                    17416.64
   13538.58
  1998/11/30      14035.55                    18472.27
   14155.28
  1998/12/31      14623.24                    19536.64
   14242.33
  1999/01/31      14381.25                    20353.66
   14290.54
  1999/02/28      14024.02                    19721.07
   14008.83
  1999/03/31      14162.30                    20510.11
   14191.98
  1999/04/30      16063.67                    21304.46
   16333.87
  1999/05/31      15798.63                    20801.47
   15712.77
  1999/06/30      16386.33                    21955.95
   16252.48
  1999/07/30      16029.10                    21270.48
   15520.45
IMATRL PRASUN   SHR__CHT 19990731 19990920 112504 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $16,029 - a 60.29% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,520 - a 55.20% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Albert Ruback)

An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund

Q. HOW DID THE FUND PERFORM, ALBERT?

A. The fund experienced a rebound in the second quarter of 1999, which significantly improved performance during the period. For the 12 months that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 10.81%, 10.57%, 10.01% and 9.94%, respectively. In comparison, the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - returned 8.32%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT DROVE THE RALLY IN THE SECOND QUARTER? WHAT FACTORS HELPED THE FUND OUTPERFORM THE GOLDMAN SACHS INDEX DURING THE PERIOD?

A. The cyclical sector, which is predominantly made up of economically sensitive stocks such as chemicals and plastics, suffered through most of the period as faltering international markets led to a slowdown in domestic manufacturing. This trend reversed itself in April, though, as improving global economic conditions spurred investor confidence in cyclical and value-oriented companies, leading to a rally in chemicals, paper and aluminum stocks. While the fund benefited from the rotation into cyclical stocks given its investment objectives, much of the fund's outperformance of the Goldman Sachs index came from strong stock selection and timely shifts in sector allocation across many groups, including chemicals, non-ferrous metals and aerospace contractors.

Q. IN THE PREVIOUS REPORT, YOU TALKED ABOUT HAVING A MORE DEFENSIVE STRATEGY GIVEN THE DOMESTIC INTEREST-RATE ENVIRONMENT AND WEAKNESS OVERSEAS. WHAT CAUSED YOU TO CHANGE THIS STANCE?

A. I began to see signs that the global economic picture was improving. Asia was recovering, certain European countries were lowering interest rates last spring and other countries were coming out of recessions. This environment generally leads to a cyclical recovery and I started to position the fund to take advantage of this cyclical up-trend. The stocks that generally react most favorably at the beginning of an economic expansion are the commodities-based companies, such as chemicals and metals.

Q. WHICH STOCKS PRODUCED STRONG RESULTS?

A. Honeywell, an electronics equipment manufacturer, was a strong contributor to fund performance as the company experienced accelerated growth and strong sales across many of its divisions. In addition, investors generally viewed its proposed merger with AlliedSignal as a beneficial alliance. Shares of Fortune Brands benefited from a change in management that became more focused on cost-cutting initiatives and improving returns. SPX Corp. also was a strong corporate management story, with encouraging cost-savings initiatives underway. Textron, the largest maker of commercial helicopters and mid-size business jets, helped the fund after its shares rose on stronger profits across all lines of its business.

Q. WHICH HOLDINGS HURT THE FUND'S PERFORMANCE?

A. Shares of US Airways began to fall early in the second quarter because of costly new labor contracts and lower ticket sales. In general, the entire airline industry suffered and detracted from fund performance. As capacity began to outstrip demand for seats, it forced price cuts, which lowered profit margins. While I sold off the fund's holdings in Waste Management, which helped performance relative to the Goldman Sachs index, this stock hurt total return after the company posted its biggest one-day loss ever when it warned investors that second-quarter and full-year profits would fall below estimates. The announcement was particularly damaging because the company didn't provide any advanced warning of the earnings shortfall.

Q. WHAT'S YOUR OUTLOOK, ALBERT?

A. I continue to think the global economy is improving. We see evidence of Asia recovering, with South Korea rebounding dramatically and strength in the Japanese stock market, as well as signs of improvement in Europe. With overseas countries strengthening, even if we see a slowdown in the U.S., I don't think it's likely to short-circuit the global upturn. As a result, if an environment of sustained global economic growth continues, I'm optimistic that the rally in cyclical stocks can continue.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than
$11 million

MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                                 % OF FUND'S INVESTMENTS

General Electric Co.              8.2

Boeing Co.                        5.6

SPX Corp.                         5.4

Honeywell, Inc.                   4.2

E.I. du Pont de Nemours and Co.   3.9

Textron, Inc.                     3.7

AlliedSignal, Inc.                3.3

AMR Corp.                         3.2

Fortune Brands, Inc.              3.1

General Dynamics Corp.            2.9

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Aerospace & Defense           15.0%

Electrical Equipment          14.0%

Chemicals & Plastics          9.4%

Autos, Tires, & Accessories   8.8%

Building Materials            6.0%

All Others*                   46.8%


Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 9.4
Row: 1, Col: 5, Value: 8.800000000000001
Row: 1, Col: 6, Value: 6.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 46.8

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.5%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 15.0%

Alliant Techsystems, Inc. (a)     200                    $ 16,538

AlliedSignal, Inc.                5,700                   368,719

Boeing Co.                        13,900                  630,713

Gulfstream Aerospace Corp. (a)    800                     53,200

Howmet International, Inc. (a)    5,400                   100,575

Lockheed Martin Corp.             1,614                   56,187

Textron, Inc.                     5,100                   419,475

United Technologies Corp.         611                     40,746

                                                          1,686,153

AIR TRANSPORTATION - 5.8%

America West Holding Corp.        1,200                   23,775
Class B (a)

AMR Corp. (a)                     5,500                   356,813

Atlantic Coast Airlines           3,000                   60,938
Holdings (a)

Northwest Airlines Corp.          4,900                   157,413
Class A (a)

Southwest Airlines Co.            3,075                   56,888

                                                          655,827

AUTOS, TIRES, & ACCESSORIES -
8.8%

Danaher Corp.                     650                     37,091

Federal-Mogul Corp.               450                     21,825

Ford Motor Co.                    5,300                   257,713

Navistar International Corp.      1,500                   66,656
(a)

SPX Corp.                         7,100                   603,500

                                                          986,785

BUILDING MATERIALS - 6.0%

American Standard Companies,      3,900                   171,844
Inc. (a)

Carlisle Companies, Inc.          500                     22,875

Ferro Corp.                       900                     23,175

Fortune Brands, Inc.              8,700                   343,650

Masco Corp.                       2,000                   59,500

Owens-Corning                     1,300                   40,138

USG Corp.                         200                     10,738

                                                          671,920

CHEMICALS & PLASTICS - 9.3%

Air Products & Chemicals,         2,000                   66,875
Inc.

Dow Chemical Co.                  1,700                   210,800

E.I. du Pont de Nemours and       6,100                   439,581
Co.

Ivex Packaging Corp. (a)          2,700                   49,106

Potash Corp. of Saskatchewan      400                     20,713

Sealed Air Corp. (a)              460                     29,555

Solutia, Inc.                     460                     9,833

Spartech Corp.                    800                     23,400

Union Carbide Corp.               3,500                   168,000

Witco Corp.                       1,400                   25,638

                                                          1,043,501



                                 SHARES                  VALUE (NOTE 1)

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Pitney Bowes, Inc.                800                    $ 50,900

CONSTRUCTION - 0.4%

Centex Corp.                      500                     16,844

Kaufman & Broad Home Corp.        600                     12,488

Lennar Corp.                      600                     11,738

Oakwood Homes Corp.               800                     8,450

                                                          49,520

CONSUMER DURABLES - 2.3%

Minnesota Mining &                3,000                   263,813
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Black & Decker Corp.              700                     40,425

General Motors Corp. Class H      500                     27,781
(a)

                                                          68,206

DEFENSE ELECTRONICS - 4.0%

Litton Industries, Inc. (a)       4,000                   273,250

Raytheon Co.:

Class A                           481                     33,430

Class B                           2,000                   140,625

                                                          447,305

ELECTRICAL EQUIPMENT - 14.0%

Emerson Electric Co.              2,600                   155,188

General Electric Co.              8,500                   926,488

Honeywell, Inc.                   3,900                   467,269

Hubbell, Inc. Class B             500                     20,625

                                                          1,569,570

ENGINEERING - 2.0%

EG & G, Inc.                      6,600                   221,513

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             1,300                   33,313

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.3%

Caterpillar, Inc.                 2,100                   123,113

Illinois Tool Works, Inc.         2,300                   170,919

Ingersoll-Rand Co.                2,300                   147,919

Parker-Hannifin Corp.             800                     37,750

                                                          479,701

IRON & STEEL - 0.5%

Bethlehem Steel Corp. (a)         7,300                   57,031

LEASING & RENTAL - 0.1%

Ryder Systems, Inc.               250                     5,891

METALS & MINING - 2.7%

Alcoa, Inc.                       2,370                   141,904

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

METALS & MINING - CONTINUED

Inco Ltd.                         8,000                  $ 141,008

Martin Marietta Materials,        274                     14,916
Inc.

                                                          297,828

PACKAGING & CONTAINERS - 1.1%

Ball Corp.                        700                     33,906

Owens-Illinois, Inc. (a)          2,400                   59,850

Silgan Holdings, Inc. (a)         1,400                   30,363

                                                          124,119

PAPER & FOREST PRODUCTS - 3.9%

Bowater, Inc.                     1,300                   64,675

Champion International Corp.      900                     46,575

Fort James Corp.                  1,300                   47,450

International Paper Co.           2,042                   104,397

Smurfit-Stone Container Corp.     5,256                   117,603
(a)

Temple-Inland, Inc.               500                     31,625

Willamette Industries, Inc.       600                     27,000

                                                          439,325

POLLUTION CONTROL - 0.2%

Ogden Corp.                       900                     22,781

RAILROADS - 5.4%

Bombardier, Inc. Class B          2,000                   29,011

Burlington Northern Santa Fe      6,900                   220,800
Corp.

Canadian National Railway Co.     2,100                   141,157

CSX Corp.                         950                     46,016

Union Pacific Corp.               3,200                   173,800

                                                          610,784

SERVICES - 0.8%

Ecolab, Inc.                      2,100                   89,513

SHIP BUILDING & REPAIR - 3.2%

Avondale Industries, Inc. (a)     1,000                   39,469

General Dynamics Corp.            4,800                   323,100

                                                          362,569

TEXTILES & APPAREL - 0.7%

Shaw Industries, Inc. (a)         3,500                   73,719

Unifi, Inc. (a)                   500                     8,031

                                                          81,750

TRUCKING & FREIGHT - 0.6%

CNF Transportation, Inc.          400                     17,000



                                 SHARES                  VALUE (NOTE 1)

Expeditors International of       800                    $ 24,850
Washington, Inc.

USFreightways Corp.               500                     24,688

                                                          66,538

TOTAL COMMON STOCKS                                       10,386,156
(Cost $9,433,791)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        142                     8,733
$2.00 (Cost $6,266)

CASH EQUIVALENTS - 7.4%



Taxable Central Cash Fund (b)     831,692                 831,692
(Cost $831,692)

TOTAL INVESTMENT IN                                     $ 11,226,581
SECURITIES - 100%
(Cost $10,271,749)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $10,281,154. Net unrealized appreciation aggregated $945,427, of which $1,251,715 related to appreciated investment securities and $306,288 related to depreciated investment securities.

The fund hereby designates approximately $180,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 55%, 60%, 63%, 57%, and 51% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                        JULY 31, 1999

ASSETS

Investment in securities, at              $ 11,226,581
value  (cost $10,271,749) -
See accompanying schedule

Receivable for investments                 17,707
sold

Receivable for fund shares                 60,715
sold

Dividends receivable                       5,921

Interest receivable                        3,597

Receivable from investment                 3,104
adviser for expense
reductions

 TOTAL ASSETS                              11,317,625

LIABILITIES

Payable to custodian bank       $ 21,873

Payable for investments          10,600
purchased

Payable for fund shares          11,828
redeemed

Distribution fees payable        4,636

Other payables and accrued       30,428
expenses

 TOTAL LIABILITIES                         79,365

NET ASSETS                                $ 11,238,260

Net Assets consist of:

Paid in capital                           $ 10,256,968

Accumulated undistributed net              26,462
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                954,830
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 11,238,260

CALCULATION OF MAXIMUM                     $14.13
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($895,510 (divided by)
   63,386 shares)

 Maximum offering price per                $14.99
share   (100/94.25 of $14.13)

 CLASS T:  NET ASSET VALUE                 $14.07
and redemption    price per
share ($3,470,789 (divided
by)    246,723 shares)

 Maximum offering price per                $14.58
share   (100/96.50 of $14.07)

 CLASS B:  NET ASSET VALUE                 $13.89
and offering price    per
share ($2,043,173 (divided
by)   147,096 shares) A

 CLASS C:  NET ASSET VALUE                 $13.91
and offering price   per
share ($1,451,420 (divided
by)   104,361 shares) A

 INSTITUTIONAL CLASS:  NET                 $14.28
ASSET VALUE, offering price
  and redemption price per
share    ($3,377,368
(divided by) 236,540 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                            $ 80,521
Dividends

Interest                                      29,747

 TOTAL INCOME                                 110,268

EXPENSES

Management fee                   $ 40,341

Transfer agent fees               22,842

Distribution fees                 31,625

Accounting fees and expenses      60,011

Non-interested trustees'          21
compensation

Custodian fees and expenses       5,779

Registration fees                 65,408

Audit                             28,625

Legal                             71

Miscellaneous                     553

 Total expenses before            255,276
reductions

 Expense reductions               (133,945)   121,331

NET INVESTMENT INCOME (LOSS)                  (11,063)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            28,933

 Foreign currency transactions    (154)       28,779

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            563,365

 Assets and liabilities in        (1)         563,364
foreign currencies

NET GAIN (LOSS)                               592,143

NET INCREASE (DECREASE) IN                   $ 581,080
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (11,063)                $ (19,026)
income (loss)

 Net realized gain (loss)       28,779                    519,808

 Change in net unrealized       563,364                   (358,431)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     581,080                   142,351
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (287,985)                 (348,447)
from net realized gains

Share transactions - net        4,985,782                 1,857,245
increase (decrease)

Redemption fees                 6,625                     8,921

  TOTAL INCREASE (DECREASE)     5,285,502                 1,660,070
IN NET ASSETS

NET ASSETS

 Beginning of period            5,952,758                 4,292,688

 End of period                 $ 11,238,260              $ 5,952,758


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.56   $ 13.80   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01       (.03)     (.01)

Net realized and unrealized       1.23      .76       3.89
gain (loss)

Total from investment             1.24      .73       3.88
operations

Less Distributions

From net investment income        -         -         (.01)

From net realized gain            (.68)     (.99)     (.08)

Total distributions               (.68)     (.99)     (.09)

Redemption fees added to paid     .01       .02       .01
in capital

Net asset value, end of period   $ 14.13   $ 13.56   $ 13.80

TOTAL RETURN B, C                 10.81%    6.05%     39.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 896     $ 471     $ 365
(000 omitted)

Ratio of expenses to average      1.56% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.54% G   1.75%     1.73% A, G
net assets after expense
reductions

Ratio of net investment           .05%      (.22)%    (.09)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.51   $ 13.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)     (.06)     (.04)

Net realized and unrealized       1.24      .77       3.89
gain (loss)

Total from investment             1.21      .71       3.85
operations

Less Distributions

From net investment income        -         -         (.01)

From net realized gain            (.66)     (.99)     (.08)

 Total distributions              (.66)     (.99)     (.09)

Redemption fees added to paid     .01       .02       .01
in capital

Net asset value, end of period   $ 14.07   $ 13.51   $ 13.77

TOTAL RETURN B, C                 10.57%    5.91%     38.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,471   $ 2,973   $ 1,920
(000 omitted)

Ratio of expenses to average      1.83% F   2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.81% G   2.00%     1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.22)%    (.47)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.40   $ 13.75   $ 11.56
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.14)     (.06)

Net realized and unrealized       1.22      .76       2.25
gain (loss)

Total from investment             1.13      .62       2.19
operations

Less Distributions

From net realized gain            (.65)     (.99)     -

Redemption fees added to paid     .01       .02       -
in capital

Net asset value, end of period   $ 13.89   $ 13.40   $ 13.75

TOTAL RETURN B, C                 10.01%    5.23%     18.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,043   $ 985     $ 252
(000 omitted)

Ratio of expenses to average      2.31% F   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.29% G   2.50%     2.45% A, G
net assets after expense
reductions

Ratio of net investment           (.70)%    (1.03)%   (1.11)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.45   $ 12.54
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.11)

Net realized and unrealized       1.20      1.39
gain (loss)

Total from investment             1.11      1.28
operations

Less Distributions

From net realized gain            (.67)     (.38)

Redemption fees added to paid     .02       .01
in capital

Net asset value, end of period   $ 13.91   $ 13.45

TOTAL RETURN B, C                 9.94%     10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,451   $ 165
(000 omitted)

Ratio of expenses to average      2.28% F   2.50% A, F
net assets

Ratio of expenses to average      2.27% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.67)%    (1.06)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.68   $ 13.84   $ 10.00
period

Income from Investment
Operations

Net investment income D           .04       .01 H     .03

Net realized and unrealized       1.25      .75       3.91
gain (loss)

Total from investment             1.29      .76       3.94
operations

Less Distributions

From net investment income        -         -         (.02)

From net realized gain            (.70)     (.95)     (.08)

Total distributions               (.70)     (.95)     (.10)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 14.28   $ 13.68   $ 13.84

TOTAL RETURN B, C                 11.15%    6.32%     39.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,377   $ 1,360   $ 1,756
(000 omitted)

Ratio of expenses to average      1.31% F   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.29% G   1.50%     1.48% A, G
net assets after expense
reductions

Ratio of net investment           .31%      .04%      .25% A
income to average net assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H DURING THE PERIOD, A
SIGNIFICANT SHAREHOLDER
REDEMPTION CAUSED AN
UNUSUALLY HIGH LEVEL OF
INVESTMENT INCOME PER SHARE.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $11,716,891 and $7,417,354, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,536      $ 402

CLASS T    14,103       732

CLASS B    11,099       8,623

CLASS C    4,887        4,280

          $ 31,625     $ 14,037


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,343      $ 1,348

CLASS T    9,555        2,818

CLASS B    7,352        7,352 *

CLASS C    805          805 *

          $ 22,055     $ 12,323

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,292   .37

CLASS T                 10,093   .36

CLASS B                 4,383    .39

CLASS C                 2,126    .43

INSTITUTIONAL CLASS     3,948    .21

                       $ 22,842

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,025 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75 - 1.50%             $ 12,102

CLASS T               2.00 - 1.75%              54,615

CLASS B               2.50 - 2.25%              22,122

CLASS C               2.50 - 2.25%              10,085

INSTITUTIONAL CLASS   1.50 - 1.25%              33,899

                                               $ 132,823

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed to 1.50%, 1.75%, 2.25%, 2.25%, and 1.25% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,122 under this arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 16% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of approximately 16% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

                        1999                  1998A

FROM NET REALIZED GAIN

Class A                 $ 23,684              $ 27,503

Class T                  144,300               168,735

Class B                  41,003                21,647

Class C                  9,726                 303

Institutional Class      69,272                130,259

Total                   $ 287,985             $ 348,447

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998A



CLASS A Shares sold                                   10,882              $ 504,717            $ 148,228
                                 37,470

Reinvestment of distributions    2,196                2,142                23,537               27,217

Shares redeemed                  (11,006)             (4,708)              (149,922)            (63,873)

Net increase (decrease)          28,660               8,316               $ 378,332            $ 111,572

CLASS T Shares sold              149,470              227,185             $ 2,008,694          $ 3,069,729

Reinvestment of distributions    13,134               12,558               140,529              158,925

Shares redeemed                  (135,949)            (159,076)            (1,711,581)          (2,112,359)

Net increase (decrease)          26,655               80,667              $ 437,642            $ 1,116,295

CLASS B Shares sold              121,052              60,410              $ 1,640,891          $ 820,607

Reinvestment of distributions    3,632                1,702                38,541               21,404

Shares redeemed                  (51,075)             (6,954)              (651,249)            (94,508)

Net increase (decrease)          73,609               55,158              $ 1,028,183          $ 747,503

CLASS C Shares sold              106,908              13,383              $ 1,480,405          $ 179,797

Reinvestment of distributions    915                  25                   9,726                303

Shares redeemed                  (15,704)             (1,166)              (201,951)            (16,290)

Net increase (decrease)          92,119               12,242              $ 1,288,180          $ 163,810

INSTITUTIONAL CLASS Shares       145,280              31,192              $ 1,976,046          $ 426,137
sold

Reinvestment of distributions    6,212                10,114               67,155               129,319

Shares redeemed                  (14,316)             (68,822)             (189,756)            (837,391)

Net increase (decrease)          137,176              (27,516)            $ 1,853,445          $ (281,935)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR FINANCIAL SERVICES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL A    0.69%        92.51%

FIDELITY ADV FINANCIAL - CL A    -5.10%       81.44%
(INCL. 5.75% SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Financial Services            -0.91%       103.24%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL A    0.69%        25.27%

FIDELITY ADV FINANCIAL - CL A    -5.10%       22.75%
(INCL. 5.75% SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Financial Services            -0.91%       27.63%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA FINANCIAL SERV -CL A     S&P 500
GS FINANCIAL SERVICES
             00183                       SP001
GS004
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30      10009.35                    10516.69
   10584.56
  1996/10/31      10546.58                    10806.74
   11272.70
  1996/11/30      11385.40                    11623.62
   12278.35
  1996/12/31      11045.81                    11393.36
   12100.98
  1997/01/31      11631.15                    12105.21
   12935.63
  1997/02/28      11772.76                    12200.12
   13395.32
  1997/03/31      10932.52                    11698.81
   12504.96
  1997/04/30      11829.41                    12397.23
   13328.32
  1997/05/31      12282.57                    13151.98
   14040.84
  1997/06/30      12915.11                    13741.19
   14892.68
  1997/07/31      14265.15                    14834.57
   16504.52
  1997/08/31      13424.91                    14003.54
   15483.68
  1997/09/30      14285.27                    14770.51
   16744.42
  1997/10/31      14200.07                    14277.18
   16445.06
  1997/11/30      14673.41                    14938.07
   17053.65
  1997/12/31      15481.66                    15194.56
   17997.81
  1998/01/31      15279.73                    15362.61
   17523.74
  1998/02/28      16558.64                    16470.56
   19045.66
  1998/03/31      17501.01                    17314.02
   20165.67
  1998/04/30      17760.64                    17488.19
   20512.24
  1998/05/31      17376.00                    17187.57
   20061.46
  1998/06/30      18077.96                    17885.73
   20758.18
  1998/07/31      18020.27                    17695.25
   20510.80
  1998/08/31      14058.50                    15136.87
   16002.19
  1998/09/30      14534.20                    16106.54
   16320.87
  1998/10/31      15882.84                    17416.64
   18092.98
  1998/11/30      16816.51                    18472.27
   19193.75
  1998/12/31      17272.97                    19536.64
   19625.39
  1999/01/31      17584.20                    20353.66
   19800.64
  1999/02/28      17719.06                    19721.07
   19947.58
  1999/03/31      18300.02                    20510.11
   20595.27
  1999/04/30      19627.91                    21304.46
   22002.58
  1999/05/31      18476.38                    20801.47
   20987.62
  1999/06/30      19150.70                    21955.95
   21531.79
  1999/07/30      18144.40                    21270.48
   20324.07
IMATRL PRASUN   SHR__CHT 19990731 19990817 162303 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $18,144 - an 81.44% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,324 - a 103.24% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR FINANCIAL SERVICES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL T    0.53%        91.14%

FIDELITY ADV FINANCIAL - CL T    -2.99%       84.45%
(INCL. 3.50% SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Financial Services            -0.91%       103.24%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL T    0.53%        24.96%

FIDELITY ADV FINANCIAL - CL T    -2.99%       23.44%
(INCL. 3.50% SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Financial Services            -0.91%       27.63%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA FINANCIAL SERV -CL T     S&P 500
GS FINANCIAL SERVICES
             00193                       SP001
GS004
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30      10238.65                    10516.69
   10584.56
  1996/10/31      10788.70                    10806.74
   11272.70
  1996/11/30      11647.55                    11623.62
   12278.35
  1996/12/31      11299.87                    11393.36
   12100.98
  1997/01/31      11889.52                    12105.21
   12935.63
  1997/02/28      12024.84                    12200.12
   13395.32
  1997/03/31      11164.55                    11698.81
   12504.96
  1997/04/30      12082.84                    12397.23
   13328.32
  1997/05/31      12546.82                    13151.98
   14040.84
  1997/06/30      13184.80                    13741.19
   14892.68
  1997/07/31      14567.07                    14834.57
   16504.52
  1997/08/31      13706.78                    14003.54
   15483.68
  1997/09/30      14587.38                    14770.51
   16744.42
  1997/10/31      14500.21                    14277.18
   16445.06
  1997/11/30      14974.83                    14938.07
   17053.65
  1997/12/31      15791.84                    15194.56
   17997.81
  1998/01/31      15585.35                    15362.61
   17523.74
  1998/02/28      16893.14                    16470.56
   19045.66
  1998/03/31      17846.95                    17314.02
   20165.67
  1998/04/30      18112.44                    17488.19
   20512.24
  1998/05/31      17719.12                    17187.57
   20061.46
  1998/06/30      18427.10                    17885.73
   20758.18
  1998/07/31      18348.43                    17695.25
   20510.80
  1998/08/31      14316.89                    15136.87
   16002.19
  1998/09/30      14813.03                    16106.54
   16320.87
  1998/10/31      16168.33                    17416.64
   18092.98
  1998/11/30      17110.69                    18472.27
   19193.75
  1998/12/31      17576.58                    19536.64
   19625.39
  1999/01/31      17894.23                    20353.66
   19800.64
  1999/02/28      18031.87                    19721.07
   19947.58
  1999/03/31      18603.64                    20510.11
   20595.27
  1999/04/30      19958.94                    21304.46
   22002.58
  1999/05/31      18783.64                    20801.47
   20987.62
  1999/06/30      19461.29                    21955.95
   21531.79
  1999/07/30      18444.82                    21270.48
   20324.07
IMATRL PRASUN   SHR__CHT 19990731 19990920 112721 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $18,445 - an 84.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,324 - a 103.24% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR FINANCIAL SERVICES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL B    0.05%        88.85%

FIDELITY ADV FINANCIAL - CL B    -4.59%       85.85%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Financial Services            -0.91%       103.24%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL B    0.05%        24.45%

FIDELITY ADV FINANCIAL - CL B    -4.59%       23.76%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Financial Services            -0.91%       27.63%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA FINANCIAL SERV -CL B     S&P 500
GS FINANCIAL SERVICES
             00163                       SP001
GS004
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10610.00                    10516.69
   10584.56
  1996/10/31      11180.00                    10806.74
   11272.70
  1996/11/30      12070.00                    11623.62
   12278.35
  1996/12/31      11709.71                    11393.36
   12100.98
  1997/01/31      12320.74                    12105.21
   12935.63
  1997/02/28      12460.98                    12200.12
   13395.32
  1997/03/31      11569.48                    11698.81
   12504.96
  1997/04/30      12511.06                    12397.23
   13328.32
  1997/05/31      12991.87                    13151.98
   14040.84
  1997/06/30      13642.97                    13741.19
   14892.68
  1997/07/31      15065.36                    14834.57
   16504.52
  1997/08/31      14173.86                    14003.54
   15483.68
  1997/09/30      15067.02                    14770.51
   16744.42
  1997/10/31      14976.56                    14277.18
   16445.06
  1997/11/30      15459.02                    14938.07
   17053.65
  1997/12/31      16306.56                    15194.56
   17997.81
  1998/01/31      16072.16                    15362.61
   17523.74
  1998/02/28      17417.45                    16470.56
   19045.66
  1998/03/31      18385.65                    17314.02
   20165.67
  1998/04/30      18650.63                    17488.19
   20512.24
  1998/05/31      18242.97                    17187.57
   20061.46
  1998/06/30      18956.38                    17885.73
   20758.18
  1998/07/31      18874.85                    17695.25
   20510.80
  1998/08/31      14716.67                    15136.87
   16002.19
  1998/09/30      15219.88                    16106.54
   16320.87
  1998/10/31      16624.45                    17416.64
   18092.98
  1998/11/30      17579.13                    18472.27
   19193.75
  1998/12/31      18050.98                    19536.64
   19625.39
  1999/01/31      18369.20                    20353.66
   19800.64
  1999/02/28      18500.88                    19721.07
   19947.58
  1999/03/31      19082.46                    20510.11
   20595.27
  1999/04/30      20454.11                    21304.46
   22002.58
  1999/05/31      19258.03                    20801.47
   20987.62
  1999/06/30      19938.37                    21955.95
   21531.79
  1999/07/30      18584.00                   21270.48
  20324.07
IMATRL PRASUN   SHR__CHT 19990731 19990920 113326 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $18,585 - an 85.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,324 - a 103.24% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR FINANCIAL SERVICES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL C    0.07%        88.66%

FIDELITY ADV FINANCIAL - CL C    -0.86%       88.66%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Financial Services            -0.91%       103.24%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - CL C  0.07%        24.40%

FIDELITY ADV FINANCIAL - CL C  -0.86%       24.40%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        20.20%       29.64%

GS Financial Services          -0.91%       27.63%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA FINANCIAL SERV -CL C     S&P 500
GS FINANCIAL SERVICES
             00284                       SP001
GS004
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10610.00                    10516.69
   10584.56
  1996/10/31      11180.00                    10806.74
   11272.70
  1996/11/30      12070.00                    11623.62
   12278.35
  1996/12/31      11709.71                    11393.36
   12100.98
  1997/01/31      12320.74                    12105.21
   12935.63
  1997/02/28      12460.98                    12200.12
   13395.32
  1997/03/31      11569.48                    11698.81
   12504.96
  1997/04/30      12511.06                    12397.23
   13328.32
  1997/05/31      12991.87                    13151.98
   14040.84
  1997/06/30      13642.97                    13741.19
   14892.68
  1997/07/31      15065.36                    14834.57
   16504.52
  1997/08/31      14173.86                    14003.54
   15483.68
  1997/09/30      15067.02                    14770.51
   16744.42
  1997/10/31      14976.56                    14277.18
   16445.06
  1997/11/30      15468.24                    14938.07
   17053.65
  1997/12/31      16292.56                    15194.56
   17997.81
  1998/01/31      16058.94                    15362.61
   17523.74
  1998/02/28      17399.72                    16470.56
   19045.66
  1998/03/31      18364.68                    17314.02
   20165.67
  1998/04/30      18628.78                    17488.19
   20512.24
  1998/05/31      18212.32                    17187.57
   20061.46
  1998/06/30      18933.50                    17885.73
   20758.18
  1998/07/31      18852.24                    17695.25
   20510.80
  1998/08/31      14697.84                    15136.87
   16002.19
  1998/09/30      15199.64                    16106.54
   16320.87
  1998/10/31      16600.33                    17416.64
   18092.98
  1998/11/30      17552.36                    18472.27
   19193.75
  1998/12/31      18022.90                    19536.64
   19625.39
  1999/01/31      18340.24                    20353.66
   19800.64
  1999/02/28      18471.56                    19721.07
   19947.58
  1999/03/31      19062.47                    20510.11
   20595.27
  1999/04/30      20430.33                    21304.46
   22002.58
  1999/05/31      19226.62                    20801.47
   20987.62
  1999/06/30      19916.02                    21955.95
   21531.79
  1999/07/30      18865.50                    21270.48
   20324.07
IMATRL PRASUN   SHR__CHT 19990731 19990920 113628 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $18,866 - an 88.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Financial Services Index, it would have grown to $20,324 - a 103.24% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Ewing)

An interview with
Robert Ewing, Portfolio Manager of Fidelity Advisor Financial Services
Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the 12-month period ending July 31, 1999, the fund's Class A, Class T, Class B and Class C shares had returns of 0.69%, 0.53%, 0.05% and 0.07%, respectively. During the same period, the Standard & Poor's 500 Index had a return of 20.20%, while the Goldman Sachs Financial Services Index, an index of 271 stocks designed to measure the performance of financial service companies, had a return of -0.91%.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR FINANCIAL STOCKS
DURING THE YEAR?

A. The period began in August 1998, three weeks into a developing global economic crisis. That anxiety ended after the U.S. Federal Reserve Board lowered short-term interest rates three successive times in the fall. Starting in the fourth quarter of 1998, investors began to feel more comfortable. Money center banks and the brokerage companies with global presences and volatile revenue streams tended to be hurt the most during the period of anxiety, and they tended to do the best during the fourth quarter of 1998. During the final month of the period, financial services stocks suffered a sharp drop in their prices. One factor was the fear that the economy was growing too fast and the Federal Reserve might increase short-term rates further. The second factor was a heavy issuance of corporate bonds, which drove corporate bond rates up and prices down.

Q. WHAT STRATEGIES DID YOU PURSUE DURING THE YEAR?

A. We consistently pursued three investment themes throughout the 12 months. The first was to emphasize consumer-oriented companies, such as American Express, Associates First Capital and Household International. We thought that consumer spending would continue to be healthy, with declining bankruptcies and debt delinquencies, and so we believed that consumer-oriented companies in businesses such as credit cards and mortgages would do very well. That turned out to be correct. The second theme was to de-emphasize property and casualty insurance companies. There simply is too much competition in this industry, and companies have very little control or flexibility in pricing. The third theme was to de-emphasize regional "bricks-and-mortar" banks. We believe they will find it harder to increase their revenues as the Internet becomes a larger factor in financial services. In addition to these three themes, we increased our exposure to the large, money-center banks such as Citigroup and Chase Manhattan since the environment started to improve in October.

Q.  WHAT WERE SOME OF THE MAJOR CONTRIBUTORS TO PERFORMANCE?

A. Citigroup, which is the fund's largest holding, supported performance. The company has done a good job with the merger of Citicorp and Travelers. American Express, a beneficiary of an expanding global economy and continued brisk consumer spending, also helped. Providian Financial Corp. was a strong contributor over the 12 months, although its more recent performance has lagged. We continue to have a favorable view of its prospects.

Q. WHAT INVESTMENTS HAVE DISAPPOINTED YOU?

A. U.S. Bancorp was a detractor, primarily because it had disappointing revenue growth and fell short of earnings expectations. Merrill Lynch's stock performance also was disappointing. The company's announcement that it would enter the online brokerage business has analysts worried that this venture would cut into its full-service fee income.

Q. WHAT IS YOUR OUTLOOK?

A. Our general outlook is positive. We believe financial services companies will have better earnings growth than the overall market for the remainder of 1999, and these stocks tend to do well when they have superior earnings growth. Employment in the U.S. continues to be high, and that bodes well for the U.S. consumer and the financial companies that do business with them. Interest rates are important to the sector. We do not try to guess which companies will be helped or hurt by changes in interest rates. Nevertheless, it is important to remember than if interest rates rise, the overall sector will tend to be hurt. Despite my favorable outlook, I would say the last quarter of 1999 might be difficult because of concerns about the potential impact of the Year 2000 on computer systems. I think the financial services industry is well prepared. But nevertheless we may see higher investor anxiety as we approach the end of 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $293 million

MANAGER: Robert Ewing, since 1998;
joined Fidelity in 1990

ADVISOR FINANCIAL SERVICES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Citigroup, Inc.                 5.6

American International Group,   5.0
Inc.

Bank of America Corp.           4.5

Chase Manhattan Corp.           4.1

American Express Co.            3.9

Freddie Mac                     3.3

Wells Fargo & Co.               3.3

Fannie Mae                      3.3

Associates First Capital        2.8
Corp. Class A

Providian Financial Corp.       2.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Banks                      29.3%

Credit & Other Finance     20.4%

Insurance                  18.3%

Securities Industry        8.6%

Federal Sponsored Credit   7.1%

All Others*                16.3%


Row: 1, Col: 1, Value: 29.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 20.4
Row: 1, Col: 4, Value: 18.3
Row: 1, Col: 5, Value: 8.6
Row: 1, Col: 6, Value: 7.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 16.3
* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR FINANCIAL SERVICES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%

                                 SHARES                      VALUE (NOTE 1)

BANKS - 29.3%

AmSouth Bancorp.                  36,750                     $ 840,656

Bank of America Corp.             201,904                     13,401,378

Bank of New York Co., Inc.        170,960                     6,314,835

Bank One Corp.                    127,382                     6,950,280

BankBoston Corp.                  40,000                      1,877,500

BB&T Corp.                        16,000                      564,000

Cathay Bancorp, Inc.              10,000                      391,250

CCB Financial Corp.               10,000                      511,250

Chase Manhattan Corp.             157,000                     12,069,375

Comerica, Inc.                    61,450                      3,410,475

Compass Bancshares, Inc.          20,000                      576,250

First Union Corp.                 89,415                      4,113,090

Hanmi Bank                        49                          815

M&T Bank Corp.                    2,500                       1,348,750

Marshall & Ilsley Corp.           47,000                      3,037,375

Mellon Bank Corp.                 70,000                      2,362,500

Mercantile Bancorp, Inc.          50,000                      2,725,000

North Fork Bancorp, Inc.          14,250                      293,906

Peoples Heritage Financial        30,000                      541,875
Group, Inc.

State Street Corp.                30,000                      2,126,250

Synovus Finanical Corp.           30,000                      549,375

Toronto Dominion Bank             62,000                      1,226,582

U.S. Bancorp                      203,950                     6,347,944

Wachovia Corp.                    19,405                      1,514,803

Wells Fargo & Co.                 249,000                     9,711,000

Westamerica Bancorp.              50,000                      1,675,000

Zions Bancorp                     35,000                      2,030,000

                                                              86,511,514

COMPUTER SERVICES & SOFTWARE
- 0.2%

Sanchez Computer Associates,      10,000                      457,500
Inc. (a)

Security First Technologies       6,000                       209,250
Corp. (a)

                                                              666,750

CREDIT & OTHER FINANCE - 20.4%

American Express Co.              87,300                      11,501,775

Associates First Capital          218,700                     8,378,944
Corp. Class A

Citigroup, Inc.                   372,993                     16,621,492

Equitable Companies (The),        30,300                      1,946,775
Inc.

Fleet Financial Group, Inc.       89,600                      3,628,800

Household International, Inc.     169,157                     7,263,179

MBNA Corp.                        78,250                      2,230,125

Metris Companies, Inc.            15,000                      589,688

Providian Financial Corp.         86,607                      7,881,237

Triad Guaranty, Inc. (a)          15,000                      283,125

                                                              60,325,140

FEDERAL SPONSORED CREDIT - 7.1%

Fannie Mae                        140,535                     9,696,915



                                 SHARES                      VALUE (NOTE 1)

Freddie Mac                       171,220                    $ 9,823,748

SLM Holding Corp.                 32,000                      1,456,000

                                                              20,976,663

INSURANCE - 18.3%

AFLAC, Inc.                       45,900                      2,128,613

Allmerica Financial Corp.         12,400                      733,925

Allstate Corp.                    33,570                      1,191,735

Ambac Financial Group, Inc.       17,600                      979,000

American International Group,     126,280                     14,664,265
Inc.

Berkshire Hathaway, Inc.:

Class A (a)                       115                         7,797,575

Class B (a)                       24                          51,120

Blanch E.W. Holdings, Inc.        33,000                      2,161,500

CIGNA Corp.                       15,000                      1,322,813

Financial Security Assurance      5,000                       262,813
Holdings Ltd.

Hartford Financial Services       70,200                      3,790,800
Group, Inc.

Hartford Life, Inc. Class A       34,500                      1,746,563

Jefferson-Pilot Corp.             15,000                      1,095,938

Marsh & McLennan Companies,       32,250                      2,451,000
Inc.

MBIA, Inc.                        31,700                      1,814,825

Mutual Risk Management Ltd.       30,000                      894,375

Nationwide Financial              49,500                      2,134,688
Services, Inc.  Class A

PMI Group, Inc.                   10,500                      671,344

Reliastar Financial Corp.         57,083                      2,590,141

Torchmark Corp.                   35,000                      1,150,625

Travelers Property Casualty       27,500                      1,086,250
Corp.  Class A

UICI (a)                          120,200                     3,388,138

                                                              54,108,046

REAL ESTATE INVESTMENT TRUSTS
- 5.4%

AMB Property Corp.                15,000                      337,500

AMRESCO Capital Trust, Inc.       50,000                      509,375

Apartment Investment &            37,400                      1,526,388
Management Co. Class A

Archstone Communities Trust       20,000                      431,250

Cousins Properties, Inc.          10,000                      367,500

Crescent Real Estate Equities     48,000                      1,056,000
Co.

Duke Realty Investments, Inc.     49,500                      1,082,813

Equity Office Properties Trust    45,000                      1,130,625

Equity Residential Properties     22,500                      929,531
Trust (SBI)

First Industrial Realty           6,000                       155,250
Trust, Inc.

Highwoods Properties, Inc.        15,000                      352,500

Indymac Mortgage Holdings,        175,000                     2,767,188
Inc.

Mack-Cali Realty Corp.            18,000                      504,000

Ocwen Asset Investment Corp.      114,600                     623,138

ProLogis Trust                    20,000                      388,750

Public Storage, Inc.              57,500                      1,477,031

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Simon Property Group, Inc.        40,000                     $ 1,062,500

Starwood Hotels & Resorts         44,000                      1,188,000
Worldwide, Inc.

                                                              15,889,339

SAVINGS & LOANS - 1.9%

Charter One Financial, Inc.       31,750                      821,531

Commercial Federal Corp.          35,000                      813,750

Dime Bancorp, Inc.                15,000                      301,875

Golden State Bancorp, Inc. (a)    21,660                      479,228

Golden State Bancorp, Inc.        26,660                      41,656
litigation warrants 12/31/99
(a)

Golden West Financial Corp.       7,500                       719,531

TCF Financial Corp.               25,000                      690,625

Washington Mutual, Inc.           32,020                      1,098,686

Webster Financial Corp.           20,000                      527,500

                                                              5,494,382

SECURITIES INDUSTRY - 8.6%

Bear Stearns Companies, Inc.      87,500                      3,702,344

Donaldson Lufkin & Jenrette,      25,000                      1,292,188
Inc. - DLJdirect

Federated Investors, Inc.         15,000                      285,938
Class B

Franklin Resources, Inc.          30,000                      1,143,750

Goldman Sachs Group, Inc.         2,000                       128,625

Investors Group, Inc.             50,000                      663,878

Jefferies Group, Inc. New         30,900                      892,238

Lehman Brothers Holdings,         61,000                      3,278,750
Inc.

Merrill Lynch & Co., Inc.         8,300                       564,919

Morgan Stanley, Dean Witter &     73,500                      6,624,188
Co.

PaineWebber Group, Inc.           10,000                      400,000

Schwab (Charles) Corp.            80,000                      3,525,000

Waddell & Reed Financial, Inc.:

Class A                           97,845                      2,482,817

Class B                           12,245                      306,125

                                                              25,290,760

SERVICES - 0.3%

CheckFree Holdings Corp. (a)      25,000                      739,063

InsWeb Corp.                      200                         6,075

                                                              745,138

TOTAL COMMON STOCKS                                           270,007,732
(Cost $241,478,529)

CASH EQUIVALENTS - 8.5%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     25,013,807                 $ 25,013,807
(Cost $25,013,807)

TOTAL INVESTMENT IN                                          $ 295,021,539
SECURITIES - 100%
(Cost $266,492,336)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $267,469,708. Net unrealized appreciation aggregated $27,551,831, of which $37,427,482 related to appreciated investment securities and $9,875,651 related to depreciated investment securities.

The fund hereby designates approximately $5,050,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At July 31, 1999 the fund had a capital loss carryforward of approximately $4,198,000, all of which will expire on July 31, 2007.

A total of 27%, 28%, 29%, 28% and 26% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 295,021,539
value  (cost $266,492,336) -
 See accompanying schedule

Receivable for investments                   539,398
sold

Receivable for fund shares                   956,235
sold

Dividends receivable                         417,216

Interest receivable                          101,691

 TOTAL ASSETS                                297,036,079

LIABILITIES

Payable for investments        $ 2,691,842
purchased

Payable for fund shares         525,245
redeemed

Accrued management fee          148,084

Distribution fees payable       172,453

Other payables and accrued      118,554
expenses

 TOTAL LIABILITIES                           3,656,178

NET ASSETS                                  $ 293,379,901

Net Assets consist of:

Paid in capital                             $ 269,353,205

Undistributed net investment                 673,045
income

Accumulated undistributed net                (5,175,213)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  28,528,864
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 293,379,901

CALCULATION OF MAXIMUM                       $17.49
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($27,439,786 (divided
by)    1,568,480 shares)

 Maximum offering price per                  $18.56
share    (100/94.25 of
$17.49)

 CLASS T:  NET ASSET VALUE                   $17.42
and redemption     price per
share ($123,360,570
(divided by) 7,080,024
shares)

 Maximum offering price per                  $18.05
share    (100/96.50 of
$17.42)

 CLASS B:  NET ASSET VALUE                   $17.21
and offering price     per
share ($94,071,584 (divided
by)     5,465,656 shares) A

 CLASS C:  NET ASSET VALUE,                  $17.24
and offering price   per
share ($36,551,522 (divided
by)     2,120,559 shares) A

 INSTITUTIONAL CLASS:  NET                   $17.60
ASSET VALUE, offering price
  and redemption price per
share     ($11,956,439
(divided by) 679,408
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                              $ 3,800,637
Dividends

Interest                                        992,282

 TOTAL INCOME                                   4,792,919

EXPENSES

Management fee                   $ 1,430,657

Transfer agent fees               667,810

Distribution fees                 1,633,307

Accounting fees and expenses      124,777

Non-interested trustees'          786
compensation

Custodian fees and expenses       8,363

Registration fees                 110,643

Audit                             31,539

Legal                             2,850

Miscellaneous                     801

 Total expenses before            4,011,533
reductions

 Expense reductions               (16,942)      3,994,591

NET INVESTMENT INCOME                           798,328

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (5,108,782)

 Foreign currency transactions    7,947         (5,100,835)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,565,720

 Assets and liabilities in        (150)         3,565,570
foreign currencies

NET GAIN (LOSS)                                 (1,535,265)

NET INCREASE (DECREASE) IN                     $ (736,937)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ 798,328                 $ 420,029
income

 Net realized gain (loss)       (5,100,835)               15,277,202

 Change in net unrealized       3,565,570                 12,949,534
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (736,937)                 28,646,765
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (365,767)                 (245,431)
From net investment income

 From net realized gain         (12,710,202)              (1,447,197)

 TOTAL DISTRIBUTIONS            (13,075,969)              (1,692,628)

Share transactions - net        75,395,927                134,897,670
increase (decrease)

Redemption fees                 103,555                   68,426

  TOTAL INCREASE (DECREASE)     61,686,576                161,920,233
IN NET ASSETS

NET ASSETS

 Beginning of period            231,693,325               69,773,092

 End of period (including      $ 293,379,901             $ 231,693,325
undistributed net investment
income of $673,045 and
$262,870, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.74    $ 15.11   $ 10.00
period

Income from Investment
Operations

Net investment income D           .12        .11       .06

Net realized and unrealized       (.31)      3.80      5.06
gain (loss)

Total from investment             (.19)      3.91      5.12
operations

Less Distributions

From net investment income        (.06) H    (.06)     (.01)

From net realized gain            (1.01) H   (.23)     (.01)

Total distributions               (1.07)     (.29)     (.02)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 17.49    $ 18.74   $ 15.11

TOTAL RETURN B, C                 0.69%      26.32%    51.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,440   $ 21,907  $ 6,275
(000 omitted)

Ratio of expenses to average      1.24%      1.32%     1.75% A, F
net assets

Ratio of expenses to average      1.23% G    1.30% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           .73%       .63%      .55% A
income to average net assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.66    $ 15.07    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09        .07        .04

Net realized and unrealized       (.30)      3.78       5.04
gain (loss)

Total from investment             (.21)      3.85       5.08
operations

Less Distributions

From net investment income        (.03) G    (.04)      (.01)

From net realized gain            (1.01) G   (.23)      (.01)

 Total distributions              (1.04)     (.27)      (.02)

Redemption fees added to paid     .01        .01        .01
in capital

Net asset value, end of period   $ 17.42    $ 18.66    $ 15.07

TOTAL RETURN B, C                 0.53%      25.96%     50.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123,361  $ 118,608  $ 52,003
(000 omitted)

Ratio of expenses to average      1.47%      1.52%      1.94% A
net assets

Ratio of expenses to average      1.46% F    1.50% F    1.91% A, F
net assets after expense
reductions

Ratio of net investment           .50%       .44%       .37% A
income to average net assets

Portfolio turnover                38%        54%        26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
G THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.52    $ 15.04   $ 12.56
period

Income from Investment
Operations

Net investment income (loss) D    -          (.02)     (.02)

Net realized and unrealized       (.29)      3.76      2.50
gain (loss)

Total from investment             (.29)      3.74      2.48
operations

Less Distributions

From net investment income        (.02) H    (.04)     -

From net realized gain            (1.01) H   (.23)     -

Total distributions               (1.03)     (.27)     -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 17.21    $ 18.52   $ 15.04

TOTAL RETURN B, C                 0.05%      25.29%    19.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,072   $ 65,926  $ 7,737
(000 omitted)

Ratio of expenses to average      1.99%      2.06%     2.50% A, F
net assets

Ratio of expenses to average      1.98% G    2.04% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.02)%     (.14)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.56    $ 15.24
period

Income from Investment
Operations

Net investment income (loss) D    -          (.03)

Net realized and unrealized       (.29)      3.57
gain (loss)

Total from investment             (.29)      3.54
operations

Less Distributions

From net investment income        (.03) G    (.02)

From net realized gain            (1.01) G   (.21)

Total distributions               (1.04)     (.23)

Redemption fees added to paid     .01        .01
in capital

Net asset value, end of period   $ 17.24    $ 18.56

TOTAL RETURN B, C                 0.07%      23.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 36,552   $ 19,983
(000 omitted)

Ratio of expenses to average      1.95%      2.09% A
net assets

Ratio of expenses to average      1.94% F    2.07% A, F
net assets after expense
reductions

Ratio of net investment           .02%       (.22)% A
income (loss) to average net
assets

Portfolio turnover                38%        54%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
G THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.80    $ 15.14   $ 10.00
period

Income from Investment
Operations

Net investment income D           .18        .14       .10

Net realized and unrealized       (.30)      3.79      5.06
gain (loss)

Total from investment             (.12)      3.93      5.16
operations

Less Distributions

From net investment income        (.08) H    (.05)     (.02)

From net realized gain            (1.01) H   (.23)     (.01)

Total distributions               (1.09)     (.28)     (.03)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 17.60    $ 18.80   $ 15.14

TOTAL RETURN B, C                 1.12%      26.39%    51.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,956   $ 5,270   $ 3,758
(000 omitted)

Ratio of expenses to average      .93%       1.14%     1.50% A, F
net assets

Ratio of expenses to average      .92% G     1.13% G   1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.04%      .81%      .85% A
income to average net assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $148,363,415 and $86,334,196, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $  57,921    $  60

CLASS T    559,007      1,685

CLASS B    761,107      571,091

CLASS C    255,272      209,929

          $ 1,633,307  $ 782,765

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $  169,070   $  74,045

CLASS T    256,417      89,208

CLASS B    320,166      320,166 *

CLASS C    23,912       23,912 *

          $ 769,565    $ 507,331

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $  67,558  .29

CLASS T                 300,941   .27

CLASS B                 217,879   .29

CLASS C                 63,198    .25

INSTITUTIONAL CLASS     18,234    .23

                       $ 667,810

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,796 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $16,885 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $57 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $  69,817             $  32,929

Class T                      174,881               169,652

Class B                      68,552                31,387

Class C                      31,424                990

Institutional Class          21,093                10,473

Total                       $ 365,767             $ 245,431

FROM NET REALIZED GAIN

Class A                     $  1,212,772          $  134,384

Class T                      6,262,898             1,003,813

Class B                      3,836,369             249,387

Class C                      1,125,444             10,862

Institutional Class          272,719               48,751

Total                       $ 12,710,202          $ 1,447,197

Total  Distributions        $ 13,075,969          $ 1,692,628

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares were are as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   934,476             $  14,081,934        $  16,203,034
                                 822,308

Reinvestment of distributions    85,902               9,387                1,165,695            147,404

Shares redeemed                  (508,971)            (189,881)            (8,477,160)          (3,281,384)

Net increase (decrease)          399,239              753,982             $ 6,770,469          $ 13,069,054

CLASS T Shares sold              3,240,994            4,223,164           $  54,768,982        $  71,654,298

Reinvestment of distributions    443,632              66,953               6,006,779            1,051,227

Shares redeemed                  (2,959,321)          (1,386,617)          (48,376,793)         (23,635,629)

Net increase (decrease)          725,305              2,903,500           $ 12,398,968         $ 49,069,896

CLASS B Shares sold              2,867,874            3,302,648           $  48,151,991        $  57,223,474

Reinvestment of distributions    235,734              13,682               3,165,887            213,556

Shares redeemed                  (1,197,148)          (271,676)            (19,603,788)         (4,668,237)

Net increase (decrease)          1,906,460            3,044,654           $ 31,714,090         $ 52,768,793

CLASS C Shares sold              1,453,651            1,117,558           $  24,778,214        $  19,997,372

Reinvestment of distributions    57,370               710                  771,627              11,224

Shares redeemed                  (467,142)            (41,588)             (7,840,548)          (764,009)

Net increase (decrease)          1,043,879            1,076,680           $ 17,709,293         $ 19,244,587

INSTITUTIONAL CLASS Shares       511,162              170,926             $  8,733,321         $  2,901,545
sold

Reinvestment of distributions    18,075               3,344                245,820              52,667

Shares redeemed                  (130,140)            (142,257)            (2,176,034)          (2,208,872)

Net increase (decrease)          399,097              32,013              $ 6,803,107          $ 745,340


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR HEALTH CARE FUND - CLASS A
ERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL A    13.80%       102.93%

FIDELITY ADV HEALTH CARE - CL      7.26%        91.27%
A (INCL. 5.75% SALES CHARGE)

S&P 500                            20.20%       112.70%

GS Health Care                     8.20%        106.30%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL A    13.80%       27.56%

FIDELITY ADV HEALTH CARE - CL      7.26%        24.99%
A (INCL. 5.75% SALES CHARGE)

S&P 500                            20.20%       29.64%

GS Health Care                     8.20%        28.29%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA HEALTH CARE -CL A        S&P 500
GS HEALTH CARE
             00177                       SP001
GS005
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30      10056.48                    10516.69
   10812.87
  1996/10/31       9830.28                    10806.74
   10714.59
  1996/11/30      10329.80                    11623.62
   11456.00
  1996/12/31      10395.78                    11393.36
   11211.23
  1997/01/31      11027.25                    12105.21
   12140.37
  1997/02/28      11159.20                    12200.12
   12322.91
  1997/03/31      10556.00                    11698.81
   11479.40
  1997/04/30      11093.23                    12397.23
   12192.08
  1997/05/31      11932.05                    13151.98
   13124.59
  1997/06/30      12818.00                    13741.19
   14149.23
  1997/07/31      13289.25                    14834.57
   14590.78
  1997/08/31      12469.28                    14003.54
   13768.10
  1997/09/30      13258.30                    14770.51
   14522.88
  1997/10/31      13133.40                    14277.18
   14348.05
  1997/11/30      13383.20                    14938.07
   14887.11
  1997/12/31      13606.41                    15194.56
   15322.92
  1998/01/31      14411.52                    15362.61
   16033.22
  1998/02/28      15196.51                    16470.56
   17070.43
  1998/03/31      15790.28                    17314.02
   17844.91
  1998/04/30      15961.36                    17488.19
   18314.30
  1998/05/31      15830.53                    17187.57
   18020.01
  1998/06/30      16685.96                    17885.73
   19053.99
  1998/07/31      16806.73                    17695.25
   19066.04
  1998/08/31      14763.76                    15136.87
   16554.54
  1998/09/30      16451.72                    16106.54
   18419.75
  1998/10/31      16926.78                    17416.64
   19244.11
  1998/11/30      17804.62                    18472.27
   20271.43
  1998/12/31      19023.27                    19536.64
   21491.50
  1999/01/31      19415.71                    20353.66
   21413.35
  1999/02/28      19229.82                    19721.07
   21147.66
  1999/03/31      19570.62                    20510.11
   21793.82
  1999/04/30      18858.03                    21304.46
   20778.64
  1999/05/31      18682.46                    20801.47
   20429.00
  1999/06/30      19591.28                    21955.95
   21294.51
  1999/07/30      19126.54                    21270.48
   20629.59
IMATRL PRASUN   SHR__CHT 19990731 19990920 113853 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,127 - a 91.27% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $20,630 - a 106.30% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR HEALTH CARE FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL T    13.54%       101.27%

FIDELITY ADV HEALTH CARE - CL      9.57%        94.23%
T (INCL. 3.50% SALES CHARGE)

S&P 500                            20.20%       112.70%

GS Health Care                     8.20%        106.30%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL T    13.54%       27.20%

FIDELITY ADV HEALTH CARE - CL      9.57%        25.65%
T (INCL. 3.50% SALES CHARGE)

S&P 500                            20.20%       29.64%

GS Health Care                     8.20%        28.29%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA HEALTH CARE -CL T        S&P 500
GS HEALTH CARE
             00191                       SP001
GS005
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30      10286.90                    10516.69
   10812.87
  1996/10/31      10055.30                    10806.74
   10714.59
  1996/11/30      10566.75                    11623.62
   11456.00
  1996/12/31      10624.65                    11393.36
   11211.23
  1997/01/31      11271.20                    12105.21
   12140.37
  1997/02/28      11396.65                    12200.12
   12322.91
  1997/03/31      10779.05                    11698.81
   11479.40
  1997/04/30      11319.45                    12397.23
   12192.08
  1997/05/31      12178.30                    13151.98
   13124.59
  1997/06/30      13075.75                    13741.19
   14149.23
  1997/07/31      13558.25                    14834.57
   14590.78
  1997/08/31      12718.70                    14003.54
   13768.10
  1997/09/30      13526.32                    14770.51
   14522.88
  1997/10/31      13398.52                    14277.18
   14348.05
  1997/11/30      13654.11                    14938.07
   14887.11
  1997/12/31      13872.26                    15194.56
   15322.92
  1998/01/31      14696.15                    15362.61
   16033.22
  1998/02/28      15478.85                    16470.56
   17070.43
  1998/03/31      16086.47                    17314.02
   17844.91
  1998/04/30      16261.54                    17488.19
   18314.30
  1998/05/31      16117.36                    17187.57
   18020.01
  1998/06/30      16992.75                    17885.73
   19053.99
  1998/07/31      17106.03                    17695.25
   19066.04
  1998/08/31      15025.71                    15136.87
   16554.54
  1998/09/30      16741.42                    16106.54
   18419.75
  1998/10/31      17216.43                    17416.64
   19244.11
  1998/11/30      18103.12                    18472.27
   20271.43
  1998/12/31      19338.14                    19536.64
   21491.50
  1999/01/31      19739.26                    20353.66
   21413.35
  1999/02/28      19538.70                    19721.07
   21147.66
  1999/03/31      19897.60                    20510.11
   21793.82
  1999/04/30      19169.25                    21304.46
   20778.64
  1999/05/31      18979.24                    20801.47
   20429.00
  1999/06/30      19897.60                    21955.95
   21294.51
  1999/07/30      19422.59                    21270.48
   20629.59
IMATRL PRASUN   SHR__CHT 19990731 19990920 114505 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,423 - a 94.23% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $20,630 - a 106.30% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR HEALTH CARE FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL B    12.96%       98.46%

FIDELITY ADV HEALTH CARE - CL      7.96%        95.46%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                            20.20%       112.70%

GS Health Care                     8.20%        106.30%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL B  12.96%       26.59%

FIDELITY ADV HEALTH CARE - CL    7.96%        25.93%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Health Care                   8.20%        28.29%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA HEALTH CARE -CL B        S&P 500
GS HEALTH CARE
             00164                       SP001
GS005
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10660.00                    10516.69
   10812.87
  1996/10/31      10420.00                    10806.74
   10714.59
  1996/11/30      10950.00                    11623.62
   11456.00
  1996/12/31      11010.00                    11393.36
   11211.23
  1997/01/31      11680.00                    12105.21
   12140.37
  1997/02/28      11810.00                    12200.12
   12322.91
  1997/03/31      11170.00                    11698.81
   11479.40
  1997/04/30      11720.00                    12397.23
   12192.08
  1997/05/31      12600.00                    13151.98
   13124.59
  1997/06/30      13530.00                    13741.19
   14149.23
  1997/07/31      14010.00                    14834.57
   14590.78
  1997/08/31      13140.00                    14003.54
   13768.10
  1997/09/30      13967.29                    14770.51
   14522.88
  1997/10/31      13824.46                    14277.18
   14348.05
  1997/11/30      14079.52                    14938.07
   14887.11
  1997/12/31      14304.95                    15194.56
   15322.92
  1998/01/31      15126.34                    15362.61
   16033.22
  1998/02/28      15937.06                    16470.56
   17070.43
  1998/03/31      16545.10                    17314.02
   17844.91
  1998/04/30      16726.45                    17488.19
   18314.30
  1998/05/31      16566.44                    17187.57
   18020.01
  1998/06/30      17462.50                    17885.73
   19053.99
  1998/07/31      17569.17                    17695.25
   19066.04
  1998/08/31      15425.03                    15136.87
   16554.54
  1998/09/30      17179.79                    16106.54
   18419.75
  1998/10/31      17660.65                    17416.64
   19244.11
  1998/11/30      18567.72                    18472.27
   20271.43
  1998/12/31      19824.52                    19536.64
   21491.50
  1999/01/31      20228.87                    20353.66
   21413.35
  1999/02/28      20010.30                    19721.07
   21147.66
  1999/03/31      20360.02                    20510.11
   21793.82
  1999/04/30      19616.87                    21304.46
   20778.64
  1999/05/31      19409.23                    20801.47
   20429.00
  1999/06/30      20338.16                    21955.95
   21294.51
  1999/07/30      19546.37                    21270.48
   20629.59
IMATRL PRASUN   SHR__CHT 19990731 19990920 121928 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $19,546 - a 95.46% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $20,630 - a 106.30% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR HEALTH CARE FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in the value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL C    13.04%       98.24%

FIDELITY ADV HEALTH CARE - CL      12.04%       98.24%
C (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                            20.20%       112.70%

GS Health Care                     8.20%        106.30%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999          PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE - CL C      13.04%       26.54%

FIDELITY ADV HEALTH CARE - CL        12.04%       26.54%
C (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                              20.20%       29.64%

GS Health Care                       8.20%        28.29%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA HEALTH CARE -CL C        S&P 500
GS HEALTH CARE
             00285                       SP001
GS005
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10660.00                    10516.69
   10812.87
  1996/10/31      10420.00                    10806.74
   10714.59
  1996/11/30      10950.00                    11623.62
   11456.00
  1996/12/31      11010.00                    11393.36
   11211.23
  1997/01/31      11680.00                    12105.21
   12140.37
  1997/02/28      11810.00                    12200.12
   12322.91
  1997/03/31      11170.00                    11698.81
   11479.40
  1997/04/30      11720.00                    12397.23
   12192.08
  1997/05/31      12600.00                    13151.98
   13124.59
  1997/06/30      13530.00                    13741.19
   14149.23
  1997/07/31      14010.00                    14834.57
   14590.78
  1997/08/31      13140.00                    14003.54
   13768.10
  1997/09/30      13967.29                    14770.51
   14522.88
  1997/10/31      13824.46                    14277.18
   14348.05
  1997/11/30      14079.34                    14938.07
   14887.11
  1997/12/31      14304.85                    15194.56
   15322.92
  1998/01/31      15134.42                    15362.61
   16033.22
  1998/02/28      15932.09                    16470.56
   17070.43
  1998/03/31      16538.32                    17314.02
   17844.91
  1998/04/30      16708.48                    17488.19
   18314.30
  1998/05/31      16548.95                    17187.57
   18020.01
  1998/06/30      17431.70                    17885.73
   19053.99
  1998/07/31      17538.06                    17695.25
   19066.04
  1998/08/31      15410.94                    15136.87
   16554.54
  1998/09/30      17151.32                    16106.54
   18419.75
  1998/10/31      17642.29                    17416.64
   19244.11
  1998/11/30      18536.95                    18472.27
   20271.43
  1998/12/31      19802.57                    19536.64
   21491.50
  1999/01/31      20206.26                    20353.66
   21413.35
  1999/02/28      19988.05                    19721.07
   21147.66
  1999/03/31      20348.09                    20510.11
   21793.82
  1999/04/30      19595.27                    21304.46
   20778.64
  1999/05/31      19387.97                    20801.47
   20429.00
  1999/06/30      20326.27                    21955.95
   21294.51
  1999/07/30      19824.39                    21270.48
   20629.59
IMATRL PRASUN   SHR__CHT 19990731 19990823 115956 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,824 - a 98.24% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $20,630 - a 106.30% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Beso Sikharulidze)(photograph of Ramin Arani)

NOTE TO SHAREHOLDERS: On August 2, 1999, after the end of the period covered by this report, Ramin Arani (right) became Portfolio Manager of Fidelity Advisor Health Care Fund. The following is an interview with Beso Sikharulidze, who managed the fund during the period covered by this report, with comments from Ramin Arani.

Q. HOW DID THE FUND PERFORM, BESO?

B.S. While health care stocks held on to respectable returns, the second half of the 12-month period was a difficult time for the sector. For the 12 months that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 13.80%, 13.54%, 12.96% and 13.04%, respectively. These returns outpaced the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned 8.20%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE RELATIVE TO THE GOLDMAN SACHS INDEX?

B.S. The fund's relative performance was helped significantly by good stock picking in the pharmaceutical and biotechnology industries. While drug companies experienced weakness during the past six months, many holdings held up fairly well given their strong product pipelines and steady sales growth. Biotech firms performed very well after years of research and development began to yield profitable new products. The fund's return compared to the Goldman Sachs index also was aided by an underweighted position in hospital stocks and health care providers that continued to struggle as pricing pressures - an inability to increase prices, which can lead to lower profit margins - and Medicare cuts negatively affected earnings.

Q. WHY DID INVESTORS SELL OFF HEALTH CARE STOCKS DURING THE PAST SIX
MONTHS?

B.S. Despite positive business fundamentals in the form of strong corporate earnings driven by innovative new drugs and an aging population with increasing demand for health care products, fund performance stalled during much of 1999, especially in the second quarter, as the market favored value and smaller-cap stocks. Investors' concerns about the loss of patent protection and increased competition for many popular drugs at the large pharmaceutical companies also hurt returns.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

B.S. Amgen, the largest biotechnology company in the U.S., performed well on continued strong sales of its two main drugs, Epogen, the company's blockbuster anemia drug, and Neupogen, its new cancer drug. Shares of VISX, the leading manufacturer of lasers used in corrective eye surgery, performed well on strong consumer demand. The fund's holdings in Johnson & Johnson also contributed to total return as the company's well-diversified line of medical products and surgical supplies held up nicely during the market sell-off of health care stocks in the second quarter.

Q. WHICH STOCKS TURNED OUT TO BE DISAPPOINTMENTS?

B.S. The large-cap drug and pharmaceutical companies, such as Eli Lilly, Warner-Lambert and Schering-Plough, hurt fund performance. Shares of these companies faltered in the second quarter due to nervousness over high valuations, a weakening product pipeline outlook and the possibility that Medicare reform could lead to government-sanctioned price controls. While the fund's position in McKesson HBOC was not significant, it detracted from total return before I could sell off the remaining shares following the discovery of accounting irregularities at its recently acquired HBO & Co. division.

Q. TURNING TO YOU, RAMIN, DO YOU ANTICIPATE ANY MAJOR CHANGES TO THE FUND'S INVESTMENT STRATEGY?

R.A. Not really. Similar to Beso's approach, I believe new product innovation is the lifeblood of the industry and drives corporate return on investment. As a result, my team of analysts and I will continue to closely examine the growth prospects of each company's product portfolio and pipeline. Of course, we'll also keep a close eye on external factors, such as Medicare reform and patent protection, which can affect the industry and individual holdings.

Q. WHAT'S YOUR OUTLOOK?

R.A. While the short-term outlook for the sector could be choppy given uncertainty in the U.S. interest-rate environment and the global economic recovery, I'm optimistic that health care stocks won't remain in the doldrums for very long. In light of favorable long-term prospects for market growth, pharmaceutical and biotechnology companies in particular should benefit from reasonable valuations, steady earnings growth and promising multi-product pipelines.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $682 million

MANAGER: Ramin Arani, since August 1999;
joined Fidelity in 1992
ADVISOR HEALTH CARE FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Lilly (Eli) & Co.               8.1

Bristol-Myers Squibb Co.        7.7

Warner-Lambert Co.              6.8

Merck & Co., Inc.               6.2

Johnson & Johnson               6.0

Schering-Plough Corp.           5.7

Abbott Laboratories             5.1

Amgen, Inc.                     4.8

Cardinal Health, Inc.           2.7

Pfizer, Inc.                    2.6

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Drugs & Pharmaceuticals         55.9%

Medical Equipment  & Supplies   26.7%

Medical Facilities Management   6.0%

Computer Services  & Software   1.8%

Drug Stores                     1.1%

All Others*                     8.5%


Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 26.7
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 1.8
Row: 1, Col: 6, Value: 1.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 8.5

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR HEALTH CARE FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%

                                 SHARES                      VALUE (NOTE 1)

AGRICULTURE - 0.3%

Pioneer Hi-Bred                   53,800                     $ 2,091,475
International, Inc.

CHEMICALS & PLASTICS - 0.7%

Hoechst AG                        108,200                     4,594,641

COMPUTER SERVICES & SOFTWARE
- 1.8%

Allscripts, Inc.                  500                         8,000

Healtheon Corp. (a)               15,300                      768,825

IMS Health, Inc.                  253,800                     7,074,675

Shared Medical Systems Corp.      65,600                      3,927,800

                                                              11,779,300

DRUG STORES - 1.1%

CVS Corp.                         143,300                     7,129,175

DRUGS & PHARMACEUTICALS - 55.9%

Allergan, Inc.                    59,600                      5,632,200

ALZA Corp. Class A. (a)           49,400                      2,402,075

American Home Products Corp.      240,500                     12,265,500

Amgen, Inc. (a)                   418,900                     32,202,938

Banyu Pharmaceutical Co. Ltd.     33,000                      648,189

Biogen, Inc. (a)                  117,900                     8,112,994

Bristol-Myers Squibb Co.          773,400                     51,431,100

Centocor, Inc. (a)                42,600                      2,374,950

Chiron Corp. (a)                  123,600                     3,097,725

Forest Laboratories, Inc. (a)     133,100                     6,821,375

Genentech, Inc.                   31,900                      4,529,800

Genzyme Corp.                     89                          470

Genzyme Corp. (General            139,600                     7,896,125
Division)

ICN Pharmaceuticals, Inc.         8,100                       249,075

Immunex Corp. (a)                 25,700                      2,900,888

Lilly (Eli) & Co.                 822,200                     53,956,865

Medicis Pharmaceutical Corp.      133,000                     2,926,000
Class A (a)

Medimmune, Inc. (a)               31,700                      2,532,038

Merck & Co., Inc.                 616,500                     41,729,344

PE Corp. (Biosystems Group)       25,000                      1,401,563

Pfizer, Inc.                      506,200                     17,179,163

Pharmacia & Upjohn, Inc.          143,500                     7,722,094

Quintiles Transnational Corp.     237,700                     9,032,600
(a)

Rhone-Poulenc SA sponsored        40,000                      1,935,000
ADR  Class A

Schering-Plough Corp.             772,600                     37,857,400

Sepracor, Inc. (a)                16,100                      1,183,350

Shire Pharmaceuticals Group       83,050                      2,107,394
PLC ADR (a)

Takeda Chemical Industries        51,000                      2,769,271
Ltd.

Warner-Lambert Co.                688,900                     45,467,400

Watson Pharmaceuticals, Inc.      52,300                      1,801,081
(a)

Yamanouchi Pharmaceutical Co.     61,000                      2,827,673
Ltd.

                                                              372,993,640



                                 SHARES                      VALUE (NOTE 1)

ELECTRONIC INSTRUMENTS - 0.6%

Beckman Coulter, Inc.             15,300                     $ 735,356

Waters Corp. (a)                  53,600                      3,202,600

                                                              3,937,956

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Mettler-Toledo International,     110,900                     3,209,169
Inc. (a)

INSURANCE - 1.0%

CIGNA Corp.                       78,100                      6,887,444

MEDICAL EQUIPMENT & SUPPLIES
- 26.7%

Abbott Laboratories               787,600                     33,817,575

AmeriSource Health Corp.          160,200                     4,485,600
Class A (a)

Bard (C.R.), Inc.                 100                         4,863

Baxter International, Inc.        246,300                     16,917,731

Becton, Dickinson & Co.           169,800                     4,658,888

Biomet, Inc.                      176,600                     6,423,825

Boston Scientific Corp. (a)       240,800                     9,767,450

Cardinal Health, Inc.             269,006                     18,359,660

Guidant Corp.                     273,500                     16,016,844

Johnson & Johnson                 434,900                     40,065,163

Mallinckrodt, Inc.                700                         23,713

Medtronic, Inc.                   174,414                     12,568,709

Resmed, Inc. (a)                  33,500                      954,750

St. Jude Medical, Inc. (a)        72,500                      2,696,094

Stryker Corp.                     12,200                      744,200

Sybron International, Inc. (a)    51,800                      1,544,288

VISX, Inc. (a)                    76,500                      7,745,625

Xomed Surgical Products, Inc.     34,700                      1,581,019
(a)

                                                              178,375,997

MEDICAL FACILITIES MANAGEMENT
- 6.0%

Columbia/HCA Healthcare Corp.     579,900                     12,902,775

Express Scripts, Inc. Class A     76,300                      5,312,388
(a)

Foundation Health Systems,        34,600                      525,488
Inc.  Class A (a)

Health Management Associates,     174,700                     1,441,275
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             221,500                     2,713,375

Lincare Holdings, Inc. (a)        57,200                      1,716,000

Renal Care Group, Inc. (a)        6,700                       150,331

Trigon Healthcare, Inc. (a)       40,400                      1,408,950

United HealthCare Corp.           182,900                     11,156,900

Universal Health Services,        26,700                      1,136,419
Inc. Class B (a)

Wellpoint Health Networks,        22,900                      1,880,663
Inc. (a)

                                                              40,344,564

SERVICES - 0.1%

Gartner Group, Inc. Class B       33,044                      714,577
(a)

TOTAL COMMON STOCKS                                           632,057,938
(Cost $578,054,550)

CASH EQUIVALENTS - 5.3%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     35,223,368                 $ 35,223,368
(Cost $35,223,368)

TOTAL INVESTMENT IN                                          $ 667,281,306
SECURITIES - 100%
(Cost $613,277,918)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $613,988,601. Net unrealized appreciation aggregated $53,292,705, of which $74,936,974 related to appreciated investment securities and $21,644,269 related to depreciated investment securities.

The fund hereby designates approximately $1,568,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 29%, 31%, 32% 30% and 27% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 667,281,306
value  (cost $613,277,918) -
 See accompanying schedule

Receivable for investments                   14,972,924
sold

Receivable for fund shares                   3,568,304
sold

Dividends receivable                         383,232

Interest receivable                          231,754

Other receivables                            583

Investment of cash collateral                2,034,900
received for securities
loaned

 TOTAL ASSETS                                688,473,003

LIABILITIES

Payable for investments        $ 1,690,815
purchased

Payable for fund shares         798,911
redeemed

Accrued management fee          335,577

Distribution fees payable       400,493

Other payables and accrued      275,321
expenses

Collateral on securities        2,034,900
loaned, at value

 TOTAL LIABILITIES                           5,536,017

NET ASSETS                                  $ 682,936,986

Net Assets consist of:

Paid in capital                             $ 614,521,861

Accumulated undistributed net                14,411,636
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  54,003,489
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 682,936,986

CALCULATION OF MAXIMUM                       $18.52
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($66,142,417 (divided
by)     3,572,301 shares)

 Maximum offering price per                  $19.65
share    (100/94.25 of
$18.52)

 CLASS T:  NET ASSET VALUE                   $18.40
and redemption     price per
share ($248,441,710
(divided by) 13,503,932
shares)

 Maximum offering price per                  $19.07
share    (100/96.50 of
$18.40)

 CLASS B:  NET ASSET VALUE                   $18.16
and offering price     per
share ($225,441,321 (divided
by)     12,414,248 shares) A

 CLASS C:  NET ASSET VALUE                   $18.17
and offering price     per
share ($109,371,519 (divided
by)     6,018,219 shares) A

 INSTITUTIONAL CLASS:  NET                   $18.59
ASSET VALUE, offering price
  and redemption price per
share     ($33,540,019
(divided by) 1,804,038
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                             $ 3,484,900
Dividends

Interest (including income on                  1,824,191
securities loaned of $720)

 TOTAL INCOME                                  5,309,091

EXPENSES

Management fee                   $ 2,532,771

Transfer agent fees               1,165,303

Distribution fees                 2,901,899

Accounting and security           206,426
lending fees

Non-interested trustees'          1,270
compensation

Custodian fees and expenses       19,583

Registration fees                 233,032

Audit                             31,330

Legal                             3,157

 Total expenses before            7,094,771
reductions

 Expense reductions               (108,674)    6,986,097

NET INVESTMENT INCOME (LOSS)                   (1,677,006)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            16,393,623

 Foreign currency transactions    (1,038)      16,392,585

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            24,413,912

 Assets and liabilities in        148          24,414,060
foreign currencies

NET GAIN (LOSS)                                40,806,645

NET INCREASE (DECREASE) IN                    $ 39,129,639
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (1,677,006)             $ (517,467)
income (loss)

 Net realized gain (loss)       16,392,585                10,419,090

 Change in net unrealized       24,414,060                19,983,044
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     39,129,639                29,884,667
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (5,527,534)               (5,317,653)
from net realized gains

Share transactions - net        416,927,170               138,185,326
increase (decrease)

Redemption fees                 201,576                   63,702

  TOTAL INCREASE (DECREASE)     450,730,851               162,816,042
IN NET ASSETS

NET ASSETS

 Beginning of period            232,206,135               69,390,093

 End of period                 $ 682,936,986             $ 232,206,135


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.70   $ 14.10   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00       (.03)     (.02)

Net realized and unrealized       2.20      3.50      4.12
gain (loss)

Total from investment             2.20      3.47      4.10
operations

Less Distributions

From net realized gain            (.39)     (.88)     -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 18.52   $ 16.70   $ 14.10

TOTAL RETURN B, C                 13.80%    26.47%    41.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 66,142  $ 20,902  $ 5,488
(000 omitted)

Ratio of expenses to average      1.23%     1.38%     1.75% A, F
net assets

Ratio of expenses to average      1.21% G   1.36% G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           .01%      (.18)%    (.18)% A
income (loss) to average net
assets

Portfolio turnover                98%       85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.61    $ 14.05    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)      (.05)      (.04)

Net realized and unrealized       2.19       3.47       4.09
gain (loss)

Total from investment             2.15       3.42       4.05
operations

Less Distributions

From net realized gain            (.37)      (.87)      -

Redemption fees added to paid     .01        .01        -
in capital

Net asset value, end of period   $ 18.40    $ 16.61    $ 14.05

TOTAL RETURN B, C                 13.54%     26.17%     40.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 248,442  $ 124,652  $ 50,868
(000 omitted)

Ratio of expenses to average      1.46%      1.54%      1.97% A
net assets

Ratio of expenses to average      1.43% F    1.52% F    1.96% A, F
net assets after expense
reductions

Ratio of net investment           (.21)%     (.31)%     (.39)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%        67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.47    $ 14.01   $ 11.88
period

Income from Investment
Operations

Net investment income (loss) D    (.13)      (.14)     (.05)

Net realized and unrealized       2.17       3.45      2.18
gain (loss)

Total from investment             2.04       3.31      2.13
operations

Less Distributions

From net realized gain            (.36)      (.86)     -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 18.16    $ 16.47   $ 14.01

TOTAL RETURN B, C                 12.96%     25.40%    17.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 225,441  $ 57,074  $ 6,159
(000 omitted)

Ratio of expenses to average      1.98%      2.13%     2.50% A, F
net assets

Ratio of expenses to average      1.96% G    2.12% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.73)%     (.95)%    (.99)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.49    $ 13.85
period

Income from Investment
Operations

Net investment income (loss) D    (.12)      (.12)

Net realized and unrealized       2.17       3.39
gain (loss)

Total from investment             2.05       3.27
operations

Less Distributions

From net realized gain            (.38)      (.63)

Redemption fees added to paid     .01        -
in capital

Net asset value, end of period   $ 18.17    $ 16.49

TOTAL RETURN B, C                 13.04%     24.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 109,372  $ 19,154
(000 omitted)

Ratio of expenses to average      1.95%      2.18% A
net assets

Ratio of expenses to average      1.92% F    2.17% A, F
net assets after expense
reductions

Ratio of net investment           (.70)%     (1.06)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.73   $ 14.12   $ 10.00
period

Income from Investment
Operations

Net investment income D           .05       .03       .01

Net realized and unrealized       2.21      3.47      4.11
gain (loss)

Total from investment             2.26      3.50      4.12
operations

Less Distributions

From net realized gain            (.41)     (.90)     -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 18.59   $ 16.73   $ 14.12

TOTAL RETURN B, C                 14.17%    26.70%    41.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 33,540  $ 10,424  $ 6,875
(000 omitted)

Ratio of expenses to average      .97%      1.07%     1.50% A, F
net assets

Ratio of expenses to average      .95% G    1.04% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           .28%      .17%      .08% A
income to average net assets

Portfolio turnover                98%       85%       67% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $762,266,590 and $393,939,574, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 100,672    $ 94

CLASS T    931,115      2,164

CLASS B    1,301,195    976,391

CLASS C    568,917      520,192

          $ 2,901,899  $ 1,498,841

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 551,172    $ 279,771

CLASS T    800,447      310,755

CLASS B    321,313      321,313 *

CLASS C    43,426       43,426 *

          $ 1,716,358  $ 955,265

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 115,697    .29

CLASS T                 479,933     .26

CLASS B                 371,537     .29

CLASS C                 143,058     .25

INSTITUTIONAL CLASS     55,078      .28

                       $ 1,165,303

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $48,795 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balances during the period for which loans were outstanding amounted to $26,195,500 . The weighted average interest rate was 4.84%. Interest earned from the interfund lending program amounted to $7,046 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,058,875. The fund received cash collateral of $2,034,900 which was invested in the Central Cash Collateral Fund.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $105,135 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,539 under this arrangement.

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

                        1999                  1998 A

FROM NET REALIZED GAIN

Class A                 $ 506,267             $ 420,044

Class T                  2,852,284             3,806,901

Class B                  1,389,695             709,849

Class C                  512,786               21,184

Institutional Class      266,502               359,675

Total                   $ 5,527,534           $ 5,317,653

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

10. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   953,100             $ 52,957,834         $ 14,712,053
                                 2,923,295

Reinvestment of distributions    30,315               29,113               451,389              382,670

Shares redeemed                  (633,263)            (119,595)            (11,335,392)         (1,797,313)

Net increase (decrease)          2,320,347            862,618             $ 42,073,831         $ 13,297,410

CLASS T Shares sold              9,152,907            5,008,211           $ 163,138,613        $ 75,539,497

Reinvestment of distributions    182,634              273,667              2,706,621            3,586,347

Shares redeemed                  (3,336,370)          (1,398,051)          (58,873,247)         (21,017,135)

Net increase (decrease)          5,999,171            3,883,827           $ 106,971,987        $ 58,108,709

CLASS B Shares sold              10,129,553           3,319,731           $ 180,199,139        $ 50,883,606

Reinvestment of distributions    81,573               49,154               1,199,114            640,560

Shares redeemed                  (1,262,369)          (343,006)            (22,344,687)         (5,148,858)

Net increase (decrease)          8,948,757            3,025,879           $ 159,053,566        $ 46,375,308

CLASS C Shares sold              5,638,208            1,191,803           $ 101,276,858        $ 18,640,101

Reinvestment of distributions    26,607               1,455                391,120              18,904

Shares redeemed                  (807,853)            (32,001)             (14,456,971)         (510,296)

Net increase (decrease)          4,856,962            1,161,257           $ 87,211,007         $ 18,148,709

INSTITUTIONAL CLASS Shares       1,586,418            342,040             $ 28,856,815         $ 5,185,579
sold

Reinvestment of distributions    16,379               27,158               244,208              357,509

Shares redeemed                  (421,646)            (233,192)            (7,484,244)          (3,287,898)

Net increase (decrease)          1,181,151            136,006             $ 21,616,779         $ 2,255,190


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL A     21.48%       78.59%        232.01%

FIDELITY ADV NATURAL - CL A     14.50%       68.32%        212.92%
(INCL. 5.75% SALES CHARGE)

S&P 500                         20.20%       220.67%       396.75%

GS Natural Resources            22.86%       n/a           n/a

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL A   21.48%       12.30%        12.75%

FIDELITY ADV NATURAL - CL A   14.50%       10.98%        12.08%
(INCL. 5.75% SALES CHARGE)

S&P 500                       20.20%       26.25%        17.38%

GS Natural Resources          22.86%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA NATURAL RESOURCES-CL A   S&P 500
             00247                       SP001
  1989/07/31       9425.00                    10000.00
  1989/08/31       9707.10                    10196.00
  1989/09/30       9446.70                    10154.20
  1989/10/31       9113.97                     9918.62
  1989/11/30       9519.03                    10120.96
  1989/12/31      10246.61                    10363.86
  1990/01/31       9600.29                     9668.45
  1990/02/28      10049.56                     9793.17
  1990/03/31      10238.73                    10052.69
  1990/04/30       9702.75                     9801.37
  1990/05/31      10688.00                    10757.01
  1990/06/30      10554.01                    10683.86
  1990/07/31      11074.22                    10649.67
  1990/08/31      10782.59                     9686.94
  1990/09/30      10443.66                     9215.19
  1990/10/31       9694.87                     9175.56
  1990/11/30       9852.51                     9768.30
  1990/12/31       9705.39                    10040.84
  1991/01/31      10025.61                    10478.62
  1991/02/28      11470.75                    11227.84
  1991/03/31      11199.78                    11499.55
  1991/04/30      11257.26                    11527.15
  1991/05/31      11799.19                    12025.12
  1991/06/30      11117.67                    11474.37
  1991/07/31      11487.17                    12009.08
  1991/08/31      11782.76                    12293.69
  1991/09/30      11322.95                    12088.39
  1991/10/31      11585.70                    12250.37
  1991/11/30      10649.65                    11756.68
  1991/12/31      11109.64                    13101.65
  1992/01/31      11799.57                    12857.96
  1992/02/29      12064.92                    13025.11
  1992/03/31      11764.18                    12771.12
  1992/04/30      12197.60                    13146.59
  1992/05/31      12524.88                    13211.01
  1992/06/30      12117.99                    13014.17
  1992/07/31      12604.48                    13546.45
  1992/08/31      12418.73                    13268.74
  1992/09/30      12542.57                    13425.32
  1992/10/31      12277.21                    13472.30
  1992/11/30      12436.42                    13931.71
  1992/12/31      12591.09                    14103.07
  1993/01/31      12994.71                    14221.54
  1993/02/28      13358.95                    14414.95
  1993/03/31      14244.96                    14719.10
  1993/04/30      15012.83                    14362.90
  1993/05/31      15751.16                    14747.83
  1993/06/30      15967.74                    14790.60
  1993/07/31      15751.16                    14731.43
  1993/08/31      16656.85                    15289.75
  1993/09/30      16568.25                    15172.02
  1993/10/31      17316.43                    15486.08
  1993/11/30      16666.70                    15338.97
  1993/12/31      17368.01                    15524.57
  1994/01/31      18424.03                    16052.40
  1994/02/28      17849.88                    15617.38
  1994/03/31      16752.85                    14936.47
  1994/04/30      17029.67                    15127.65
  1994/05/31      17255.23                    15375.75
  1994/06/30      16947.65                    14999.04
  1994/07/31      17521.80                    15491.01
  1994/08/31      18372.77                    16126.14
  1994/09/30      18280.50                    15731.05
  1994/10/31      18003.67                    16085.00
  1994/11/30      16824.62                    15499.18
  1994/12/31      16972.14                    15729.04
  1995/01/31      16638.74                    16136.89
  1995/02/28      17128.42                    16765.74
  1995/03/31      18086.95                    17260.50
  1995/04/30      18826.68                    17768.82
  1995/05/31      19087.15                    18479.04
  1995/06/30      19628.92                    18908.31
  1995/07/31      20452.00                    19535.31
  1995/08/31      20764.57                    19584.34
  1995/09/30      20941.69                    20410.80
  1995/10/31      20056.09                    20337.94
  1995/11/30      21077.13                    21230.77
  1995/12/31      21838.82                    21639.68
  1996/01/31      22668.82                    22376.29
  1996/02/29      23229.34                    22583.72
  1996/03/31      23940.77                    22801.20
  1996/04/30      25331.30                    23137.29
  1996/05/31      25805.59                    23734.00
  1996/06/30      25643.90                    23824.43
  1996/07/31      24253.37                    22771.86
  1996/08/31      25342.08                    23252.12
  1996/09/30      26420.01                    24560.75
  1996/10/31      27066.77                    25238.14
  1996/11/30      28424.95                    27145.89
  1996/12/31      28471.59                    26608.13
  1997/01/31      28932.85                    28270.60
  1997/02/28      27018.60                    28492.25
  1997/03/31      26315.17                    27321.50
  1997/04/30      26188.32                    28952.59
  1997/05/31      28575.37                    30715.23
  1997/06/30      28483.12                    32091.27
  1997/07/31      30166.74                    34644.77
  1997/08/31      30339.71                    32703.97
  1997/09/30      32518.42                    34495.17
  1997/10/31      30515.70                    33343.03
  1997/11/30      27973.80                    34886.48
  1997/12/31      28234.37                    35485.48
  1998/01/31      27459.15                    35877.95
  1998/02/28      28438.37                    38465.47
  1998/03/31      29676.01                    40435.28
  1998/04/30      30804.84                    40842.06
  1998/05/31      29227.20                    40139.99
  1998/06/30      28016.76                    41770.47
  1998/07/31      25759.10                    41325.62
  1998/08/31      20686.16                    35350.76
  1998/09/30      24800.32                    37615.33
  1998/10/31      24928.45                    40674.96
  1998/11/30      23960.36                    43140.27
  1998/12/31      23661.39                    45626.01
  1999/01/31      22095.35                    47534.09
  1999/02/28      21454.70                    46056.73
  1999/03/31      25882.31                    47899.46
  1999/04/30      30352.63                    49754.61
  1999/05/31      29256.41                    48579.90
  1999/06/30      30893.63                    51276.09
  1999/07/30      31292.25                    49675.25
IMATRL PRASUN   SHR__CHT 19990731 19990811 094107 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class A on July 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $31,292 - a 212.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,675 - a 396.75% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL T     21.31%       78.51%        231.86%

FIDELITY ADV NATURAL - CL T     17.06%       72.26%        220.24%
(INCL. 3.50% SALES CHARGE)

S&P 500                         20.20%       220.67%       396.75%

GS Natural Resources            22.86%       n/a           n/a

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL T   21.31%       12.29%        12.74%

FIDELITY ADV NATURAL - CL T   17.06%       11.49%        12.34%
(INCL. 3.50% SALES CHARGE)

S&P 500                       20.20%       26.25%        17.38%

GS Natural Resources          22.86%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA NATURAL RESOURCES-CL T   S&P 500
             00166                       SP001
  1989/07/31       9650.00                    10000.00
  1989/08/31       9938.83                    10196.00
  1989/09/30       9672.22                    10154.20
  1989/10/31       9331.54                     9918.62
  1989/11/30       9746.28                    10120.96
  1989/12/31      10491.23                    10363.86
  1990/01/31       9829.47                     9668.45
  1990/02/28      10289.47                     9793.17
  1990/03/31      10483.16                    10052.69
  1990/04/30       9934.38                     9801.37
  1990/05/31      10943.16                    10757.01
  1990/06/30      10805.96                    10683.86
  1990/07/31      11338.59                    10649.67
  1990/08/31      11040.00                     9686.94
  1990/09/30      10692.98                     9215.19
  1990/10/31       9926.31                     9175.56
  1990/11/30      10087.72                     9768.30
  1990/12/31       9937.08                    10040.84
  1991/01/31      10264.95                    10478.62
  1991/02/28      11744.58                    11227.84
  1991/03/31      11467.15                    11499.55
  1991/04/30      11526.00                    11527.15
  1991/05/31      12080.86                    12025.12
  1991/06/30      11383.08                    11474.37
  1991/07/31      11761.40                    12009.08
  1991/08/31      12064.05                    12293.69
  1991/09/30      11593.26                    12088.39
  1991/10/31      11862.28                    12250.37
  1991/11/30      10903.88                    11756.68
  1991/12/31      11374.85                    13101.65
  1992/01/31      12081.25                    12857.96
  1992/02/29      12352.95                    13025.11
  1992/03/31      12045.03                    12771.12
  1992/04/30      12488.79                    13146.59
  1992/05/31      12823.88                    13211.01
  1992/06/30      12407.28                    13014.17
  1992/07/31      12905.39                    13546.45
  1992/08/31      12715.20                    13268.74
  1992/09/30      12841.99                    13425.32
  1992/10/31      12570.30                    13472.30
  1992/11/30      12733.31                    13931.71
  1992/12/31      12891.67                    14103.07
  1993/01/31      13304.93                    14221.54
  1993/02/28      13677.87                    14414.95
  1993/03/31      14585.02                    14719.10
  1993/04/30      15371.22                    14362.90
  1993/05/31      16127.18                    14747.83
  1993/06/30      16348.93                    14790.60
  1993/07/31      16127.18                    14731.43
  1993/08/31      17054.50                    15289.75
  1993/09/30      16963.78                    15172.02
  1993/10/31      17729.82                    15486.08
  1993/11/30      17064.58                    15338.97
  1993/12/31      17782.63                    15524.57
  1994/01/31      18863.86                    16052.40
  1994/02/28      18276.01                    15617.38
  1994/03/31      17152.79                    14936.47
  1994/04/30      17436.22                    15127.65
  1994/05/31      17667.16                    15375.75
  1994/06/30      17352.24                    14999.04
  1994/07/31      17940.09                    15491.01
  1994/08/31      18811.38                    16126.14
  1994/09/30      18716.90                    15731.05
  1994/10/31      18433.47                    16085.00
  1994/11/30      17226.27                    15499.18
  1994/12/31      17377.31                    15729.04
  1995/01/31      17035.95                    16136.89
  1995/02/28      17537.32                    16765.74
  1995/03/31      18518.73                    17260.50
  1995/04/30      19276.12                    17768.82
  1995/05/31      19542.81                    18479.04
  1995/06/30      20097.52                    18908.31
  1995/07/31      20940.25                    19535.31
  1995/08/31      21260.27                    19584.34
  1995/09/30      21441.62                    20410.80
  1995/10/31      20534.88                    20337.94
  1995/11/30      21580.30                    21230.77
  1995/12/31      22360.17                    21639.68
  1996/01/31      23209.99                    22376.29
  1996/02/29      23783.89                    22583.72
  1996/03/31      24512.31                    22801.20
  1996/04/30      25936.03                    23137.29
  1996/05/31      26421.64                    23734.00
  1996/06/30      26256.09                    23824.43
  1996/07/31      24832.37                    22771.86
  1996/08/31      25947.06                    23252.12
  1996/09/30      27061.76                    24560.75
  1996/10/31      27723.96                    25238.14
  1996/11/30      29125.61                    27145.89
  1996/12/31      29184.00                    26608.13
  1997/01/31      29653.95                    28270.60
  1997/02/28      27703.65                    28492.25
  1997/03/31      26975.22                    27321.50
  1997/04/30      26869.49                    28952.59
  1997/05/31      29313.23                    30715.23
  1997/06/30      29219.24                    32091.27
  1997/07/31      30946.32                    34644.77
  1997/08/31      31134.30                    32703.97
  1997/09/30      33364.49                    34495.17
  1997/10/31      31314.30                    33343.03
  1997/11/30      28689.54                    34886.48
  1997/12/31      28954.49                    35485.48
  1998/01/31      28153.27                    35877.95
  1998/02/28      29161.70                    38465.47
  1998/03/31      30432.61                    40435.28
  1998/04/30      31579.18                    40842.06
  1998/05/31      29962.93                    40139.99
  1998/06/30      28719.65                    41770.47
  1998/07/31      26398.87                    41325.62
  1998/08/31      21204.74                    35350.76
  1998/09/30      25406.02                    37615.33
  1998/10/31      25535.79                    40674.96
  1998/11/30      24540.89                    43140.27
  1998/12/31      24238.09                    45626.01
  1999/01/31      22623.18                    47534.09
  1999/02/28      21959.92                    46056.73
  1999/03/31      26487.44                    47899.46
  1999/04/30      31058.21                    49754.61
  1999/05/31      29933.54                    48579.90
  1999/06/30      31606.13                    51276.09
  1999/07/30      32024.28                    49675.25
IMATRL PRASUN   SHR__CHT 19990731 19990816 120355 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class T on July 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $32,024 - a 220.24% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,675 - a 396.75% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years and 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL B     20.57%       74.17%        223.80%

FIDELITY ADV NATURAL - CL B     15.57%       72.17%        223.80%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       220.67%       396.75%

GS Natural Resources            22.86%       n/a           n/a

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL B       20.57%       11.74%        12.47%

FIDELITY ADV NATURAL - CL B       15.57%       11.48%        12.47%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           20.20%       26.25%        17.38%

GS Natural Resources              22.86%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA NATURAL RESOURCES-CL B   S&P 500
             00656                       SP001
  1989/07/31      10000.00                    10000.00
  1989/08/31      10299.31                    10196.00
  1989/09/30      10023.02                    10154.20
  1989/10/31       9669.99                     9918.62
  1989/11/30      10099.77                    10120.96
  1989/12/31      10871.74                    10363.86
  1990/01/31      10185.98                     9668.45
  1990/02/28      10662.66                     9793.17
  1990/03/31      10863.37                    10052.69
  1990/04/30      10294.70                     9801.37
  1990/05/31      11340.06                    10757.01
  1990/06/30      11197.89                    10683.86
  1990/07/31      11749.84                    10649.67
  1990/08/31      11440.41                     9686.94
  1990/09/30      11080.81                     9215.19
  1990/10/31      10286.34                     9175.56
  1990/11/30      10453.59                     9768.30
  1990/12/31      10297.49                    10040.84
  1991/01/31      10637.26                    10478.62
  1991/02/28      12170.55                    11227.84
  1991/03/31      11883.06                    11499.55
  1991/04/30      11944.04                    11527.15
  1991/05/31      12519.03                    12025.12
  1991/06/30      11795.94                    11474.37
  1991/07/31      12187.98                    12009.08
  1991/08/31      12501.61                    12293.69
  1991/09/30      12013.74                    12088.39
  1991/10/31      12292.52                    12250.37
  1991/11/30      11299.36                    11756.68
  1991/12/31      11787.41                    13101.65
  1992/01/31      12519.43                    12857.96
  1992/02/29      12800.98                    13025.11
  1992/03/31      12481.89                    12771.12
  1992/04/30      12941.75                    13146.59
  1992/05/31      13288.99                    13211.01
  1992/06/30      12857.29                    13014.17
  1992/07/31      13373.46                    13546.45
  1992/08/31      13176.37                    13268.74
  1992/09/30      13307.76                    13425.32
  1992/10/31      13026.22                    13472.30
  1992/11/30      13195.14                    13931.71
  1992/12/31      13359.24                    14103.07
  1993/01/31      13787.49                    14221.54
  1993/02/28      14173.96                    14414.95
  1993/03/31      15114.01                    14719.10
  1993/04/30      15928.73                    14362.90
  1993/05/31      16712.11                    14747.83
  1993/06/30      16941.90                    14790.60
  1993/07/31      16712.11                    14731.43
  1993/08/31      17673.05                    15289.75
  1993/09/30      17579.05                    15172.02
  1993/10/31      18372.87                    15486.08
  1993/11/30      17683.50                    15338.97
  1993/12/31      18427.60                    15524.57
  1994/01/31      19548.05                    16052.40
  1994/02/28      18938.87                    15617.38
  1994/03/31      17774.91                    14936.47
  1994/04/30      18068.62                    15127.65
  1994/05/31      18307.94                    15375.75
  1994/06/30      17981.59                    14999.04
  1994/07/31      18590.77                    15491.01
  1994/08/31      19493.66                    16126.14
  1994/09/30      19395.75                    15731.05
  1994/10/31      19102.04                    16085.00
  1994/11/30      17851.05                    15499.18
  1994/12/31      18007.58                    15729.04
  1995/01/31      17653.84                    16136.89
  1995/02/28      18173.39                    16765.74
  1995/03/31      19190.40                    17260.50
  1995/04/30      19975.26                    17768.82
  1995/05/31      20251.62                    18479.04
  1995/06/30      20826.44                    18908.31
  1995/07/31      21688.68                    19535.31
  1995/08/31      22020.32                    19584.34
  1995/09/30      22186.13                    20410.80
  1995/10/31      21257.56                    20337.94
  1995/11/30      22318.78                    21230.77
  1995/12/31      23092.65                    21639.68
  1996/01/31      23973.35                    22376.29
  1996/02/29      24545.24                    22583.72
  1996/03/31      25277.25                    22801.20
  1996/04/30      26718.39                    23137.29
  1996/05/31      27198.77                    23734.00
  1996/06/30      27004.33                    23824.43
  1996/07/31      25528.87                    22771.86
  1996/08/31      26649.77                    23252.12
  1996/09/30      27782.10                    24560.75
  1996/10/31      28456.92                    25238.14
  1996/11/30      29886.63                    27145.89
  1996/12/31      29935.66                    26608.13
  1997/01/31      30398.27                    28270.60
  1997/02/28      28389.58                    28492.25
  1997/03/31      27634.79                    27321.50
  1997/04/30      27500.88                    28952.59
  1997/05/31      29996.53                    30715.23
  1997/06/30      29886.97                    32091.27
  1997/07/31      31640.01                    34644.77
  1997/08/31      31810.45                    32703.97
  1997/09/30      34079.18                    34495.17
  1997/10/31      31970.36                    33343.03
  1997/11/30      29280.25                    34886.48
  1997/12/31      29540.13                    35485.48
  1998/01/31      28712.04                    35877.95
  1998/02/28      29725.74                    38465.47
  1998/03/31      31010.71                    40435.28
  1998/04/30      32167.19                    40842.06
  1998/05/31      30511.00                    40139.99
  1998/06/30      29226.03                    41770.47
  1998/07/31      26855.96                    41325.62
  1998/08/31      21544.74                    35350.76
  1998/09/30      25823.64                    37615.33
  1998/10/31      25942.58                    40674.96
  1998/11/30      24916.77                    43140.27
  1998/12/31      24589.70                    45626.01
  1999/01/31      22939.48                    47534.09
  1999/02/28      22270.48                    46056.73
  1999/03/31      26849.45                    47899.46
  1999/04/30      31443.30                    49754.61
  1999/05/31      30313.42                    48579.90
  1999/06/30      31993.37                    51276.09
  1999/07/30      32379.91                    49675.25
IMATRL PRASUN   SHR__CHT 19990731 19990811 094106 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class B on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $32,380 - a 223.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,675 - a 396.75% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR NATURAL RESOURCES FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEAR  PAST 10 YEARS

FIDELITY ADV NATURAL - CL C     20.72%       73.77%       223.05%

FIDELITY ADV NATURAL - CL C     19.72%       73.77%       223.05%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       220.67%      396.75%

GS Natural Resources            22.86%       n/a          n/a

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL - CL C   20.72%       11.68%        12.44%

FIDELITY ADV NATURAL - CL C   19.72%       11.68%        12.44%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                       20.20%       26.25%        17.38%

GS Natural Resources          22.86%       n/a           n/a

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA NATURAL RESOURCES-CL C   S&P 500
             00528                       SP001
  1989/07/31      10000.00                    10000.00
  1989/08/31      10299.31                    10196.00
  1989/09/30      10023.02                    10154.20
  1989/10/31       9669.99                     9918.62
  1989/11/30      10099.77                    10120.96
  1989/12/31      10871.74                    10363.86
  1990/01/31      10185.98                     9668.45
  1990/02/28      10662.66                     9793.17
  1990/03/31      10863.37                    10052.69
  1990/04/30      10294.70                     9801.37
  1990/05/31      11340.06                    10757.01
  1990/06/30      11197.89                    10683.86
  1990/07/31      11749.84                    10649.67
  1990/08/31      11440.41                     9686.94
  1990/09/30      11080.81                     9215.19
  1990/10/31      10286.34                     9175.56
  1990/11/30      10453.59                     9768.30
  1990/12/31      10297.49                    10040.84
  1991/01/31      10637.26                    10478.62
  1991/02/28      12170.55                    11227.84
  1991/03/31      11883.06                    11499.55
  1991/04/30      11944.04                    11527.15
  1991/05/31      12519.03                    12025.12
  1991/06/30      11795.94                    11474.37
  1991/07/31      12187.98                    12009.08
  1991/08/31      12501.61                    12293.69
  1991/09/30      12013.74                    12088.39
  1991/10/31      12292.52                    12250.37
  1991/11/30      11299.36                    11756.68
  1991/12/31      11787.41                    13101.65
  1992/01/31      12519.43                    12857.96
  1992/02/29      12800.98                    13025.11
  1992/03/31      12481.89                    12771.12
  1992/04/30      12941.75                    13146.59
  1992/05/31      13288.99                    13211.01
  1992/06/30      12857.29                    13014.17
  1992/07/31      13373.46                    13546.45
  1992/08/31      13176.37                    13268.74
  1992/09/30      13307.76                    13425.32
  1992/10/31      13026.22                    13472.30
  1992/11/30      13195.14                    13931.71
  1992/12/31      13359.24                    14103.07
  1993/01/31      13787.49                    14221.54
  1993/02/28      14173.96                    14414.95
  1993/03/31      15114.01                    14719.10
  1993/04/30      15928.73                    14362.90
  1993/05/31      16712.11                    14747.83
  1993/06/30      16941.90                    14790.60
  1993/07/31      16712.11                    14731.43
  1993/08/31      17673.05                    15289.75
  1993/09/30      17579.05                    15172.02
  1993/10/31      18372.87                    15486.08
  1993/11/30      17683.50                    15338.97
  1993/12/31      18427.60                    15524.57
  1994/01/31      19548.05                    16052.40
  1994/02/28      18938.87                    15617.38
  1994/03/31      17774.91                    14936.47
  1994/04/30      18068.62                    15127.65
  1994/05/31      18307.94                    15375.75
  1994/06/30      17981.59                    14999.04
  1994/07/31      18590.77                    15491.01
  1994/08/31      19493.66                    16126.14
  1994/09/30      19395.75                    15731.05
  1994/10/31      19102.04                    16085.00
  1994/11/30      17851.05                    15499.18
  1994/12/31      18007.58                    15729.04
  1995/01/31      17653.84                    16136.89
  1995/02/28      18173.39                    16765.74
  1995/03/31      19190.40                    17260.50
  1995/04/30      19975.26                    17768.82
  1995/05/31      20251.62                    18479.04
  1995/06/30      20826.44                    18908.31
  1995/07/31      21688.68                    19535.31
  1995/08/31      22020.32                    19584.34
  1995/09/30      22186.13                    20410.80
  1995/10/31      21257.56                    20337.94
  1995/11/30      22318.78                    21230.77
  1995/12/31      23092.65                    21639.68
  1996/01/31      23973.35                    22376.29
  1996/02/29      24545.24                    22583.72
  1996/03/31      25277.25                    22801.20
  1996/04/30      26718.39                    23137.29
  1996/05/31      27198.77                    23734.00
  1996/06/30      27004.33                    23824.43
  1996/07/31      25528.87                    22771.86
  1996/08/31      26649.77                    23252.12
  1996/09/30      27782.10                    24560.75
  1996/10/31      28456.92                    25238.14
  1996/11/30      29886.63                    27145.89
  1996/12/31      29935.66                    26608.13
  1997/01/31      30398.27                    28270.60
  1997/02/28      28389.58                    28492.25
  1997/03/31      27634.79                    27321.50
  1997/04/30      27500.88                    28952.59
  1997/05/31      29996.53                    30715.23
  1997/06/30      29886.97                    32091.27
  1997/07/31      31640.01                    34644.77
  1997/08/31      31810.45                    32703.97
  1997/09/30      34079.18                    34495.17
  1997/10/31      31970.36                    33343.03
  1997/11/30      29270.81                    34886.48
  1997/12/31      29527.29                    35485.48
  1998/01/31      28708.66                    35877.95
  1998/02/28      29696.66                    38465.47
  1998/03/31      30966.96                    40435.28
  1998/04/30      32110.22                    40842.06
  1998/05/31      30444.73                    40139.99
  1998/06/30      29146.20                    41770.47
  1998/07/31      26760.87                    41325.62
  1998/08/31      21482.09                    35350.76
  1998/09/30      25746.58                    37615.33
  1998/10/31      25864.48                    40674.96
  1998/11/30      24847.58                    43140.27
  1998/12/31      24523.36                    45626.01
  1999/01/31      22872.75                    47534.09
  1999/02/28      22209.55                    46056.73
  1999/03/31      26763.47                    47899.46
  1999/04/30      31376.34                    49754.61
  1999/05/31      30226.81                    48579.90
  1999/06/30      31906.89                    51276.09
  1999/07/30      32304.81                    49675.25
IMATRL PRASUN   SHR__CHT 19990731 19990816 115653 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Class C on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $32,305 - a 223.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,675 - a 396.75% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Larry Rakers)(photograph of Scott Offen)

NOTE TO SHAREHOLDERS: On September 1, 1999, after the period covered by this report, Scott Offen (right) became Portfolio Manager of Fidelity Advisor Natural Resources Fund. The following is an interview with Larry Rakers, who managed the fund during the period covered by this report, with comments from Scott Offen on his outlook.

Q. HOW DID THE FUND PERFORM, LARRY?

L.R. The fund experienced a dramatic recovery since I wrote to shareholders six months ago. For the 12 months that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 21.48%, 21.31%, 20.57% and 20.72%. In comparison, the fund slightly lagged the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resources sector - which returned 22.86%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE GOLDMAN SACHS INDEX?

L.R. In hindsight, I was a bit early in my prediction that oil prices and commodity prices were poised to rebound. While the fund's more aggressive strategy worked well later in the period as oil prices rebounded, the fund underperformed during the first six months of the 12-month period because I allocated a larger percentage of assets to smaller integrated oil companies, energy services companies and drillers. These companies are more sensitive to oil prices, which were still declining in the second half of 1998.

Q. WHAT SPARKED THE DRAMATIC RALLY IN NATURAL RESOURCES STOCKS IN
1999?

L.R. There were a number of factors at work. First and foremost, we saw the price of oil rebound from a 12-year low of under $11 a barrel in December 1998 to approximately $20 a barrel toward the end of the period. Much of this increase was due to a favorable supply and demand equation. On the supply side, OPEC announced a significant production cutback in March. In addition, the remainder of the oil industry had significantly cut back on exploration and production efforts as the price of oil continued to slide last year. On the demand side, we experienced a rebound in Asia and stable global demand. This was just enough to create a squeeze on supply and set the stage for a recovery in most commodity prices.

Q. DID YOU MAKE ANY CHANGES TO THE FUND'S STRATEGY TO TAKE ADVANTAGE OF THE RECOVERY IN OIL PRICES AND TO PROTECT THE FUND'S GAINS?

L.R. The fund was positioned very aggressively to take advantage of increasing oil prices toward the beginning of the year. Since then, I made some minor adjustments to the portfolio; however, I didn't make significant changes to the fund's strategy because I believed many of the stocks in the sector had not fully priced in the increase in oil prices. As a result, even if energy prices remain stable, these stocks could have room to grow. While the fund's allocation of energy services and integrated oil companies remained steady, I looked more closely at oil refineries and natural gas companies, which appear to be undervalued given the favorable supply and demand outlook.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

L.R. Mobil, the fund's largest holding, continued to perform well due to cost-cutting benefits and its merger with Exxon. Halliburton, one of the fund's top holdings, was also one of the fund's top contributors. This leading oil services company benefited from the recovery in oil prices and the group's sensitivity to the price swings of oil. Baker Hughes was another energy services company that rallied alongside Halliburton as investors anticipated a pickup in exploration and production. In the metals and mining group, Alcoa was a key contributor. Shares of Alcoa rallied dramatically as global demand for commodities improved, and aluminum was one of the hottest commodities.

Q. WHICH STOCKS HURT FUND PERFORMANCE?

L.R. Greenstone Resources was a disappointment for the fund. This gold mining company ran into some operational problems and a deteriorating business outlook. Another detractor was Tosco, the fifth-largest U.S. petroleum refinery. Shares of Tosco declined along with most of the refinery group due to a glut of refined products and excess supply of gasoline.

Q. SCOTT, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

S.O. While it is difficult to predict the strength of the global economy, my feeling is that worldwide economic activity will remain steady; there are a number of overseas economies recovering from recessions, Asia seems to be turning the corner to recovery and Europe looks steady. While U.S. economic growth is in question due to potentially higher domestic interest rates, I don't think it will lead to a global slowdown. Since commodity prices are heavily dependent upon global demand, I'm fairly optimistic about the outlook for natural resources stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.

(checkmark)FUND FACTS

START DATE: December 29, 1987

SIZE: as of July 31, 1999, more than $352 million

MANAGER: Scott Offen, since September 1999;
joined Fidelity in 1985

ADVISOR NATURAL RESOURCES FUND

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Mobil Corp.                     8.3

USX-Marathon Group              6.0

Schlumberger Ltd.               4.5

Halliburton Co.                 4.2

Alcoa, Inc.                     3.7

Chevron Corp.                   3.4

Texaco, Inc.                    3.4

Amerada Hess Corp.              3.1

Exxon Corp.                     3.1

Baker Hughes, Inc.              2.3

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Oil & Gas         56.9%

Energy Services   24.4%

Metals & Mining   7.4%

Gas               3.4%

Precious Metals   3.1%

All Others*       4.8%


Row: 1, Col: 1, Value: 56.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.4
Row: 1, Col: 4, Value: 7.4
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 3.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.6

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR NATURAL RESOURCES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.7%

                                 SHARES                      VALUE (NOTE 1)

AUTOS, TIRES, & ACCESSORIES -
0.3%

Barrett Resources Corp. (a)       22,000                     $ 884,125

CHEMICALS & PLASTICS - 1.0%

E.I. du Pont de Nemours and       50,000                      3,603,125
Co.

ELECTRIC UTILITY - 0.2%

Calpine Corp. (a)                 7,500                       563,906

Illinova Corp.                    9,300                       305,738

                                                              869,644

ENERGY SERVICES - 24.4%

Baker Hughes, Inc.                234,650                     8,168,753

BJ Services Co. (a)               240,000                     7,335,000

Bonus Resource Services Corp.     185,000                     399,157
(a)

ENSCO International, Inc.         325,000                     6,642,188

Global Marine, Inc. (a)           159,600                     2,673,300

Halliburton Co.                   319,900                     14,755,388

Helmerich & Payne, Inc.           109,400                     2,796,538

Lone Star Technologies, Inc.      5,000                       85,000
(a)

Marine Drilling Companies,        173,650                     2,593,897
Inc. (a)

McDermott International, Inc.     40,000                      1,127,500

Nabors Industries, Inc. (a)       150,000                     3,496,875

Noble Drilling Corp. (a)          280,000                     6,352,500

Precision Drilling Corp.          40,000                      914,824
Class A (a)

Rowan Companies, Inc. (a)         40,000                      752,500

Santa Fe International Corp.      73,200                      1,528,050

Schlumberger Ltd.                 265,500                     16,079,344

Smith International, Inc. (a)     120,500                     5,226,688

Tesco Corp. (a)                   15,000                      105,557

Tidewater, Inc.                   40,000                      1,322,500

Tuboscope, Inc. (a)               189,500                     2,842,500

Unit Corp. (a)                    60,000                      468,750

UTI Energy Corp. (a)              65,000                      1,080,625

                                                              86,747,434

GAS - 3.4%

Dynegy, Inc.                      114,400                     2,745,600

K N Energy, Inc.                  225,000                     4,387,500

Ocean Energy, Inc. (a)            437,200                     4,836,525

                                                              11,969,625

METALS & MINING - 7.4%

Alcan Aluminium Ltd.              20,000                      602,802

Alcoa, Inc.                       221,800                     13,280,275

Breakwater Resources Ltd. (a)     725,500                     1,550,893

Cameco Corp.                      700                         12,547

Camphor Ventures, Inc. (a)(d)     585,900                     369,518

Columbia Metals Ltd. (a)          526,300                     97,832

Cominco Ltd.                      62,000                      1,029,011

Cyprus Amax Minerals Co.          110,700                     1,452,938

Freeport-McMoRan Copper &         99,000                      1,571,625
Gold, Inc.



                                 SHARES                      VALUE (NOTE 1)

Freeport-McMoRan Copper &         55,000                     $ 928,125
Gold, Inc. Class B

Inco Ltd.                         94,700                      1,669,179

Phelps Dodge Corp.                10,000                      593,125

Reynolds Metals Co.               48,000                      2,718,000

Rio Algom Ltd.                    29,800                      445,130

                                                              26,321,000

OIL & GAS - 56.9%

Alberta Energy Co. Ltd.           85,700                      2,631,365

Amerada Hess Corp.                183,900                     10,884,581

Anadarko Petroleum Corp.          111,500                     4,257,906

Apache Corp.                      115,000                     4,880,313

Atlantic Richfield Co.            34,000                      3,062,125

Basin Exploration, Inc. (a)       65,000                      1,365,000

Bellator Exploration, Inc. (a)    287,000                     314,380

Benton Oil & Gas Co. (a)          150,000                     412,500

British-Borneo Oil & Gas PLC      405,400                     1,493,119

Cabot Oil & Gas Corp. Class A     35,000                      632,188

Canada Occidental Petroleum       116,800                     2,202,164
Ltd.

Canadian Hunter Exploration       71,200                      1,148,616
Ltd.

Canadian Natural Resources        74,700                      1,579,496
Ltd. (a)

Chevron Corp.                     133,200                     12,154,500

Compagnie Generale de             35,000                      389,375
Geophysique SA sponsored ADR
(a)

Comstock Resources, Inc. (a)      50,000                      225,000

Cooper Cameron Corp. (a)          22,200                      804,750

Crestar Energy, Inc. (a)          132,100                     1,745,197

EEX Corp. (a)                     75,000                      375,000

Elf Aquitaine SA sponsored ADR    22,100                      1,890,931

Encal Energy Ltd. (a)             70,000                      355,507

Enron Oil & Gas Co.               49,500                      1,058,063

Ensign Resource Service           25,000                      568,446
Group, Inc.

Exxon Corp.                       136,900                     10,866,438

Forest Oil Corp. (a)              20,000                      297,500

Frontier Oil Corp. (a)            901,100                     5,913,469

Gulf Canada Resources Ltd. (a)    163,400                     667,138

Gulfstream Resources Canada       50,000                      96,926
Ltd.

Imperial Oil Ltd.                 70,000                      1,398,792

Kerr-McGee Corp.                  123,630                     6,366,945

Louis Dreyfus Natural Gas         99,500                      1,902,938
Corp. (a)

Magnum Hunter Resources, Inc.     213,800                     761,663

Magnum Hunter Resources, Inc.     44,566                      22,283
 warrants 7/1/02 (a)

Mobil Corp.                       289,100                     29,560,465

Murphy Oil Corp.                  20,500                      1,014,750

Newport Petroleum Corp. (a)       115,000                     366,461

Noble Affiliates, Inc.            20,000                      585,000

Novus Petroleum Ltd. (a)          500,000                     575,914

Nuevo Energy Co. (a)              160,000                     2,510,000

Penn West Petroleum Ltd. (a)      37,800                      715,196

Pennaco Energy, Inc. (a)          25,000                      289,063

Petro-Canada                      250,000                     3,684,525

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

OIL & GAS - CONTINUED

Petroleum Geo-Services ASA        17,000                     $ 340,000
sponsored ADR (a)

Pioneer Natural Resources Co.     220,000                     2,557,500

Plains Resources, Inc. (a)        215,200                     4,075,350

Pogo Producing Co.                30,000                      571,875

Premier Oil PLC (a)               2,250,000                   775,758

Prima Energy Corp. (a)            15,000                      367,500

Range Resources Corp.             120,000                     757,500

Ranger Oil Ltd. (a)               90,000                      385,381

Remington Oil & Gas Corp. (a)     79,200                      400,950

Rio Alto Exploration Ltd. (a)     114,300                     1,885,650

Santa Fe Snyder Corp. (a)         475,435                     4,397,774

Shell Transport & Trading Co.     188,800                     1,520,232
PLC (Reg.)

St. Mary Land & Exploration       24,300                      640,913
Co.

Suncor Energy, Inc.               93,400                      3,807,183

Sunoco, Inc.                      110,000                     3,355,000

Swift Energy Co. (a)              95,000                      991,563

Talisman Energy, Inc. (a)         89,100                      2,635,202

Texaco, Inc.                      193,800                     12,076,163

Titan Exploration, Inc. (a)       121,300                     629,244

Tom Brown, Inc. (a)               10,000                      152,500

Tosco Corp.                       115,000                     3,033,125

Ulster Petroleums Ltd. (a)        88,100                      900,710

Ultramar Diamond Shamrock         39,000                      921,375
Corp.

Union Pacific Resources           149,000                     2,654,063
Group, Inc.

Upton Resources, Inc. (a)         155,000                     288,123

USX-Marathon Group                705,000                     21,414,375

Valero Energy Corp.               55,000                      1,175,625

Vastar Resources, Inc.            2,500                       163,438

Vintage Petroleum, Inc.           259,700                     3,083,938

Weatherford International,        95,600                      3,746,325
Inc. (a)

Wiser Oil Co.                     45,000                      132,188

                                                              201,862,511

PRECIOUS METALS - 3.1%

Agnico-Eagle Mines Ltd.           20,000                      107,548

Greenstone Resources Ltd. (a)     266,395                     24,760

Greenstone Resources Ltd.         50,700                      1,683
warrants 2/28/02 (a)

Meridian Gold, Inc. (a)           594,800                     2,744,380

Mountain Province Mining,         194,700                     420,086
Inc. (a)

Newmont Mining Corp.              40,000                      740,000

Pan American Silver Corp. (a)     59,600                      336,321

Placer Dome, Inc.                 319,910                     3,281,292

Repadre Capital Corp. (a)         38,500                      61,342

Stillwater Mining Co. (a)         140,900                     3,187,863

TVI Pacific, Inc. (a)(c)          999,200                     36,484

William Resources, Inc.           1,029,000                   7
warrants 2/15/03 (a)(c)

                                                              10,941,766



                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Newpark Resources, Inc. (a)       15,000                     $ 142,500

TOTAL COMMON STOCKS                                            343,341,730
(Cost $291,924,788)

CASH EQUIVALENTS - 3.3%



Taxable Central Cash Fund (b)     11,707,060                   11,707,060
(Cost $11,707,060)

TOTAL INVESTMENT IN                                          $ 355,048,790
SECURITIES - 100%
(Cost $303,631,848)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,491 or 0.0% of net assets.

(d) Affiliated company

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    82.0%

Canada                      11.6

Netherlands Antilles        4.5

United Kingdom              1.0

Others (individually less     0.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $307,095,906. Net unrealized appreciation aggregated $47,952,884, of which $58,251,704 related to appreciated investment securities and $10,298,820 related to depreciated investment securities.

The fund hereby designates approximately $12,754,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At July 31, 1999, the fund had a capital loss carryforward of approximately $21,051,000, all of which will expire on July 31, 2007.

The fund intends to elect to defer to its fiscal year ending July 31, 2000 approximately $26,387,000 of losses recognized during the period November 1, 1998 to July 31, 1999.

A total of 100% of Class A's, Class T's, Class B's, Class C's and
Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of applicable percentages for use in preparing 1999 income tax returns.

ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 355,048,790
value  (cost $303,631,848) -
 See accompanying schedule

Cash                                         56,953

Receivable for investments                   2,966,422
sold

Receivable for fund shares                   406,945
sold

Dividends receivable                         451,905

Interest receivable                          47,615

Other receivables                            11,077

 TOTAL ASSETS                                358,989,707

LIABILITIES

Payable for investments        $ 5,255,644
purchased

Payable for fund shares         1,013,452
redeemed

Accrued management fee          171,680

Distribution fees payable       167,835

Other payables and accrued      104,343
expenses

 TOTAL LIABILITIES                           6,712,954

NET ASSETS                                  $ 352,276,753

Net Assets consist of:

Paid in capital                             $ 351,815,433

Undistributed net investment                 28,075
income

Accumulated undistributed net                (50,983,594)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  51,416,839
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 352,276,753

CALCULATION OF MAXIMUM                       $21.98
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($7,800,611 (divided
by)     354,899 shares)

 Maximum offering price per                  $23.32
share    (100/94.25 of
$21.98)

 CLASS T:  NET ASSET VALUE                   $22.21
and redemption     price per
share ($283,419,019 (divided
by)   12,763,495 shares)

 Maximum offering price per                  $23.02
share    (100/96.50 of
$22.21)

 CLASS B:  NET ASSET VALUE                   $21.78
and offering price     per
share ($47,791,691 (divided
by)     2,193,931 shares) A

 CLASS C:  NET ASSET VALUE                   $21.92
and offering price     per
share ($8,760,716 (divided
by)     399,724 shares) A

 INSTITUTIONAL CLASS:  NET                   $22.28
ASSET VALUE, offering price
  and redemption price per
share     ($4,504,716
(divided by) 202,223 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                   YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                               $ 4,628,593
Dividends

Interest                                         663,691

 TOTAL INCOME                                    5,292,284

EXPENSES

Management fee                   $ 1,929,614

Transfer agent fees               874,663

Distribution fees                 1,837,461

Accounting fees and expenses      192,837

Non-interested trustees'          1,371
compensation

Custodian fees and expenses       58,829

Registration fees                 74,086

Audit                             12,620

Legal                             3,524

Miscellaneous                     3,207

 Total expenses before            4,988,212
reductions

 Expense reductions               (159,813)      4,828,399

NET INVESTMENT INCOME                            463,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (50,830,752)
(including   realized loss
of $2,307,089 on   sales of
investments in affiliated
issuers)

 Foreign currency transactions    (458,742)      (51,289,494)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            105,699,867

 Assets and liabilities in        (21,272)       105,678,595
foreign currencies

NET GAIN (LOSS)                                  54,389,101

NET INCREASE (DECREASE) IN                      $ 54,852,986
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ 463,885                 $ 337,282
income

 Net realized gain (loss)       (51,289,494)              53,995,953

 Change in net unrealized       105,678,595               (134,840,866)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     54,852,986                (80,507,631)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (178,918)                 (30,726)
From net investment income

 From net realized gain         (13,935,776)              (102,298,827)

 TOTAL DISTRIBUTIONS            (14,114,694)              (102,329,553)

Share transactions - net        (88,632,291)              (110,795,873)
increase (decrease)

Redemption fees                 104,288                   157,401

  TOTAL INCREASE (DECREASE)     (47,789,711)              (293,475,656)
IN NET ASSETS

NET ASSETS

 Beginning of period            400,066,464               693,542,120

 End of period (including      $ 352,276,753             $ 400,066,464
undistributed net investment
income of $28,075 and
$259,207, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.94   $ 26.16    $ 25.11      $ 23.65
period

Income from Investment
Operations

Net investment income (loss) D    .07       .06        (.05)        (.00)

Net realized and unrealized       3.71      (3.33)     2.81         1.46
gain (loss)

Total from investment             3.78      (3.27)     2.76         1.46
operations

Less Distributions

From net investment income        (.04) I   -          (.10)        -

In excess of net investment       -         -          (.04)        -
income

From net realized gain            (.71) I   (3.96)     (1.57)       -

Total distributions               (.75)     (3.96)     (1.71)       -

Redemption fees added to paid     .01       .01        -            -
in capital

Net asset value, end of period   $ 21.98   $ 18.94    $ 26.16      $ 25.11

TOTAL RETURN B, C                 21.48%    (14.61)%   11.45%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,801   $ 6,474    $ 6,372      $ 1,609
(000 omitted)

Ratio of expenses to average      1.28%     1.34%      1.71% A, G   1.66% A, G
net assets

Ratio of expenses to average      1.23% H   1.30% H    1.68% A, H   1.58% A, H
net assets after expense
reductions

Ratio of net investment           .38%      .28%       (.28)% A     (.01)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO
OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
I THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK-TO-TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E       1996 F     1995 F     1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.11    $ 26.34    $ 25.12      $ 19.25    $ 17.56    $ 17.59
period

Income from Investment
Operations

Net investment income (loss) D    .04        .02        (.02)        .00        (.05)      (.11)

Net realized and unrealized       3.76       (3.34)     2.83         6.56       2.00       .76
gain (loss)

Total from investment             3.80       (3.32)     2.81         6.56       1.95       .65
operations

Less Distributions

From net investment income        (.01)      -          (.01)        -          -          -

In excess of net investment       -          -          (.01)        -          -          -
income

From net realized gain            (.70)      (3.92)     (1.57)       (.69)      (.26)      (.68)

 Total distributions              (.71)      (3.92)     (1.59)       (.69)      (.26)      (.68)

Redemption fees added to paid     .01        .01        -            -          -          -
in capital

Net asset value, end of period   $ 22.21    $ 19.11    $ 26.34      $ 25.12    $ 19.25    $ 17.56

TOTAL RETURN B, C                 21.31%     (14.69)%   11.62%       35.01%     11.40%     3.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 283,419  $ 342,347  $ 618,083    $ 602,915  $ 272,979  $ 199,361
(000 omitted)

Ratio of expenses to average      1.45%      1.43%      1.47% A      1.59%      1.86% G    2.10%
net assets

Ratio of expenses to average      1.40% H    1.39% H    1.44% A, H   1.56% H    1.84% H    2.07% H
net assets after  expense
reductions

Ratio of net investment           .20%       .10%       (.12)% A     .00%       (.30)%     (.67)%
income (loss) to average net
assets

Portfolio turnover                99%        97%        116% A       137%       161%       125%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F    1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.81   $ 25.99    $ 24.88      $ 19.23   $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.06)     (.09)      (.12)        (.15)     (.03)

Net realized and unrealized       3.68      (3.29)     2.80         6.49      .39
gain (loss)

Total from investment             3.62      (3.38)     2.68         6.34      .36
operations

Less Distributions

From net realized gain            (.66)     (3.81)     (1.57)       (.69)     -

Redemption fees added to paid     .01       .01        -            -         -
in capital

Net asset value, end of period   $ 21.78   $ 18.81    $ 25.99      $ 24.88   $ 19.23

TOTAL RETURN B, C                 20.57%    (15.12)%   11.19%       33.87%    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 47,792  $ 44,351   $ 59,044     $ 36,106  $ 2,508
(000 omitted)

Ratio of expenses to average      1.99%     1.98%      2.04% A      2.28%     2.23% A, H
net assets

Ratio of expenses to average      1.95% I   1.94% I    2.02% A, I   2.24% I   2.21% A, I
net assets after expense
reductions

Ratio of net investment           (.34)%    (.41)%     (.67)% A     (.68)%    (.67)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%      161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO OCTOBER
31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.96   $ 24.39
period

Income from Investment
Operations

Net investment income (loss) D    (.05)     (.07)

Net realized and unrealized       3.71      (4.15)
gain (loss)

Total from investment             3.66      (4.22)
operations

Less Distributions

From net investment income        (.01)     -

From net realized gain            (.70)     (1.22)

Total distributions               (.71)     (1.22)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 21.92   $ 18.96

TOTAL RETURN B, C                 20.72%    (17.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,761   $ 2,972
(000 omitted)

Ratio of expenses to average      1.94%     2.50% A, F
net assets

Ratio of expenses to average      1.89% G   2.44% A, G
net assets after expense
reductions

Ratio of net investment           (.28)%    (.48)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F    1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.15   $ 26.42    $ 25.17      $ 19.27   $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    .14       .13        .04          .04       (.01)

Net realized and unrealized       3.76      (3.35)     2.85         6.55      .41
gain (loss)

Total from investment             3.90      (3.22)     2.89         6.59      .40
operations

Less Distributions

From net investment income        (.07) J   (.09)      (.05)        -         -

In excess of net investment       -         -          (.02)        -         -
income

From net realized gain            (.71) J   (3.97)     (1.57)       (.69)     -

Total distributions               (.78)     (4.06)     (1.64)       (.69)     -

Redemption fees added to paid     .01       .01        -            -         -
in capital

Net asset value, end of period   $ 22.28   $ 19.15    $ 26.42      $ 25.17   $ 19.27

TOTAL RETURN B, C                 21.95%    (14.29)%   11.95%       35.13%    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,505   $ 3,922    $ 10,042     $ 9,860   $ 718
(000 omitted)

Ratio of expenses to average      .87%      .95%       1.08% A      1.44%     1.68% A, H
net assets

Ratio of expenses to average      .82% I    .91% I     1.06% A, I   1.39% I   1.66% A, I
net assets after expense
reductions

Ratio of net investment           .78%      .55%       .24% A       .17%      (.13)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%      161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES)
TO OCTOBER 31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
J THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK-TO-TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Natural Resources Fund(the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $311,574,075 and $409,255,588, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. As the fund's investment sub-advisers, Fidelity
Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. each a wholly owned subsidiary of FMR, receive a fee from FMR of 110% and 105% respectively, of costs incurred in connection with each sub-advisory agreement.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,738     $ 16

CLASS T    1,370,335    14,057

CLASS B    402,053      302,137

CLASS C    49,335       42,683

          $ 1,837,461  $ 358,893


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 45,741     $ 22,233

CLASS T    144,599      49,657

CLASS B    243,263      243,263 *

CLASS C    10,097       10,097 *

          $ 443,700    $ 325,250

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 21,183   .34

CLASS T                 711,128   .26

CLASS B                 122,579   .30

CLASS C                 12,426    .25

INSTITUTIONAL CLASS     7,347     .18

                       $ 874,663

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $77,714 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $158,603 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,210 under the custodian arrangement.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Camphor Ventures, Inc.
                                  $ -                $ -              $ -                  $ 369,518

Columbia Metals Ltd.
                                   -                  354,950          -                    -

William Resources, Inc.
                                   -                  2,135,217        -                    -

TOTALS                            $ -                $ 2,490,167      $ -                  $ 369,518


7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 14,537              $ -

Class T                      148,852               -

Class C                      1,336                 -

Institutional Class          14,193                30,726

Total                       $ 178,918             $ 30,726

FROM NET REALIZED GAIN

Class A                     $ 234,044             $ 1,049,623

Class T                      11,934,513            90,875,522

Class B                      1,511,499             8,918,986

Class C                      111,651               16,549

Institutional Class          144,069               1,438,147

Total                       $ 13,935,776          $ 102,298,827

                            $ 14,114,694          $ 102,329,553

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   175,654             $ 4,009,679          $ 3,950,955
                                 218,537

Reinvestment of distributions    15,021               43,840               240,787              998,875

Shares redeemed                  (220,423)            (121,346)            (4,042,409)          (2,678,917)

Net increase (decrease)          13,135               98,148              $ 208,057            $ 2,270,913

CLASS T Shares sold              3,047,055            3,091,100           $ 55,714,382         $ 69,934,430

Reinvestment of distributions    703,210              3,685,442            11,405,418           85,183,832

Shares redeemed                  (8,897,934)          (12,329,910)         (157,418,593)        (270,469,326)

Net increase (decrease)          (5,147,669)          (5,553,368)         $ (90,298,793)       $ (115,351,064)

CLASS B Shares sold              979,053              678,632             $ 17,717,381         $ 15,156,338

Reinvestment of distributions    80,941               333,587              1,294,263            7,598,024

Shares redeemed                  (1,224,137)          (926,142)            (21,780,799)         (19,895,184)

Net increase (decrease)          (164,143)            86,077              $ (2,769,155)        $ 2,859,178

CLASS C Shares sold              408,624              168,621             $ 7,488,770          $ 3,628,673

Reinvestment of distributions    5,837                787                  93,864               16,454

Shares redeemed                  (171,451)            (12,694)             (3,264,239)          (262,714)

Net increase (decrease)          243,010              156,714             $ 4,318,395          $ 3,382,413

INSTITUTIONAL CLASS Shares       107,128              138,650             $ 1,948,930          $ 3,107,221
sold

Reinvestment of distributions    8,746                60,810               141,597              1,415,854

Shares redeemed                  (118,487)            (374,710)            (2,181,322)          (8,480,388)

Net increase (decrease)          (2,613)              (175,250)           $ (90,795)           $ (3,957,313)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR TECHNOLOGY FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL A    67.67%       180.62%

FIDELITY ADV TECHNOLOGY - CL      58.03%       164.49%
A (INCL. 5.75% SALES CHARGE)

S&P 500                           20.20%       112.70%

GS Technology                     63.40%       216.14%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL A    67.67%       42.61%

FIDELITY ADV TECHNOLOGY - CL      58.03%       39.74%
A (INCL. 5.75% SALES CHARGE)

S&P 500                           20.20%       29.64%

GS Technology                     63.40%       48.58%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TECHNOLOGY -CL A         S&P 500
GS TECHNOLOGY
             00187                       SP001
GS008
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30      10480.60                    10516.69
   11083.33
  1996/10/31      10584.28                    10806.74
   11005.93
  1996/11/30      12007.45                    11623.62
   12484.68
  1996/12/31      11770.98                    11393.36
   12085.30
  1997/01/31      13089.41                    12105.21
   13401.78
  1997/02/28      12178.84                    12200.12
   12346.74
  1997/03/31      11448.49                    11698.81
   11700.17
  1997/04/30      12121.93                    12397.23
   12745.92
  1997/05/31      13487.78                    13151.98
   14042.99
  1997/06/30      13620.57                    13741.19
   14224.25
  1997/07/31      15138.19                    14834.57
   16770.21
  1997/08/31      15583.99                    14003.54
   16383.11
  1997/09/30      16235.26                    14770.51
   16876.01
  1997/10/31      13883.05                    14277.18
   15423.60
  1997/11/30      13682.86                    14938.07
   15675.33
  1997/12/31      12996.44                    15194.56
   14927.75
  1998/01/31      13717.28                    15362.61
   15702.74
  1998/02/28      15275.58                    16470.56
   17407.22
  1998/03/31      15254.38                    17314.02
   17691.17
  1998/04/30      15858.62                    17488.19
   18693.45
  1998/05/31      14724.35                    17187.57
   17416.86
  1998/06/30      15858.62                    17885.73
   18931.40
  1998/07/31      15773.82                    17695.25
   19348.25
  1998/08/31      13356.86                    15136.87
   15845.13
  1998/09/30      15339.19                    16106.54
   18099.82
  1998/10/31      16219.05                    17416.64
   19431.16
  1998/11/30      18434.59                    18472.27
   21695.15
  1998/12/31      21742.00                    19536.64
   25251.29
  1999/01/31      24593.59                    20353.66
   29307.61
  1999/02/28      22240.23                    19721.07
   25789.36
  1999/03/31      24848.00                    20510.11
   27994.44
  1999/04/30      25038.81                    21304.46
   28876.92
  1999/05/31      24201.36                    20801.47
   28562.51
  1999/06/30      26936.34                    21955.95
   31922.25
  1999/07/30      26448.70                    21270.48
   31614.43
IMATRL PRASUN   SHR__CHT 19990731 19990811 094828 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $26,449 - a 164.49% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $31,614 - a 216.14% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR TECHNOLOGY FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL T    67.30%       178.19%

FIDELITY ADV TECHNOLOGY - CL      61.44%       168.45%
T (INCL. 3.50% SALES CHARGE)

S&P 500                           20.20%       112.70%

GS Technology                     63.40%       216.14%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL T    67.30%       42.18%

FIDELITY ADV TECHNOLOGY - CL      61.44%       40.45%
T (INCL. 3.50% SALES CHARGE)

S&P 500                           20.20%       29.64%

GS Technology                     63.40%       48.58%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TECHNOLOGY -CL T         S&P 500
GS TECHNOLOGY
             00192                       SP001
GS008
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30      10721.15                    10516.69
   11083.33
  1996/10/31      10817.65                    10806.74
   11005.93
  1996/11/30      12274.80                    11623.62
   12484.68
  1996/12/31      12022.98                    11393.36
   12085.30
  1997/01/31      13372.89                    12105.21
   13401.78
  1997/02/28      12440.58                    12200.12
   12346.74
  1997/03/31      11683.07                    11698.81
   11700.17
  1997/04/30      12372.59                    12397.23
   12745.92
  1997/05/31      13771.07                    13151.98
   14042.99
  1997/06/30      13897.32                    13741.19
   14224.25
  1997/07/31      15451.17                    14834.57
   16770.21
  1997/08/31      15907.62                    14003.54
   16383.11
  1997/09/30      16564.69                    14770.51
   16876.01
  1997/10/31      14167.57                    14277.18
   15423.60
  1997/11/30      13962.69                    14938.07
   15675.33
  1997/12/31      13249.04                    15194.56
   14927.75
  1998/01/31      13975.46                    15362.61
   15702.74
  1998/02/28      15558.40                    16470.56
   17407.22
  1998/03/31      15525.88                    17314.02
   17691.17
  1998/04/30      16143.87                    17488.19
   18693.45
  1998/05/31      14983.77                    17187.57
   17416.86
  1998/06/30      16143.87                    17885.73
   18931.40
  1998/07/31      16046.30                    17695.25
   19348.25
  1998/08/31      13585.14                    15136.87
   15845.13
  1998/09/30      15590.93                    16106.54
   18099.82
  1998/10/31      16479.98                    17416.64
   19431.16
  1998/11/30      18735.13                    18472.27
   21695.15
  1998/12/31      22096.18                    19536.64
   25251.29
  1999/01/31      25001.86                    20353.66
   29307.61
  1999/02/28      22594.92                    19721.07
   25789.36
  1999/03/31      25251.23                    20510.11
   27994.44
  1999/04/30      25435.55                    21304.46
   28876.92
  1999/05/31      24589.86                    20801.47
   28562.51
  1999/06/30      27354.60                    21955.95
   31922.25
  1999/07/30      26845.02                    21270.48
   31614.43
IMATRL PRASUN   SHR__CHT 19990731 19990811 095420 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $26,845 - a 168.45% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $31,614 - a 216.14% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR TECHNOLOGY FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL B    66.49%       174.76%

FIDELITY ADV TECHNOLOGY - CL      61.49%       171.76%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                           20.20%       112.70%

GS Technology                     63.40%       216.14%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL B  66.49%       41.58%

FIDELITY ADV TECHNOLOGY - CL    61.49%       41.04%
B (INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Technology                   63.40%       48.58%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TECHNOLOGY -CL B         S&P 500
GS TECHNOLOGY
             00197                       SP001
GS008
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      11110.00                    10516.69
   11083.33
  1996/10/31      11210.00                    10806.74
   11005.93
  1996/11/30      12720.00                    11623.62
   12484.68
  1996/12/31      12459.04                    11393.36
   12085.30
  1997/01/31      13857.92                    12105.21
   13401.78
  1997/02/28      12891.79                    12200.12
   12346.74
  1997/03/31      12116.87                    11698.81
   11700.17
  1997/04/30      12821.34                    12397.23
   12745.92
  1997/05/31      14260.47                    13151.98
   14042.99
  1997/06/30      14391.30                    13741.19
   14224.25
  1997/07/31      15981.39                    14834.57
   16770.21
  1997/08/31      16454.39                    14003.54
   16383.11
  1997/09/30      17124.90                    14770.51
   16876.01
  1997/10/31      14635.94                    14277.18
   15423.60
  1997/11/30      14412.57                    14938.07
   15675.33
  1997/12/31      13670.35                    15194.56
   14927.75
  1998/01/31      14412.33                    15362.61
   15702.74
  1998/02/28      16042.43                    16470.56
   17407.22
  1998/03/31      16008.70                    17314.02
   17691.17
  1998/04/30      16627.02                    17488.19
   18693.45
  1998/05/31      15424.12                    17187.57
   17416.86
  1998/06/30      16604.53                    17885.73
   18931.40
  1998/07/31      16503.35                    17695.25
   19348.25
  1998/08/31      13962.65                    15136.87
   15845.13
  1998/09/30      16019.95                    16106.54
   18099.82
  1998/10/31      16930.55                    17416.64
   19431.16
  1998/11/30      19235.18                    18472.27
   21695.15
  1998/12/31      22675.25                    19536.64
   25251.29
  1999/01/31      25631.91                    20353.66
   29307.61
  1999/02/28      23158.66                    19721.07
   25789.36
  1999/03/31      25868.00                    20510.11
   27994.44
  1999/04/30      26059.11                    21304.46
   28876.92
  1999/05/31      25170.99                    20801.47
   28562.51
  1999/06/30      27992.75                    21955.95
   31922.25
  1999/07/30      27176.00                    21270.48
   31614.43
IMATRL PRASUN   SHR__CHT 19990731 19990823 161231 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $27,176 - a 171.76% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $31,614 - a 216.14% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR TECHNOLOGY FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL C    66.60%       174.56%

FIDELITY ADV TECHNOLOGY - CL      65.60%       174.56%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           20.20%       112.70%

GS Technology                     63.40%       216.14%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY - CL C  66.60%       41.54%

FIDELITY ADV TECHNOLOGY - CL    65.60%       41.54%
C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                         20.20%       29.64%

GS Technology                   63.40%       48.58%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TECHNOLOGY -CL C         S&P 500
GS TECHNOLOGY
             00476                       SP001
GS008
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      11110.00                    10516.69
   11083.33
  1996/10/31      11210.00                    10806.74
   11005.93
  1996/11/30      12720.00                    11623.62
   12484.68
  1996/12/31      12459.04                    11393.36
   12085.30
  1997/01/31      13857.92                    12105.21
   13401.78
  1997/02/28      12891.79                    12200.12
   12346.74
  1997/03/31      12116.87                    11698.81
   11700.17
  1997/04/30      12821.34                    12397.23
   12745.92
  1997/05/31      14260.47                    13151.98
   14042.99
  1997/06/30      14391.30                    13741.19
   14224.25
  1997/07/31      15981.39                    14834.57
   16770.21
  1997/08/31      16454.39                    14003.54
   16383.11
  1997/09/30      17124.90                    14770.51
   16876.01
  1997/10/31      14635.94                    14277.18
   15423.60
  1997/11/30      14426.16                    14938.07
   15675.33
  1997/12/31      13677.73                    15194.56
   14927.75
  1998/01/31      14406.46                    15362.61
   15702.74
  1998/02/28      16043.30                    16470.56
   17407.22
  1998/03/31      15998.46                    17314.02
   17691.17
  1998/04/30      16615.07                    17488.19
   18693.45
  1998/05/31      15415.47                    17187.57
   17416.86
  1998/06/30      16592.65                    17885.73
   18931.40
  1998/07/31      16480.54                    17695.25
   19348.25
  1998/08/31      13958.01                    15136.87
   15845.13
  1998/09/30      16009.67                    16106.54
   18099.82
  1998/10/31      16906.57                    17416.64
   19431.16
  1998/11/30      19216.08                    18472.27
   21695.15
  1998/12/31      22657.94                    19536.64
   25251.29
  1999/01/31      25617.71                    20353.66
   29307.61
  1999/02/28      23151.23                    19721.07
   25789.36
  1999/03/31      25853.14                    20510.11
   27994.44
  1999/04/30      26043.74                    21304.46
   28876.92
  1999/05/31      25158.05                    20801.47
   28562.51
  1999/06/30      27983.28                    21955.95
   31922.25
  1999/07/30      27456.35                    21270.48
   31614.43
IMATRL PRASUN   SHR__CHT 19990731 19990811 094828 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $27,456 - a 174.56% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $31,614 - a 216.14% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Michael Tempero)

An interview with Michael Tempero, Portfolio Manager of Fidelity
Advisor Technology Fund

Q. HOW DID THE FUND PERFORM, MIKE?

A. It fared well. During the 12-month period that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares had returns of 67.67%, 67.30%, 66.49% and 66.60%, respectively. This performance outpaced the Standard & Poor's 500 Index's return of 20.20% during the same period. The fund also outperformed the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned 63.40% over the same 12-month period.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE VERSUS ITS TWO BENCHMARK INDEXES?

A. The fund doubly benefited from strong stock selection and an overweighted position in Internet stocks during the period. Internet firms rallied as consumers grew more accustomed to shopping, banking and communicating over the Web. Security selection in telecommunications equipment also made a significant contribution to the fund, fueled by a sharp rise in demand for equipment used to connect businesses to the Internet.

Q. WHAT WERE SOME OF YOUR INVESTMENT STRATEGIES DURING THE 12-MONTH
PERIOD?

A. During the period, I maintained my firm belief in the importance of communications and the development of the Internet to consumers and corporations alike. I increased the fund's overweighting in those companies best-suited to benefit from advances in bandwidth, or data transmission capacity. I also broadened the fund's exposure to computer hardware stocks - a decision based more on valuation determinants than on business fundamentals. The fund remained concentrated in some of the biggest industry names, as is the Goldman Sachs index, as the truly dominant companies continued to carry the bulk of the market capitalization within the technology sector.

Q. DID YOU MAKE ANY OTHER NOTABLE MOVES DURING THE PERIOD?

A. I trimmed the fund's exposure to semiconductor firms and increased the fund's underweighting in computer systems companies to take some profits. The fear I had with many of these stocks was that they might have run ahead of their business fundamentals. I increased the fund's stake in some computer services stocks when it appeared that the market had given an awful lot of credit to some of the more volatile sections of technology, and not as much credit to more stable areas of the sector. Also, I invested rather heavily in several computer services companies that had unique business models, such as DST Systems and Automatic Data Processing.

Q. WHICH HOLDINGS CONTRIBUTED TO PERFORMANCE?

A. Nokia, a leader in wireless handsets, enjoyed a lion's share of the growth in cellular phone usage during the period. The company maintained an edge over its competitors by consistently introducing newer phones with more functionality. Microsoft, the fund's top holding, benefited from a surge in demand for new, cheap personal computers, which provided its traditional software business with a healthy lift. America Online (AOL), fueled by a growing worldwide subscriber base and investors' enthusiasm surrounding the Web, powered much of the fund's return, which came toward the middle of the period.

Q. WHICH STOCKS DETRACTED?

A. Shares of Micron Technology dropped off considerably during the spring as the average selling prices of personal computers plunged. This leader in semiconductors, or computer chips, was pressured by shrinking profit margins as chip prices fell in unison with computer prices. The fund also was hurt by not owning enough Lucent stock, which rose sharply over a good portion of the 12-month period. At Home, a provider of Internet services over cable lines, lost 50% of its value amid the Internet stock correction of the late spring and early summer.

Q. WHAT'S YOUR OUTLOOK?

A. I'll remain focused on the development of the Internet and, more specifically, on suppliers to the Internet - companies that specialize in software, networking and servers. I'll continue to search for the fastest-growing stocks and industries within the technology sector, all the while keeping a close eye on valuations. As long as corporate profitability remains good and consumers remain confident, spending for technology should continue to be healthy.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $863 million

MANAGER: Michael Tempero, since 1998;
joined Fidelity in 1993

ADVISOR TECHNOLOGY FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 7.8

Cisco Systems, Inc.             5.9

Nokia AB sponsored ADR          5.6

Lucent Technologies, Inc.       4.5

Hewlett-Packard Co.             3.9

Intel Corp.                     3.1

Motorola, Inc.                  2.6

DST Systems, Inc.               2.0

Oracle Corp.                    1.8

America Online, Inc.            1.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Computer Services & Software   31.4%

Communications Equipment       18.8%

Electronics                    17.0%

Computers & Office Equipment   11.9%

Consumer Electronics           1.8%

All Others*                    19.1%


Row: 1, Col: 1, Value: 31.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.8
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 11.9
Row: 1, Col: 6, Value: 1.8
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 19.1

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR TECHNOLOGY FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 83.5%

                                 SHARES                          VALUE (NOTE 1)

ADVERTISING - 0.0%

Internet.com Corp.                500                            $ 8,156

BROADCASTING - 0.0%

CAIS Internet, Inc.               500                             7,813

Insight Communications, Inc.      1,400                           41,825

NorthPoint Communication          1,100                           26,813
Holdings, Inc.

Radio One, Inc. (a)               400                             17,775

Salem Communications Corp.        900                             25,200
Class A (a)

                                                                  119,426

CELLULAR - 0.4%

QUALCOMM, Inc.                    19,800                          3,088,800

COMMUNICATIONS EQUIPMENT -
18.8%

ADC Telecommunications, Inc.      96,200                          4,280,900
(a)

Andrew Corp. (a)                  50,800                          1,016,000

Ciena Corp. (a)                   52,300                          1,765,125

Cisco Systems, Inc. (a)           811,350                         50,405,119

Efficient Networks, Inc.          400                             17,700

Jabil Circuit, Inc. (a)           158,700                         6,675,319

Lucent Technologies, Inc.         589,430                         38,349,789

Newbridge Networks Corp. (a)      189,400                         5,029,543

Nokia AB sponsored ADR            563,900                         47,966,744

Paradyne Networks, Inc.           300                             13,313

Tekelec (a)                       79,300                          797,956

Tellabs, Inc. (a)                 78,000                          4,801,875

                                                                  161,119,383

COMPUTER SERVICES & SOFTWARE
- 31.4%

Accrue Software, Inc.             400                             4,875

Affiliated Computer Services,     81,200                          3,775,800
Inc.  Class A (a)

Allscripts, Inc.                  600                             9,600

Amazon.com, Inc. (a)              59,500                          5,953,719

America Online, Inc. (a)          154,400                         14,687,300

Ariba, Inc.                       400                             35,838

Art Technology Group, Inc.        500                             8,563

Ask Jeeves, Inc.                  600                             26,400

At Home Corp. Series A (a)        286,000                         13,066,625

At Plan, Inc.                     100                             1,550

Autodesk, Inc.                    47,400                          1,256,100

Automatic Data Processing,        339,300                         13,593,206
Inc.

Aware, Inc. (a)                   171,200                         7,907,300

BackWeb Technologies Ltd. (a)     400                             10,275

barnesandnoble.com, Inc.          1,000                           18,063
Class A

Bell & Howell Co. (a)             39,600                          1,440,450

Cambridge Technology              119,500                         2,046,438
Partners, Inc. (a)

Careerbuilder, Inc.               300                             2,831

CareInsite, Inc.                  700                             30,188

Chemdex Corp.                     1,100                           33,000

China.com Corp.                   100                             3,225



                                 SHARES                          VALUE (NOTE 1)

Citrix Systems, Inc. (a)          79,400                         $ 4,133,763

Clarent Corp.                     1,000                           38,313

CMGI, Inc. (a)                    93,700                          8,637,969

Cognos, Inc. (a)                  12,900                          274,049

Commerce One, Inc. Delaware       400                             19,900

Computer Sciences Corp. (a)       111,500                         7,177,813

Compuware Corp. (a)               72,100                          2,000,775

Critical Path, Inc.               9,200                           308,200

CyberSource Corp. Delaware        300                             7,744

Digex, Inc. Class A               1,100                           24,544

drkoop.com, Inc.                  400                             8,900

DST Systems, Inc. (a)             258,500                         17,157,938

Electronic Data Systems Corp.     158,200                         9,541,438

Electronics for Imaging, Inc.     78,000                          4,275,375
(a)

Engage Technologies, Inc.         300                             10,369

Exodus Communications, Inc.       75,500                          9,064,719
(a)

Fashionmall.com, Inc.             100                             725

First Data Corp.                  37,200                          1,843,725

Fiserv, Inc. (a)                  35,550                          1,059,834

Flycast Communications Corp.      200                             4,588

Galileo International, Inc.       73,400                          3,757,163

GoTo.com, Inc. (a)                300                             12,713

High Speed Access Corp.           400                             13,875

Hoover's, Inc.                    400                             5,350

i2 Technologies, Inc. (a)         17,100                          525,825

IMS Health, Inc.                  231,100                         6,441,913

Inet Technologies, Inc.           300                             7,275

International Integration,        11,900                          249,900
Inc. (a)

International Network             23,850                          1,027,041
Services (a)

Intuit, Inc. (a)                  158,700                         12,983,644

iXL Enterprises, Inc. (a)         600                             17,850

JFAX.COM, Inc.                    3,500                           30,188

Juno Online Services, Inc. (a)    500                             10,031

Latitude Communications, Inc.     300                             4,969
(a)

Liberate Technologies             1,000                           19,125

Liquid Audio, Inc. (a)            100                             2,813

Micromuse, Inc. (a)               58,900                          2,738,850

Microsoft Corp. (a)               780,200                         66,950,888

MP3.com, Inc. (a)                 1,100                           40,219

Musicmaker.com, Inc. (a)          900                             11,700

N2H2, Inc.                        300                             3,844

National Information              800                             13,100
Consortium, Inc. (a)

NCR Corp. (a)                     79,400                          3,721,875

NetIQ Corp.                       600                             10,050

NetObjects, Inc. (a)              500                             3,453

Oracle Corp. (a)                  397,200                         15,118,425

Packeteer, Inc.                   300                             8,850

Persistence Software, Inc.        300                             5,063

Phone.com, Inc.                   11,000                          684,063

Portal Software, Inc. (a)         400                             16,738

RAVISENT Technologies, Inc.       1,800                           27,225
(a)

RealNetworks, Inc. (a)            48,300                          3,685,894

Redback Networks, Inc.            32,000                          4,952,000

Sabre Group Holdings, Inc.        25,700                          1,614,281
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Scient Corp.                      200                            $ 10,000

Software.com, Inc.                900                             30,263

Talk City, Inc. (a)               200                             2,425

Tanning Technology Corp. (a)      800                             14,400

TenFold Corp. (a)                 200                             5,550

TheStreet.Com, Inc. (a)           400                             10,900

TIBCO Software, Inc. (a)          800                             24,000

Unisys Corp. (a)                  3,900                           159,169

USWEB Corp. (a)                   11,900                          249,156

Veritas Software Corp. (a)        119,000                         6,678,875

Viant Corp. (a)                   200                             6,538

Visual Networks, Inc. (a)         79,200                          2,856,150

Voyager.net, Inc. (a)             1,400                           17,500

WatchGuard Technologies, Inc.     500                             6,500

Wind River Systems, Inc. (a)      79,200                          1,207,800

Yahoo!, Inc. (a)                  24,600                          3,356,363

                                                                  268,853,809

COMPUTERS & OFFICE EQUIPMENT
- 11.9%

Adaptec, Inc. (a)                 103,300                         4,015,788

Aironet Wireless                  4,900                           51,450
Communication, Inc.

Ancor Communications, Inc. (a)    100,000                         2,962,500

Apex, Inc. (a)                    97,800                          2,555,025

Compaq Computer Corp.             83,300                          1,999,200

Comverse Technology, Inc. (a)     135,200                         10,216,050

Copper Mountain Networks,         8,900                           1,076,900
Inc.

Creo Products, Inc. (a)           1,100                           22,456

Dell Computer Corp. (a)           65,500                          2,677,313

EMC Corp. (a)                     211,000                         12,778,688

Emulex Corp. (a)                  39,700                          4,471,213

Gadzoox Networks, Inc.            300                             22,575

Gateway, Inc. (a)                 84,300                          6,422,606

Hewlett-Packard Co.               317,400                         33,227,813

Ingram Micro, Inc. Class A (a)    190,500                         5,417,344

Juniper Networks, Inc.            7,400                           1,202,038

Network Appliance, Inc. (a)       116,800                         6,365,600

Quantum Corp. (a)                 98,700                          2,202,244

SCI Systems, Inc. (a)             45,900                          2,421,225

Tech Data Corp. (a)               34,400                          1,249,150

                                                                  101,357,178

CONSUMER ELECTRONICS - 1.8%

Gemstar International Group       158,700                         10,513,875
Ltd. (a)

Sharp Corp.                       370,000                         5,255,260

                                                                  15,769,135



                                 SHARES                          VALUE (NOTE 1)

CREDIT & OTHER FINANCE - 0.0%

E-Loan, Inc.                      200                            $ 7,788

NextCard, Inc. (a)                600                             21,675

                                                                  29,463

DEFENSE ELECTRONICS - 0.1%

Alpha Industries, Inc. (a)        11,850                          604,350

DRUGS & PHARMACEUTICALS - 0.0%

Genentech, Inc.                   800                             113,600

EDUCATIONAL SERVICES - 0.0%

Scientific Learning Corp. (a)     100                             1,806

ELECTRICAL EQUIPMENT - 1.4%

American Power Conversion         55,400                          1,149,550
Corp. (a)

ANTEC Corp. (a)                   39,700                          1,664,919

Ericsson (L.M.) Telefon AB        159,000                         5,097,938
ADR Class B

Harris Corp.                      15,800                          478,938

Scientific-Atlanta, Inc.          99,100                          3,617,150

                                                                  12,008,495

ELECTRONIC INSTRUMENTS - 0.4%

Aeroflex, Inc. (a)                65,000                          1,230,938

Anritsu Corp.                     180,000                         1,715,932

                                                                  2,946,870

ELECTRONICS - 17.0%

3Dfx Interactive, Inc. (a)        39,600                          529,650

Altera Corp. (a)                  176,800                         6,409,000

Analog Devices, Inc. (a)          92,700                          3,997,688

Applied Micro Circuits Corp.      59,500                          5,593,000
(a)

Broadcom Corp. Class A (a)        40,200                          4,844,100

Brocade Communications            100                             11,838
Systems, Inc.

Cypress Semiconductor Corp.       79,400                          1,588,000
(a)

DII Group, Inc. (a)               59,500                          2,205,219

Flextronics International (a)     176,000                         7,898,000

GlobeSpan, Inc. (a)               200                             10,150

Hirose Electric Co. Ltd.          30,500                          3,434,745

Intel Corp.                       384,600                         26,537,400

JDS Uniphase Corp. (a)            113,000                         10,212,375

Kyocera Corp.                     62,600                          4,360,960

Linear Technology Corp.           16,600                          1,018,825

LSI Logic Corp. (a)               66,900                          3,365,906

Maker Communications, Inc.        200                             5,550

Microchip Technology, Inc. (a)    28,400                          1,423,550

Micron Technology, Inc. (a)       73,400                          4,559,975

MIPS Technologies, Inc. (a)       41,700                          1,542,900

Motorola, Inc.                    248,800                         22,703,000

National Semiconductor Corp.      47,500                          1,175,625
(a)

PMC-Sierra, Inc. (a)              17,000                          1,330,250

QLogic Corp. (a)                  64,300                          10,730,063

Rambus, Inc. (a)                  36,800                          3,277,500

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

ELECTRONICS - CONTINUED

Semtech Corp. (a)                 51,600                         $ 3,192,750

Texas Instruments, Inc.           91,700                          13,204,800

                                                                  145,162,819

ENGINEERING - 0.1%

AdForce, Inc.                     200                             4,638

DSP Group, Inc. (a)               23,800                          944,563

                                                                  949,201

ENTERTAINMENT - 0.0%

Quokka Sports, Inc.               800                             8,350

INSURANCE - 0.0%

MIIX Group, Inc.                  100                             1,800

RESTAURANTS - 0.0%

Rubio's Restaurants, Inc. (a)     400                             5,750

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Alloy Online, Inc.                300                             3,525

Drugstore.com, Inc.               800                             40,300

eToys, Inc.                       500                             19,969

                                                                  63,794

SECURITIES INDUSTRY - 0.0%

Donaldson Lufkin & Jenrette,      400                             8,625
Inc. - DLJdirect

Goldman Sachs Group, Inc.         2,000                           128,625

TD Waterhouse Group, Inc. (a)     5,000                           86,875

Wit Capital Group, Inc. (a)       1,400                           34,300

                                                                  258,425

SERVICES - 0.2%

Diamond Technology Partners,      26,000                          650,000
Inc.  Class A (a)

Gartner Group, Inc. Class B       30,089                          650,675
(a)

InsWeb Corp.                      500                             15,188

Media Metrix, Inc. (a)            200                             7,675

Newgen Results Corp. (a)          1,500                           18,750

                                                                  1,342,288

TELEPHONE SERVICES - 0.0%

Convergent Communications,        800                             12,800
Inc. (a)

Digital Island, Inc. Delaware     5,300                           108,650

Focal Communications Corp.        1,000                           19,000

Net2Phone, Inc. (a)               200                             5,475

Network Plus Corp.                2,600                           47,125



                                 SHARES                          VALUE (NOTE 1)

Time Warner Telecom, Inc.         500                            $ 15,563

ZipLink, Inc. (a)                 1,500                           15,000

                                                                  223,613

TOTAL COMMON STOCKS                                               714,036,511
(Cost $593,048,889)

CASH EQUIVALENTS - 16.5%

                                 MATURITY AMOUNT

Investments in repurchase        $ 12,294,182                     12,289,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.06%,
dated 7/30/99 due 8/2/99

                                 SHARES

Taxable Central Cash Fund (b)     128,921,431                     128,921,431

TOTAL CASH EQUIVALENTS                                            141,210,431
(Cost $141,210,431)

TOTAL INVESTMENT IN                                             $ 855,246,942
SECURITIES - 100%
(Cost $734,259,320)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $738,747,950. Net unrealized appreciation aggregated $116,498,992, of which $139,148,518 related to appreciated investment securities and $22,649,526 related to depreciated investment securities.

The fund hereby designates approximately $298,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                             JULY 31, 1999

ASSETS

Investment in securities, at                 $ 855,246,942
value (including repurchase
agreements of $12,289,000)
(cost $734,259,320) - See
accompanying schedule

Cash                                          659

Receivable for investments                    6,565,465
sold

Receivable for fund shares                    7,379,383
sold

Dividends receivable                          39,722

Interest receivable                           386,857

Other receivables                             1,662

Investment of cash collateral                 9,677,300
received

 TOTAL ASSETS                                 879,297,990

LIABILITIES

Payable for investments         $ 3,638,036
purchased

Payable for fund shares          961,024
redeemed

Accrued management fee           414,716

Distribution fees payable        481,165

Other payables and accrued       362,309
expenses

Collateral on securities         9,677,300
loaned, at value

 TOTAL LIABILITIES                            15,534,550

NET ASSETS                                   $ 863,763,440

Net Assets consist of:

Paid in capital                              $ 698,524,819

Accumulated undistributed net                 44,250,999
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   120,987,622
(depreciation) on investments

NET ASSETS                                   $ 863,763,440

CALCULATION OF MAXIMUM                        $24.95
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($94,620,881 (divided
by)    3,792,560 shares)

 Maximum offering price per                   $26.47
share   (100/94.25 of $24.95)

 CLASS T:  NET ASSET VALUE                    $24.76
and redemption    price per
share ($349,532,543 (divided
by)   14,116,714 shares)

 Maximum offering price per                   $25.66
share   (100/96.50 of $24.76)

 CLASS B:  NET ASSET VALUE                    $24.44
and offering    price per
share ($298,768,012 (divided
by)   12,226,569 shares) A

 CLASS C:  NET ASSET VALUE                    $24.49
and offering price    per
share ($88,120,067 (divided
by)    3,598,770 shares) A

 INSTITUTIONAL CLASS:  NET                    $25.05
ASSET VALUE, offering price
  and redemption price per
share    ($32,721,937
(divided by) 1,306,312
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                              $ 578,332
Dividends

Interest (including income on                   2,674,133
securities loaned of $604)

 TOTAL INCOME                                   3,252,465

EXPENSES

Management fee                   $ 2,356,443

Transfer agent fees               1,115,531

Distribution fees                 2,591,321

Accounting and security           181,834
lending fees

Non-interested trustees'          1,093
compensation

Custodian fees and expenses       20,007

Registration fees                 281,506

Audit                             31,109

Legal                             2,293

Interest                          1,590

 Total expenses before            6,582,727
reductions

 Expense reductions               (47,759)      6,534,968

NET INVESTMENT INCOME (LOSS)                    (3,282,503)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            51,130,564

 Foreign currency transactions    (10,992)      51,119,572

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            107,259,293

 Assets and liabilities in        14            107,259,307
foreign currencies

NET GAIN (LOSS)                                 158,378,879

NET INCREASE (DECREASE) IN                     $ 155,096,376
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET    YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment     $ (3,282,503)             $ (974,989)
income (loss)

 Net realized gain (loss)      51,119,572                2,748,784

 Change in net unrealized      107,259,307               4,104,545
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    155,096,376               5,878,340
NET ASSETS RESULTING FROM
OPERATIONS

 From net realized gain        -                         (6,934,584)

 In excess of net realized     -                         (2,779,083)
gain

 TOTAL DISTRIBUTIONS           -                         (9,713,667)

Share transactions - net       557,638,871               80,885,922
increase (decrease)

Redemption fees                259,288                   79,635

  TOTAL INCREASE (DECREASE)    712,994,535               77,130,230
IN NET ASSETS

NET ASSETS

 Beginning of period           150,768,905               73,638,675

 End of period                $ 863,763,440             $ 150,768,905


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.88   $ 15.96   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.08)     (.10)

Net realized and unrealized       10.15     .58       6.13
gain (loss)

Total from investment             10.06     .50       6.03
operations

Less Distributions

From net realized gain            -         (1.14)    (.08)

In excess of net realized gain    -         (.45)     -

Total distributions               -         (1.59)    (.08)

Redemption fees added to paid     .01       .01       .01
in capital

Net asset value, end of period   $ 24.95   $ 14.88   $ 15.96

TOTAL RETURN B, C                 67.67%    4.20%     60.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,621  $ 15,414  $ 7,313
(000 omitted)

Ratio of expenses to average      1.25%     1.39%     1.75% A, F
net assets

Ratio of expenses to average      1.24% G   1.35% G   1.70% A, G
net assets after expense
reductions

Ratio of net investment           (.44)%    (.59)%    (.79)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.80    $ 15.91   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14)      (.11)     (.11)

Net realized and unrealized       10.09      .56       6.09
gain (loss)

Total from investment             9.95       .45       5.98
operations

Less Distributions

From net realized gain            -          (1.12)    (.08)

In excess of net realized gain    -          (.45)     -

 Total distributions              -          (1.57)    (.08)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 24.76    $ 14.80   $ 15.91

TOTAL RETURN B, C                 67.30%     3.85%     60.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 349,533  $ 90,499  $ 57,624
(000 omitted)

Ratio of expenses to average      1.47%      1.60%     1.92% A
net assets

Ratio of expenses to average      1.46% F    1.56% F   1.87% A, F
net assets after expense
reductions

Ratio of net investment           (.65)%     (.80)%    (.93)% A
income (loss) to average net
assets

Portfolio turnover                170%       348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.68    $ 15.88   $ 12.88
period

Income from Investment
Operations

Net investment income (loss) D    (.26)      (.20)     (.08)

Net realized and unrealized       10.01      .57       3.08
gain (loss)

Total from investment             9.75       .37       3.00
operations

Less Distributions

From net realized gain            -          (1.13)    -

In excess of net realized gain    -          (.45)     -

Total distributions               -          (1.58)    -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 24.44    $ 14.68   $ 15.88

TOTAL RETURN B, C                 66.49%     3.27%     23.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 298,768  $ 31,041  $ 5,105
(000 omitted)

Ratio of expenses to average      2.01%      2.21%     2.50% A, F
net assets

Ratio of expenses to average      2.00% G    2.18% G   2.45% A, G
net assets after expense
reductions

Ratio of net investment           (1.19)%    (1.40)%   (1.41)% A
income (loss) to average net
assets

Portfolio turnover                170%       348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.70   $ 14.28
period

Income from Investment
Operations

Net investment income (loss) D    (.25)     (.17)

Net realized and unrealized       10.03     1.27
gain (loss)

Total from investment             9.78      1.10
operations

Less Distributions

From net realized gain            -         (.49)

In excess of net realized gain    -         (.20)

Total distributions               -         (.69)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 24.49   $ 14.70

TOTAL RETURN B, C                 66.60%    8.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,120  $ 6,754
(000 omitted)

Ratio of expenses to average      1.97%     2.43% A
net assets

Ratio of expenses to average      1.96% F   2.41% A, F
net assets after expense
reductions

Ratio of net investment           (1.16)%   (1.64)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.89   $ 15.98   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)     (.04)     (.06)

Net realized and unrealized       10.19     .55       6.12
gain (loss)

Total from investment             10.15     .51       6.06
operations

Less Distributions

From net realized gain            -         (1.15)    (.09)

In excess of net realized gain    -         (.46)     -

Total distributions               -         (1.61)    (.09)

Redemption fees added to paid     .01       .01       .01
in capital

Net asset value, end of period   $ 25.05   $ 14.89   $ 15.98

TOTAL RETURN B, C                 68.23%    4.26%     60.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 32,722  $ 7,060   $ 3,598
(000 omitted)

Ratio of expenses to average      .98%      1.10%     1.50% A, F
net assets

Ratio of expenses to average      .97% G    1.07% G   1.44% A, G
net assets after expense
reductions

Ratio of net investment           (.17)%    (.30)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,015,923,526 and $600,308,106, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 105,040    $ 455

CLASS T    964,032      2,134

CLASS B    1,180,425    885,789

CLASS C    341,824      301,927

          $ 2,591,321  $ 1,190,305

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 794,893    $ 408,951

CLASS T    1,087,879    425,823

CLASS B    279,672      279,672 *

CLASS C    25,814       25,814 *

          $ 2,188,258  $ 1,140,260

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 123,364    .29

CLASS T                 496,950     .26

CLASS B                 357,941     .30

CLASS C                 91,589      .27

INSTITUTIONAL CLASS     45,687      .27

                       $ 1,115,531

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $48,057 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balances during the period for which loans were outstanding amounted to $16,462,286. The weighted average interest rate was 4.8%. Interest earned from the interfund lending program amounted to $15,311 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $9,158,311. The fund received cash collateral of $9,677,300 which was invested in the Central Cash Collateral Fund.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $3,584,000. The weighted average interest rate was 5.3%.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $46,474 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,285 under this arrangement.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                YEARS ENDED JULY 31,

                                1999                  1998A

FROM NET REALIZED GAIN

Class A                         $ -                   $ 729,180

Class T                          -                     5,047,886

Class B                          -                     851,766

Class C                          -                     20,288

Institutional Class              -                     285,464

Total                           $ -                   $ 6,934,584

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                   $ 292,224

Class T                          -                     2,022,976

Class B                          -                     341,351

Class C                          -                     8,130

Institutional Class              -                     114,402

Total                           $ -                   $ 2,779,083

Total                           $ -                   $ 9,713,667

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

10. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                     DOLLARS

                                YEAR ENDED  JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED  JULY 31,

                                1999                  1998A                1999                 1998A



CLASS A Shares sold              3,280,891             964,665             $ 74,375,999         $ 13,488,171

Reinvestment of distributions    -                     69,547               -                    932,488

Shares redeemed                  (524,386)             (456,218)            (11,021,514)         (6,419,806)

Net increase (decrease)          2,756,505             577,994             $ 63,354,485         $ 8,000,853

CLASS T Shares sold              10,904,693            4,279,715           $ 237,438,732        $ 62,520,538

Reinvestment of distributions    -                     495,203              -                    6,737,895

Shares redeemed                  (2,903,454)           (2,282,335)          (59,161,752)         (32,522,809)

Net increase (decrease)          8,001,239             2,492,583           $ 178,276,980        $ 36,735,624

CLASS B Shares sold              11,234,873            1,984,357           $ 250,482,834        $ 28,884,876

Reinvestment of distributions    -                     78,354               -                    1,031,825

Shares redeemed                  (1,122,956)           (269,419)            (23,194,043)         (3,754,232)

Net increase (decrease)          10,111,917            1,793,292           $ 227,288,791        $ 26,162,469

CLASS C Shares sold              3,451,291             494,219             $ 76,473,150         $ 6,924,463

Reinvestment of distributions    -                     2,343                -                    27,642

Shares redeemed                  (311,910)             (37,173)             (6,794,753)          (520,009)

Net increase (decrease)          3,139,381             459,389             $ 69,678,397         $ 6,432,096

INSTITUTIONAL CLASS Shares       1,121,900             485,097             $ 24,772,786         $ 6,901,286
sold

Reinvestment of distributions    -                     27,259               -                    379,700

Shares redeemed                  (289,655)             (263,460)            (5,732,568)          (3,726,106)

Net increase (decrease)          832,245               248,896             $ 19,040,218         $ 3,554,880


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR UTILITIES GROWTH FUND - CLASS A
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL A    38.83%       146.23%

FIDELITY ADV UTILITIES - CL A    30.85%       132.07%
(INCL. 5.75% SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Utilities                     33.06%       118.18%

CUMULATIVE TOTAL RETURNS show Class A shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class A shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL A    38.83%       36.34%

FIDELITY ADV UTILITIES - CL A    30.85%       33.59%
(INCL. 5.75% SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Utilities                     33.06%       30.78%

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA UTILITIES GROWTH -CL A   S&P 500
GS UTILITIES
             00186                       SP001
GS007
  1996/09/03       9425.00                    10000.00
   10000.00
  1996/09/30       9566.38                    10516.69
   10176.08
  1996/10/31      10150.73                    10806.74
   10476.83
  1996/11/30      10697.38                    11623.62
   10911.15
  1996/12/31      10842.70                    11393.36
   10972.81
  1997/01/31      11148.13                    12105.21
   11198.39
  1997/02/28      11310.38                    12200.12
   11368.11
  1997/03/31      10737.71                    11698.81
   10703.10
  1997/04/30      11109.95                    12397.23
   10813.53
  1997/05/31      11816.25                    13151.98
   11421.28
  1997/06/30      12188.49                    13741.19
   11800.54
  1997/07/31      12474.83                    14834.57
   12102.55
  1997/08/31      12169.40                    14003.54
   11763.95
  1997/09/30      13478.33                    14770.51
   12662.62
  1997/10/31      13266.07                    14277.18
   12858.05
  1997/11/30      13893.20                    14938.07
   14071.85
  1997/12/31      14103.80                    15194.56
   14800.43
  1998/01/31      15033.60                    15362.61
   15075.28
  1998/02/28      16412.64                    16470.56
   15318.83
  1998/03/31      17405.13                    17314.02
   16771.80
  1998/04/30      17290.21                    17488.19
   16224.12
  1998/05/31      16736.51                    17187.57
   16023.80
  1998/06/30      16590.24                    17885.73
   16401.68
  1998/07/31      16715.61                    17695.25
   16397.57
  1998/08/31      14260.51                    15136.87
   15244.65
  1998/09/30      15680.46                    16106.54
   16699.19
  1998/10/31      15928.10                    17416.64
   17462.71
  1998/11/30      16626.01                    18472.27
   18082.46
  1998/12/31      18670.65                    19536.64
   19876.18
  1999/01/31      19927.55                    20353.66
   20588.34
  1999/02/28      19287.67                    19721.07
   19916.98
  1999/03/31      20190.35                    20510.11
   19710.20
  1999/04/30      21984.29                    21304.46
   21005.03
  1999/05/31      22395.64                    20801.47
   21603.51
  1999/06/30      23206.91                    21955.95
   22204.38
  1999/07/30      23206.91                    21270.48
   21818.20
IMATRL PRASUN   SHR__CHT 19990731 19990811 100156 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $23,207 - a 132.07% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,818 - a 118.18% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR UTILITIES GROWTH FUND - CLASS T
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL T    38.45%       144.30%

FIDELITY ADV UTILITIES - CL T    33.61%       135.75%
(INCL. 3.50% SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Utilities                     33.06%       118.18%

CUMULATIVE TOTAL RETURNS show Class T shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class T shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL T    38.45%       35.97%

FIDELITY ADV UTILITIES - CL T    33.61%       34.31%
(INCL. 3.50% SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Utilities                     33.06%       30.78%

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA UTILITIES GROWTH -CL T   S&P 500
GS UTILITIES
             00196                       SP001
GS007
  1996/09/03       9650.00                    10000.00
   10000.00
  1996/09/30       9794.75                    10516.69
   10176.08
  1996/10/31      10393.05                    10806.74
   10476.83
  1996/11/30      10943.10                    11623.62
   10911.15
  1996/12/31      11101.67                    11393.36
   10972.81
  1997/01/31      11404.62                    12105.21
   11198.39
  1997/02/28      11560.98                    12200.12
   11368.11
  1997/03/31      10974.62                    11698.81
   10703.10
  1997/04/30      11345.98                    12397.23
   10813.53
  1997/05/31      12069.16                    13151.98
   11421.28
  1997/06/30      12440.51                    13741.19
   11800.54
  1997/07/31      12733.69                    14834.57
   12102.55
  1997/08/31      12420.97                    14003.54
   11763.95
  1997/09/30      13750.63                    14770.51
   12662.62
  1997/10/31      13533.46                    14277.18
   12858.05
  1997/11/30      14175.09                    14938.07
   14071.85
  1997/12/31      14379.75                    15194.56
   14800.43
  1998/01/31      15329.86                    15362.61
   15075.28
  1998/02/28      16728.34                    16470.56
   15318.83
  1998/03/31      17731.82                    17314.02
   16771.80
  1998/04/30      17603.72                    17488.19
   16224.12
  1998/05/31      17048.60                    17187.57
   16023.80
  1998/06/30      16899.14                    17885.73
   16401.68
  1998/07/31      17027.25                    17695.25
   16397.57
  1998/08/31      14518.53                    15136.87
   15244.65
  1998/09/30      15956.09                    16106.54
   16699.19
  1998/10/31      16208.81                    17416.64
   17462.71
  1998/11/30      16921.04                    18472.27
   18082.46
  1998/12/31      18983.17                    19536.64
   19876.18
  1999/01/31      20265.02                    20353.66
   20588.34
  1999/02/28      19612.44                    19721.07
   19916.98
  1999/03/31      20521.40                    20510.11
   19710.20
  1999/04/30      22350.96                    21304.46
   21005.03
  1999/05/31      22758.82                    20801.47
   21603.51
  1999/06/30      23574.55                    21955.95
   22204.38
  1999/07/30      23574.55                    21270.48
   21818.20
IMATRL PRASUN   SHR__CHT 19990731 19990811 102514 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by July 31, 1999, the value of the investment would have grown to $23,575 - a 135.75% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,818 - a 118.18% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR UTILITIES GROWTH FUND - CLASS B
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL B    37.76%       141.35%

FIDELITY ADV UTILITIES - CL B    32.76%       138.35%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Utilities                     33.06%       118.18%

CUMULATIVE TOTAL RETURNS show Class B shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL B    37.76%       35.40%

FIDELITY ADV UTILITIES - CL B    32.76%       34.82%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       29.64%

GS Utilities                     33.06%       30.78%

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA UTILITIES GROWTH -CL B   S&P 500
GS UTILITIES
             00189                       SP001
GS007
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10150.00                    10516.69
   10176.08
  1996/10/31      10770.00                    10806.74
   10476.83
  1996/11/30      11340.00                    11623.62
   10911.15
  1996/12/31      11504.32                    11393.36
   10972.81
  1997/01/31      11818.26                    12105.21
   11198.39
  1997/02/28      11980.29                    12200.12
   11368.11
  1997/03/31      11372.67                    11698.81
   10703.10
  1997/04/30      11747.37                    12397.23
   10813.53
  1997/05/31      12496.77                    13151.98
   11421.28
  1997/06/30      12871.47                    13741.19
   11800.54
  1997/07/31      13175.28                    14834.57
   12102.55
  1997/08/31      12841.09                    14003.54
   11763.95
  1997/09/30      14219.71                    14770.51
   12662.62
  1997/10/31      13984.25                    14277.18
   12858.05
  1997/11/30      14639.45                    14938.07
   14071.85
  1997/12/31      14841.43                    15194.56
   14800.43
  1998/01/31      15815.36                    15362.61
   15075.28
  1998/02/28      17243.06                    16470.56
   15318.83
  1998/03/31      18272.33                    17314.02
   16771.80
  1998/04/30      18139.52                    17488.19
   16224.12
  1998/05/31      17552.95                    17187.57
   16023.80
  1998/06/30      17386.94                    17885.73
   16401.68
  1998/07/31      17519.75                    17695.25
   16397.57
  1998/08/31      14929.97                    15136.87
   15244.65
  1998/09/30      16408.14                    16106.54
   16699.19
  1998/10/31      16658.19                    17416.64
   17462.71
  1998/11/30      17372.63                    18472.27
   18082.46
  1998/12/31      19493.97                    19536.64
   19876.18
  1999/01/31      20795.98                    20353.66
   20588.34
  1999/02/28      20108.81                    19721.07
   19916.98
  1999/03/31      21037.10                    20510.11
   19710.20
  1999/04/30      22905.72                    21304.46
   21005.03
  1999/05/31      23315.61                    20801.47
   21603.51
  1999/06/30      24147.45                    21955.95
   22204.38
  1999/07/30      23835.00                    21270.48
   21818.20
IMATRL PRASUN   SHR__CHT 19990731 19990811 100155 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class B on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $23,835 - a 138.35% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,818 - a 118.18% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR UTILITIES GROWTH FUND - CLASS C
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T which bears a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL C    37.72%       141.36%

FIDELITY ADV UTILITIES - CL C    36.72%       141.36%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                          20.20%       112.70%

GS Utilities                     33.06%       118.18%

CUMULATIVE TOTAL RETURNS show Class C shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Class C shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - CL C      37.72%       35.41%

FIDELITY ADV UTILITIES - CL C      36.72%       35.41%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                            20.20%       29.64%

GS Utilities                       33.06%       30.78%

AVERAGE ANNUAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA UTILITIES GROWTH -CL C   S&P 500
GS UTILITIES
             00477                       SP001
GS007
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10150.00                    10516.69
   10176.08
  1996/10/31      10770.00                    10806.74
   10476.83
  1996/11/30      11340.00                    11623.62
   10911.15
  1996/12/31      11504.32                    11393.36
   10972.81
  1997/01/31      11818.26                    12105.21
   11198.39
  1997/02/28      11980.29                    12200.12
   11368.11
  1997/03/31      11372.67                    11698.81
   10703.10
  1997/04/30      11747.37                    12397.23
   10813.53
  1997/05/31      12496.77                    13151.98
   11421.28
  1997/06/30      12871.47                    13741.19
   11800.54
  1997/07/31      13175.28                    14834.57
   12102.55
  1997/08/31      12841.09                    14003.54
   11763.95
  1997/09/30      14219.71                    14770.51
   12662.62
  1997/10/31      13984.25                    14277.18
   12858.05
  1997/11/30      14637.79                    14938.07
   14071.85
  1997/12/31      14849.51                    15194.56
   14800.43
  1998/01/31      15822.52                    15362.61
   15075.28
  1998/02/28      17259.93                    16470.56
   15318.83
  1998/03/31      18288.23                    17314.02
   16771.80
  1998/04/30      18144.48                    17488.19
   16224.12
  1998/05/31      17558.47                    17187.57
   16023.80
  1998/06/30      17392.61                    17885.73
   16401.68
  1998/07/31      17525.29                    17695.25
   16397.57
  1998/08/31      14937.96                    15136.87
   15244.65
  1998/09/30      16405.05                    16106.54
   16699.19
  1998/10/31      16655.24                    17416.64
   17462.71
  1998/11/30      17381.97                    18472.27
   18082.46
  1998/12/31      19492.40                    19536.64
   19876.18
  1999/01/31      20795.11                    20353.66
   20588.34
  1999/02/28      20119.63                    19721.07
   19916.98
  1999/03/31      21036.35                    20510.11
   19710.20
  1999/04/30      22905.98                    21304.46
   21005.03
  1999/05/31      23316.09                    20801.47
   21603.51
  1999/06/30      24148.38                    21955.95
   22204.38
  1999/07/30      24136.31                    21270.48
   21818.20
IMATRL PRASUN   SHR__CHT 19990731 19990811 130912 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Class C on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $24,136 - a 141.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,818 - a 118.18% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Peter Saperstone)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Utilities
Growth Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. For the 12-month period that ended July 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 38.83%, 38.45%, 37.76% and 37.72%, respectively. In comparison, the fund outpaced the Goldman Sachs Utilities Index - an index of 136 stocks designed to measure the performance of companies in the utilities sector - which returned 33.06%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. THE FUND OUTPERFORMED THE GOLDMAN SACHS UTILITIES INDEX DURING THE PERIOD. WHAT FACTORS CONTRIBUTED TO THE STRONG RETURNS?

A. The majority of the fund's strong performance came from favorable stock selection and its large concentration of telecommunications and broadcasting holdings. These holdings include telephone services, as well as cellular and broadcasting, and accounted for approximately 70% of the fund's investments. The fund also benefited from a number of solid performers among its electric utility holdings, which represented approximately 15% of the fund's investments at the end of the period.

Q. TELECOMMUNICATIONS STOCKS CONTINUED TO OUTPERFORM OTHER SECTORS OF THE INDUSTRY. ARE YOU AT ALL CONCERNED ABOUT HIGH VALUATIONS?

A. I tend to look at price/earnings ratios - the price of a stock divided by its earnings per share - relative to the growth rates of the companies that I invest in. On that basis, I still favor telecommunications stocks over electric utilities. In fact, I think valuations are quite attractive today, as the stocks have been hurt on concerns about increased competition. Competition is occurring, yet the demand for telecommunications services continues to grow at an impressive rate. The strong growth of the Internet and data services for both businesses and residential use should benefit the industry over the long-term.

Q. OTHER THAN YOUR CONCENTRATION ON TELEPHONE SERVICES, WHAT OTHER STRATEGIES DID YOU PURSUE FOR THE FUND?

A. Beyond the fund's focus on stocks accelerating earnings growth and strong potential for capital appreciation, I also tend to focus on larger-cap stocks and try to keep the total number of the fund's holdings as low as possible. I would rather concentrate on a smaller number of companies, which allows our analysts and I to meet more regularly with the management teams of all the companies in the portfolio.

Q. WHICH STOCKS PROVIDED THE BIGGEST BOOST TO THE FUND'S TOTAL RETURN?

A. AES Corp., the largest U.S. power-plant developer, rose on hopes that its recently announced acquisition of New Energy Ventures would help it to participate in competitive energy markets, which improved the company's growth outlook. The fund's holdings in Frontier Corp. also contributed to total return after the company was the target of a takeover battle between Global Crossing and Qwest. While shares of MCI WorldCom, the fund's top holding, dropped late in the period, it was a top contributor overall as the company continued to benefit from strong demand for Internet, data, local and international services and from cost synergies from the merger.

Q. WHICH HOLDINGS TURNED OUT TO BE DISAPPOINTMENTS?

A. Duke Energy and CMS Energy were two electric utility stocks that detracted from performance. Shares of Duke Energy were sold off by investors due to the negative reaction to recent acquisitions, which had the potential to dilute earnings. CMS Energy suffered along with the majority of the utility sector late in the period as investors worried about the growth prospects for the group.

Q. WHAT'S YOUR OUTLOOK?

A. As I alluded to earlier, I think the telecommunications sector over the next six months could be a bit volatile. This is due to the RBOCs
- regional Bell operating companies - moving closer to entering the long-distance market, which will add to this competitive environment. At the same time, I think much of the concern about increased competition in the long-distance arena has been priced into the stocks. Longer-term, I remain optimistic about the fundamental business outlook for utilities, especially telecommunications.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $175 million

MANAGER: Peter Saperstone, since 1998;
joined Fidelity in 1995

ADVISOR UTILITIES GROWTH FUND

INVESTMENT SUMMARY



TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.              9.1

Ameritech Corp.                 7.1

AT&T Corp.                      5.7

Vodafone AirTouch PLC           4.6
sponsored ADR

K N Energy, Inc.                4.0

BellSouth Corp.                 3.9

ALLTEL Corp.                    3.7

SBC Communications, Inc.        3.6

Sprint Corp. (FON Group)        2.9

SkyTel Communications, Inc.     2.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Telephone Services   51.9%

Electric Utility     15.3%

Cellular             13.2%

Gas                  6.7%

Broadcasting         3.6%

All Others*          9.3%


Row: 1, Col: 1, Value: 51.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.3
Row: 1, Col: 4, Value: 13.2
Row: 1, Col: 5, Value: 6.7
Row: 1, Col: 6, Value: 3.6
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.300000000000001

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR UTILITIES GROWTH FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.0%

                                 SHARES                      VALUE (NOTE 1)

BROADCASTING - 3.6%

AT&T Corp. (Liberty Media         33,600                     $ 1,243,200
Group)  Class A (a)

EchoStar Communications Corp.     12,400                      847,850
Class A (New) (a)

MediaOne Group, Inc.              60,000                      4,342,500

                                                              6,433,550

CELLULAR - 13.2%

ALLTEL Corp.                      90,900                      6,527,756

Nextel Communications, Inc.       40,000                      2,142,500
Class A (a)

SkyTel Communications, Inc.       228,800                     4,690,400
(a)

Telephone & Data Systems,         8,735                       649,666
Inc.

Vodafone AirTouch PLC             39,000                      8,209,500
sponsored ADR

VoiceStream Wireless Corp. (a)    25,000                      1,128,125

                                                              23,347,947

COMMUNICATIONS EQUIPMENT - 0.9%

Nokia AB sponsored ADR            18,400                      1,565,150

COMPUTER SERVICES & SOFTWARE
- 1.1%

At Home Corp. Series A (a)        44,000                      2,010,250

Digex, Inc. Class A               100                         2,231

                                                              2,012,481

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      5,900                       327,819
(a)

ELECTRIC UTILITY - 15.3%

AES Corp. (a)                     77,500                      4,650,000

Calpine Corp. (a)                 25,000                      1,879,688

Citizens Utilities Co. Class B    350,000                     4,156,250

CMS Energy Corp.                  69,400                      2,593,825

Duke Energy Corp.                 31,294                      1,656,626

Edison International              24,600                      622,688

Entergy Corp.                     133,500                     4,046,719

Illinova Corp.                    4,300                       141,363

IPALCO Enterprises, Inc.          80,000                      1,715,000

PG&E Corp.                        85,300                      2,697,613

Unicom Corp.                      75,000                      2,943,750

                                                              27,103,522

ELECTRICAL EQUIPMENT - 0.9%

ANTEC Corp. (a)                   14,100                      591,319

Omnipoint Corp. (a)               25,000                      1,071,875

                                                              1,663,194

GAS - 6.7%

Columbia Gas System, Inc.         15,000                      892,500

Dynegy, Inc.                      16,200                      388,800



                                 SHARES                      VALUE (NOTE 1)

Enron Corp.                       38,800                     $ 3,305,275

K N Energy, Inc.                  365,100                     7,119,450

Williams Companies, Inc.          2,981                       125,388

                                                              11,831,413

OIL & GAS - 0.3%

Coastal Corp. (The)               13,050                      516,291

TELEPHONE SERVICES - 51.8%

Ameritech Corp.                   172,200                     12,613,650

AT&T Corp.                        193,164                     10,032,455

Bell Atlantic Corp.               60,700                      3,869,625

BellSouth Corp.                   145,500                     6,984,000

CenturyTel, Inc.                  51,200                      2,188,800

Cincinnati Bell, Inc.             209,300                     4,447,625

Commonwealth Telephone            26,900                      1,400,481
Enterprises, Inc. (a)

COMSAT Corp. Series 1             12,500                      454,688

Focal Communications Corp.        90,000                      1,710,000

Frontier Corp.                    71,100                      3,941,606

GTE Corp.                         37,900                      2,792,756

Intermedia Communications,        41,367                      1,140,178
Inc. (a)

MCI WorldCom, Inc. (a)            195,630                     16,139,471

McLeodUSA, Inc. Class A (a)       118,000                     3,517,875

Metromedia Fiber Network,         49,200                      1,580,550
Inc.  Class A (a)

NEXTLINK Communications, Inc.     11,000                      1,233,375
 Class A (a)

Qwest Communications              8,722                       257,299
International, Inc. (a)

RCN Corp. (a)                     19,000                      798,000

Rhythms NetConnections, Inc.      100                         4,350
(a)

SBC Communications, Inc.          112,600                     6,439,313

Sprint Corp. (FON Group)          99,000                      5,117,063

Teligent, Inc. Class A (a)        16,700                      1,204,488

U.S. WEST, Inc.                   30,000                      1,719,375

WinStar Communications, Inc.      45,600                      2,394,000
(a)

                                                              91,981,023

TOTAL COMMON STOCKS                                           166,782,390
(Cost $145,719,691)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



TELEPHONE SERVICES - 0.1%

WinStar Communications, Inc.      200                         203,524
$72.50 (a)(c) (Cost $200,000)

CASH EQUIVALENTS - 5.9%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     10,372,518                 $ 10,372,518
(Cost $10,372,518)

TOTAL INVESTMENT IN                                          $ 177,358,432
SECURITIES - 100%
(Cost $156,292,209)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $203,524 or 0.1% of net assets.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $156,548,531. Net unrealized appreciation aggregated $20,809,901, of which $24,102,731 related to appreciated investment securities and $3,292,830 related to depreciated investment securities.

The fund hereby designates approximately $650,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 15%, 15%, 18%, 16% and 13% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                             JULY 31, 1999

ASSETS

Investment in securities, at                 $ 177,358,432
value  (cost $156,292,209) -
 See accompanying schedule

Receivable for fund shares                    2,294,243
sold

Dividends receivable                          239,921

Interest receivable                           52,963

Investment of cash collateral                 5,273,054
received for securities
loaned

 TOTAL ASSETS                                 185,218,613

LIABILITIES

Payable for investments         $ 3,613,385
purchased

Payable for fund shares          453,992
redeemed

Accrued management fee           80,860

Distribution fees payable        98,585

Other payables and accrued       80,062
expenses

Collateral on securities         5,273,054
loaned,  at value

 TOTAL LIABILITIES                            9,599,938

NET ASSETS                                   $ 175,618,675

Net Assets consist of:

Paid in capital                              $ 146,596,113

Accumulated undistributed net                 7,956,339
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   21,066,223
(depreciation) on investments

NET ASSETS                                   $ 175,618,675

CALCULATION OF MAXIMUM                        $20.31
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($14,400,408 (divided
by)     709,109 shares)

 Maximum offering price per                   $21.55
share    (100/94.25 of
$20.31)

 CLASS T:  NET ASSET VALUE                    $20.23
and redemption     price per
share ($65,085,472 (divided
by)     3,216,821 shares)

 Maximum offering price per                   $20.96
share    (100/96.50 of
$20.23)

 CLASS B:  NET ASSET VALUE                    $20.02
and offering price     per
share ($65,645,318 (divided
by)     3,279,737 shares) A

 CLASS C:  NET ASSET VALUE                    $20.01
and offering price     per
share ($23,524,448 (divided
by)     1,175,686 shares) A

 INSTITUTIONAL CLASS:  NET                    $20.38
ASSET VALUE, offering price
  and redemption price per
share     ($6,963,029
(divided by) 341,735 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                             $ 1,043,038
Dividends

Interest (including income on                  290,620
securities loaned of $706)

 TOTAL INCOME                                  1,333,658

EXPENSES

Management fee                   $ 480,763

Transfer agent fees               204,709

Distribution fees                 564,888

Accounting and security           62,475
lending fees

Non-interested trustees'          233
compensation

Custodian fees and expenses       7,763

Registration fees                 104,427

Audit                             28,710

Legal                             535

 Total expenses before            1,454,503
reductions

 Expense reductions               (23,618)     1,430,885

NET INVESTMENT INCOME (LOSS)                   (97,227)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,962,218

 Foreign currency transactions    8,689        8,970,907

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            18,386,124

 Assets and liabilities in        (4)          18,386,120
foreign currencies

NET GAIN (LOSS)                                27,357,027

NET INCREASE (DECREASE) IN                    $ 27,259,800
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (97,227)                $ (83,903)
income (loss)

 Net realized gain (loss)       8,970,907                 4,505,946

 Change in net unrealized       18,386,120                1,230,081
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     27,259,800                5,652,124
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   -                         (36,379)
From net investment income

 From net realized gain         (3,437,371)               (1,479,046)

 TOTAL DISTRIBUTIONS            (3,437,371)               (1,515,425)

Share transactions - net        108,825,089               26,882,209
increase (decrease)

Redemption fees                 29,790                    21,301

  TOTAL INCREASE (DECREASE)     132,677,308               31,040,209
IN NET ASSETS

NET ASSETS

 Beginning of period            42,941,367                11,901,158

 End of period (including      $ 175,618,675             $ 42,941,367
undistributed net investment
income of $0 and $130,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.00   $ 13.07   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .05       (.02)     .12

Net realized and unrealized       5.45      4.19      3.09
gain (loss)

Total from investment             5.50      4.17      3.21
operations

Less Distributions

From net investment income        -         (.04)     (.03)

From net realized gain            (1.20)    (1.21)    (.11)

Total distributions               (1.20)    (1.25)    (.14)

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.31   $ 16.00   $ 13.07

TOTAL RETURN B, C                 38.83%    33.99%    32.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,400  $ 3,186   $ 531
(000 omitted)

Ratio of expenses to average      1.34%     1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.32% G   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           .30%      (.11)%    1.09% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.95   $ 13.03   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01       (.04)     .08

Net realized and unrealized       5.43      4.17      3.09
gain (loss)

Total from investment             5.44      4.13      3.17
operations

Less Distributions

From net investment income        -         (.03)     (.03)

From net realized gain            (1.17)    (1.19)    (.11)

 Total distributions              (1.17)    (1.22)    (.14)

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.23   $ 15.95   $ 13.03

TOTAL RETURN B, C                 38.45%    33.72%    31.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,085  $ 19,918  $ 7,085
(000 omitted)

Ratio of expenses to average      1.58%     1.94%     2.00% A, F
net assets

Ratio of expenses to average      1.55% G   1.90% G   2.00% A
net assets after expense
reductions

Ratio of net investment           .07%      (.23)%    .79% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.83   $ 13.01   $ 11.76
period

Income from Investment
Operations

Net investment income (loss) D    (.08)     (.13)     .02

Net realized and unrealized       5.39      4.16      1.23
gain (loss)

Total from investment             5.31      4.03      1.25
operations

Less Distributions

From net investment income        -         (.03)     -

From net realized gain            (1.13)    (1.19)    -

Total distributions               (1.13)    (1.22)    -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.02   $ 15.83   $ 13.01

TOTAL RETURN B, C                 37.76%    32.97%    10.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,645  $ 12,919  $ 2,039
(000 omitted)

Ratio of expenses to average      2.08%     2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.05% G   2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.43)%    (.85)%    .32% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.85   $ 13.90
period

Income from Investment
Operations

Net investment income (loss) D    (.08)     (.10)

Net realized and unrealized       5.38      3.16
gain (loss)

Total from investment             5.30      3.06
operations

Less Distributions

From net investment income        -         (.02)

From net realized gain            (1.15)    (1.10)

Total distributions               (1.15)    (1.12)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 20.01   $ 15.85

TOTAL RETURN B, C                 37.72%    23.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,524  $ 3,489
(000 omitted)

Ratio of expenses to average      2.07%     2.50% A, F
net assets

Ratio of expenses to average      2.04% G   2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.43)%    (.91)% A
income (loss) to average net
assets

Portfolio turnover                149%      151%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.02    $ 13.09   $ 10.00
period

Income from Investment
Operations

Net investment income D           .11        .04       .14

Net realized and unrealized       5.46       4.17      3.10
gain (loss)

Total from investment             5.57       4.21      3.24
operations

Less Distributions

From net investment income        - H        (.07)     (.04)

From net realized gain            (1.22) H   (1.22)    (.11)

Total distributions               (1.22)     (1.29)    (.15)

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 20.38    $ 16.02   $ 13.09

TOTAL RETURN B, C                 39.31%     34.36%    32.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,963    $ 3,430   $ 2,246
(000 omitted)

Ratio of expenses to average      1.02%      1.46%     1.50% A, F
net assets

Ratio of expenses to average      .99% G     1.43% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .63%       .30%      1.29% A
income to average net assets

Portfolio turnover                149%       151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Utilities Growth Fund (the fund) is a fund of
Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $217,664,964 and $117,892,897, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,705     $ 12

CLASS T    164,496      470

CLASS B    292,393      219,352

CLASS C    91,294       77,147

          $ 564,888    $ 296,981

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 114,275    $ 56,149

CLASS T    177,826      58,300

CLASS B    58,521       58,521 *

CLASS C    6,350        6,350 *

          $ 356,972    $ 179,320

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 17,727   .26

CLASS T                 82,632    .25

CLASS B                 73,680    .25

CLASS C                 22,414    .24

INSTITUTIONAL CLASS     8,256     .19

                       $ 204,709

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $11,168 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan.The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,032,748. The fund received cash collateral of $5,273,054 which was invested in the Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $18,864 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $4,754 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $ -                   $ 1,800

Class T                      -                     13,527

Class B                      -                     4,591

Class C                      -                     250

Institutional Class          -                     16,211

Total                       $ -                   $ 36,379

FROM NET REALIZED GAIN

Class A                     $ 267,451             $ 66,066

Class T                      1,516,237             749,717

Class B                      1,080,984             267,630

Class C                      311,856               16,996

Institutional Class          260,843               378,637

Total                       $ 3,437,371           $ 1,479,046

Total                       $ 3,437,371           $ 1,515,425

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

9. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   171,774             $ 10,991,149         $ 2,671,006
                                 610,783

Reinvestment of distributions    17,188               4,614                223,588              61,624

Shares redeemed                  (117,917)            (17,947)             (1,971,798)          (275,348)

Net increase (decrease)          510,054              158,441             $ 9,242,939          $ 2,457,282

CLASS T Shares sold              2,535,015            1,165,712           $ 45,737,017         $ 17,577,615

Reinvestment of distributions    110,405              53,698               1,432,350            715,847

Shares redeemed                  (677,022)            (514,685)            (11,443,758)         (7,904,206)

Net increase (decrease)          1,968,398            704,725             $ 35,725,609         $ 10,389,256

CLASS B Shares sold              2,681,105            725,510             $ 47,915,404         $ 11,176,610

Reinvestment of distributions    65,772               15,242               845,886              202,512

Shares redeemed                  (283,363)            (81,233)             (4,722,842)          (1,222,194)

Net increase (decrease)          2,463,514            659,519             $ 44,038,448         $ 10,156,928

CLASS C Shares sold              1,045,991            225,634             $ 19,125,937         $ 3,470,986

Reinvestment of distributions    17,797               1,164                228,735              15,529

Shares redeemed                  (108,216)            (6,684)              (1,876,189)          (107,792)

Net increase (decrease)          955,572              220,114             $ 17,478,483         $ 3,378,723

INSTITUTIONAL CLASS Shares       170,875              310,409             $ 3,122,693          $ 4,630,856
sold

Reinvestment of distributions    18,455               22,979               240,109              307,065

Shares redeemed                  (61,672)             (290,942)            (1,023,192)          (4,437,901)

Net increase (decrease)          127,658              42,446              $ 2,339,610          $ 500,020


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Fidelity Advisor Consumer
Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund as of July 31, 1999 and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1998 and the financial highlights for each of the periods indicated prior to July 31, 1999 were audited by other auditors whose report, dated September 14, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund at July 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 10, 1999

DISTRIBUTIONS


The Board of Trustees of the following funds voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CONSUMER INDUSTRIES:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         __                     $0.26
Class T                     9/7/99                9/3/99                         __                     $0.26
Class B                     9/7/99                9/3/99                         __                     $0.26
Class C                     9/7/99                9/3/99                         __                     $0.26

CYCLICAL INDUSTRIES:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         __                     $0.05
Class T                     9/7/99                9/3/99                         __                     $0.05
Class B                     9/7/99                9/3/99                         __                     $0.05
Class C                     9/7/99                9/3/99                         __                     $0.05

FINANCIAL SERVICES:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         $0.09                  __
Class T                     9/7/99                9/3/99                         $0.05                  __
Class B                     9/7/99                9/3/99                         __                     __
Class C                     9/7/99                9/3/99                         $0.02                  __

HEALTH CARE:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         __                     $0.41
Class T                     9/7/99                9/3/99                         __                     $0.37
Class B                     9/7/99                9/3/99                         __                     $0.34
Class C                     9/7/99                9/3/99                         __                     $0.36

TECHNOLOGY:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         __                     $1.26
Class T                     9/7/99                9/3/99                         __                     $1.21
Class B                     9/7/99                9/3/99                         __                     $1.20
Class C                     9/7/99                9/3/99                         __                     $1.21

UTILITIES GROWTH:

                            PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Class A                     9/7/99                9/3/99                         $0.02                  $0.85
Class T                     9/7/99                9/3/99                         __                     $0.84
Class B                     9/7/99                9/3/99                         __                     $0.82
Class C                     9/7/99                9/3/99                         __                     $0.83


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


Introducing Fidelity's new, reorganized prospectus

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

Brown Brothers Harriman & Co. (dagger)
Boston, MA

(fidelity_logo_graphic)(registered trademark)                                     BULK RATE
Fidelity Investments Institutional Services Co., Inc.                             U.S. POSTAGE
P.O. Box 505422                                                                   P A I D
Cincinnati, OH  45250-5422                                                        F I D E L I T Y
                                                                                  INVESTMENTS








(recycle_graphic) Printed on Recycled Paper      AFOC-ANN-0999                     83816
                                                 1.536453.102
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(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
FOCUS FUNDSSM
INSTITUTIONAL CLASS

Consumer Industries

Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

ANNUAL REPORT
FOR THE YEAR ENDING
JULY 31, 1999
AND
PROSPECTUS
DATED SEPTEMBER 29, 1999

CONTENTS



PERFORMANCE OVERVIEW          A-4

CONSUMER INDUSTRIES           A-5                            PERFORMANCE
                              A-6                            FUND TALK: THE
                                                             MANAGERS' OVERVIEW
                              A-7                            INVESTMENT SUMMARY
                              A-8                            INVESTMENTS
                              A-11                           FINANCIAL
                                                             STATEMENTS
                              A-15                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

CYCLICAL INDUSTRIES           A-19                           PERFORMANCE
                              A-20                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-21                           INVESTMENT SUMMARY
                              A-22                           INVESTMENTS
                              A-24                           FINANCIAL
                                                             STATEMENTS
                              A-28                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

FINANCIAL SERVICES            A-32                           PERFORMANCE
                              A-33                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-34                           INVESTMENT SUMMARY
                              A-35                           INVESTMENTS
                              A-37                           FINANCIAL
                                                             STATEMENTS
                              A-41                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

HEALTH CARE                   A-45                           PERFORMANCE
                              A-46                           FUND TALK: THE
                                                             MANAGERS' OVERVIEW
                              A-47                           INVESTMENT SUMMARY
                              A-48                           INVESTMENTS
                              A-50                           FINANCIAL
                                                             STATEMENTS
                              A-54                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

NATURAL RESOURCES             A-58                           PERFORMANCE
                              A-59                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-60                           INVESTMENT SUMMARY
                              A-61                           INVESTMENTS
                              A-63                           FINANCIAL
                                                             STATEMENTS
                              A-67                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

TECHNOLOGY                    A-71                           PERFORMANCE
                              A-72                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-73                           INVESTMENT SUMMARY
                              A-74                           INVESTMENTS
                              A-77                           FINANCIAL
                                                             STATEMENTS
                              A-81                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

UTILITIES GROWTH              A-85                           PERFORMANCE
                              A-86                           FUND TALK: THE
                                                             MANAGER'S OVERVIEW
                              A-87                           INVESTMENT SUMMARY
                              A-88                           INVESTMENTS
                              A-90                           FINANCIAL
                                                             STATEMENTS
                              A-94                           NOTES TO THE
                                                             FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT  A-98                           THE AUDITORS' OPINION.

DISTRIBUTIONS                 A-99

OF SPECIAL NOTE               A-100

PROSPECTUS                    P-1


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THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S
PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH
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INVESTED.

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FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES
AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE OVERVIEW


After last year's tumultuous summer and early fall, a shift in monetary policy followed by three interest-rate cuts courtesy of the Federal Reserve Board restored confidence and liquidity to the markets. While investors continued to worry about the Fed's next interest-rate move, the powerful surge in stock prices that began late last fall carried on through most of 1999. During the 12-month period that ended July 31, 1999, the Standard & Poor's 500 Index posted a return of 20.20%. During the same time period, the Dow Jones Industrial Average - an index of 30 blue-chip stocks - increased 21.88%, while the NASDAQ Index - a broad measure of over-the-counter, predominantly technology, stocks - returned a hearty 41.42%.

Despite the strong performance of the major U.S. equity indexes, the market environment was not without its setbacks, volatility and economic calamities. As the period began, the global economy appeared to be caught in a deflationary roadblock. Weakness in Japan and elsewhere in Asia sapped U.S. export growth and hurt large multinationals that derive a large part of their profits from overseas economies. Other worries included Russia's default on its debt obligations in August, the near bankruptcy of a major U.S. hedge fund and Brazil's currency devaluation in January. In the face of global economic chaos, the Fed stepped in to address the lack of confidence in domestic and global equity markets by cutting interest rates three times in a span of less than three months. The Fed's actions reinforced the perception that the central bank was committed to avoiding a worse-case scenario for the economy, and that monetary easings in the U.S. should encourage other countries to follow suit, helping avert a global liquidity and credit crisis.

The first quarter-point cut in the fed funds rate came on September 29, but many investors expressed disappointment that the cut was not deeper. Then, in a surprise move, the Fed cut rates another quarter-point on October 15, and the Dow responded with its third-greatest single-day point gain ever. Fears that the Fed might forgo a third round of interest-rate cuts at its November 17 meeting proved unfounded, as the Fed slashed rates yet another quarter percentage point. Despite the worldwide financial and economic turmoil, the S&P 500 Index (registered trademark) surged 21.30% in the fourth quarter of 1998 and was the largest percentage gain for any quarter since the first three months of 1975.

With the exception of a pullback in February and periodic weakness due to nervousness about the direction of interest rates, the major equity indexes continued their upward ascent during most of 1999. Once again, all eyes were on the Fed as signs of an improving global economy, combined with a buoyant domestic economy, caused concerns about inflation and resulted in the Fed's adoption of a tightening bias on May 18. In response, the equity market rotated into cyclical and value-oriented investments, while the bond market sold off.

On June 30, in a surprising change of events following its decision to increase the federal funds rate from 4.75% to 5.00%, the Fed caught the market off-guard with another shift in monetary policy, switching from a tightening bias to neutral. While equity and bond markets rallied in response to the Fed's more accommodating monetary stance, the party was short-lived following a larger-than-expected increase in the employment-cost index. While equity markets held on to their gains for the year, renewed fears of inflation put the spotlight back on the Fed as many market watchers felt there was a strong possibility that the Fed would raise interest rates at its August meeting.

Turning to individual sector performance, technology stocks weathered a couple of intense storms during the 12-month period, but came out on top with impressive performance. The Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the TECHNOLOGY sector - returned 63.40%. The impressive growth of the Internet and strong consumer demand for data services and telecommunications drove the exceptional performance of technology stocks.

Robust demand for telephone, wireless and cable services resulted in strong performance for the UTILITY sector. Continuing their trend of solid performance, utility stocks benefited from the exceptional growth of the Internet and from the brisk pace of mergers and acquisitions in the telecommunications industry.

Another sector that helped the overall market move higher was NATURAL RESOURCES. A dramatic recovery was precipitated by a sharp rebound in the price of oil, from a 12-year low of roughly $11 a barrel in December 1998 to approximately $20 a barrel toward the end of the period. Much of the increase was due to a favorable supply and demand environment.

Despite positive business fundamentals in the form of strong corporate earnings driven by innovative new drugs and increasing consumer demand, many HEALTH CARE stocks stumbled during the second half of the 12-month period. Large-cap pharmaceutical companies experienced weakness during the past six months, due to investor concerns about the loss of patent protection and increased competition for many popular drugs. Biotechnology stocks performed well after years of research and development began to yield profitable new products.

Early in the period, anxiety about global financial difficulties kept a lid on the performance of finance stocks. While this anxiety subsided in the last quarter of 1998 and early 1999, FINANCIAL
SERVICES stocks suffered a sharp drop during the final month of the period, due to concerns about inflation and higher interest rates.

The CYCLICAL INDUSTRIES sector - predominately made up of economically sensitive stocks - turned in mixed results. The group suffered through most of the period as faltering international markets led to a slowdown in domestic manufacturing. This trend reversed itself in April, though, as improving foreign markets spurred investor confidence in cyclical and value-oriented companies.

Stocks in the CONSUMER INDUSTRIES sector experienced similar waves of weakness amid the global financial crisis in the beginning of the period. Nevertheless, retailers, which represent a significant portion of this industry, posted good results given their smaller exposure to international economies.


ADVISOR CONSUMER INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - INST CL    13.87%       97.73%

S&P 500                            20.20%       112.70%

GS Consumer Industries             11.31%       84.70%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products, and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CONSUMER - INST CL    13.87%       26.43%

S&P 500                            20.20%       29.64%

GS Consumer Industries             11.31%       23.50%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CONSUMER IND -CL I       S&P 500
GS CONSUMER INDUSTRIES
             00205                       SP001
GS002
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10560.00                    10516.69
   10513.26
  1996/10/31      10680.00                    10806.74
   10515.20
  1996/11/30      11050.00                    11623.62
   11025.10
  1996/12/31      10860.20                    11393.36
   10884.77
  1997/01/31      11383.58                    12105.21
   11305.36
  1997/02/28      11524.49                    12200.12
   11695.56
  1997/03/31      11192.34                    11698.81
   11296.69
  1997/04/30      11383.58                    12397.23
   11790.13
  1997/05/31      12259.24                    13151.98
   12465.57
  1997/06/30      12883.27                    13741.19
   12976.04
  1997/07/31      13597.89                    14834.57
   13662.47
  1997/08/31      13124.83                    14003.54
   12875.85
  1997/09/30      13966.13                    14770.51
   13567.42
  1997/10/31      13723.24                    14277.18
   13296.15
  1997/11/30      14407.74                    14938.07
   14130.89
  1997/12/31      14871.94                    15194.56
   14591.98
  1998/01/31      14803.03                    15362.61
   14472.66
  1998/02/28      15871.05                    16470.56
   15602.11
  1998/03/31      16789.78                    17314.02
   16489.31
  1998/04/30      16686.43                    17488.19
   16327.46
  1998/05/31      16778.30                    17187.57
   16451.19
  1998/06/30      17628.12                    17885.73
   17157.68
  1998/07/31      17363.99                    17695.25
   16593.20
  1998/08/31      14917.87                    15136.87
   14250.87
  1998/09/30      15096.88                    16106.54
   14330.43
  1998/10/31      16925.69                    17416.64
   16100.92
  1998/11/30      17919.87                    18472.27
   17178.98
  1998/12/31      19208.63                    19536.64
   18227.30
  1999/01/31      19589.12                    20353.66
   18442.58
  1999/02/28      19405.01                    19721.07
   18139.22
  1999/03/31      19724.13                    20510.11
   18457.02
  1999/04/30      19981.89                    21304.46
   18831.12
  1999/05/31      19625.94                    20801.47
   18406.85
  1999/06/30      20411.47                    21955.95
   19134.43
  1999/07/30      19773.23                    21270.48
   18470.42
IMATRL PRASUN   SHR__CHT 19990731 19990920 130333 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,773
- a 97.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Consumer Industries Index, it would have grown to $18,470 - a 84.70% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CONSUMER INDUSTRIES FUND
FUND TALK: THE MANAGERS' OVERVIEW


(photograph of Doug Chase)(photograph of John Porter)

NOTE TO SHAREHOLDERS: On September 1, 1999, after the period covered by this report, John Porter (right) became Portfolio Manager of Fidelity Advisor Consumer Industries Fund. The following is an interview with Doug Chase, who managed the fund during the period covered by this report, with comments from John Porter on his outlook.

Q. HOW DID THE FUND PERFORM, DOUG?

D.C. During the 12-month period that ended July 31, 1999, the fund's Institutional Class shares returned 13.87%, outpacing the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector
- which returned 11.31% during the same period. The Standard & Poor's 500 Index returned 20.20% over the same 12-month period.

Q. THE FUND PERFORMED WELL VERSUS THE GOLDMAN SACHS INDEX. WHAT WERE THE KEYS TO SUCCESS HERE?

D.C. Much of the outperformance came as a result of strong stock picking, notably in household products and cable stocks. Our deep bench of research analysts did a good job of identifying the winners and losers within the consumer industries over the past 12 months. Our team visited hundreds of companies in the consumer arena, which helped us get a clearer understanding of how businesses were doing and what the inter-sector comparisons were looking like. Together, we were successful in picking the right companies and moving money between consumer industry sectors on a timely basis. Having a healthy underweighting in Coca-Cola proved especially beneficial, as the company suffered from poor earnings growth and a massive recall in Europe.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE 12-MONTH PERIOD?

D.C. Moving into and out of the different sectors within this industry at the right time was a key strategy. Amid the global crisis of the late summer and early fall of 1998, consumer spending at retailers slackened in conjunction with the dramatic decline in the stock market. At that time, the fund doubly benefited from its underweighting in retailers and overweighting in non-durables. Later in the fall, I reversed the allocation when it became apparent that the economy was still strong. Then, this spring, I pared back the fund's exposure to retailers - which had made a significant contribution to performance - to take some profits. Toward the end of the period, I continued to unwind some of the fund's retail positions. In addition, I once again overweighted non-durables, namely household products and tobacco stocks, which had attractive valuations following a decline in their prices. At least as importantly, though, the fund tended to be in the right stocks within these industries.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

D.C. Wal-Mart, the fund's second largest holding, soared due to strong sales growth fueled by robust consumer demand and superior inventory and pricing. The Limited, also benefiting from the sharp rise in consumer confidence, rallied around improving sales. As majority owner of Intimate Brands, operator of Victoria's Secret and Bath & Body Works, this stock was also rewarded for strong performance within these businesses. CBS was a particularly good performer, enjoying healthy returns in both its radio and television divisions.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

D.C. Disney suffered from a host of problems including a loss of creative talent, higher costs associated with making animated films and increased competition from other studios. Weak company-store sales and declining revenues from home-video releases also pressured its stock. The market continued to punish shares of Philip Morris for its litigation troubles. Saks' earnings suffered after its buyout by national retailer Proffitt's last September, as the joint concern faced the challenges associated with combining the two operations.

Q.  TURNING TO YOU, JOHN, WHAT'S YOUR OUTLOOK?

J.P. Facing the prospect of rising interest rates, the market is saying that it thinks the U.S. economy is going to slow, which could change consumer expenditure patterns dramatically. I'm comfortable with where the fund is positioned right now. I'm also comfortable taking a defensive position - underweighting the more economically sensitive retail stocks and overweighting supermarkets and drug chains, which tend to be defensive. It's important to keep in mind that if consumer spending continues to be driven primarily by market gains, investors could be in for a bumpy ride. The situation last fall proved how fast consumers could flee a falling market. I'm not looking to change the fund's defensive positioning until we see some semblance of order in the marketplace. Until then, I will keep a close eye on relative valuations and rely on Fidelity's research strength in picking the right stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $43 million

MANAGER: John Porter, since September 1999;
joined Fidelity in 1995

ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Procter & Gamble Co.            6.3

Wal-Mart Stores, Inc.           5.3

Philip Morris Companies, Inc.   5.1

Home Depot, Inc.                3.0

Time Warner, Inc.               2.8

McDonald's Corp.                2.1

Gillette Co.                    1.8

AT&T Corp. (Liberty Media       1.7
Group) Class A

Safeway, Inc.                   1.6

Dayton Hudson Corp.             1.5

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Household Products           12.8%

Broadcasting                 12.2%

General Merchandise Stores   9.2%

Foods                        7.8%

Retail & Wholesale,          5.3%
Miscellaneous

All Others*                  52.7%


Row: 1, Col: 1, Value: 12.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.2
Row: 1, Col: 4, Value: 9.199999999999999
Row: 1, Col: 5, Value: 7.8
Row: 1, Col: 6, Value: 5.3
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 52.7

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR CONSUMER INDUSTRIES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%

                                 SHARES                    VALUE (NOTE 1)

ADVERTISING - 1.2%

Interpublic Group of              4,600                    $ 193,200
Companies, Inc.

Omnicom Group, Inc.               4,600                     326,025

                                                            519,225

APPAREL STORES - 3.4%

Abercrombie & Fitch Co. Class     3,590                     148,985
A (a)

American Eagle Outfitters,        1,500                     57,938
Inc. (a)

AnnTaylor Stores Corp. (a)        1,400                     53,725

Claire's Stores, Inc.             2,900                     68,875

Gap, Inc.                         10,968                    512,754

Limited, Inc. (The)               5,440                     248,540

Payless ShoeSource, Inc. (a)      1,700                     91,800

TJX Companies, Inc.               6,900                     228,131

Venator Group, Inc. (a)           9,700                     101,850

                                                            1,512,598

AUTOS, TIRES, & ACCESSORIES -
0.5%

AutoNation, Inc. (a)              14,500                    215,688

BEVERAGES - 4.8%

Anheuser-Busch Companies,         4,400                     347,325
Inc.

Canandaigua Wine, Inc. Class      3,300                     189,750
A (a)

Celestial Seasonings, Inc. (a)    11,100                    227,550

Coca-Cola Co. (The)               600                       36,188

Coors (Adolph) Co. Class B        4,800                     255,600

Golden State Vinters, Inc.        16,600                    101,675
Class B (a)

PepsiCo, Inc.                     11,800                    461,675

Seagram Co. Ltd.                  6,900                     356,154

Whitman Corp.                     6,900                     131,531

                                                            2,107,448

BROADCASTING - 12.2%

AMFM, Inc. (a)                    4,100                     215,250

AT&T Corp. (Liberty Media         20,900                    773,300
Group)  Class A (a)

Cablevision Systems Corp.         2,100                     146,606
Class A (a)

CBS Corp. (a)                     12,700                    558,006

Clear Channel Communications,     3,650                     253,903
Inc. (a)

Comcast Corp.:

Class A                           2,100                     74,944

Class A (special)                 9,900                     381,150

Cox Communications, Inc.          10,200                    381,863
Class A (a)

EchoStar Communications Corp.     800                       54,700
 Class A (a)

Infinity Broadcasting Corp.       2,400                     66,150
Class A

MediaOne Group, Inc.              9,200                     665,850

Nielsen Media Research, Inc.      2,300                     74,750
(a)

Sinclair Broadcast Group,         4,600                     87,113
Inc.  Class A (a)

Time Warner, Inc.                 17,270                    1,243,440



                                 SHARES                    VALUE (NOTE 1)

USA Networks, Inc. (a)            6,800                    $ 325,975

Young Broadcasting, Inc.          1,800                     95,400
Class A

                                                            5,398,400

BUILDING MATERIALS - 0.4%

Fortune Brands, Inc.              5,100                     201,450

CELLULAR - 0.3%

Rogers Communications, Inc.       4,100                     77,574
Class B (non-vtg.) (a)

UnitedGlobalCom, Inc. (a)         600                       45,375

                                                            122,949

COMPUTER SERVICES & SOFTWARE
- 0.6%

At Home Corp. Series A (a)        2,800                     127,925

Galileo International, Inc.       1,700                     87,019

Sykes Enterprises, Inc. (a)       2,100                     58,931

                                                            273,875

CONSUMER ELECTRONICS - 0.3%

Gemstar International Group       2,200                     145,750
Ltd. (a)

DRUG STORES - 2.4%

CVS Corp.                         11,830                    588,543

General Nutrition Companies,      2,100                     52,106
Inc. (a)

Walgreen Co.                      15,100                    427,519

                                                            1,068,168

ENTERTAINMENT - 4.9%

Carnival Corp.                    8,400                     390,075

Disney (Walt) Co.                 22,800                    629,850

Fox Entertainment Group, Inc.     1,500                     37,313

King World Productions, Inc.      5,000                     174,375
(a)

Royal Carribean Cruises Ltd.      4,000                     188,000

SFX Entertainment, Inc. Class     2,850                     127,716
A (a)

Viacom, Inc.:

Class A (a)                       1,600                     67,100

Class B (non-vtg.) (a)            13,800                    578,738

                                                            2,193,167

FOODS - 7.8%

American Italian Pasta Co.        7,300                     208,963
Class A (a)

Archer-Daniels-Midland Co.        1,995                     27,930

Aurora Foods, Inc. (a)            3,700                     68,450

Bestfoods                         4,350                     212,063

Corn Products International,      5,937                     187,016
Inc.

Dean Foods Co.                    3,400                     147,475

Earthgrains Co.                   4,600                     120,175

Flowers Industries, Inc.          6,500                     108,469

General Mills, Inc.               2,400                     198,750

Groupe Danone                     420                       106,588

Heinz (H.J.) Co.                  6,375                     300,422

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FOODS - CONTINUED

Hormel Foods Corp.                2,200                    $ 86,763

IBP, Inc.                         4,400                     107,525

Interstate Bakeries Corp.         2,500                     58,438

Keebler Foods Co. (a)             15,600                    456,300

Kellogg Co.                       4,000                     139,250

Nabisco Holdings Corp. Class A    6,500                     270,563

Quaker Oats Co.                   4,000                     272,250

Sara Lee Corp.                    13,500                    297,000

Tyson Foods, Inc.                 4,000                     74,750

                                                            3,449,140

GENERAL MERCHANDISE STORES -
9.2%

Ames Department Stores, Inc.      1,000                     41,000
(a)

Consolidated Stores Corp. (a)     6,140                     95,938

Dayton Hudson Corp.               10,500                    679,219

Dollar General Corp.              3,625                     95,836

Dollar Tree Stores, Inc. (a)      850                       35,966

Federated Department Stores,      6,500                     333,531
Inc. (a)

Saks, Inc. (a)                    17,724                    407,652

Stein Mart, Inc. (a)              7,000                     46,594

Wal-Mart Stores, Inc.             54,900                    2,319,525

                                                            4,055,261

GROCERY STORES - 4.8%

Albertson's, Inc.                 8,921                     443,262

Fleming Companies, Inc.           8,500                     102,531

Kroger Co. (a)                    24,200                    636,763

Safeway, Inc.                     12,750                    686,906

U.S. Foodservice (a)              5,600                     237,650

                                                            2,107,112

HOME FURNISHINGS - 0.6%

Newell Rubbermaid, Inc.           5,800                     250,850

HOUSEHOLD PRODUCTS - 12.8%

Alberto-Culver Co. Class A        2,800                     60,725

Avon Products, Inc.               11,550                    525,525

Church & Dwight Co., Inc.         5,200                     228,475

Clorox Co.                        2,099                     235,088

Colgate-Palmolive Co.             8,900                     439,438

Gillette Co.                      18,300                    801,769

Procter & Gamble Co.              30,785                    2,786,030

Unilever NV                       6,900                     36,912

Unilever NV NY Shares             7,560                     528,255

Yankee Candle Co., Inc. (a)       1,900                     42,750

                                                            5,684,967



                                 SHARES                    VALUE (NOTE 1)

LEISURE DURABLES & TOYS - 0.8%

Harley-Davidson, Inc.             2,300                    $ 127,363

Hasbro, Inc.                      6,550                     170,300

Mattel, Inc.                      1,900                     44,650

                                                            342,313

LODGING & GAMING - 1.4%

Gtech Holdings Corp. (a)          3,900                     99,450

Marriott International, Inc.      3,200                     112,200
Class A

Prime Hospitality Corp. (a)       9,900                     108,281

Promus Hotel Corp. (a)            5,000                     134,688

Sun International Hotels Ltd.     1,300                     52,975
(a)

WMS Industries, Inc. (a)          6,400                     98,400

                                                            605,994

PACKAGING & CONTAINERS - 1.2%

Corning, Inc.                     3,900                     273,000

Tupperware Corp.                  11,200                    264,600

                                                            537,600

PAPER & FOREST PRODUCTS - 0.6%

Kimberly-Clark Corp.              4,400                     268,400

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       2,400                     84,000

PUBLISHING - 3.4%

Belo (A.H.) Corp. Class A         6,800                     137,275

Gannet, Inc.                      3,900                     281,775

Harcourt General, Inc.            1,150                     53,403

Harte Hanks Communications,       1,900                     50,469
Inc.

Knight-Ridder, Inc.               1,200                     64,350

McGraw-Hill Companies, Inc.       4,700                     239,113

Meredith Corp.                    4,300                     154,531

Playboy Enterprises, Inc.         2,700                     66,656
Class B (a)

Reader's Digest Association,      7,200                     250,650
Inc.  Class A (non-vtg.)

Tribune Co.                       2,500                     220,156

                                                            1,518,378

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Starwood Hotels & Resorts         3,100                     83,700
Worldwide, Inc.

RESTAURANTS - 3.4%

CEC Entertainment, Inc. (a)       3,150                     99,225

Foodmaker, Inc. (a)               2,700                     73,913

McDonald's Corp.                  22,300                    929,631

Outback Steakhouse, Inc. (a)      4,950                     165,206

Papa John's International,        800                       34,350
Inc. (a)

Sizzler International, Inc.       10,900                    29,294
(a)

Tricon Global Restaurants,        4,400                     179,025
Inc. (a)

                                                            1,510,644

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 5.3%

Action Performance Companies,     2,300                    $ 79,638
Inc. (a)

Bed Bath & Beyond, Inc. (a)       2,300                     78,056

Home Depot, Inc.                  20,900                    1,333,681

Lowe's Companies, Inc.            7,900                     416,725

Office Depot, Inc. (a)            5,800                     108,750

PETsMART, Inc. (a)                10,200                    77,138

Staples, Inc. (a)                 9,550                     275,756

                                                            2,369,744

SERVICES - 2.8%

ACNielsen Corp. (a)               5,300                     153,369

Block (H&R), Inc.                 1,700                     92,863

Cendant Corp. (a)                 13,000                    261,625

Modis Professional Services,      3,000                     43,500
Inc. (a)

NCO Group, Inc. (a)               3,300                     129,113

Profit Recovery Group             1,100                     56,650
International, Inc. (a)

ServiceMaster Co.                 3,950                     71,100

Snyder Communications, Inc.       2,400                     46,500
(a)

True North Communications         3,600                     117,225

Viad Corp.                        7,500                     247,969

                                                            1,219,914

TEXTILES & APPAREL - 1.5%

Jones Apparel Group, Inc. (a)     3,200                     105,200

Liz Claiborne, Inc.               1,900                     73,744

NIKE, Inc. Class B                2,600                     135,200

Tommy Hilfiger (a)                5,600                     206,850

WestPoint Stevens, Inc. Class     5,400                     147,150
A

                                                            668,144

TOBACCO - 5.1%

Philip Morris Companies, Inc.     60,700                    2,261,075

TOTAL COMMON STOCKS                                         40,775,954
(Cost $35,026,117)

CASH EQUIVALENTS - 7.9%



Taxable Central Cash Fund (b)     3,485,280                 3,485,280
(Cost $3,485,280)

TOTAL INVESTMENT IN                                       $ 44,261,234
SECURITIES - 100%
(Cost $38,511,397)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $38,645,979. Net unrealized appreciation aggregated $5,615,255, of which $7,153,230 related to appreciated investment securities and $1,537,975 related to depreciated investment securities.

The fund hereby designates approximately $325,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 14%, 15%, 15%, 15% and 14% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR CONSUMER INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                        JULY 31, 1999

ASSETS

Investment in securities, at             $ 44,261,234
value  (cost $38,511,397) -
See accompanying schedule

Receivable for investments                348,647
sold

Receivable for fund shares                171,594
sold

Dividends receivable                      19,114

Interest receivable                       15,919

Other receivables                         11

 TOTAL ASSETS                             44,816,519

LIABILITIES

Payable to custodian bank      $ 16,604

Payable for investments         913,907
purchased

Payable for fund shares         42,628
redeemed

Accrued management fee          22,020

Distribution fees payable       20,515

Other payables and accrued      38,588
expenses

 TOTAL LIABILITIES                        1,054,262

NET ASSETS                               $ 43,762,257

Net Assets consist of:

Paid in capital                          $ 37,449,001

Accumulated undistributed net             563,415
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               5,749,841
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                               $ 43,762,257

CALCULATION OF MAXIMUM                    $16.01
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($3,504,332 (divided
by)     218,868 shares)

 Maximum offering price per               $16.99
share    (100/94.25 of
$16.01)

 CLASS T:  NET ASSET VALUE                $15.93
and redemption     price per
share ($21,714,390 (divided
by)    1,362,959 shares)

 Maximum offering price per               $16.51
share    (100/96.50 of
$15.93)

 CLASS B:  NET ASSET VALUE                $15.76
and offering price     per
share ($9,831,724 (divided
by)     624,004 shares) A

 CLASS C:  NET ASSET VALUE                $15.78
and offering price    per
share ($2,758,152 (divided
by)     174,821 shares) A

 INSTITUTIONAL CLASS:  NET                $16.11
ASSET VALUE, offering price
  and redemption price per
share     ($5,953,659
(divided by) 369,542 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                            $ 330,915
Dividends

Interest                                      135,014

 TOTAL INCOME                                 465,929

EXPENSES

Management fee                   $ 201,981

Transfer agent fees               96,526

Distribution fees                 187,802

Accounting fees and expenses      60,273

Non-interested trustees'          111
compensation

Custodian fees and expenses       8,447

Registration fees                 68,903

Audit                             28,685

Legal                             324

 Total expenses before            653,052
reductions

 Expense reductions               (24,322)    628,730

NET INVESTMENT INCOME (LOSS)                  (162,801)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            807,148

 Foreign currency transactions    449         807,597

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,190,670

 Assets and liabilities in        4           3,190,674
foreign currencies

NET GAIN (LOSS)                               3,998,271

NET INCREASE (DECREASE) IN                   $ 3,835,470
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (162,801)               $ (119,125)
income (loss)

 Net realized gain (loss)       807,597                   2,436,414

 Change in net unrealized       3,190,674                 1,539,184
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,835,470                 3,856,473
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (1,579,052)               (1,433,351)
from net realized gains

Share transactions - net        13,658,707                15,183,117
increase (decrease)

Redemption fees                 14,605                    39,768

  TOTAL INCREASE (DECREASE)     15,929,730                17,646,007
IN NET ASSETS

NET ASSETS

 Beginning of period            27,832,527                10,186,520

 End of period                 $ 43,762,257              $ 27,832,527


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.08   $ 13.48   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)     (.06)     (.05)

Net realized and unrealized       1.80      3.31      3.60
gain (loss)

Total from investment             1.77      3.25      3.55
operations

Less Distributions

From net realized gain            (.85)     (1.68)    (.07)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 16.01   $ 15.08   $ 13.48

TOTAL RETURN B, C                 13.49%    27.48%    35.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,504   $ 2,220   $ 944
(000 omitted)

Ratio of expenses to average      1.55% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.54% G   1.73% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           (.19)%    (.47)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.00   $ 13.45   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)     (.10)     (.09)

Net realized and unrealized       1.79      3.28      3.60
gain (loss)

Total from investment             1.73      3.18      3.51
operations

Less Distributions

From net realized gain            (.81)     (1.66)    (.06)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 15.93   $ 15.00   $ 13.45

TOTAL RETURN B, C                 13.20%    26.93%    35.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,714  $ 13,989  $ 7,314
(000 omitted)

Ratio of expenses to average      1.79% F   2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.77% G   1.98% G   1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.42)%    (.71)%    (.83)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.91   $ 13.42   $ 11.46
period

Income from Investment
Operations

Net investment income (loss) D    (.14)     (.17)     (.08)

Net realized and unrealized       1.79      3.26      2.04
gain (loss)

Total from investment             1.65      3.09      1.96
operations

Less Distributions

From net realized gain            (.81)     (1.64)    -

Redemption fees added to paid     .01       .04       -
in capital

Net asset value, end of period   $ 15.76   $ 14.91   $ 13.42

TOTAL RETURN B, C                 12.71%    26.30%    17.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,832   $ 5,419   $ 596
(000 omitted)

Ratio of expenses to average      2.31% F   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.30% G   2.48% G   2.46% A, G
net assets after expense
reductions

Ratio of net investment           (.95)%    (1.23)%   (1.60)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.95   $ 12.66
period

Income from Investment
Operations

Net investment income (loss) D    (.15)     (.13)

Net realized and unrealized       1.80      2.87
gain (loss)

Total from investment             1.65      2.74
operations

Less Distributions

From net realized gain            (.83)     (.49)

Redemption fees added to paid     .01       .04
in capital

Net asset value, end of period   $ 15.78   $ 14.95

TOTAL RETURN B, C                 12.72%    22.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,758   $ 1,461
(000 omitted)

Ratio of expenses to average      2.32% F   2.50% A, F
net assets

Ratio of expenses to average      2.30% G   2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.95)%    (1.27)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.12   $ 13.51   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .02       (.03)     (.01)

Net realized and unrealized       1.81      3.31      3.59
gain (loss)

Total from investment             1.83      3.28      3.58
operations

Less Distributions

From net realized gain            (.85)     (1.70)    (.07)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 16.11   $ 15.12   $ 13.51

TOTAL RETURN B, C                 13.87%    27.70%    35.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,954   $ 4,745   $ 1,333
(000 omitted)

Ratio of expenses to average      1.26% F   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.24% G   1.48% G   1.48% A, G
net assets after expense
reductions

Ratio of net investment           .11%      (.20)%    (.13)% A
income (loss) to average net
assets

Portfolio turnover                80%       144%      203% A

A ANNUALIZED
B THE TOTAL RETURNS FOR
PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $36,664,303 and $25,642,720, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,765      $ 136

CLASS T    87,501       0

CLASS B    74,573       55,963

CLASS C    18,963       16,091

          $ 187,802    $ 72,190

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,463     $ 9,732

CLASS T    49,305       13,689

CLASS B    24,515       24,515 *

CLASS C    4,208        4,208 *

          $ 104,491    $ 52,144

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 8,064   .30

CLASS T                 46,176   .26

CLASS B                 24,357   .33

CLASS C                 6,683    .35

INSTITUTIONAL CLASS     11,246   .23

                       $ 96,526

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,940 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75-1.50%               $ 1,642

CLASS T               2.00-1.75%                7,952

CLASS B               2.50-2.25%                5,887

CLASS C               2.50-2.25%                1,922

INSTITUTIONAL CLASS   1.50-1.25%                1,801

                                               $ 19,204

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed to 1.50%, 1.75%, 2.25%, 2.25%, and 1.25% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,118 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

FROM NET REALIZED GAIN  1999                  1998 A

Class A                 $ 121,205             $ 122,598

Class T                  772,710               1,001,052

Class B                  327,913               102,510

Class C                  82,950                1,954

Institutional Class      274,274               205,237

Total                   $ 1,579,052           $ 1,433,351

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   92,013              $ 1,782,025          $ 1,311,243
                                 115,099

Reinvestment of distributions    9,730                9,124                119,873              113,019

Shares redeemed                  (53,179)             (23,935)             (794,506)            (334,712)

Net increase (decrease)          71,650               77,202              $ 1,107,392          $ 1,089,550

CLASS T Shares sold              836,168              784,694             $ 12,781,566         $ 11,054,004

Reinvestment of distributions    59,298               73,835               728,776              913,447

Shares redeemed                  (465,170)            (469,801)            (6,990,735)          (6,762,615)

Net increase (decrease)          430,296              388,728             $ 6,519,607          $ 5,204,836

CLASS B Shares sold              400,266              359,596             $ 5,949,947          $ 5,098,496

Reinvestment of distributions    25,754               7,684                314,459              94,935

Shares redeemed                  (165,340)            (48,361)             (2,389,462)          (692,526)

Net increase (decrease)          260,680              318,919             $ 3,874,944          $ 4,500,905

CLASS C Shares sold              138,656              101,815             $ 2,101,382          $ 1,469,653

Reinvestment of distributions    6,196                43                   75,712               542

Shares redeemed                  (67,731)             (4,158)              (994,371)            (61,277)

Net increase (decrease)          77,121               97,700              $ 1,182,723          $ 1,408,918

INSTITUTIONAL CLASS Shares       257,491              246,078             $ 3,899,578          $ 3,450,421
sold

Reinvestment of distributions    21,083               15,764               260,589              196,010

Shares redeemed                  (222,900)            (46,652)             (3,186,126)          (667,523)

Net increase (decrease)          55,674               215,190             $ 974,041            $ 2,978,908


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR CYCLICAL INDUSTRIES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - INST CL    11.15%       65.01%

S&P 500                            20.20%       112.70%

GS Cyclical Industries             8.32%        55.20%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV CYCLICAL - INST CL    11.15%       18.80%

S&P 500                            20.20%       29.64%

GS Cyclical Industries             8.32%        16.32%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA CYCLICAL IND -CL I       S&P 500
GS CYCLICAL INDUSTRIES
             00204                       SP001
GS003
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10390.00                    10516.69
   10449.51
  1996/10/31      10690.00                    10806.74
   10623.81
  1996/11/30      11330.00                    11623.62
   11299.86
  1996/12/31      11260.09                    11393.36
   11101.84
  1997/01/31      11562.78                    12105.21
   11459.45
  1997/02/28      11603.14                    12200.12
   11487.29
  1997/03/31      11239.91                    11698.81
   11120.08
  1997/04/30      11441.70                    12397.23
   11654.84
  1997/05/31      12390.13                    13151.98
   12461.54
  1997/06/30      13045.96                    13741.19
   12959.26
  1997/07/31      13964.13                    14834.57
   13980.32
  1997/08/31      13661.43                    14003.54
   13471.60
  1997/09/30      13989.10                    14770.51
   13938.94
  1997/10/31      13094.39                    14277.18
   13095.58
  1997/11/30      13315.44                    14938.07
   13453.87
  1997/12/31      13424.95                    15194.56
   13598.24
  1998/01/31      13717.97                    15362.61
   13598.41
  1998/02/28      14803.26                    16470.56
   14714.19
  1998/03/31      15530.40                    17314.02
   15518.24
  1998/04/30      15747.45                    17488.19
   15588.62
  1998/05/31      15519.54                    17187.57
   15359.18
  1998/06/30      15584.66                    17885.73
   15161.59
  1998/07/31      14846.67                    17695.25
   14328.86
  1998/08/31      12589.28                    15136.87
   12063.57
  1998/09/30      12688.05                    16106.54
   12434.95
  1998/10/31      13901.39                    17416.64
   13538.58
  1998/11/30      14340.50                    18472.27
   14155.28
  1998/12/31      14964.50                    19536.64
   14242.33
  1999/01/31      14721.83                    20353.66
   14290.54
  1999/02/28      14363.61                    19721.07
   14008.83
  1999/03/31      14525.39                    20510.11
   14191.98
  1999/04/30      16489.84                    21304.46
   16333.87
  1999/05/31      16235.62                    20801.47
   15712.77
  1999/06/30      16848.07                    21955.95
   16252.48
  1999/07/30      16501.40                    21270.48
   15520.45
IMATRL PRASUN   SHR__CHT 19990731 19990920 130545 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $16,501
- a 65.01% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Cyclical Industries Index, it would have grown to $15,520 - a 55.20% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR CYCLICAL INDUSTRIES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Albert Ruback)

An interview with
Albert Ruback, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund

Q. HOW DID THE FUND PERFORM, ALBERT?

A. The fund experienced a rebound in the second quarter of 1999, which significantly improved performance during the period. For the 12 months that ended July 31, 1999, the fund's Institutional Class shares returned 11.15%. In comparison, the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - returned 8.32%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT DROVE THE RALLY IN THE SECOND QUARTER? WHAT FACTORS HELPED THE FUND OUTPERFORM THE GOLDMAN SACHS INDEX DURING THE PERIOD?

A. The cyclical sector, which is predominantly made up of economically sensitive stocks such as chemicals and plastics, suffered through most of the period as faltering international markets led to a slowdown in domestic manufacturing. This trend reversed itself in April, though, as improving global economic conditions spurred investor confidence in cyclical and value-oriented companies, leading to a rally in chemicals, paper and aluminum stocks. While the fund benefited from the rotation into cyclical stocks given its investment objectives, much of the fund's outperformance of the Goldman Sachs index came from strong stock selection and timely shifts in sector allocation across many groups, including chemicals, non-ferrous metals and aerospace contractors.

Q. IN THE PREVIOUS REPORT, YOU TALKED ABOUT HAVING A MORE DEFENSIVE STRATEGY GIVEN THE DOMESTIC INTEREST-RATE ENVIRONMENT AND WEAKNESS OVERSEAS. WHAT CAUSED YOU TO CHANGE THIS STANCE?

A. I began to see signs that the global economic picture was improving. Asia was recovering, certain European countries were lowering interest rates last spring and other countries were coming out of recessions. This environment generally leads to a cyclical recovery and I started to position the fund to take advantage of this cyclical up-trend. The stocks that generally react most favorably at the beginning of an economic expansion are the commodities-based companies, such as chemicals and metals.

Q. WHICH STOCKS PRODUCED STRONG RESULTS?

A. Honeywell, an electronics equipment manufacturer, was a strong contributor to fund performance as the company experienced accelerated growth and strong sales across many of its divisions. In addition, investors generally viewed its proposed merger with AlliedSignal as a beneficial alliance. Shares of Fortune Brands benefited from a change in management that became more focused on cost-cutting initiatives and improving returns. SPX Corp. also was a strong corporate management story, with encouraging cost-savings initiatives underway. Textron, the largest maker of commercial helicopters and mid-size business jets, helped the fund after its shares rose on stronger profits across all lines of its business.

Q. WHICH HOLDINGS HURT THE FUND'S PERFORMANCE?

A. Shares of US Airways began to fall early in the second quarter because of costly new labor contracts and lower ticket sales. In general, the entire airline industry suffered and detracted from fund performance. As capacity began to outstrip demand for seats, it forced price cuts, which lowered profit margins. While I sold off the fund's holdings in Waste Management, which helped performance relative to the Goldman Sachs index, this stock hurt total return after the company posted its biggest one-day loss ever when it warned investors that second-quarter and full-year profits would fall below estimates. The announcement was particularly damaging because the company didn't provide any advanced warning of the earnings shortfall.

Q. WHAT'S YOUR OUTLOOK, ALBERT?

A. I continue to think the global economy is improving. We see evidence of Asia recovering, with South Korea rebounding dramatically and strength in the Japanese stock market, as well as signs of improvement in Europe. With overseas countries strengthening, even if we see a slowdown in the U.S., I don't think it's likely to short-circuit the global upturn. As a result, if an environment of sustained global economic growth continues, I'm optimistic that the rally in cyclical stocks can continue.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than
$11 million

MANAGER: Albert Ruback, since inception;
joined Fidelity in 1991

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                                 % OF FUND'S INVESTMENTS

General Electric Co.              8.2

Boeing Co.                        5.6

SPX Corp.                         5.4

Honeywell, Inc.                   4.2

E.I. du Pont de Nemours and Co.   3.9

Textron, Inc.                     3.7

AlliedSignal, Inc.                3.3

AMR Corp.                         3.2

Fortune Brands, Inc.              3.1

General Dynamics Corp.            2.9

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Aerospace & Defense           15.0%

Electrical Equipment          14.0%

Chemicals & Plastics          9.4%

Autos, Tires, & Accessories   8.8%

Building Materials            6.0%

All Others*                   46.8%


Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 9.4
Row: 1, Col: 5, Value: 8.800000000000001
Row: 1, Col: 6, Value: 6.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 46.8

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR CYCLICAL INDUSTRIES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.5%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 15.0%

Alliant Techsystems, Inc. (a)     200                    $ 16,538

AlliedSignal, Inc.                5,700                   368,719

Boeing Co.                        13,900                  630,713

Gulfstream Aerospace Corp. (a)    800                     53,200

Howmet International, Inc. (a)    5,400                   100,575

Lockheed Martin Corp.             1,614                   56,187

Textron, Inc.                     5,100                   419,475

United Technologies Corp.         611                     40,746

                                                          1,686,153

AIR TRANSPORTATION - 5.8%

America West Holding Corp.        1,200                   23,775
Class B (a)

AMR Corp. (a)                     5,500                   356,813

Atlantic Coast Airlines           3,000                   60,938
Holdings (a)

Northwest Airlines Corp.          4,900                   157,413
Class A (a)

Southwest Airlines Co.            3,075                   56,888

                                                          655,827

AUTOS, TIRES, & ACCESSORIES -
8.8%

Danaher Corp.                     650                     37,091

Federal-Mogul Corp.               450                     21,825

Ford Motor Co.                    5,300                   257,713

Navistar International Corp.      1,500                   66,656
(a)

SPX Corp.                         7,100                   603,500

                                                          986,785

BUILDING MATERIALS - 6.0%

American Standard Companies,      3,900                   171,844
Inc. (a)

Carlisle Companies, Inc.          500                     22,875

Ferro Corp.                       900                     23,175

Fortune Brands, Inc.              8,700                   343,650

Masco Corp.                       2,000                   59,500

Owens-Corning                     1,300                   40,138

USG Corp.                         200                     10,738

                                                          671,920

CHEMICALS & PLASTICS - 9.3%

Air Products & Chemicals,         2,000                   66,875
Inc.

Dow Chemical Co.                  1,700                   210,800

E.I. du Pont de Nemours and       6,100                   439,581
Co.

Ivex Packaging Corp. (a)          2,700                   49,106

Potash Corp. of Saskatchewan      400                     20,713

Sealed Air Corp. (a)              460                     29,555

Solutia, Inc.                     460                     9,833

Spartech Corp.                    800                     23,400

Union Carbide Corp.               3,500                   168,000

Witco Corp.                       1,400                   25,638

                                                          1,043,501



                                 SHARES                  VALUE (NOTE 1)

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Pitney Bowes, Inc.                800                    $ 50,900

CONSTRUCTION - 0.4%

Centex Corp.                      500                     16,844

Kaufman & Broad Home Corp.        600                     12,488

Lennar Corp.                      600                     11,738

Oakwood Homes Corp.               800                     8,450

                                                          49,520

CONSUMER DURABLES - 2.3%

Minnesota Mining &                3,000                   263,813
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Black & Decker Corp.              700                     40,425

General Motors Corp. Class H      500                     27,781
(a)

                                                          68,206

DEFENSE ELECTRONICS - 4.0%

Litton Industries, Inc. (a)       4,000                   273,250

Raytheon Co.:

Class A                           481                     33,430

Class B                           2,000                   140,625

                                                          447,305

ELECTRICAL EQUIPMENT - 14.0%

Emerson Electric Co.              2,600                   155,188

General Electric Co.              8,500                   926,488

Honeywell, Inc.                   3,900                   467,269

Hubbell, Inc. Class B             500                     20,625

                                                          1,569,570

ENGINEERING - 2.0%

EG & G, Inc.                      6,600                   221,513

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc.             1,300                   33,313

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.3%

Caterpillar, Inc.                 2,100                   123,113

Illinois Tool Works, Inc.         2,300                   170,919

Ingersoll-Rand Co.                2,300                   147,919

Parker-Hannifin Corp.             800                     37,750

                                                          479,701

IRON & STEEL - 0.5%

Bethlehem Steel Corp. (a)         7,300                   57,031

LEASING & RENTAL - 0.1%

Ryder Systems, Inc.               250                     5,891

METALS & MINING - 2.7%

Alcoa, Inc.                       2,370                   141,904

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

METALS & MINING - CONTINUED

Inco Ltd.                         8,000                  $ 141,008

Martin Marietta Materials,        274                     14,916
Inc.

                                                          297,828

PACKAGING & CONTAINERS - 1.1%

Ball Corp.                        700                     33,906

Owens-Illinois, Inc. (a)          2,400                   59,850

Silgan Holdings, Inc. (a)         1,400                   30,363

                                                          124,119

PAPER & FOREST PRODUCTS - 3.9%

Bowater, Inc.                     1,300                   64,675

Champion International Corp.      900                     46,575

Fort James Corp.                  1,300                   47,450

International Paper Co.           2,042                   104,397

Smurfit-Stone Container Corp.     5,256                   117,603
(a)

Temple-Inland, Inc.               500                     31,625

Willamette Industries, Inc.       600                     27,000

                                                          439,325

POLLUTION CONTROL - 0.2%

Ogden Corp.                       900                     22,781

RAILROADS - 5.4%

Bombardier, Inc. Class B          2,000                   29,011

Burlington Northern Santa Fe      6,900                   220,800
Corp.

Canadian National Railway Co.     2,100                   141,157

CSX Corp.                         950                     46,016

Union Pacific Corp.               3,200                   173,800

                                                          610,784

SERVICES - 0.8%

Ecolab, Inc.                      2,100                   89,513

SHIP BUILDING & REPAIR - 3.2%

Avondale Industries, Inc. (a)     1,000                   39,469

General Dynamics Corp.            4,800                   323,100

                                                          362,569

TEXTILES & APPAREL - 0.7%

Shaw Industries, Inc. (a)         3,500                   73,719

Unifi, Inc. (a)                   500                     8,031

                                                          81,750

TRUCKING & FREIGHT - 0.6%

CNF Transportation, Inc.          400                     17,000



                                 SHARES                  VALUE (NOTE 1)

Expeditors International of       800                    $ 24,850
Washington, Inc.

USFreightways Corp.               500                     24,688

                                                          66,538

TOTAL COMMON STOCKS                                       10,386,156
(Cost $9,433,791)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        142                     8,733
$2.00 (Cost $6,266)

CASH EQUIVALENTS - 7.4%



Taxable Central Cash Fund (b)     831,692                 831,692
(Cost $831,692)

TOTAL INVESTMENT IN                                     $ 11,226,581
SECURITIES - 100%
(Cost $10,271,749)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $10,281,154. Net unrealized appreciation aggregated $945,427, of which $1,251,715 related to appreciated investment securities and $306,288 related to depreciated investment securities.

The fund hereby designates approximately $180,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 55%, 60%, 63%, 57%, and 51% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR CYCLICAL INDUSTRIES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         JULY 31, 1999

ASSETS

Investment in securities, at              $ 11,226,581
value  (cost $10,271,749) -
See accompanying schedule

Receivable for investments                 17,707
sold

Receivable for fund shares                 60,715
sold

Dividends receivable                       5,921

Interest receivable                        3,597

Receivable from investment                 3,104
adviser for expense
reductions

 TOTAL ASSETS                              11,317,625

LIABILITIES

Payable to custodian bank       $ 21,873

Payable for investments          10,600
purchased

Payable for fund shares          11,828
redeemed

Distribution fees payable        4,636

Other payables and accrued       30,428
expenses

 TOTAL LIABILITIES                         79,365

NET ASSETS                                $ 11,238,260

Net Assets consist of:

Paid in capital                           $ 10,256,968

Accumulated undistributed net              26,462
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                954,830
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                $ 11,238,260

CALCULATION OF MAXIMUM                     $14.13
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($895,510 (divided by)
   63,386 shares)

 Maximum offering price per                $14.99
share   (100/94.25 of $14.13)

 CLASS T:  NET ASSET VALUE                 $14.07
and redemption    price per
share ($3,470,789 (divided
by)    246,723 shares)

 Maximum offering price per                $14.58
share   (100/96.50 of $14.07)

 CLASS B:  NET ASSET VALUE                 $13.89
and offering price    per
share ($2,043,173 (divided
by)   147,096 shares) A

 CLASS C:  NET ASSET VALUE                 $13.91
and offering price   per
share ($1,451,420 (divided
by)   104,361 shares) A

 INSTITUTIONAL CLASS:  NET                 $14.28
ASSET VALUE, offering price
  and redemption price per
share    ($3,377,368
(divided by) 236,540 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                            $ 80,521
Dividends

Interest                                      29,747

 TOTAL INCOME                                 110,268

EXPENSES

Management fee                   $ 40,341

Transfer agent fees               22,842

Distribution fees                 31,625

Accounting fees and expenses      60,011

Non-interested trustees'          21
compensation

Custodian fees and expenses       5,779

Registration fees                 65,408

Audit                             28,625

Legal                             71

Miscellaneous                     553

 Total expenses before            255,276
reductions

 Expense reductions               (133,945)   121,331

NET INVESTMENT INCOME (LOSS)                  (11,063)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            28,933

 Foreign currency transactions    (154)       28,779

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            563,365

 Assets and liabilities in        (1)         563,364
foreign currencies

NET GAIN (LOSS)                               592,143

NET INCREASE (DECREASE) IN                   $ 581,080
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (11,063)                $ (19,026)
income (loss)

 Net realized gain (loss)       28,779                    519,808

 Change in net unrealized       563,364                   (358,431)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     581,080                   142,351
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (287,985)                 (348,447)
from net realized gains

Share transactions - net        4,985,782                 1,857,245
increase (decrease)

Redemption fees                 6,625                     8,921

  TOTAL INCREASE (DECREASE)     5,285,502                 1,660,070
IN NET ASSETS

NET ASSETS

 Beginning of period            5,952,758                 4,292,688

 End of period                 $ 11,238,260              $ 5,952,758


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.56   $ 13.80   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01       (.03)     (.01)

Net realized and unrealized       1.23      .76       3.89
gain (loss)

Total from investment             1.24      .73       3.88
operations

Less Distributions

From net investment income        -         -         (.01)

From net realized gain            (.68)     (.99)     (.08)

Total distributions               (.68)     (.99)     (.09)

Redemption fees added to paid     .01       .02       .01
in capital

Net asset value, end of period   $ 14.13   $ 13.56   $ 13.80

TOTAL RETURN B, C                 10.81%    6.05%     39.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 896     $ 471     $ 365
(000 omitted)

Ratio of expenses to average      1.56% F   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.54% G   1.75%     1.73% A, G
net assets after expense
reductions

Ratio of net investment           .05%      (.22)%    (.09)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.51   $ 13.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)     (.06)     (.04)

Net realized and unrealized       1.24      .77       3.89
gain (loss)

Total from investment             1.21      .71       3.85
operations

Less Distributions

From net investment income        -         -         (.01)

From net realized gain            (.66)     (.99)     (.08)

 Total distributions              (.66)     (.99)     (.09)

Redemption fees added to paid     .01       .02       .01
in capital

Net asset value, end of period   $ 14.07   $ 13.51   $ 13.77

TOTAL RETURN B, C                 10.57%    5.91%     38.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,471   $ 2,973   $ 1,920
(000 omitted)

Ratio of expenses to average      1.83% F   2.00% F   2.00% A, F
net assets

Ratio of expenses to average      1.81% G   2.00%     1.97% A, G
net assets after expense
reductions

Ratio of net investment           (.22)%    (.47)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.40   $ 13.75   $ 11.56
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.14)     (.06)

Net realized and unrealized       1.22      .76       2.25
gain (loss)

Total from investment             1.13      .62       2.19
operations

Less Distributions

From net realized gain            (.65)     (.99)     -

Redemption fees added to paid     .01       .02       -
in capital

Net asset value, end of period   $ 13.89   $ 13.40   $ 13.75

TOTAL RETURN B, C                 10.01%    5.23%     18.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,043   $ 985     $ 252
(000 omitted)

Ratio of expenses to average      2.31% F   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.29% G   2.50%     2.45% A, G
net assets after expense
reductions

Ratio of net investment           (.70)%    (1.03)%   (1.11)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.45   $ 12.54
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.11)

Net realized and unrealized       1.20      1.39
gain (loss)

Total from investment             1.11      1.28
operations

Less Distributions

From net realized gain            (.67)     (.38)

Redemption fees added to paid     .02       .01
in capital

Net asset value, end of period   $ 13.91   $ 13.45

TOTAL RETURN B, C                 9.94%     10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,451   $ 165
(000 omitted)

Ratio of expenses to average      2.28% F   2.50% A, F
net assets

Ratio of expenses to average      2.27% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.67)%    (1.06)% A
income (loss) to average net
assets

Portfolio turnover                115%      100%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.68   $ 13.84   $ 10.00
period

Income from Investment
Operations

Net investment income D           .04       .01 H     .03

Net realized and unrealized       1.25      .75       3.91
gain (loss)

Total from investment             1.29      .76       3.94
operations

Less Distributions

From net investment income        -         -         (.02)

From net realized gain            (.70)     (.95)     (.08)

Total distributions               (.70)     (.95)     (.10)

Redemption fees added to paid     .01       .03       -
in capital

Net asset value, end of period   $ 14.28   $ 13.68   $ 13.84

TOTAL RETURN B, C                 11.15%    6.32%     39.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,377   $ 1,360   $ 1,756
(000 omitted)

Ratio of expenses to average      1.31% F   1.50% F   1.50% A, F
net assets

Ratio of expenses to average      1.29% G   1.50%     1.48% A, G
net assets after expense
reductions

Ratio of net investment           .31%      .04%      .25% A
income to average net assets

Portfolio turnover                115%      100%      155% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H DURING THE PERIOD, A
SIGNIFICANT SHAREHOLDER
REDEMPTION CAUSED AN
UNUSUALLY HIGH LEVEL OF
INVESTMENT INCOME PER SHARE.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $11,716,891 and $7,417,354, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,536      $ 402

CLASS T    14,103       732

CLASS B    11,099       8,623

CLASS C    4,887        4,280

          $ 31,625     $ 14,037


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 4,343      $ 1,348

CLASS T    9,555        2,818

CLASS B    7,352        7,352 *

CLASS C    805          805 *

          $ 22,055     $ 12,323

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,292   .37

CLASS T                 10,093   .36

CLASS B                 4,383    .39

CLASS C                 2,126    .43

INSTITUTIONAL CLASS     3,948    .21

                       $ 22,842

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,025 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75 - 1.50%             $ 12,102

CLASS T               2.00 - 1.75%              54,615

CLASS B               2.50 - 2.25%              22,122

CLASS C               2.50 - 2.25%              10,085

INSTITUTIONAL CLASS   1.50 - 1.25%              33,899

                                               $ 132,823

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed to 1.50%, 1.75%, 2.25%, 2.25%, and 1.25% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,122 under this arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 16% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of approximately 16% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

                        1999                  1998A

FROM NET REALIZED GAIN

Class A                 $ 23,684              $ 27,503

Class T                  144,300               168,735

Class B                  41,003                21,647

Class C                  9,726                 303

Institutional Class      69,272                130,259

Total                   $ 287,985             $ 348,447

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998A



CLASS A Shares sold                                   10,882              $ 504,717            $ 148,228
                                 37,470

Reinvestment of distributions    2,196                2,142                23,537               27,217

Shares redeemed                  (11,006)             (4,708)              (149,922)            (63,873)

Net increase (decrease)          28,660               8,316               $ 378,332            $ 111,572

CLASS T Shares sold              149,470              227,185             $ 2,008,694          $ 3,069,729

Reinvestment of distributions    13,134               12,558               140,529              158,925

Shares redeemed                  (135,949)            (159,076)            (1,711,581)          (2,112,359)

Net increase (decrease)          26,655               80,667              $ 437,642            $ 1,116,295

CLASS B Shares sold              121,052              60,410              $ 1,640,891          $ 820,607

Reinvestment of distributions    3,632                1,702                38,541               21,404

Shares redeemed                  (51,075)             (6,954)              (651,249)            (94,508)

Net increase (decrease)          73,609               55,158              $ 1,028,183          $ 747,503

CLASS C Shares sold              106,908              13,383              $ 1,480,405          $ 179,797

Reinvestment of distributions    915                  25                   9,726                303

Shares redeemed                  (15,704)             (1,166)              (201,951)            (16,290)

Net increase (decrease)          92,119               12,242              $ 1,288,180          $ 163,810

INSTITUTIONAL CLASS Shares       145,280              31,192              $ 1,976,046          $ 426,137
sold

Reinvestment of distributions    6,212                10,114               67,155               129,319

Shares redeemed                  (14,316)             (68,822)             (189,756)            (837,391)

Net increase (decrease)          137,176              (27,516)            $ 1,853,445          $ (281,935)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR FINANCIAL SERVICES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - INST    1.12%        93.98%
CL

S&P 500                          20.20%       112.70%

GS Financial Services            -0.91%       103.24%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV FINANCIAL - INST    1.12%        25.60%
CL

S&P 500                          20.20%       29.64%

GS Financial Services            -0.91%       27.63%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA FINANCIAL SERV -CL I     S&P 500
GS FINANCIAL SERVICES
             00273                       SP001
GS004
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10620.00                    10516.69
   10584.56
  1996/10/31      11190.00                    10806.74
   11272.70
  1996/11/30      12090.00                    11623.62
   12278.35
  1996/12/31      11729.57                    11393.36
   12100.98
  1997/01/31      12351.14                    12105.21
   12935.63
  1997/02/28      12501.52                    12200.12
   13395.32
  1997/03/31      11619.29                    11698.81
   12504.96
  1997/04/30      12571.69                    12397.23
   13328.32
  1997/05/31      13052.91                    13151.98
   14040.84
  1997/06/30      13734.63                    13741.19
   14892.68
  1997/07/31      15178.26                    14834.57
   16504.52
  1997/08/31      14275.99                    14003.54
   15483.68
  1997/09/30      15189.28                    14770.51
   16744.42
  1997/10/31      15098.86                    14277.18
   16445.06
  1997/11/30      15601.15                    14938.07
   17053.65
  1997/12/31      16458.84                    15194.56
   17997.81
  1998/01/31      16254.76                    15362.61
   17523.74
  1998/02/28      17622.08                    16470.56
   19045.66
  1998/03/31      18611.86                    17314.02
   20165.67
  1998/04/30      18907.77                    17488.19
   20512.24
  1998/05/31      18499.62                    17187.57
   20061.46
  1998/06/30      19244.50                    17885.73
   20758.18
  1998/07/31      19183.28                    17695.25
   20510.80
  1998/08/31      14969.08                    15136.87
   16002.19
  1998/09/30      15496.48                    16106.54
   16320.87
  1998/10/31      16940.32                    17416.64
   18092.98
  1998/11/30      17932.27                    18472.27
   19193.75
  1998/12/31      18428.25                    19536.64
   19625.39
  1999/01/31      18769.92                    20353.66
   19800.64
  1999/02/28      18913.20                    19721.07
   19947.58
  1999/03/31      19530.42                    20510.11
   20595.27
  1999/04/30      20952.21                    21304.46
   22002.58
  1999/05/31      19739.83                    20801.47
   20987.62
  1999/06/30      20456.24                    21955.95
   21531.79
  1999/07/30      19398.16                    21270.48
   20324.07
IMATRL PRASUN   SHR__CHT 19990731 19990920 130824 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,398
- a 93.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Financial Services Industries Index, it would have grown to $20,324 - a 103.24% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR FINANCIAL SERVICES FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Ewing)

An interview with
Robert Ewing, Portfolio Manager of Fidelity Advisor Financial Services
Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the 12-month period ending July 31, 1999, the fund's Institutional Class shares returned 1.12%. During the same period, the Standard & Poor's 500 Index had a return of 20.20% while the Goldman Sachs Financial Services Index, an index of 271 stocks designed to measure the performance of financial services companies, had a return of -0.91%.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR FINANCIAL STOCKS
DURING THE YEAR?

A. The period began in August 1998, three weeks into a developing global economic crisis. That anxiety ended after the U.S. Federal Reserve Board lowered short-term interest rates three successive times in the fall. Starting in the fourth quarter of 1998, investors began to feel more comfortable. Money center banks and the brokerage companies with global presences and volatile revenue streams tended to be hurt the most during the period of anxiety, and they tended to do the best during the fourth quarter of 1998. During the final month of the period, financial services stocks suffered a sharp drop in their prices. One factor was the fear that the economy was growing too fast and the Federal Reserve might increase short-term rates further. The second factor was a heavy issuance of corporate bonds, which drove corporate bond rates up and prices down.

Q. WHAT STRATEGIES DID YOU PURSUE DURING THE YEAR?

A. We consistently pursued three investment themes throughout the 12 months. The first was to emphasize consumer-oriented companies, such as American Express, Associates First Capital and Household International. We thought that consumer spending would continue to be healthy, with declining bankruptcies and debt delinquencies, and so we believed that consumer-oriented companies in businesses such as credit cards and mortgages would do very well. That turned out to be correct. The second theme was to de-emphasize property and casualty insurance companies. There simply is too much competition in this industry, and companies have very little control or flexibility in pricing. The third theme was to de-emphasize regional "bricks-and-mortar" banks. We believe they will find it harder to increase their revenues as the Internet becomes a larger factor in financial services. In addition to these three themes, we increased our exposure to the large, money-center banks such as Citigroup and Chase Manhattan since the environment started to improve in October.

Q.  WHAT WERE SOME OF THE MAJOR CONTRIBUTORS TO PERFORMANCE?

A. Citigroup, which is the fund's largest holding, supported performance. The company has done a good job with the merger of Citicorp and Travelers. American Express, a beneficiary of an expanding global economy and continued brisk consumer spending, also helped. Providian Financial Corp. was a strong contributor over the 12 months, although its more recent performance has lagged. We continue to have a favorable view of its prospects.

Q. WHAT INVESTMENTS HAVE DISAPPOINTED YOU?

A. U.S. Bancorp was a detractor, primarily because it had disappointing revenue growth and fell short of earnings expectations. Merrill Lynch's stock performance also was disappointing. The company's announcement that it would enter the online brokerage business has analysts worried that this venture would cut into its full-service fee income.

Q. WHAT IS YOUR OUTLOOK?

A. Our general outlook is positive. We believe financial services companies will have better earnings growth than the overall market for the remainder of 1999, and these stocks tend to do well when they have superior earnings growth. Employment in the U.S. continues to be high, and that bodes well for the U.S. consumer and the financial companies that do business with them. Interest rates are important to the sector. We do not try to guess which companies will be helped or hurt by changes in interest rates. Nevertheless, it is important to remember than if interest rates rise, the overall sector will tend to be hurt. Despite my favorable outlook, I would say the last quarter of 1999 might be difficult because of concerns about the potential impact of the Year 2000 on computer systems. I think the financial services industry is well prepared. But nevertheless we may see higher investor anxiety as we approach the end of 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $293 million

MANAGER: Robert Ewing, since 1998;
joined Fidelity in 1990

ADVISOR FINANCIAL SERVICES FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Citigroup, Inc.                 5.6

American International Group,   5.0
Inc.

Bank of America Corp.           4.5

Chase Manhattan Corp.           4.1

American Express Co.            3.9

Freddie Mac                     3.3

Wells Fargo & Co.               3.3

Fannie Mae                      3.3

Associates First Capital        2.8
Corp. Class A

Providian Financial Corp.       2.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Banks                      29.3%

Credit & Other Finance     20.4%

Insurance                  18.3%

Securities Industry        8.6%

Federal Sponsored Credit   7.1%

All Others*                16.3%


Row: 1, Col: 1, Value: 29.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 20.4
Row: 1, Col: 4, Value: 18.3
Row: 1, Col: 5, Value: 8.6
Row: 1, Col: 6, Value: 7.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 16.3

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR FINANCIAL SERVICES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%

                                 SHARES                      VALUE (NOTE 1)

BANKS - 29.3%

AmSouth Bancorp.                  36,750                     $ 840,656

Bank of America Corp.             201,904                     13,401,378

Bank of New York Co., Inc.        170,960                     6,314,835

Bank One Corp.                    127,382                     6,950,280

BankBoston Corp.                  40,000                      1,877,500

BB&T Corp.                        16,000                      564,000

Cathay Bancorp, Inc.              10,000                      391,250

CCB Financial Corp.               10,000                      511,250

Chase Manhattan Corp.             157,000                     12,069,375

Comerica, Inc.                    61,450                      3,410,475

Compass Bancshares, Inc.          20,000                      576,250

First Union Corp.                 89,415                      4,113,090

Hanmi Bank                        49                          815

M&T Bank Corp.                    2,500                       1,348,750

Marshall & Ilsley Corp.           47,000                      3,037,375

Mellon Bank Corp.                 70,000                      2,362,500

Mercantile Bancorp, Inc.          50,000                      2,725,000

North Fork Bancorp, Inc.          14,250                      293,906

Peoples Heritage Financial        30,000                      541,875
Group, Inc.

State Street Corp.                30,000                      2,126,250

Synovus Finanical Corp.           30,000                      549,375

Toronto Dominion Bank             62,000                      1,226,582

U.S. Bancorp                      203,950                     6,347,944

Wachovia Corp.                    19,405                      1,514,803

Wells Fargo & Co.                 249,000                     9,711,000

Westamerica Bancorp.              50,000                      1,675,000

Zions Bancorp                     35,000                      2,030,000

                                                              86,511,514

COMPUTER SERVICES & SOFTWARE
- 0.2%

Sanchez Computer Associates,      10,000                      457,500
Inc. (a)

Security First Technologies       6,000                       209,250
Corp. (a)

                                                              666,750

CREDIT & OTHER FINANCE - 20.4%

American Express Co.              87,300                      11,501,775

Associates First Capital          218,700                     8,378,944
Corp. Class A

Citigroup, Inc.                   372,993                     16,621,492

Equitable Companies (The),        30,300                      1,946,775
Inc.

Fleet Financial Group, Inc.       89,600                      3,628,800

Household International, Inc.     169,157                     7,263,179

MBNA Corp.                        78,250                      2,230,125

Metris Companies, Inc.            15,000                      589,688

Providian Financial Corp.         86,607                      7,881,237

Triad Guaranty, Inc. (a)          15,000                      283,125

                                                              60,325,140

FEDERAL SPONSORED CREDIT - 7.1%

Fannie Mae                        140,535                     9,696,915



                                 SHARES                      VALUE (NOTE 1)

Freddie Mac                       171,220                    $ 9,823,748

SLM Holding Corp.                 32,000                      1,456,000

                                                              20,976,663

INSURANCE - 18.3%

AFLAC, Inc.                       45,900                      2,128,613

Allmerica Financial Corp.         12,400                      733,925

Allstate Corp.                    33,570                      1,191,735

Ambac Financial Group, Inc.       17,600                      979,000

American International Group,     126,280                     14,664,265
Inc.

Berkshire Hathaway, Inc.:

Class A (a)                       115                         7,797,575

Class B (a)                       24                          51,120

Blanch E.W. Holdings, Inc.        33,000                      2,161,500

CIGNA Corp.                       15,000                      1,322,813

Financial Security Assurance      5,000                       262,813
Holdings Ltd.

Hartford Financial Services       70,200                      3,790,800
Group, Inc.

Hartford Life, Inc. Class A       34,500                      1,746,563

Jefferson-Pilot Corp.             15,000                      1,095,938

Marsh & McLennan Companies,       32,250                      2,451,000
Inc.

MBIA, Inc.                        31,700                      1,814,825

Mutual Risk Management Ltd.       30,000                      894,375

Nationwide Financial              49,500                      2,134,688
Services, Inc.  Class A

PMI Group, Inc.                   10,500                      671,344

Reliastar Financial Corp.         57,083                      2,590,141

Torchmark Corp.                   35,000                      1,150,625

Travelers Property Casualty       27,500                      1,086,250
Corp.  Class A

UICI (a)                          120,200                     3,388,138

                                                              54,108,046

REAL ESTATE INVESTMENT TRUSTS
- 5.4%

AMB Property Corp.                15,000                      337,500

AMRESCO Capital Trust, Inc.       50,000                      509,375

Apartment Investment &            37,400                      1,526,388
Management Co. Class A

Archstone Communities Trust       20,000                      431,250

Cousins Properties, Inc.          10,000                      367,500

Crescent Real Estate Equities     48,000                      1,056,000
Co.

Duke Realty Investments, Inc.     49,500                      1,082,813

Equity Office Properties Trust    45,000                      1,130,625

Equity Residential Properties     22,500                      929,531
Trust (SBI)

First Industrial Realty           6,000                       155,250
Trust, Inc.

Highwoods Properties, Inc.        15,000                      352,500

Indymac Mortgage Holdings,        175,000                     2,767,188
Inc.

Mack-Cali Realty Corp.            18,000                      504,000

Ocwen Asset Investment Corp.      114,600                     623,138

ProLogis Trust                    20,000                      388,750

Public Storage, Inc.              57,500                      1,477,031

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Simon Property Group, Inc.        40,000                     $ 1,062,500

Starwood Hotels & Resorts         44,000                      1,188,000
Worldwide, Inc.

                                                              15,889,339

SAVINGS & LOANS - 1.9%

Charter One Financial, Inc.       31,750                      821,531

Commercial Federal Corp.          35,000                      813,750

Dime Bancorp, Inc.                15,000                      301,875

Golden State Bancorp, Inc. (a)    21,660                      479,228

Golden State Bancorp, Inc.        26,660                      41,656
litigation warrants 12/31/99
(a)

Golden West Financial Corp.       7,500                       719,531

TCF Financial Corp.               25,000                      690,625

Washington Mutual, Inc.           32,020                      1,098,686

Webster Financial Corp.           20,000                      527,500

                                                              5,494,382

SECURITIES INDUSTRY - 8.6%

Bear Stearns Companies, Inc.      87,500                      3,702,344

Donaldson Lufkin & Jenrette,      25,000                      1,292,188
Inc. - DLJdirect

Federated Investors, Inc.         15,000                      285,938
Class B

Franklin Resources, Inc.          30,000                      1,143,750

Goldman Sachs Group, Inc.         2,000                       128,625

Investors Group, Inc.             50,000                      663,878

Jefferies Group, Inc. New         30,900                      892,238

Lehman Brothers Holdings,         61,000                      3,278,750
Inc.

Merrill Lynch & Co., Inc.         8,300                       564,919

Morgan Stanley, Dean Witter &     73,500                      6,624,188
Co.

PaineWebber Group, Inc.           10,000                      400,000

Schwab (Charles) Corp.            80,000                      3,525,000

Waddell & Reed Financial, Inc.:

Class A                           97,845                      2,482,817

Class B                           12,245                      306,125

                                                              25,290,760

SERVICES - 0.3%

CheckFree Holdings Corp. (a)      25,000                      739,063

InsWeb Corp.                      200                         6,075

                                                              745,138

TOTAL COMMON STOCKS                                           270,007,732
(Cost $241,478,529)

CASH EQUIVALENTS - 8.5%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     25,013,807                 $ 25,013,807
(Cost $25,013,807)

TOTAL INVESTMENT IN                                          $ 295,021,539
SECURITIES - 100%
(Cost $266,492,336)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $267,469,708. Net unrealized appreciation aggregated $27,551,831, of which $37,427,482 related to appreciated investment securities and $9,875,651 related to depreciated investment securities.

The fund hereby designates approximately $5,050,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At July 31, 1999 the fund had a capital loss carryforward of approximately $4,198,000, all of which will expire on July 31, 2007.

A total of 27%, 28%, 29%, 28% and 26% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividends distributed during the fiscal year qualifies for the dividends received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

ADVISOR FINANCIAL SERVICES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 295,021,539
value  (cost $266,492,336) -
 See accompanying schedule

Receivable for investments                   539,398
sold

Receivable for fund shares                   956,235
sold

Dividends receivable                         417,216

Interest receivable                          101,691

 TOTAL ASSETS                                297,036,079

LIABILITIES

Payable for investments        $ 2,691,842
purchased

Payable for fund shares         525,245
redeemed

Accrued management fee          148,084

Distribution fees payable       172,453

Other payables and accrued      118,554
expenses

 TOTAL LIABILITIES                           3,656,178

NET ASSETS                                  $ 293,379,901

Net Assets consist of:

Paid in capital                             $ 269,353,205

Undistributed net investment                 673,045
income

Accumulated undistributed net                (5,175,213)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  28,528,864
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 293,379,901

CALCULATION OF MAXIMUM                       $17.49
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($27,439,786 (divided
by)    1,568,480 shares)

 Maximum offering price per                  $18.56
share    (100/94.25 of
$17.49)

 CLASS T:  NET ASSET VALUE                   $17.42
and redemption     price per
share ($123,360,570
(divided by) 7,080,024
shares)

 Maximum offering price per                  $18.05
share    (100/96.50 of
$17.42)

 CLASS B:  NET ASSET VALUE                   $17.21
and offering price     per
share ($94,071,584 (divided
by)     5,465,656 shares) A

 CLASS C:  NET ASSET VALUE,                  $17.24
and offering price   per
share ($36,551,522 (divided
by)     2,120,559 shares) A

 INSTITUTIONAL CLASS:  NET                   $17.60
ASSET VALUE, offering price
  and redemption price per
share     ($11,956,439
(divided by) 679,408
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                  YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                              $ 3,800,637
Dividends

Interest                                        992,282

 TOTAL INCOME                                   4,792,919

EXPENSES

Management fee                   $ 1,430,657

Transfer agent fees               667,810

Distribution fees                 1,633,307

Accounting fees and expenses      124,777

Non-interested trustees'          786
compensation

Custodian fees and expenses       8,363

Registration fees                 110,643

Audit                             31,539

Legal                             2,850

Miscellaneous                     801

 Total expenses before            4,011,533
reductions

 Expense reductions               (16,942)      3,994,591

NET INVESTMENT INCOME                           798,328

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (5,108,782)

 Foreign currency transactions    7,947         (5,100,835)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,565,720

 Assets and liabilities in        (150)         3,565,570
foreign currencies

NET GAIN (LOSS)                                 (1,535,265)

NET INCREASE (DECREASE) IN                     $ (736,937)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ 798,328                 $ 420,029
income

 Net realized gain (loss)       (5,100,835)               15,277,202

 Change in net unrealized       3,565,570                 12,949,534
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     (736,937)                 28,646,765
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (365,767)                 (245,431)
From net investment income

 From net realized gain         (12,710,202)              (1,447,197)

 TOTAL DISTRIBUTIONS            (13,075,969)              (1,692,628)

Share transactions - net        75,395,927                134,897,670
increase (decrease)

Redemption fees                 103,555                   68,426

  TOTAL INCREASE (DECREASE)     61,686,576                161,920,233
IN NET ASSETS

NET ASSETS

 Beginning of period            231,693,325               69,773,092

 End of period (including      $ 293,379,901             $ 231,693,325
undistributed net investment
income of $673,045 and
$262,870, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.74    $ 15.11   $ 10.00
period

Income from Investment
Operations

Net investment income D           .12        .11       .06

Net realized and unrealized       (.31)      3.80      5.06
gain (loss)

Total from investment             (.19)      3.91      5.12
operations

Less Distributions

From net investment income        (.06) H    (.06)     (.01)

From net realized gain            (1.01) H   (.23)     (.01)

Total distributions               (1.07)     (.29)     (.02)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 17.49    $ 18.74   $ 15.11

TOTAL RETURN B, C                 0.69%      26.32%    51.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,440   $ 21,907  $ 6,275
(000 omitted)

Ratio of expenses to average      1.24%      1.32%     1.75% A, F
net assets

Ratio of expenses to average      1.23% G    1.30% G   1.73% A, G
net assets after expense
reductions

Ratio of net investment           .73%       .63%      .55% A
income to average net assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.66    $ 15.07    $ 10.00
period

Income from Investment
Operations

Net investment income D           .09        .07        .04

Net realized and unrealized       (.30)      3.78       5.04
gain (loss)

Total from investment             (.21)      3.85       5.08
operations

Less Distributions

From net investment income        (.03) G    (.04)      (.01)

From net realized gain            (1.01) G   (.23)      (.01)

 Total distributions              (1.04)     (.27)      (.02)

Redemption fees added to paid     .01        .01        .01
in capital

Net asset value, end of period   $ 17.42    $ 18.66    $ 15.07

TOTAL RETURN B, C                 0.53%      25.96%     50.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 123,361  $ 118,608  $ 52,003
(000 omitted)

Ratio of expenses to average      1.47%      1.52%      1.94% A
net assets

Ratio of expenses to average      1.46% F    1.50% F    1.91% A, F
net assets after expense
reductions

Ratio of net investment           .50%       .44%       .37% A
income to average net assets

Portfolio turnover                38%        54%        26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
G THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.52    $ 15.04   $ 12.56
period

Income from Investment
Operations

Net investment income (loss) D    -          (.02)     (.02)

Net realized and unrealized       (.29)      3.76      2.50
gain (loss)

Total from investment             (.29)      3.74      2.48
operations

Less Distributions

From net investment income        (.02) H    (.04)     -

From net realized gain            (1.01) H   (.23)     -

Total distributions               (1.03)     (.27)     -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 17.21    $ 18.52   $ 15.04

TOTAL RETURN B, C                 0.05%      25.29%    19.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,072   $ 65,926  $ 7,737
(000 omitted)

Ratio of expenses to average      1.99%      2.06%     2.50% A, F
net assets

Ratio of expenses to average      1.98% G    2.04% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.02)%     (.14)%    (.37)% A
income (loss) to average net
assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.56    $ 15.24
period

Income from Investment
Operations

Net investment income (loss) D    -          (.03)

Net realized and unrealized       (.29)      3.57
gain (loss)

Total from investment             (.29)      3.54
operations

Less Distributions

From net investment income        (.03) G    (.02)

From net realized gain            (1.01) G   (.21)

Total distributions               (1.04)     (.23)

Redemption fees added to paid     .01        .01
in capital

Net asset value, end of period   $ 17.24    $ 18.56

TOTAL RETURN B, C                 0.07%      23.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 36,552   $ 19,983
(000 omitted)

Ratio of expenses to average      1.95%      2.09% A
net assets

Ratio of expenses to average      1.94% F    2.07% A, F
net assets after expense
reductions

Ratio of net investment           .02%       (.22)% A
income (loss) to average net
assets

Portfolio turnover                38%        54%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
G THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.80    $ 15.14   $ 10.00
period

Income from Investment
Operations

Net investment income D           .18        .14       .10

Net realized and unrealized       (.30)      3.79      5.06
gain (loss)

Total from investment             (.12)      3.93      5.16
operations

Less Distributions

From net investment income        (.08) H    (.05)     (.02)

From net realized gain            (1.01) H   (.23)     (.01)

Total distributions               (1.09)     (.28)     (.03)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 17.60    $ 18.80   $ 15.14

TOTAL RETURN B, C                 1.12%      26.39%    51.78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,956   $ 5,270   $ 3,758
(000 omitted)

Ratio of expenses to average      .93%       1.14%     1.50% A, F
net assets

Ratio of expenses to average      .92% G     1.13% G   1.47% A, G
net assets after expense
reductions

Ratio of net investment           1.04%      .81%      .85% A
income to average net assets

Portfolio turnover                38%        54%       26% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $148,363,415 and $86,334,196, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $  57,921    $  60

CLASS T    559,007      1,685

CLASS B    761,107      571,091

CLASS C    255,272      209,929

          $ 1,633,307  $ 782,765

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $  169,070   $  74,045

CLASS T    256,417      89,208

CLASS B    320,166      320,166 *

CLASS C    23,912       23,912 *

          $ 769,565    $ 507,331

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $  67,558  .29

CLASS T                 300,941   .27

CLASS B                 217,879   .29

CLASS C                 63,198    .25

INSTITUTIONAL CLASS     18,234    .23

                       $ 667,810

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,796 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $16,885 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $57 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $  69,817             $  32,929

Class T                      174,881               169,652

Class B                      68,552                31,387

Class C                      31,424                990

Institutional Class          21,093                10,473

Total                       $ 365,767             $ 245,431

FROM NET REALIZED GAIN

Class A                     $  1,212,772          $  134,384

Class T                      6,262,898             1,003,813

Class B                      3,836,369             249,387

Class C                      1,125,444             10,862

Institutional Class          272,719               48,751

Total                       $ 12,710,202          $ 1,447,197

Total  Distributions        $ 13,075,969          $ 1,692,628

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

7. SHARE TRANSACTIONS.

Transactions for each class of shares were are as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   934,476             $  14,081,934        $  16,203,034
                                 822,308

Reinvestment of distributions    85,902               9,387                1,165,695            147,404

Shares redeemed                  (508,971)            (189,881)            (8,477,160)          (3,281,384)

Net increase (decrease)          399,239              753,982             $ 6,770,469          $ 13,069,054

CLASS T Shares sold              3,240,994            4,223,164           $  54,768,982        $  71,654,298

Reinvestment of distributions    443,632              66,953               6,006,779            1,051,227

Shares redeemed                  (2,959,321)          (1,386,617)          (48,376,793)         (23,635,629)

Net increase (decrease)          725,305              2,903,500           $ 12,398,968         $ 49,069,896

CLASS B Shares sold              2,867,874            3,302,648           $  48,151,991        $  57,223,474

Reinvestment of distributions    235,734              13,682               3,165,887            213,556

Shares redeemed                  (1,197,148)          (271,676)            (19,603,788)         (4,668,237)

Net increase (decrease)          1,906,460            3,044,654           $ 31,714,090         $ 52,768,793

CLASS C Shares sold              1,453,651            1,117,558           $  24,778,214        $  19,997,372

Reinvestment of distributions    57,370               710                  771,627              11,224

Shares redeemed                  (467,142)            (41,588)             (7,840,548)          (764,009)

Net increase (decrease)          1,043,879            1,076,680           $ 17,709,293         $ 19,244,587

INSTITUTIONAL CLASS Shares       511,162              170,926             $  8,733,321         $  2,901,545
sold

Reinvestment of distributions    18,075               3,344                245,820              52,667

Shares redeemed                  (130,140)            (142,257)            (2,176,034)          (2,208,872)

Net increase (decrease)          399,097              32,013              $ 6,803,107          $ 745,340


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR HEALTH CARE FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE -      14.17%       104.25%
INST CL

S&P 500                         20.20%       112.70%

GS Health Care                  8.20%        106.30%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV HEALTH CARE -      14.17%       27.85%
INST CL

S&P 500                         20.20%       29.64%

GS Health Care                  8.20%        28.29%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA HEALTH CARE -CL I        S&P 500
GS HEALTH CARE
             00271                       SP001
GS005
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10670.00                    10516.69
   10812.87
  1996/10/31      10430.00                    10806.74
   10714.59
  1996/11/30      10960.00                    11623.62
   11456.00
  1996/12/31      11030.00                    11393.36
   11211.23
  1997/01/31      11710.00                    12105.21
   12140.37
  1997/02/28      11850.00                    12200.12
   12322.91
  1997/03/31      11210.00                    11698.81
   11479.40
  1997/04/30      11770.00                    12397.23
   12192.08
  1997/05/31      12680.00                    13151.98
   13124.59
  1997/06/30      13620.00                    13741.19
   14149.23
  1997/07/31      14120.00                    14834.57
   14590.78
  1997/08/31      13250.00                    14003.54
   13768.10
  1997/09/30      14087.43                    14770.51
   14522.88
  1997/10/31      13965.02                    14277.18
   14348.05
  1997/11/30      14240.45                    14938.07
   14887.11
  1997/12/31      14467.59                    15194.56
   15322.92
  1998/01/31      15333.72                    15362.61
   16033.22
  1998/02/28      16167.77                    16470.56
   17070.43
  1998/03/31      16798.66                    17314.02
   17844.91
  1998/04/30      16991.13                    17488.19
   18314.30
  1998/05/31      16841.43                    17187.57
   18020.01
  1998/06/30      17761.03                    17885.73
   19053.99
  1998/07/31      17889.34                    17695.25
   19066.04
  1998/08/31      15729.36                    15136.87
   16554.54
  1998/09/30      17524.28                    16106.54
   18419.75
  1998/10/31      18040.67                    17416.64
   19244.11
  1998/11/30      18974.57                    18472.27
   20271.43
  1998/12/31      20282.02                    19536.64
   21491.50
  1999/01/31      20710.52                    20353.66
   21413.35
  1999/02/28      20512.75                    19721.07
   21147.66
  1999/03/31      20897.30                    20510.11
   21793.82
  1999/04/30      20139.19                    21304.46
   20778.64
  1999/05/31      19941.43                    20801.47
   20429.00
  1999/06/30      20919.27                    21955.95
   21294.51
  1999/07/30      20424.85                    21270.48
   20629.59
IMATRL PRASUN   SHR__CHT 19990731 19990920 131047 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $20,425 - a 104.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Health Care Index, it would have grown to $20,630 - a 106.30% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR HEALTH CARE FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Beso Sikharulidze)(photograph of Ramin Arani)

NOTE TO SHAREHOLDERS: On August 2, 1999, after the end of the period covered by this report, Ramin Arani (right) became Portfolio Manager of Fidelity Advisor Health Care Fund. The following is an interview with Beso Sikharulidze, who managed the fund during the period covered by this report, with comments from Ramin Arani.

Q. HOW DID THE FUND PERFORM, BESO?

B.S. While health care stocks held on to respectable returns, the second half of the 12-month period was a difficult time for the sector. For the 12 months that ended July 31, 1999, the fund's Institutional Class shares returned 14.17%. This performance outpaced the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned 8.20%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE RELATIVE TO THE GOLDMAN SACHS INDEX?

B.S. The fund's relative performance was helped significantly by good stock picking in the pharmaceutical and biotechnology industries. While drug companies experienced weakness during the past six months, many holdings held up fairly well given their strong product pipelines and steady sales growth. Biotech firms performed very well after years of research and development began to yield profitable new products. The fund's return compared to the Goldman Sachs index also was aided by an underweighted position in hospital stocks and health care providers that continued to struggle as pricing pressures - an inability to increase prices, which can lead to lower profit margins - and Medicare cuts negatively affected earnings.

Q. WHY DID INVESTORS SELL OFF HEALTH CARE STOCKS DURING THE PAST SIX
MONTHS?

B.S. Despite positive business fundamentals in the form of strong corporate earnings driven by innovative new drugs and an aging population with increasing demand for health care products, fund performance stalled during much of 1999, especially in the second quarter, as the market favored value and smaller-cap stocks. Investors' concerns about the loss of patent protection and increased competition for many popular drugs at the large pharmaceutical companies also hurt returns.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

B.S. Amgen, the largest biotechnology company in the U.S., performed well on continued strong sales of its two main drugs, Epogen, the company's blockbuster anemia drug, and Neupogen, its new cancer drug. Shares of VISX, the leading manufacturer of lasers used in corrective eye surgery, performed well on strong consumer demand. The fund's holdings in Johnson & Johnson also contributed to total return as the company's well-diversified line of medical products and surgical supplies held up nicely during the market sell-off of health care stocks in the second quarter.

Q. WHICH STOCKS TURNED OUT TO BE DISAPPOINTMENTS?

B.S. The large-cap drug and pharmaceutical companies, such as Eli Lilly, Warner-Lambert and Schering-Plough, hurt fund performance. Shares of these companies faltered in the second quarter due to nervousness over high valuations, a weakening product pipeline outlook and the possibility that Medicare reform could lead to government-sanctioned price controls. While the fund's position in McKesson HBOC was not significant, it detracted from total return before I could sell off the remaining shares following the discovery of accounting irregularities at its recently acquired HBO & Co. division.

Q. TURNING TO YOU, RAMIN, DO YOU ANTICIPATE ANY MAJOR CHANGES TO THE FUND'S INVESTMENT STRATEGY?

R.A. Not really. Similar to Beso's approach, I believe new product innovation is the lifeblood of the industry and drives corporate return on investment. As a result, my team of analysts and I will continue to closely examine the growth prospects of each company's product portfolio and pipeline. Of course, we'll also keep a close eye on external factors, such as Medicare reform and patent protection, which can affect the industry and individual holdings.

Q. WHAT'S YOUR OUTLOOK?

R.A. While the short-term outlook for the sector could be choppy given uncertainty in the U.S. interest-rate environment and the global economic recovery, I'm optimistic that health care stocks won't remain in the doldrums for very long. In light of favorable long-term prospects for market growth, pharmaceutical and biotechnology companies in particular should benefit from reasonable valuations, steady earnings growth and promising multi-product pipelines.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $682 million

MANAGER: Ramin Arani, since August 1999;
joined Fidelity in 1992

ADVISOR HEALTH CARE FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Lilly (Eli) & Co.               8.1

Bristol-Myers Squibb Co.        7.7

Warner-Lambert Co.              6.8

Merck & Co., Inc.               6.2

Johnson & Johnson               6.0

Schering-Plough Corp.           5.7

Abbott Laboratories             5.1

Amgen, Inc.                     4.8

Cardinal Health, Inc.           2.7

Pfizer, Inc.                    2.6

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Drugs & Pharmaceuticals         55.9%

Medical Equipment  & Supplies   26.7%

Medical Facilities Management   6.0%

Computer Services  & Software   1.8%

Drug Stores                     1.1%

All Others*                     8.5%


Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 26.7
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 1.8
Row: 1, Col: 6, Value: 1.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 8.5
* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR HEALTH CARE FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%

                                 SHARES                      VALUE (NOTE 1)

AGRICULTURE - 0.3%

Pioneer Hi-Bred                   53,800                     $ 2,091,475
International, Inc.

CHEMICALS & PLASTICS - 0.7%

Hoechst AG                        108,200                     4,594,641

COMPUTER SERVICES & SOFTWARE
- 1.8%

Allscripts, Inc.                  500                         8,000

Healtheon Corp. (a)               15,300                      768,825

IMS Health, Inc.                  253,800                     7,074,675

Shared Medical Systems Corp.      65,600                      3,927,800

                                                              11,779,300

DRUG STORES - 1.1%

CVS Corp.                         143,300                     7,129,175

DRUGS & PHARMACEUTICALS - 55.9%

Allergan, Inc.                    59,600                      5,632,200

ALZA Corp. Class A. (a)           49,400                      2,402,075

American Home Products Corp.      240,500                     12,265,500

Amgen, Inc. (a)                   418,900                     32,202,938

Banyu Pharmaceutical Co. Ltd.     33,000                      648,189

Biogen, Inc. (a)                  117,900                     8,112,994

Bristol-Myers Squibb Co.          773,400                     51,431,100

Centocor, Inc. (a)                42,600                      2,374,950

Chiron Corp. (a)                  123,600                     3,097,725

Forest Laboratories, Inc. (a)     133,100                     6,821,375

Genentech, Inc.                   31,900                      4,529,800

Genzyme Corp.                     89                          470

Genzyme Corp. (General            139,600                     7,896,125
Division)

ICN Pharmaceuticals, Inc.         8,100                       249,075

Immunex Corp. (a)                 25,700                      2,900,888

Lilly (Eli) & Co.                 822,200                     53,956,865

Medicis Pharmaceutical Corp.      133,000                     2,926,000
Class A (a)

Medimmune, Inc. (a)               31,700                      2,532,038

Merck & Co., Inc.                 616,500                     41,729,344

PE Corp. (Biosystems Group)       25,000                      1,401,563

Pfizer, Inc.                      506,200                     17,179,163

Pharmacia & Upjohn, Inc.          143,500                     7,722,094

Quintiles Transnational Corp.     237,700                     9,032,600
(a)

Rhone-Poulenc SA sponsored        40,000                      1,935,000
ADR  Class A

Schering-Plough Corp.             772,600                     37,857,400

Sepracor, Inc. (a)                16,100                      1,183,350

Shire Pharmaceuticals Group       83,050                      2,107,394
PLC ADR (a)

Takeda Chemical Industries        51,000                      2,769,271
Ltd.

Warner-Lambert Co.                688,900                     45,467,400

Watson Pharmaceuticals, Inc.      52,300                      1,801,081
(a)

Yamanouchi Pharmaceutical Co.     61,000                      2,827,673
Ltd.

                                                              372,993,640



                                 SHARES                      VALUE (NOTE 1)

ELECTRONIC INSTRUMENTS - 0.6%

Beckman Coulter, Inc.             15,300                     $ 735,356

Waters Corp. (a)                  53,600                      3,202,600

                                                              3,937,956

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Mettler-Toledo International,     110,900                     3,209,169
Inc. (a)

INSURANCE - 1.0%

CIGNA Corp.                       78,100                      6,887,444

MEDICAL EQUIPMENT & SUPPLIES
- 26.7%

Abbott Laboratories               787,600                     33,817,575

AmeriSource Health Corp.          160,200                     4,485,600
Class A (a)

Bard (C.R.), Inc.                 100                         4,863

Baxter International, Inc.        246,300                     16,917,731

Becton, Dickinson & Co.           169,800                     4,658,888

Biomet, Inc.                      176,600                     6,423,825

Boston Scientific Corp. (a)       240,800                     9,767,450

Cardinal Health, Inc.             269,006                     18,359,660

Guidant Corp.                     273,500                     16,016,844

Johnson & Johnson                 434,900                     40,065,163

Mallinckrodt, Inc.                700                         23,713

Medtronic, Inc.                   174,414                     12,568,709

Resmed, Inc. (a)                  33,500                      954,750

St. Jude Medical, Inc. (a)        72,500                      2,696,094

Stryker Corp.                     12,200                      744,200

Sybron International, Inc. (a)    51,800                      1,544,288

VISX, Inc. (a)                    76,500                      7,745,625

Xomed Surgical Products, Inc.     34,700                      1,581,019
(a)

                                                              178,375,997

MEDICAL FACILITIES MANAGEMENT
- 6.0%

Columbia/HCA Healthcare Corp.     579,900                     12,902,775

Express Scripts, Inc. Class A     76,300                      5,312,388
(a)

Foundation Health Systems,        34,600                      525,488
Inc.  Class A (a)

Health Management Associates,     174,700                     1,441,275
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             221,500                     2,713,375

Lincare Holdings, Inc. (a)        57,200                      1,716,000

Renal Care Group, Inc. (a)        6,700                       150,331

Trigon Healthcare, Inc. (a)       40,400                      1,408,950

United HealthCare Corp.           182,900                     11,156,900

Universal Health Services,        26,700                      1,136,419
Inc. Class B (a)

Wellpoint Health Networks,        22,900                      1,880,663
Inc. (a)

                                                              40,344,564

SERVICES - 0.1%

Gartner Group, Inc. Class B       33,044                      714,577
(a)

TOTAL COMMON STOCKS                                           632,057,938
(Cost $578,054,550)

CASH EQUIVALENTS - 5.3%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     35,223,368                 $ 35,223,368
(Cost $35,223,368)

TOTAL INVESTMENT IN                                          $ 667,281,306
SECURITIES - 100%
(Cost $613,277,918)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $613,988,601. Net unrealized appreciation aggregated $53,292,705, of which $74,936,974 related to appreciated investment securities and $21,644,269 related to depreciated investment securities.

The fund hereby designates approximately $1,568,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 29%, 31%, 32% 30% and 27% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR HEALTH CARE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 667,281,306
value  (cost $613,277,918) -
 See accompanying schedule

Receivable for investments                   14,972,924
sold

Receivable for fund shares                   3,568,304
sold

Dividends receivable                         383,232

Interest receivable                          231,754

Other receivables                            583

Investment of cash collateral                2,034,900
received for securities
loaned

 TOTAL ASSETS                                688,473,003

LIABILITIES

Payable for investments        $ 1,690,815
purchased

Payable for fund shares         798,911
redeemed

Accrued management fee          335,577

Distribution fees payable       400,493

Other payables and accrued      275,321
expenses

Collateral on securities        2,034,900
loaned, at value

 TOTAL LIABILITIES                           5,536,017

NET ASSETS                                  $ 682,936,986

Net Assets consist of:

Paid in capital                             $ 614,521,861

Accumulated undistributed net                14,411,636
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  54,003,489
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 682,936,986

CALCULATION OF MAXIMUM                       $18.52
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($66,142,417 (divided
by)     3,572,301 shares)

 Maximum offering price per                  $19.65
share    (100/94.25 of
$18.52)

 CLASS T:  NET ASSET VALUE                   $18.40
and redemption     price per
share ($248,441,710
(divided by) 13,503,932
shares)

 Maximum offering price per                  $19.07
share    (100/96.50 of
$18.40)

 CLASS B:  NET ASSET VALUE                   $18.16
and offering price     per
share ($225,441,321 (divided
by)     12,414,248 shares) A

 CLASS C:  NET ASSET VALUE                   $18.17
and offering price     per
share ($109,371,519 (divided
by)     6,018,219 shares) A

 INSTITUTIONAL CLASS:  NET                   $18.59
ASSET VALUE, offering price
  and redemption price per
share     ($33,540,019
(divided by) 1,804,038
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                             $ 3,484,900
Dividends

Interest (including income on                  1,824,191
securities loaned of $720)

 TOTAL INCOME                                  5,309,091

EXPENSES

Management fee                   $ 2,532,771

Transfer agent fees               1,165,303

Distribution fees                 2,901,899

Accounting and security           206,426
lending fees

Non-interested trustees'          1,270
compensation

Custodian fees and expenses       19,583

Registration fees                 233,032

Audit                             31,330

Legal                             3,157

 Total expenses before            7,094,771
reductions

 Expense reductions               (108,674)    6,986,097

NET INVESTMENT INCOME (LOSS)                   (1,677,006)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            16,393,623

 Foreign currency transactions    (1,038)      16,392,585

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            24,413,912

 Assets and liabilities in        148          24,414,060
foreign currencies

NET GAIN (LOSS)                                40,806,645

NET INCREASE (DECREASE) IN                    $ 39,129,639
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (1,677,006)             $ (517,467)
income (loss)

 Net realized gain (loss)       16,392,585                10,419,090

 Change in net unrealized       24,414,060                19,983,044
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     39,129,639                29,884,667
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (5,527,534)               (5,317,653)
from net realized gains

Share transactions - net        416,927,170               138,185,326
increase (decrease)

Redemption fees                 201,576                   63,702

  TOTAL INCREASE (DECREASE)     450,730,851               162,816,042
IN NET ASSETS

NET ASSETS

 Beginning of period            232,206,135               69,390,093

 End of period                 $ 682,936,986             $ 232,206,135


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.70   $ 14.10   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00       (.03)     (.02)

Net realized and unrealized       2.20      3.50      4.12
gain (loss)

Total from investment             2.20      3.47      4.10
operations

Less Distributions

From net realized gain            (.39)     (.88)     -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 18.52   $ 16.70   $ 14.10

TOTAL RETURN B, C                 13.80%    26.47%    41.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 66,142  $ 20,902  $ 5,488
(000 omitted)

Ratio of expenses to average      1.23%     1.38%     1.75% A, F
net assets

Ratio of expenses to average      1.21% G   1.36% G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           .01%      (.18)%    (.18)% A
income (loss) to average net
assets

Portfolio turnover                98%       85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.61    $ 14.05    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)      (.05)      (.04)

Net realized and unrealized       2.19       3.47       4.09
gain (loss)

Total from investment             2.15       3.42       4.05
operations

Less Distributions

From net realized gain            (.37)      (.87)      -

Redemption fees added to paid     .01        .01        -
in capital

Net asset value, end of period   $ 18.40    $ 16.61    $ 14.05

TOTAL RETURN B, C                 13.54%     26.17%     40.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 248,442  $ 124,652  $ 50,868
(000 omitted)

Ratio of expenses to average      1.46%      1.54%      1.97% A
net assets

Ratio of expenses to average      1.43% F    1.52% F    1.96% A, F
net assets after expense
reductions

Ratio of net investment           (.21)%     (.31)%     (.39)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%        67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.47    $ 14.01   $ 11.88
period

Income from Investment
Operations

Net investment income (loss) D    (.13)      (.14)     (.05)

Net realized and unrealized       2.17       3.45      2.18
gain (loss)

Total from investment             2.04       3.31      2.13
operations

Less Distributions

From net realized gain            (.36)      (.86)     -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 18.16    $ 16.47   $ 14.01

TOTAL RETURN B, C                 12.96%     25.40%    17.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 225,441  $ 57,074  $ 6,159
(000 omitted)

Ratio of expenses to average      1.98%      2.13%     2.50% A, F
net assets

Ratio of expenses to average      1.96% G    2.12% G   2.49% A, G
net assets after expense
reductions

Ratio of net investment           (.73)%     (.95)%    (.99)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%       67% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.49    $ 13.85
period

Income from Investment
Operations

Net investment income (loss) D    (.12)      (.12)

Net realized and unrealized       2.17       3.39
gain (loss)

Total from investment             2.05       3.27
operations

Less Distributions

From net realized gain            (.38)      (.63)

Redemption fees added to paid     .01        -
in capital

Net asset value, end of period   $ 18.17    $ 16.49

TOTAL RETURN B, C                 13.04%     24.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 109,372  $ 19,154
(000 omitted)

Ratio of expenses to average      1.95%      2.18% A
net assets

Ratio of expenses to average      1.92% F    2.17% A, F
net assets after expense
reductions

Ratio of net investment           (.70)%     (1.06)% A
income (loss) to average net
assets

Portfolio turnover                98%        85%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.73   $ 14.12   $ 10.00
period

Income from Investment
Operations

Net investment income D           .05       .03       .01

Net realized and unrealized       2.21      3.47      4.11
gain (loss)

Total from investment             2.26      3.50      4.12
operations

Less Distributions

From net realized gain            (.41)     (.90)     -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 18.59   $ 16.73   $ 14.12

TOTAL RETURN B, C                 14.17%    26.70%    41.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 33,540  $ 10,424  $ 6,875
(000 omitted)

Ratio of expenses to average      .97%      1.07%     1.50% A, F
net assets

Ratio of expenses to average      .95% G    1.04% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           .28%      .17%      .08% A
income to average net assets

Portfolio turnover                98%       85%       67% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $762,266,590 and $393,939,574, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 100,672    $ 94

CLASS T    931,115      2,164

CLASS B    1,301,195    976,391

CLASS C    568,917      520,192

          $ 2,901,899  $ 1,498,841

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 551,172    $ 279,771

CLASS T    800,447      310,755

CLASS B    321,313      321,313 *

CLASS C    43,426       43,426 *

          $ 1,716,358  $ 955,265

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 115,697    .29

CLASS T                 479,933     .26

CLASS B                 371,537     .29

CLASS C                 143,058     .25

INSTITUTIONAL CLASS     55,078      .28

                       $ 1,165,303

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $48,795 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balances during the period for which loans were outstanding amounted to $26,195,500 . The weighted average interest rate was 4.84%. Interest earned from the interfund lending program amounted to $7,046 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,058,875. The fund received cash collateral of $2,034,900 which was invested in the Central Cash Collateral Fund.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $105,135 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,539 under this arrangement.

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        YEARS ENDED JULY 31,

                        1999                  1998 A

FROM NET REALIZED GAIN

Class A                 $ 506,267             $ 420,044

Class T                  2,852,284             3,806,901

Class B                  1,389,695             709,849

Class C                  512,786               21,184

Institutional Class      266,502               359,675

Total                   $ 5,527,534           $ 5,317,653

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

10. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   953,100             $ 52,957,834         $ 14,712,053
                                 2,923,295

Reinvestment of distributions    30,315               29,113               451,389              382,670

Shares redeemed                  (633,263)            (119,595)            (11,335,392)         (1,797,313)

Net increase (decrease)          2,320,347            862,618             $ 42,073,831         $ 13,297,410

CLASS T Shares sold              9,152,907            5,008,211           $ 163,138,613        $ 75,539,497

Reinvestment of distributions    182,634              273,667              2,706,621            3,586,347

Shares redeemed                  (3,336,370)          (1,398,051)          (58,873,247)         (21,017,135)

Net increase (decrease)          5,999,171            3,883,827           $ 106,971,987        $ 58,108,709

CLASS B Shares sold              10,129,553           3,319,731           $ 180,199,139        $ 50,883,606

Reinvestment of distributions    81,573               49,154               1,199,114            640,560

Shares redeemed                  (1,262,369)          (343,006)            (22,344,687)         (5,148,858)

Net increase (decrease)          8,948,757            3,025,879           $ 159,053,566        $ 46,375,308

CLASS C Shares sold              5,638,208            1,191,803           $ 101,276,858        $ 18,640,101

Reinvestment of distributions    26,607               1,455                391,120              18,904

Shares redeemed                  (807,853)            (32,001)             (14,456,971)         (510,296)

Net increase (decrease)          4,856,962            1,161,257           $ 87,211,007         $ 18,148,709

INSTITUTIONAL CLASS Shares       1,586,418            342,040             $ 28,856,815         $ 5,185,579
sold

Reinvestment of distributions    16,379               27,158               244,208              357,509

Shares redeemed                  (421,646)            (233,192)            (7,484,244)          (3,287,898)

Net increase (decrease)          1,181,151            136,006             $ 21,616,779         $ 2,255,190


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL -  INST CL    21.95%       81.17%        236.81%

S&P 500                            20.20%       220.67%       396.75%

GS Natural Resources               22.86%       n/a           n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. You can compare Institutional Class' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV NATURAL -  INST CL    21.95%       12.62%        12.91%

S&P 500                            20.20%       26.25%        17.38%

GS Natural Resources               22.86%       n/a           n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA NATURAL RESOURCES-CL I   S&P 500
             00686                       SP001
  1989/07/31      10000.00                    10000.00
  1989/08/31      10299.31                    10196.00
  1989/09/30      10023.02                    10154.20
  1989/10/31       9669.99                     9918.62
  1989/11/30      10099.77                    10120.96
  1989/12/31      10871.74                    10363.86
  1990/01/31      10185.98                     9668.45
  1990/02/28      10662.66                     9793.17
  1990/03/31      10863.37                    10052.69
  1990/04/30      10294.70                     9801.37
  1990/05/31      11340.06                    10757.01
  1990/06/30      11197.89                    10683.86
  1990/07/31      11749.84                    10649.67
  1990/08/31      11440.41                     9686.94
  1990/09/30      11080.81                     9215.19
  1990/10/31      10286.34                     9175.56
  1990/11/30      10453.59                     9768.30
  1990/12/31      10297.49                    10040.84
  1991/01/31      10637.26                    10478.62
  1991/02/28      12170.55                    11227.84
  1991/03/31      11883.06                    11499.55
  1991/04/30      11944.04                    11527.15
  1991/05/31      12519.03                    12025.12
  1991/06/30      11795.94                    11474.37
  1991/07/31      12187.98                    12009.08
  1991/08/31      12501.61                    12293.69
  1991/09/30      12013.74                    12088.39
  1991/10/31      12292.52                    12250.37
  1991/11/30      11299.36                    11756.68
  1991/12/31      11787.41                    13101.65
  1992/01/31      12519.43                    12857.96
  1992/02/29      12800.98                    13025.11
  1992/03/31      12481.89                    12771.12
  1992/04/30      12941.75                    13146.59
  1992/05/31      13288.99                    13211.01
  1992/06/30      12857.29                    13014.17
  1992/07/31      13373.46                    13546.45
  1992/08/31      13176.37                    13268.74
  1992/09/30      13307.76                    13425.32
  1992/10/31      13026.22                    13472.30
  1992/11/30      13195.14                    13931.71
  1992/12/31      13359.24                    14103.07
  1993/01/31      13787.49                    14221.54
  1993/02/28      14173.96                    14414.95
  1993/03/31      15114.01                    14719.10
  1993/04/30      15928.73                    14362.90
  1993/05/31      16712.11                    14747.83
  1993/06/30      16941.90                    14790.60
  1993/07/31      16712.11                    14731.43
  1993/08/31      17673.05                    15289.75
  1993/09/30      17579.05                    15172.02
  1993/10/31      18372.87                    15486.08
  1993/11/30      17683.50                    15338.97
  1993/12/31      18427.60                    15524.57
  1994/01/31      19548.05                    16052.40
  1994/02/28      18938.87                    15617.38
  1994/03/31      17774.91                    14936.47
  1994/04/30      18068.62                    15127.65
  1994/05/31      18307.94                    15375.75
  1994/06/30      17981.59                    14999.04
  1994/07/31      18590.77                    15491.01
  1994/08/31      19493.66                    16126.14
  1994/09/30      19395.75                    15731.05
  1994/10/31      19102.04                    16085.00
  1994/11/30      17851.05                    15499.18
  1994/12/31      18007.58                    15729.04
  1995/01/31      17653.84                    16136.89
  1995/02/28      18173.39                    16765.74
  1995/03/31      19190.40                    17260.50
  1995/04/30      19975.26                    17768.82
  1995/05/31      20251.62                    18479.04
  1995/06/30      20826.44                    18908.31
  1995/07/31      21710.79                    19535.31
  1995/08/31      22053.48                    19584.34
  1995/09/30      22219.29                    20410.80
  1995/10/31      21301.78                    20337.94
  1995/11/30      22385.11                    21230.77
  1995/12/31      23204.30                    21639.68
  1996/01/31      24084.90                    22376.29
  1996/02/29      24679.59                    22583.72
  1996/03/31      25434.39                    22801.20
  1996/04/30      26921.11                    23137.29
  1996/05/31      27412.87                    23734.00
  1996/06/30      27241.32                    23824.43
  1996/07/31      25754.60                    22771.86
  1996/08/31      26921.11                    23252.12
  1996/09/30      28087.61                    24560.75
  1996/10/31      28785.23                    25238.14
  1996/11/30      30260.51                    27145.89
  1996/12/31      30333.67                    26608.13
  1997/01/31      30821.54                    28270.60
  1997/02/28      28809.06                    28492.25
  1997/03/31      28065.05                    27321.50
  1997/04/30      27955.27                    28952.59
  1997/05/31      30504.42                    30715.23
  1997/06/30      30419.05                    32091.27
  1997/07/31      32224.19                    34644.77
  1997/08/31      32431.53                    32703.97
  1997/09/30      34778.88                    34495.17
  1997/10/31      32657.89                    33343.03
  1997/11/30      29925.07                    34886.48
  1997/12/31      30200.29                    35485.48
  1998/01/31      29392.65                    35877.95
  1998/02/28      30445.47                    38465.47
  1998/03/31      31786.75                    40435.28
  1998/04/30      33012.64                    40842.06
  1998/05/31      31325.23                    40139.99
  1998/06/30      30027.23                    41770.47
  1998/07/31      27618.70                    41325.62
  1998/08/31      22181.50                    35350.76
  1998/09/30      26606.16                    37615.33
  1998/10/31      26757.33                    40674.96
  1998/11/30      25714.25                    43140.27
  1998/12/31      25411.90                    45626.01
  1999/01/31      23733.90                    47534.09
  1999/02/28      23053.63                    46056.73
  1999/03/31      27815.53                    47899.46
  1999/04/30      32622.78                    49754.61
  1999/05/31      31458.76                    48579.90
  1999/06/30      33227.46                    51276.09
  1999/07/30      33680.98                    49675.25
IMATRL PRASUN   SHR__CHT 19990731 19990816 120429 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources - Institutional Class on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $33,681 - a 236.81% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $49,675 - a 396.75% increase. (The Goldman Sachs Natural Resources Index does not extend as far back as the fund's start date, and therefore cannot be used for this comparison.)

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR NATURAL RESOURCES FUND
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Larry Rakers)(photograph of Scott Offen)

NOTE TO SHAREHOLDERS: On September 1, 1999, after the period covered by this report, Scott Offen (right) became Portfolio Manager of Fidelity Advisor Natural Resources Fund. The following is an interview with Larry Rakers, who managed the fund during the period covered by this report, with comments from Scott Offen on his outlook.

Q. HOW DID THE FUND PERFORM, LARRY?

L.R. The fund experienced a dramatic recovery since I wrote to shareholders six months ago. For the 12 months that ended July 31, 1999, the fund's Institutional Class shares returned 21.95%. In comparison, the fund slightly lagged the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resources sector - which returned 22.86%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE GOLDMAN SACHS INDEX?

L.R. In hindsight, I was a bit early in my prediction that oil prices and commodity prices were poised to rebound. While the fund's more aggressive strategy worked well later in the period as oil prices rebounded, the fund underperformed during the first six months of the 12-month period because I allocated a larger percentage of assets to smaller integrated oil companies, energy services companies and drillers. These companies are more sensitive to oil prices, which were still declining in the second half of 1998.

Q. WHAT SPARKED THE DRAMATIC RALLY IN NATURAL RESOURCES STOCKS IN
1999?

L.R. There were a number of factors at work. First and foremost, we saw the price of oil rebound from a 12-year low of under $11 a barrel in December 1998 to approximately $20 a barrel toward the end of the period. Much of this increase was due to a favorable supply and demand equation. On the supply side, OPEC announced a significant production cutback in March. In addition, the remainder of the oil industry had significantly cut back on exploration and production efforts as the price of oil continued to slide last year. On the demand side, we experienced a rebound in Asia and stable global demand. This was just enough to create a squeeze on supply and set the stage for a recovery in most commodity prices.

Q. DID YOU MAKE ANY CHANGES TO THE FUND'S STRATEGY TO TAKE ADVANTAGE OF THE RECOVERY IN OIL PRICES AND TO PROTECT THE FUND'S GAINS?

L.R. The fund was positioned very aggressively to take advantage of increasing oil prices toward the beginning of the year. Since then, I made some minor adjustments to the portfolio; however, I didn't make significant changes to the fund's strategy because I believed many of the stocks in the sector had not fully priced in the increase in oil prices. As a result, even if energy prices remain stable, these stocks could have room to grow. While the fund's allocation of energy services and integrated oil companies remained steady, I looked more closely at oil refineries and natural gas companies, which appear to be undervalued given the favorable supply and demand outlook.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

L.R. Mobil, the fund's largest holding, continued to perform well due to cost-cutting benefits and its merger with Exxon. Halliburton, one of the fund's top holdings, was also one of the fund's top contributors. This leading oil services company benefited from the recovery in oil prices and the group's sensitivity to the price swings of oil. Baker Hughes was another energy services company that rallied alongside Halliburton as investors anticipated a pickup in exploration and pro-duction. In the metals and mining group, Alcoa was a key contributor. Shares of Alcoa rallied dramatically as global demand for commodities improved, and aluminum was one of the hottest commodities.

Q. WHICH STOCKS HURT FUND PERFORMANCE?

L.R. Greenstone Resources was a disappointment for the fund. This gold mining company ran into some operational problems and a deteriorating business outlook. Another detractor was Tosco, the fifth-largest U.S. petroleum refinery. Shares of Tosco declined along with most of the refinery group due to a glut of refined products and excess supply of gasoline.

Q. SCOTT, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

S.O. While it is difficult to predict the strength of the global economy, my feeling is that worldwide economic activity will remain steady; there are a number of overseas economies recovering from recessions, Asia seems to be turning the corner to recovery and Europe looks steady. While U.S. economic growth is in question due to potentially higher domestic interest rates, I don't think it will lead to a global slowdown. Since commodity prices are heavily dependent upon global demand, I'm fairly optimistic about the outlook for natural resources stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.

(checkmark)FUND FACTS

START DATE: December 29, 1987

SIZE: as of July 31, 1999, more than $352 million

MANAGER: Scott Offen, since September 1999;
joined Fidelity in 1985

ADVISOR NATURAL RESOURCES FUND

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Mobil Corp.                     8.3

USX-Marathon Group              6.0

Schlumberger Ltd.               4.5

Halliburton Co.                 4.2

Alcoa, Inc.                     3.7

Chevron Corp.                   3.4

Texaco, Inc.                    3.4

Amerada Hess Corp.              3.1

Exxon Corp.                     3.1

Baker Hughes, Inc.              2.3

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Oil & Gas         56.9%

Energy Services   24.4%

Metals & Mining   7.4%

Gas               3.4%

Precious Metals   3.1%

All Others*       4.8%


Row: 1, Col: 1, Value: 56.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.4
Row: 1, Col: 4, Value: 7.4
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 3.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.6

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR NATURAL RESOURCES FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.7%

                                 SHARES                      VALUE (NOTE 1)

AUTOS, TIRES, & ACCESSORIES -
0.3%

Barrett Resources Corp. (a)       22,000                     $ 884,125

CHEMICALS & PLASTICS - 1.0%

E.I. du Pont de Nemours and       50,000                      3,603,125
Co.

ELECTRIC UTILITY - 0.2%

Calpine Corp. (a)                 7,500                       563,906

Illinova Corp.                    9,300                       305,738

                                                              869,644

ENERGY SERVICES - 24.4%

Baker Hughes, Inc.                234,650                     8,168,753

BJ Services Co. (a)               240,000                     7,335,000

Bonus Resource Services Corp.     185,000                     399,157
(a)

ENSCO International, Inc.         325,000                     6,642,188

Global Marine, Inc. (a)           159,600                     2,673,300

Halliburton Co.                   319,900                     14,755,388

Helmerich & Payne, Inc.           109,400                     2,796,538

Lone Star Technologies, Inc.      5,000                       85,000
(a)

Marine Drilling Companies,        173,650                     2,593,897
Inc. (a)

McDermott International, Inc.     40,000                      1,127,500

Nabors Industries, Inc. (a)       150,000                     3,496,875

Noble Drilling Corp. (a)          280,000                     6,352,500

Precision Drilling Corp.          40,000                      914,824
Class A (a)

Rowan Companies, Inc. (a)         40,000                      752,500

Santa Fe International Corp.      73,200                      1,528,050

Schlumberger Ltd.                 265,500                     16,079,344

Smith International, Inc. (a)     120,500                     5,226,688

Tesco Corp. (a)                   15,000                      105,557

Tidewater, Inc.                   40,000                      1,322,500

Tuboscope, Inc. (a)               189,500                     2,842,500

Unit Corp. (a)                    60,000                      468,750

UTI Energy Corp. (a)              65,000                      1,080,625

                                                              86,747,434

GAS - 3.4%

Dynegy, Inc.                      114,400                     2,745,600

K N Energy, Inc.                  225,000                     4,387,500

Ocean Energy, Inc. (a)            437,200                     4,836,525

                                                              11,969,625

METALS & MINING - 7.4%

Alcan Aluminium Ltd.              20,000                      602,802

Alcoa, Inc.                       221,800                     13,280,275

Breakwater Resources Ltd. (a)     725,500                     1,550,893

Cameco Corp.                      700                         12,547

Camphor Ventures, Inc. (a)(d)     585,900                     369,518

Columbia Metals Ltd. (a)          526,300                     97,832

Cominco Ltd.                      62,000                      1,029,011

Cyprus Amax Minerals Co.          110,700                     1,452,938

Freeport-McMoRan Copper &         99,000                      1,571,625
Gold, Inc.



                                 SHARES                      VALUE (NOTE 1)

Freeport-McMoRan Copper &         55,000                     $ 928,125
Gold, Inc. Class B

Inco Ltd.                         94,700                      1,669,179

Phelps Dodge Corp.                10,000                      593,125

Reynolds Metals Co.               48,000                      2,718,000

Rio Algom Ltd.                    29,800                      445,130

                                                              26,321,000

OIL & GAS - 56.9%

Alberta Energy Co. Ltd.           85,700                      2,631,365

Amerada Hess Corp.                183,900                     10,884,581

Anadarko Petroleum Corp.          111,500                     4,257,906

Apache Corp.                      115,000                     4,880,313

Atlantic Richfield Co.            34,000                      3,062,125

Basin Exploration, Inc. (a)       65,000                      1,365,000

Bellator Exploration, Inc. (a)    287,000                     314,380

Benton Oil & Gas Co. (a)          150,000                     412,500

British-Borneo Oil & Gas PLC      405,400                     1,493,119

Cabot Oil & Gas Corp. Class A     35,000                      632,188

Canada Occidental Petroleum       116,800                     2,202,164
Ltd.

Canadian Hunter Exploration       71,200                      1,148,616
Ltd.

Canadian Natural Resources        74,700                      1,579,496
Ltd. (a)

Chevron Corp.                     133,200                     12,154,500

Compagnie Generale de             35,000                      389,375
Geophysique SA sponsored ADR
(a)

Comstock Resources, Inc. (a)      50,000                      225,000

Cooper Cameron Corp. (a)          22,200                      804,750

Crestar Energy, Inc. (a)          132,100                     1,745,197

EEX Corp. (a)                     75,000                      375,000

Elf Aquitaine SA sponsored ADR    22,100                      1,890,931

Encal Energy Ltd. (a)             70,000                      355,507

Enron Oil & Gas Co.               49,500                      1,058,063

Ensign Resource Service           25,000                      568,446
Group, Inc.

Exxon Corp.                       136,900                     10,866,438

Forest Oil Corp. (a)              20,000                      297,500

Frontier Oil Corp. (a)            901,100                     5,913,469

Gulf Canada Resources Ltd. (a)    163,400                     667,138

Gulfstream Resources Canada       50,000                      96,926
Ltd.

Imperial Oil Ltd.                 70,000                      1,398,792

Kerr-McGee Corp.                  123,630                     6,366,945

Louis Dreyfus Natural Gas         99,500                      1,902,938
Corp. (a)

Magnum Hunter Resources, Inc.     213,800                     761,663

Magnum Hunter Resources, Inc.     44,566                      22,283
 warrants 7/1/02 (a)

Mobil Corp.                       289,100                     29,560,465

Murphy Oil Corp.                  20,500                      1,014,750

Newport Petroleum Corp. (a)       115,000                     366,461

Noble Affiliates, Inc.            20,000                      585,000

Novus Petroleum Ltd. (a)          500,000                     575,914

Nuevo Energy Co. (a)              160,000                     2,510,000

Penn West Petroleum Ltd. (a)      37,800                      715,196

Pennaco Energy, Inc. (a)          25,000                      289,063

Petro-Canada                      250,000                     3,684,525

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

OIL & GAS - CONTINUED

Petroleum Geo-Services ASA        17,000                     $ 340,000
sponsored ADR (a)

Pioneer Natural Resources Co.     220,000                     2,557,500

Plains Resources, Inc. (a)        215,200                     4,075,350

Pogo Producing Co.                30,000                      571,875

Premier Oil PLC (a)               2,250,000                   775,758

Prima Energy Corp. (a)            15,000                      367,500

Range Resources Corp.             120,000                     757,500

Ranger Oil Ltd. (a)               90,000                      385,381

Remington Oil & Gas Corp. (a)     79,200                      400,950

Rio Alto Exploration Ltd. (a)     114,300                     1,885,650

Santa Fe Snyder Corp. (a)         475,435                     4,397,774

Shell Transport & Trading Co.     188,800                     1,520,232
PLC (Reg.)

St. Mary Land & Exploration       24,300                      640,913
Co.

Suncor Energy, Inc.               93,400                      3,807,183

Sunoco, Inc.                      110,000                     3,355,000

Swift Energy Co. (a)              95,000                      991,563

Talisman Energy, Inc. (a)         89,100                      2,635,202

Texaco, Inc.                      193,800                     12,076,163

Titan Exploration, Inc. (a)       121,300                     629,244

Tom Brown, Inc. (a)               10,000                      152,500

Tosco Corp.                       115,000                     3,033,125

Ulster Petroleums Ltd. (a)        88,100                      900,710

Ultramar Diamond Shamrock         39,000                      921,375
Corp.

Union Pacific Resources           149,000                     2,654,063
Group, Inc.

Upton Resources, Inc. (a)         155,000                     288,123

USX-Marathon Group                705,000                     21,414,375

Valero Energy Corp.               55,000                      1,175,625

Vastar Resources, Inc.            2,500                       163,438

Vintage Petroleum, Inc.           259,700                     3,083,938

Weatherford International,        95,600                      3,746,325
Inc. (a)

Wiser Oil Co.                     45,000                      132,188

                                                              201,862,511

PRECIOUS METALS - 3.1%

Agnico-Eagle Mines Ltd.           20,000                      107,548

Greenstone Resources Ltd. (a)     266,395                     24,760

Greenstone Resources Ltd.         50,700                      1,683
warrants 2/28/02 (a)

Meridian Gold, Inc. (a)           594,800                     2,744,380

Mountain Province Mining,         194,700                     420,086
Inc. (a)

Newmont Mining Corp.              40,000                      740,000

Pan American Silver Corp. (a)     59,600                      336,321

Placer Dome, Inc.                 319,910                     3,281,292

Repadre Capital Corp. (a)         38,500                      61,342

Stillwater Mining Co. (a)         140,900                     3,187,863

TVI Pacific, Inc. (a)(c)          999,200                     36,484

William Resources, Inc.           1,029,000                   7
warrants 2/15/03 (a)(c)

                                                              10,941,766



                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Newpark Resources, Inc. (a)       15,000                     $ 142,500

TOTAL COMMON STOCKS                                           343,341,730
(Cost $291,924,788)

CASH EQUIVALENTS - 3.3%



Taxable Central Cash Fund (b)     11,707,060                  11,707,060
(Cost $11,707,060)

TOTAL INVESTMENT IN                                         $ 355,048,790
SECURITIES - 100%
(Cost $303,631,848)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,491 or 0.0% of net assets.

(d) Affiliated company

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    82.0%

Canada                      11.6

Netherlands Antilles        4.5

United Kingdom              1.0

Others (individually less     0.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $307,095,906. Net unrealized appreciation aggregated $47,952,884, of which $58,251,704 related to appreciated investment securities and $10,298,820 related to depreciated investment securities.

The fund hereby designates approximately $12,754,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At July 31, 1999, the fund had a capital loss carryforward of approximately $21,051,000, all of which will expire on July 31, 2007.

The fund intends to elect to defer to its fiscal year ending July 31, 2000 approximately $26,387,000 of losses recognized during the period November 1, 1998 to July 31, 1999.

A total of 100% of Class A's, Class T's, Class B's, Class C's and
Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deduction for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of applicable percentages for use in preparing 1999 income tax returns.

ADVISOR NATURAL RESOURCES FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                $ 355,048,790
value  (cost $303,631,848) -
 See accompanying schedule

Cash                                         56,953

Receivable for investments                   2,966,422
sold

Receivable for fund shares                   406,945
sold

Dividends receivable                         451,905

Interest receivable                          47,615

Other receivables                            11,077

 TOTAL ASSETS                                358,989,707

LIABILITIES

Payable for investments        $ 5,255,644
purchased

Payable for fund shares         1,013,452
redeemed

Accrued management fee          171,680

Distribution fees payable       167,835

Other payables and accrued      104,343
expenses

 TOTAL LIABILITIES                           6,712,954

NET ASSETS                                  $ 352,276,753

Net Assets consist of:

Paid in capital                             $ 351,815,433

Undistributed net investment                 28,075
income

Accumulated undistributed net                (50,983,594)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  51,416,839
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 352,276,753

CALCULATION OF MAXIMUM                       $21.98
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($7,800,611 (divided
by)     354,899 shares)

 Maximum offering price per                  $23.32
share    (100/94.25 of
$21.98)

 CLASS T:  NET ASSET VALUE                   $22.21
and redemption     price per
share ($283,419,019 (divided
by)   12,763,495 shares)

 Maximum offering price per                  $23.02
share    (100/96.50 of
$22.21)

 CLASS B:  NET ASSET VALUE                   $21.78
and offering price     per
share ($47,791,691 (divided
by)     2,193,931 shares) A

 CLASS C:  NET ASSET VALUE                   $21.92
and offering price     per
share ($8,760,716 (divided
by)     399,724 shares) A

 INSTITUTIONAL CLASS:  NET                   $22.28
ASSET VALUE, offering price
  and redemption price per
share     ($4,504,716
(divided by) 202,223 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                   YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                               $ 4,628,593
Dividends

Interest                                         663,691

 TOTAL INCOME                                    5,292,284

EXPENSES

Management fee                   $ 1,929,614

Transfer agent fees               874,663

Distribution fees                 1,837,461

Accounting fees and expenses      192,837

Non-interested trustees'          1,371
compensation

Custodian fees and expenses       58,829

Registration fees                 74,086

Audit                             12,620

Legal                             3,524

Miscellaneous                     3,207

 Total expenses before            4,988,212
reductions

 Expense reductions               (159,813)      4,828,399

NET INVESTMENT INCOME                            463,885

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (50,830,752)
(including   realized loss
of $2,307,089 on   sales of
investments in affiliated
issuers)

 Foreign currency transactions    (458,742)      (51,289,494)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            105,699,867

 Assets and liabilities in        (21,272)       105,678,595
foreign currencies

NET GAIN (LOSS)                                  54,389,101

NET INCREASE (DECREASE) IN                      $ 54,852,986
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ 463,885                 $ 337,282
income

 Net realized gain (loss)       (51,289,494)              53,995,953

 Change in net unrealized       105,678,595               (134,840,866)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     54,852,986                (80,507,631)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (178,918)                 (30,726)
From net investment income

 From net realized gain         (13,935,776)              (102,298,827)

 TOTAL DISTRIBUTIONS            (14,114,694)              (102,329,553)

Share transactions - net        (88,632,291)              (110,795,873)
increase (decrease)

Redemption fees                 104,288                   157,401

  TOTAL INCREASE (DECREASE)     (47,789,711)              (293,475,656)
IN NET ASSETS

NET ASSETS

 Beginning of period            400,066,464               693,542,120

 End of period (including      $ 352,276,753             $ 400,066,464
undistributed net investment
income of $28,075 and
$259,207, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.94   $ 26.16    $ 25.11      $ 23.65
period

Income from Investment
Operations

Net investment income (loss) D    .07       .06        (.05)        (.00)

Net realized and unrealized       3.71      (3.33)     2.81         1.46
gain (loss)

Total from investment             3.78      (3.27)     2.76         1.46
operations

Less Distributions

From net investment income        (.04) I   -          (.10)        -

In excess of net investment       -         -          (.04)        -
income

From net realized gain            (.71) I   (3.96)     (1.57)       -

Total distributions               (.75)     (3.96)     (1.71)       -

Redemption fees added to paid     .01       .01        -            -
in capital

Net asset value, end of period   $ 21.98   $ 18.94    $ 26.16      $ 25.11

TOTAL RETURN B, C                 21.48%    (14.61)%   11.45%       6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,801   $ 6,474    $ 6,372      $ 1,609
(000 omitted)

Ratio of expenses to average      1.28%     1.34%      1.71% A, G   1.66% A, G
net assets

Ratio of expenses to average      1.23% H   1.30% H    1.68% A, H   1.58% A, H
net assets after expense
reductions

Ratio of net investment           .38%      .28%       (.28)% A     (.01)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO
OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
I THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK-TO-TAX
DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998       1997 E       1996 F     1995 F     1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.11    $ 26.34    $ 25.12      $ 19.25    $ 17.56    $ 17.59
period

Income from Investment
Operations

Net investment income (loss) D    .04        .02        (.02)        .00        (.05)      (.11)

Net realized and unrealized       3.76       (3.34)     2.83         6.56       2.00       .76
gain (loss)

Total from investment             3.80       (3.32)     2.81         6.56       1.95       .65
operations

Less Distributions

From net investment income        (.01)      -          (.01)        -          -          -

In excess of net investment       -          -          (.01)        -          -          -
income

From net realized gain            (.70)      (3.92)     (1.57)       (.69)      (.26)      (.68)

 Total distributions              (.71)      (3.92)     (1.59)       (.69)      (.26)      (.68)

Redemption fees added to paid     .01        .01        -            -          -          -
in capital

Net asset value, end of period   $ 22.21    $ 19.11    $ 26.34      $ 25.12    $ 19.25    $ 17.56

TOTAL RETURN B, C                 21.31%     (14.69)%   11.62%       35.01%     11.40%     3.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 283,419  $ 342,347  $ 618,083    $ 602,915  $ 272,979  $ 199,361
(000 omitted)

Ratio of expenses to average      1.45%      1.43%      1.47% A      1.59%      1.86% G    2.10%
net assets

Ratio of expenses to average      1.40% H    1.39% H    1.44% A, H   1.56% H    1.84% H    2.07% H
net assets after  expense
reductions

Ratio of net investment           .20%       .10%       (.12)% A     .00%       (.30)%     (.67)%
income (loss) to average net
assets

Portfolio turnover                99%        97%        116% A       137%       161%       125%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F    1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.81   $ 25.99    $ 24.88      $ 19.23   $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    (.06)     (.09)      (.12)        (.15)     (.03)

Net realized and unrealized       3.68      (3.29)     2.80         6.49      .39
gain (loss)

Total from investment             3.62      (3.38)     2.68         6.34      .36
operations

Less Distributions

From net realized gain            (.66)     (3.81)     (1.57)       (.69)     -

Redemption fees added to paid     .01       .01        -            -         -
in capital

Net asset value, end of period   $ 21.78   $ 18.81    $ 25.99      $ 24.88   $ 19.23

TOTAL RETURN B, C                 20.57%    (15.12)%   11.19%       33.87%    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 47,792  $ 44,351   $ 59,044     $ 36,106  $ 2,508
(000 omitted)

Ratio of expenses to average      1.99%     1.98%      2.04% A      2.28%     2.23% A, H
net assets

Ratio of expenses to average      1.95% I   1.94% I    2.02% A, I   2.24% I   2.21% A, I
net assets after expense
reductions

Ratio of net investment           (.34)%    (.41)%     (.67)% A     (.68)%    (.67)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%      161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31,
1997.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO OCTOBER
31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.96   $ 24.39
period

Income from Investment
Operations

Net investment income (loss) D    (.05)     (.07)

Net realized and unrealized       3.71      (4.15)
gain (loss)

Total from investment             3.66      (4.22)
operations

Less Distributions

From net investment income        (.01)     -

From net realized gain            (.70)     (1.22)

Total distributions               (.71)     (1.22)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 21.92   $ 18.96

TOTAL RETURN B, C                 20.72%    (17.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,761   $ 2,972
(000 omitted)

Ratio of expenses to average      1.94%     2.50% A, F
net assets

Ratio of expenses to average      1.89% G   2.44% A, G
net assets after expense
reductions

Ratio of net investment           (.28)%    (.48)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998       1997 E       1996 F    1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.15   $ 26.42    $ 25.17      $ 19.27   $ 18.87
period

Income from Investment
Operations

Net investment income (loss) D    .14       .13        .04          .04       (.01)

Net realized and unrealized       3.76      (3.35)     2.85         6.55      .41
gain (loss)

Total from investment             3.90      (3.22)     2.89         6.59      .40
operations

Less Distributions

From net investment income        (.07) J   (.09)      (.05)        -         -

In excess of net investment       -         -          (.02)        -         -
income

From net realized gain            (.71) J   (3.97)     (1.57)       (.69)     -

Total distributions               (.78)     (4.06)     (1.64)       (.69)     -

Redemption fees added to paid     .01       .01        -            -         -
in capital

Net asset value, end of period   $ 22.28   $ 19.15    $ 26.42      $ 25.17   $ 19.27

TOTAL RETURN B, C                 21.95%    (14.29)%   11.95%       35.13%    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,505   $ 3,922    $ 10,042     $ 9,860   $ 718
(000 omitted)

Ratio of expenses to average      .87%      .95%       1.08% A      1.44%     1.68% A, H
net assets

Ratio of expenses to average      .82% I    .91% I     1.06% A, I   1.39% I   1.66% A, I
net assets after expense
reductions

Ratio of net investment           .78%      .55%       .24% A       .17%      (.13)% A
income (loss) to average net
assets

Portfolio turnover                99%       97%        116% A       137%      161%


A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E NINE MONTHS ENDED JULY 31.
F YEAR ENDED OCTOBER 31.
G FOR THE PERIOD JULY 3, 1995
(COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES)
TO OCTOBER 31, 1995.
H FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
I FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
J THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK-TO-TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Natural Resources Fund(the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $311,574,075 and $409,255,588, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. As the fund's investment sub-advisers, Fidelity
Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. each a wholly owned subsidiary of FMR, receive a fee from FMR of 110% and 105% respectively, of costs incurred in connection with each sub-advisory agreement.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,738     $ 16

CLASS T    1,370,335    14,057

CLASS B    402,053      302,137

CLASS C    49,335       42,683

          $ 1,837,461  $ 358,893


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 45,741     $ 22,233

CLASS T    144,599      49,657

CLASS B    243,263      243,263 *

CLASS C    10,097       10,097 *

          $ 443,700    $ 325,250

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 21,183   .34

CLASS T                 711,128   .26

CLASS B                 122,579   .30

CLASS C                 12,426    .25

INSTITUTIONAL CLASS     7,347     .18

                       $ 874,663

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $77,714 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $158,603 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,210 under the custodian arrangement.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Camphor Ventures, Inc.
                                  $ -                $ -              $ -                  $ 369,518

Columbia Metals Ltd.
                                   -                  354,950          -                    -

William Resources, Inc.
                                   -                  2,135,217        -                    -

TOTALS                            $ -                $ 2,490,167      $ -                  $ 369,518


7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $ 14,537              $ -

Class T                      148,852               -

Class C                      1,336                 -

Institutional Class          14,193                30,726

Total                       $ 178,918             $ 30,726

FROM NET REALIZED GAIN

Class A                     $ 234,044             $ 1,049,623

Class T                      11,934,513            90,875,522

Class B                      1,511,499             8,918,986

Class C                      111,651               16,549

Institutional Class          144,069               1,438,147

Total                       $ 13,935,776          $ 102,298,827

                            $ 14,114,694          $ 102,329,553

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

8. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   175,654             $ 4,009,679          $ 3,950,955
                                 218,537

Reinvestment of distributions    15,021               43,840               240,787              998,875

Shares redeemed                  (220,423)            (121,346)            (4,042,409)          (2,678,917)

Net increase (decrease)          13,135               98,148              $ 208,057            $ 2,270,913

CLASS T Shares sold              3,047,055            3,091,100           $ 55,714,382         $ 69,934,430

Reinvestment of distributions    703,210              3,685,442            11,405,418           85,183,832

Shares redeemed                  (8,897,934)          (12,329,910)         (157,418,593)        (270,469,326)

Net increase (decrease)          (5,147,669)          (5,553,368)         $ (90,298,793)       $ (115,351,064)

CLASS B Shares sold              979,053              678,632             $ 17,717,381         $ 15,156,338

Reinvestment of distributions    80,941               333,587              1,294,263            7,598,024

Shares redeemed                  (1,224,137)          (926,142)            (21,780,799)         (19,895,184)

Net increase (decrease)          (164,143)            86,077              $ (2,769,155)        $ 2,859,178

CLASS C Shares sold              408,624              168,621             $ 7,488,770          $ 3,628,673

Reinvestment of distributions    5,837                787                  93,864               16,454

Shares redeemed                  (171,451)            (12,694)             (3,264,239)          (262,714)

Net increase (decrease)          243,010              156,714             $ 4,318,395          $ 3,382,413

INSTITUTIONAL CLASS Shares       107,128              138,650             $ 1,948,930          $ 3,107,221
sold

Reinvestment of distributions    8,746                60,810               141,597              1,415,854

Shares redeemed                  (118,487)            (374,710)            (2,181,322)          (8,480,388)

Net increase (decrease)          (2,613)              (175,250)           $ (90,795)           $ (3,957,313)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR TECHNOLOGY FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY -      68.23%       182.30%
INST CL

S&P 500                        20.20%       112.70%

GS Technology                  63.40%       216.14%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED JULY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOLOGY -      68.23%       42.90%
INST CL

S&P 500                        20.20%       29.64%

GS Technology                  63.40%       48.58%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA TECHNOLOGY -CL I         S&P 500
GS TECHNOLOGY
             00202                       SP001
GS008
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      11120.00                    10516.69
   11083.33
  1996/10/31      11230.00                    10806.74
   11005.93
  1996/11/30      12740.00                    11623.62
   12484.68
  1996/12/31      12478.92                    11393.36
   12085.30
  1997/01/31      13888.97                    12105.21
   13401.78
  1997/02/28      12932.15                    12200.12
   12346.74
  1997/03/31      12146.56                    11698.81
   11700.17
  1997/04/30      12871.72                    12397.23
   12745.92
  1997/05/31      14332.13                    13151.98
   14042.99
  1997/06/30      14473.13                    13741.19
   14224.25
  1997/07/31      16094.69                    14834.57
   16770.21
  1997/08/31      16568.06                    14003.54
   16383.11
  1997/09/30      17259.77                    14770.51
   16876.01
  1997/10/31      14759.13                    14277.18
   15423.60
  1997/11/30      14546.31                    14938.07
   15675.33
  1997/12/31      13816.57                    15194.56
   14927.75
  1998/01/31      14571.63                    15362.61
   15702.74
  1998/02/28      16239.54                    16470.56
   17407.22
  1998/03/31      16217.00                    17314.02
   17691.17
  1998/04/30      16870.63                    17488.19
   18693.45
  1998/05/31      15653.51                    17187.57
   17416.86
  1998/06/30      16881.90                    17885.73
   18931.40
  1998/07/31      16780.48                    17695.25
   19348.25
  1998/08/31      14222.27                    15136.87
   15845.13
  1998/09/30      16329.69                    16106.54
   18099.82
  1998/10/31      17265.07                    17416.64
   19431.16
  1998/11/30      19631.69                    18472.27
   21695.15
  1998/12/31      23170.36                    19536.64
   25251.29
  1999/01/31      26213.16                    20353.66
   29307.61
  1999/02/28      23711.30                    19721.07
   25789.36
  1999/03/31      26506.17                    20510.11
   27994.44
  1999/04/30      26709.02                    21304.46
   28876.92
  1999/05/31      25818.72                    20801.47
   28562.51
  1999/06/30      28737.55                    21955.95
   31922.25
  1999/07/30      28230.42                    21270.48
   31614.43
IMATRL PRASUN   SHR__CHT 19990731 19990811 095420 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $28,230 - a 182.30% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Technology Index, it would have grown to $31,614 - a 216.14% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR TECHNOLOGY FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Michael Tempero)

An interview with Michael Tempero, Portfolio Manager of Fidelity
Advisor Technology Fund

Q. HOW DID THE FUND PERFORM, MIKE?

A. It fared well. During the 12-month period that ended July 31, 1999, the fund's Institutional Class shares returned 68.23%, outpacing the Standard & Poor's 500 Index's return of 20.20% during the same period. The fund also outperformed the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned 63.40% over the same 12-month period.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE VERSUS ITS TWO BENCHMARK INDEXES?

A. The fund doubly benefited from strong stock selection and an overweighted position in Internet stocks during the period. Internet firms rallied as consumers grew more accustomed to shopping, banking and communicating over the Web. Security selection in telecommunications equipment also made a significant contribution to the fund, fueled by a sharp rise in demand for equipment used to connect businesses to the Internet.

Q. WHAT WERE SOME OF YOUR INVESTMENT STRATEGIES DURING THE 12-MONTH
PERIOD?

A. During the period, I maintained my firm belief in the importance of communications and the development of the Internet to consumers and corporations alike. I increased the fund's overweighting in those companies best-suited to benefit from advances in bandwidth, or data transmission capacity. I also broadened the fund's exposure to computer hardware stocks - a decision based more on valuation determinants than on business fundamentals. The fund remained concentrated in some of the biggest industry names, as is the Goldman Sachs index, as the truly dominant companies continued to carry the bulk of the market capitalization within the technology sector.

Q. DID YOU MAKE ANY OTHER NOTABLE MOVES DURING THE PERIOD?

A. I trimmed the fund's exposure to semiconductor firms and increased the fund's underweighting in computer systems companies to take some profits. The fear I had with many of these stocks was that they might have run ahead of their business fundamentals. I increased the fund's stake in some computer services stocks when it appeared that the market had given an awful lot of credit to some of the more volatile sections of technology, and not as much credit to more stable areas of the sector. Also, I invested rather heavily in several computer services companies that had unique business models, such as DST Systems and Automatic Data Processing.

Q. WHICH HOLDINGS CONTRIBUTED TO PERFORMANCE?

A. Nokia, a leader in wireless handsets, enjoyed a lion's share of the growth in cellular phone usage during the period. The company maintained an edge over its competitors by consistently introducing newer phones with more functionality. Microsoft, the fund's top holding, benefited from a surge in demand for new, cheap personal computers, which provided its traditional software business with a healthy lift. America Online (AOL), fueled by a growing worldwide subscriber base and investors' enthusiasm surrounding the Web, powered much of the fund's return, which came toward the middle of the period.

Q. WHICH STOCKS DETRACTED?

A. Shares of Micron Technology dropped off considerably during the spring as the average selling prices of personal computers plunged. This leader in semiconductors, or computer chips, was pressured by shrinking profit margins as chip prices fell in unison with computer prices. The fund also was hurt by not owning enough Lucent stock, which rose sharply over a good portion of the 12-month period. At Home, a provider of Internet services over cable lines, lost 50% of its value amid the Internet stock correction of the late spring and early summer.

Q. WHAT'S YOUR OUTLOOK?

A. I'll remain focused on the development of the Internet and, more specifically, on suppliers to the Internet - companies that specialize in software, networking and servers. I'll continue to search for the fastest-growing stocks and industries within the technology sector, all the while keeping a close eye on valuations. As long as corporate profitability remains good and consumers remain confident, spending for technology should continue to be healthy.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $863 million

MANAGER: Michael Tempero, since 1998;
joined Fidelity in 1993

ADVISOR TECHNOLOGY FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 7.8

Cisco Systems, Inc.             5.9

Nokia AB sponsored ADR          5.6

Lucent Technologies, Inc.       4.5

Hewlett-Packard Co.             3.9

Intel Corp.                     3.1

Motorola, Inc.                  2.6

DST Systems, Inc.               2.0

Oracle Corp.                    1.8

America Online, Inc.            1.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Computer Services & Software   31.4%

Communications Equipment       18.8%

Electronics                    17.0%

Computers & Office Equipment   11.9%

Consumer Electronics           1.8%

All Others*                    19.1%


Row: 1, Col: 1, Value: 31.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.8
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 11.9
Row: 1, Col: 6, Value: 1.8
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 19.1

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR TECHNOLOGY FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 83.5%

                                 SHARES                          VALUE (NOTE 1)

ADVERTISING - 0.0%

Internet.com Corp.                500                            $ 8,156

BROADCASTING - 0.0%

CAIS Internet, Inc.               500                             7,813

Insight Communications, Inc.      1,400                           41,825

NorthPoint Communication          1,100                           26,813
Holdings, Inc.

Radio One, Inc. (a)               400                             17,775

Salem Communications Corp.        900                             25,200
Class A (a)

                                                                  119,426

CELLULAR - 0.4%

QUALCOMM, Inc.                    19,800                          3,088,800

COMMUNICATIONS EQUIPMENT -
18.8%

ADC Telecommunications, Inc.      96,200                          4,280,900
(a)

Andrew Corp. (a)                  50,800                          1,016,000

Ciena Corp. (a)                   52,300                          1,765,125

Cisco Systems, Inc. (a)           811,350                         50,405,119

Efficient Networks, Inc.          400                             17,700

Jabil Circuit, Inc. (a)           158,700                         6,675,319

Lucent Technologies, Inc.         589,430                         38,349,789

Newbridge Networks Corp. (a)      189,400                         5,029,543

Nokia AB sponsored ADR            563,900                         47,966,744

Paradyne Networks, Inc.           300                             13,313

Tekelec (a)                       79,300                          797,956

Tellabs, Inc. (a)                 78,000                          4,801,875

                                                                  161,119,383

COMPUTER SERVICES & SOFTWARE
- 31.4%

Accrue Software, Inc.             400                             4,875

Affiliated Computer Services,     81,200                          3,775,800
Inc.  Class A (a)

Allscripts, Inc.                  600                             9,600

Amazon.com, Inc. (a)              59,500                          5,953,719

America Online, Inc. (a)          154,400                         14,687,300

Ariba, Inc.                       400                             35,838

Art Technology Group, Inc.        500                             8,563

Ask Jeeves, Inc.                  600                             26,400

At Home Corp. Series A (a)        286,000                         13,066,625

At Plan, Inc.                     100                             1,550

Autodesk, Inc.                    47,400                          1,256,100

Automatic Data Processing,        339,300                         13,593,206
Inc.

Aware, Inc. (a)                   171,200                         7,907,300

BackWeb Technologies Ltd. (a)     400                             10,275

barnesandnoble.com, Inc.          1,000                           18,063
Class A

Bell & Howell Co. (a)             39,600                          1,440,450

Cambridge Technology              119,500                         2,046,438
Partners, Inc. (a)

Careerbuilder, Inc.               300                             2,831

CareInsite, Inc.                  700                             30,188

Chemdex Corp.                     1,100                           33,000

China.com Corp.                   100                             3,225



                                 SHARES                          VALUE (NOTE 1)

Citrix Systems, Inc. (a)          79,400                         $ 4,133,763

Clarent Corp.                     1,000                           38,313

CMGI, Inc. (a)                    93,700                          8,637,969

Cognos, Inc. (a)                  12,900                          274,049

Commerce One, Inc. Delaware       400                             19,900

Computer Sciences Corp. (a)       111,500                         7,177,813

Compuware Corp. (a)               72,100                          2,000,775

Critical Path, Inc.               9,200                           308,200

CyberSource Corp. Delaware        300                             7,744

Digex, Inc. Class A               1,100                           24,544

drkoop.com, Inc.                  400                             8,900

DST Systems, Inc. (a)             258,500                         17,157,938

Electronic Data Systems Corp.     158,200                         9,541,438

Electronics for Imaging, Inc.     78,000                          4,275,375
(a)

Engage Technologies, Inc.         300                             10,369

Exodus Communications, Inc.       75,500                          9,064,719
(a)

Fashionmall.com, Inc.             100                             725

First Data Corp.                  37,200                          1,843,725

Fiserv, Inc. (a)                  35,550                          1,059,834

Flycast Communications Corp.      200                             4,588

Galileo International, Inc.       73,400                          3,757,163

GoTo.com, Inc. (a)                300                             12,713

High Speed Access Corp.           400                             13,875

Hoover's, Inc.                    400                             5,350

i2 Technologies, Inc. (a)         17,100                          525,825

IMS Health, Inc.                  231,100                         6,441,913

Inet Technologies, Inc.           300                             7,275

International Integration,        11,900                          249,900
Inc. (a)

International Network             23,850                          1,027,041
Services (a)

Intuit, Inc. (a)                  158,700                         12,983,644

iXL Enterprises, Inc. (a)         600                             17,850

JFAX.COM, Inc.                    3,500                           30,188

Juno Online Services, Inc. (a)    500                             10,031

Latitude Communications, Inc.     300                             4,969
(a)

Liberate Technologies             1,000                           19,125

Liquid Audio, Inc. (a)            100                             2,813

Micromuse, Inc. (a)               58,900                          2,738,850

Microsoft Corp. (a)               780,200                         66,950,888

MP3.com, Inc. (a)                 1,100                           40,219

Musicmaker.com, Inc. (a)          900                             11,700

N2H2, Inc.                        300                             3,844

National Information              800                             13,100
Consortium, Inc. (a)

NCR Corp. (a)                     79,400                          3,721,875

NetIQ Corp.                       600                             10,050

NetObjects, Inc. (a)              500                             3,453

Oracle Corp. (a)                  397,200                         15,118,425

Packeteer, Inc.                   300                             8,850

Persistence Software, Inc.        300                             5,063

Phone.com, Inc.                   11,000                          684,063

Portal Software, Inc. (a)         400                             16,738

RAVISENT Technologies, Inc.       1,800                           27,225
(a)

RealNetworks, Inc. (a)            48,300                          3,685,894

Redback Networks, Inc.            32,000                          4,952,000

Sabre Group Holdings, Inc.        25,700                          1,614,281
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Scient Corp.                      200                            $ 10,000

Software.com, Inc.                900                             30,263

Talk City, Inc. (a)               200                             2,425

Tanning Technology Corp. (a)      800                             14,400

TenFold Corp. (a)                 200                             5,550

TheStreet.Com, Inc. (a)           400                             10,900

TIBCO Software, Inc. (a)          800                             24,000

Unisys Corp. (a)                  3,900                           159,169

USWEB Corp. (a)                   11,900                          249,156

Veritas Software Corp. (a)        119,000                         6,678,875

Viant Corp. (a)                   200                             6,538

Visual Networks, Inc. (a)         79,200                          2,856,150

Voyager.net, Inc. (a)             1,400                           17,500

WatchGuard Technologies, Inc.     500                             6,500

Wind River Systems, Inc. (a)      79,200                          1,207,800

Yahoo!, Inc. (a)                  24,600                          3,356,363

                                                                  268,853,809

COMPUTERS & OFFICE EQUIPMENT
- 11.9%

Adaptec, Inc. (a)                 103,300                         4,015,788

Aironet Wireless                  4,900                           51,450
Communication, Inc.

Ancor Communications, Inc. (a)    100,000                         2,962,500

Apex, Inc. (a)                    97,800                          2,555,025

Compaq Computer Corp.             83,300                          1,999,200

Comverse Technology, Inc. (a)     135,200                         10,216,050

Copper Mountain Networks,         8,900                           1,076,900
Inc.

Creo Products, Inc. (a)           1,100                           22,456

Dell Computer Corp. (a)           65,500                          2,677,313

EMC Corp. (a)                     211,000                         12,778,688

Emulex Corp. (a)                  39,700                          4,471,213

Gadzoox Networks, Inc.            300                             22,575

Gateway, Inc. (a)                 84,300                          6,422,606

Hewlett-Packard Co.               317,400                         33,227,813

Ingram Micro, Inc. Class A (a)    190,500                         5,417,344

Juniper Networks, Inc.            7,400                           1,202,038

Network Appliance, Inc. (a)       116,800                         6,365,600

Quantum Corp. (a)                 98,700                          2,202,244

SCI Systems, Inc. (a)             45,900                          2,421,225

Tech Data Corp. (a)               34,400                          1,249,150

                                                                  101,357,178

CONSUMER ELECTRONICS - 1.8%

Gemstar International Group       158,700                         10,513,875
Ltd. (a)

Sharp Corp.                       370,000                         5,255,260

                                                                  15,769,135



                                 SHARES                          VALUE (NOTE 1)

CREDIT & OTHER FINANCE - 0.0%

E-Loan, Inc.                      200                            $ 7,788

NextCard, Inc. (a)                600                             21,675

                                                                  29,463

DEFENSE ELECTRONICS - 0.1%

Alpha Industries, Inc. (a)        11,850                          604,350

DRUGS & PHARMACEUTICALS - 0.0%

Genentech, Inc.                   800                             113,600

EDUCATIONAL SERVICES - 0.0%

Scientific Learning Corp. (a)     100                             1,806

ELECTRICAL EQUIPMENT - 1.4%

American Power Conversion         55,400                          1,149,550
Corp. (a)

ANTEC Corp. (a)                   39,700                          1,664,919

Ericsson (L.M.) Telefon AB        159,000                         5,097,938
ADR Class B

Harris Corp.                      15,800                          478,938

Scientific-Atlanta, Inc.          99,100                          3,617,150

                                                                  12,008,495

ELECTRONIC INSTRUMENTS - 0.4%

Aeroflex, Inc. (a)                65,000                          1,230,938

Anritsu Corp.                     180,000                         1,715,932

                                                                  2,946,870

ELECTRONICS - 17.0%

3Dfx Interactive, Inc. (a)        39,600                          529,650

Altera Corp. (a)                  176,800                         6,409,000

Analog Devices, Inc. (a)          92,700                          3,997,688

Applied Micro Circuits Corp.      59,500                          5,593,000
(a)

Broadcom Corp. Class A (a)        40,200                          4,844,100

Brocade Communications            100                             11,838
Systems, Inc.

Cypress Semiconductor Corp.       79,400                          1,588,000
(a)

DII Group, Inc. (a)               59,500                          2,205,219

Flextronics International (a)     176,000                         7,898,000

GlobeSpan, Inc. (a)               200                             10,150

Hirose Electric Co. Ltd.          30,500                          3,434,745

Intel Corp.                       384,600                         26,537,400

JDS Uniphase Corp. (a)            113,000                         10,212,375

Kyocera Corp.                     62,600                          4,360,960

Linear Technology Corp.           16,600                          1,018,825

LSI Logic Corp. (a)               66,900                          3,365,906

Maker Communications, Inc.        200                             5,550

Microchip Technology, Inc. (a)    28,400                          1,423,550

Micron Technology, Inc. (a)       73,400                          4,559,975

MIPS Technologies, Inc. (a)       41,700                          1,542,900

Motorola, Inc.                    248,800                         22,703,000

National Semiconductor Corp.      47,500                          1,175,625
(a)

PMC-Sierra, Inc. (a)              17,000                          1,330,250

QLogic Corp. (a)                  64,300                          10,730,063

Rambus, Inc. (a)                  36,800                          3,277,500

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

ELECTRONICS - CONTINUED

Semtech Corp. (a)                 51,600                         $ 3,192,750

Texas Instruments, Inc.           91,700                          13,204,800

                                                                  145,162,819

ENGINEERING - 0.1%

AdForce, Inc.                     200                             4,638

DSP Group, Inc. (a)               23,800                          944,563

                                                                  949,201

ENTERTAINMENT - 0.0%

Quokka Sports, Inc.               800                             8,350

INSURANCE - 0.0%

MIIX Group, Inc.                  100                             1,800

RESTAURANTS - 0.0%

Rubio's Restaurants, Inc. (a)     400                             5,750

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Alloy Online, Inc.                300                             3,525

Drugstore.com, Inc.               800                             40,300

eToys, Inc.                       500                             19,969

                                                                  63,794

SECURITIES INDUSTRY - 0.0%

Donaldson Lufkin & Jenrette,      400                             8,625
Inc. - DLJdirect

Goldman Sachs Group, Inc.         2,000                           128,625

TD Waterhouse Group, Inc. (a)     5,000                           86,875

Wit Capital Group, Inc. (a)       1,400                           34,300

                                                                  258,425

SERVICES - 0.2%

Diamond Technology Partners,      26,000                          650,000
Inc.  Class A (a)

Gartner Group, Inc. Class B       30,089                          650,675
(a)

InsWeb Corp.                      500                             15,188

Media Metrix, Inc. (a)            200                             7,675

Newgen Results Corp. (a)          1,500                           18,750

                                                                  1,342,288

TELEPHONE SERVICES - 0.0%

Convergent Communications,        800                             12,800
Inc. (a)

Digital Island, Inc. Delaware     5,300                           108,650

Focal Communications Corp.        1,000                           19,000

Net2Phone, Inc. (a)               200                             5,475

Network Plus Corp.                2,600                           47,125



                                 SHARES                          VALUE (NOTE 1)

Time Warner Telecom, Inc.         500                            $ 15,563

ZipLink, Inc. (a)                 1,500                           15,000

                                                                  223,613

TOTAL COMMON STOCKS                                               714,036,511
(Cost $593,048,889)

CASH EQUIVALENTS - 16.5%

                                 MATURITY AMOUNT

Investments in repurchase        $ 12,294,182                     12,289,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.06%,
dated 7/30/99 due 8/2/99

                                 SHARES

Taxable Central Cash Fund (b)     128,921,431                     128,921,431

TOTAL CASH EQUIVALENTS                                            141,210,431
(Cost $141,210,431)

TOTAL INVESTMENT IN                                             $ 855,246,942
SECURITIES - 100%
(Cost $734,259,320)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $738,747,950. Net unrealized appreciation aggregated $116,498,992, of which $139,148,518 related to appreciated investment securities and $22,649,526 related to depreciated investment securities.

The fund hereby designates approximately $298,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR TECHNOLOGY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                 $ 855,246,942
value (including repurchase
agreements of $12,289,000)
(cost $734,259,320) - See
accompanying schedule

Cash                                          659

Receivable for investments                    6,565,465
sold

Receivable for fund shares                    7,379,383
sold

Dividends receivable                          39,722

Interest receivable                           386,857

Other receivables                             1,662

Investment of cash collateral                 9,677,300
received

 TOTAL ASSETS                                 879,297,990

LIABILITIES

Payable for investments         $ 3,638,036
purchased

Payable for fund shares          961,024
redeemed

Accrued management fee           414,716

Distribution fees payable        481,165

Other payables and accrued       362,309
expenses

Collateral on securities         9,677,300
loaned, at value

 TOTAL LIABILITIES                            15,534,550

NET ASSETS                                   $ 863,763,440

Net Assets consist of:

Paid in capital                              $ 698,524,819

Accumulated undistributed net                 44,250,999
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   120,987,622
(depreciation) on investments

NET ASSETS                                   $ 863,763,440

CALCULATION OF MAXIMUM                        $24.95
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption    price per
share ($94,620,881 (divided
by)    3,792,560 shares)

 Maximum offering price per                   $26.47
share   (100/94.25 of $24.95)

 CLASS T:  NET ASSET VALUE                    $24.76
and redemption    price per
share ($349,532,543 (divided
by)   14,116,714 shares)

 Maximum offering price per                   $25.66
share   (100/96.50 of $24.76)

 CLASS B:  NET ASSET VALUE                    $24.44
and offering    price per
share ($298,768,012 (divided
by)   12,226,569 shares) A

 CLASS C:  NET ASSET VALUE                    $24.49
and offering price    per
share ($88,120,067 (divided
by)    3,598,770 shares) A

 INSTITUTIONAL CLASS:  NET                    $25.05
ASSET VALUE, offering price
  and redemption price per
share    ($32,721,937
(divided by) 1,306,312
shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                              $ 578,332
Dividends

Interest (including income on                   2,674,133
securities loaned of $604)

 TOTAL INCOME                                   3,252,465

EXPENSES

Management fee                   $ 2,356,443

Transfer agent fees               1,115,531

Distribution fees                 2,591,321

Accounting and security           181,834
lending fees

Non-interested trustees'          1,093
compensation

Custodian fees and expenses       20,007

Registration fees                 281,506

Audit                             31,109

Legal                             2,293

Interest                          1,590

 Total expenses before            6,582,727
reductions

 Expense reductions               (47,759)      6,534,968

NET INVESTMENT INCOME (LOSS)                    (3,282,503)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            51,130,564

 Foreign currency transactions    (10,992)      51,119,572

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            107,259,293

 Assets and liabilities in        14            107,259,307
foreign currencies

NET GAIN (LOSS)                                 158,378,879

NET INCREASE (DECREASE) IN                     $ 155,096,376
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET    YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment     $ (3,282,503)             $ (974,989)
income (loss)

 Net realized gain (loss)      51,119,572                2,748,784

 Change in net unrealized      107,259,307               4,104,545
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    155,096,376               5,878,340
NET ASSETS RESULTING FROM
OPERATIONS

 From net realized gain        -                         (6,934,584)

 In excess of net realized     -                         (2,779,083)
gain

 TOTAL DISTRIBUTIONS           -                         (9,713,667)

Share transactions - net       557,638,871               80,885,922
increase (decrease)

Redemption fees                259,288                   79,635

  TOTAL INCREASE (DECREASE)    712,994,535               77,130,230
IN NET ASSETS

NET ASSETS

 Beginning of period           150,768,905               73,638,675

 End of period                $ 863,763,440             $ 150,768,905


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.88   $ 15.96   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09)     (.08)     (.10)

Net realized and unrealized       10.15     .58       6.13
gain (loss)

Total from investment             10.06     .50       6.03
operations

Less Distributions

From net realized gain            -         (1.14)    (.08)

In excess of net realized gain    -         (.45)     -

Total distributions               -         (1.59)    (.08)

Redemption fees added to paid     .01       .01       .01
in capital

Net asset value, end of period   $ 24.95   $ 14.88   $ 15.96

TOTAL RETURN B, C                 67.67%    4.20%     60.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 94,621  $ 15,414  $ 7,313
(000 omitted)

Ratio of expenses to average      1.25%     1.39%     1.75% A, F
net assets

Ratio of expenses to average      1.24% G   1.35% G   1.70% A, G
net assets after expense
reductions

Ratio of net investment           (.44)%    (.59)%    (.79)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.80    $ 15.91   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.14)      (.11)     (.11)

Net realized and unrealized       10.09      .56       6.09
gain (loss)

Total from investment             9.95       .45       5.98
operations

Less Distributions

From net realized gain            -          (1.12)    (.08)

In excess of net realized gain    -          (.45)     -

 Total distributions              -          (1.57)    (.08)

Redemption fees added to paid     .01        .01       .01
in capital

Net asset value, end of period   $ 24.76    $ 14.80   $ 15.91

TOTAL RETURN B, C                 67.30%     3.85%     60.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 349,533  $ 90,499  $ 57,624
(000 omitted)

Ratio of expenses to average      1.47%      1.60%     1.92% A
net assets

Ratio of expenses to average      1.46% F    1.56% F   1.87% A, F
net assets after expense
reductions

Ratio of net investment           (.65)%     (.80)%    (.93)% A
income (loss) to average net
assets

Portfolio turnover                170%       348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.68    $ 15.88   $ 12.88
period

Income from Investment
Operations

Net investment income (loss) D    (.26)      (.20)     (.08)

Net realized and unrealized       10.01      .57       3.08
gain (loss)

Total from investment             9.75       .37       3.00
operations

Less Distributions

From net realized gain            -          (1.13)    -

In excess of net realized gain    -          (.45)     -

Total distributions               -          (1.58)    -

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 24.44    $ 14.68   $ 15.88

TOTAL RETURN B, C                 66.49%     3.27%     23.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 298,768  $ 31,041  $ 5,105
(000 omitted)

Ratio of expenses to average      2.01%      2.21%     2.50% A, F
net assets

Ratio of expenses to average      2.00% G    2.18% G   2.45% A, G
net assets after expense
reductions

Ratio of net investment           (1.19)%    (1.40)%   (1.41)% A
income (loss) to average net
assets

Portfolio turnover                170%       348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.70   $ 14.28
period

Income from Investment
Operations

Net investment income (loss) D    (.25)     (.17)

Net realized and unrealized       10.03     1.27
gain (loss)

Total from investment             9.78      1.10
operations

Less Distributions

From net realized gain            -         (.49)

In excess of net realized gain    -         (.20)

Total distributions               -         (.69)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 24.49   $ 14.70

TOTAL RETURN B, C                 66.60%    8.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,120  $ 6,754
(000 omitted)

Ratio of expenses to average      1.97%     2.43% A
net assets

Ratio of expenses to average      1.96% F   2.41% A, F
net assets after expense
reductions

Ratio of net investment           (1.16)%   (1.64)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.89   $ 15.98   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)     (.04)     (.06)

Net realized and unrealized       10.19     .55       6.12
gain (loss)

Total from investment             10.15     .51       6.06
operations

Less Distributions

From net realized gain            -         (1.15)    (.09)

In excess of net realized gain    -         (.46)     -

Total distributions               -         (1.61)    (.09)

Redemption fees added to paid     .01       .01       .01
in capital

Net asset value, end of period   $ 25.05   $ 14.89   $ 15.98

TOTAL RETURN B, C                 68.23%    4.26%     60.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 32,722  $ 7,060   $ 3,598
(000 omitted)

Ratio of expenses to average      .98%      1.10%     1.50% A, F
net assets

Ratio of expenses to average      .97% G    1.07% G   1.44% A, G
net assets after expense
reductions

Ratio of net investment           (.17)%    (.30)%    (.50)% A
income (loss) to average net
assets

Portfolio turnover                170%      348%      517% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,015,923,526 and $600,308,106, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 105,040    $ 455

CLASS T    964,032      2,134

CLASS B    1,180,425    885,789

CLASS C    341,824      301,927

          $ 2,591,321  $ 1,190,305

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent

4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 794,893    $ 408,951

CLASS T    1,087,879    425,823

CLASS B    279,672      279,672 *

CLASS C    25,814       25,814 *

          $ 2,188,258  $ 1,140,260

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 123,364    .29

CLASS T                 496,950     .26

CLASS B                 357,941     .30

CLASS C                 91,589      .27

INSTITUTIONAL CLASS     45,687      .27

                       $ 1,115,531

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $48,057 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balances during the period for which loans were outstanding amounted to $16,462,286. The weighted average interest rate was 4.8%. Interest earned from the interfund lending program amounted to $15,311 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $9,158,311. The fund received cash collateral of $9,677,300 which was invested in the Central Cash Collateral Fund.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $3,584,000. The weighted average interest rate was 5.3%.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $46,474 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,285 under this arrangement.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                YEARS ENDED JULY 31,

                                1999                  1998A

FROM NET REALIZED GAIN

Class A                         $ -                   $ 729,180

Class T                          -                     5,047,886

Class B                          -                     851,766

Class C                          -                     20,288

Institutional Class              -                     285,464

Total                           $ -                   $ 6,934,584

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                   $ 292,224

Class T                          -                     2,022,976

Class B                          -                     341,351

Class C                          -                     8,130

Institutional Class              -                     114,402

Total                           $ -                   $ 2,779,083

Total                           $ -                   $ 9,713,667

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

10. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                     DOLLARS

                                YEAR ENDED  JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED  JULY 31,

                                1999                  1998A                1999                 1998A



CLASS A Shares sold              3,280,891             964,665             $ 74,375,999         $ 13,488,171

Reinvestment of distributions    -                     69,547               -                    932,488

Shares redeemed                  (524,386)             (456,218)            (11,021,514)         (6,419,806)

Net increase (decrease)          2,756,505             577,994             $ 63,354,485         $ 8,000,853

CLASS T Shares sold              10,904,693            4,279,715           $ 237,438,732        $ 62,520,538

Reinvestment of distributions    -                     495,203              -                    6,737,895

Shares redeemed                  (2,903,454)           (2,282,335)          (59,161,752)         (32,522,809)

Net increase (decrease)          8,001,239             2,492,583           $ 178,276,980        $ 36,735,624

CLASS B Shares sold              11,234,873            1,984,357           $ 250,482,834        $ 28,884,876

Reinvestment of distributions    -                     78,354               -                    1,031,825

Shares redeemed                  (1,122,956)           (269,419)            (23,194,043)         (3,754,232)

Net increase (decrease)          10,111,917            1,793,292           $ 227,288,791        $ 26,162,469

CLASS C Shares sold              3,451,291             494,219             $ 76,473,150         $ 6,924,463

Reinvestment of distributions    -                     2,343                -                    27,642

Shares redeemed                  (311,910)             (37,173)             (6,794,753)          (520,009)

Net increase (decrease)          3,139,381             459,389             $ 69,678,397         $ 6,432,096

INSTITUTIONAL CLASS Shares       1,121,900             485,097             $ 24,772,786         $ 6,901,286
sold

Reinvestment of distributions    -                     27,259               -                    379,700

Shares redeemed                  (289,655)             (263,460)            (5,732,568)          (3,726,106)

Net increase (decrease)          832,245               248,896             $ 19,040,218         $ 3,554,880


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

ADVISOR UTILITIES GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE


PERFORMANCE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - INST    39.31%       148.34%
CL

S&P 500                          20.20%       112.70%

GS Utilities                     33.06%       118.18%

CUMULATIVE TOTAL RETURNS show Institutional Class shares' performance in percentage terms over a set period - in this case, one year or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV UTILITIES - INST    39.31%       36.74%
CL

S&P 500                          20.20%       29.64%

GS Utilities                     33.06%       30.78%

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA UTILITIES GROWTH -CL I   S&P 500
GS UTILITIES
             00206                       SP001
GS007
  1996/09/03      10000.00                    10000.00
   10000.00
  1996/09/30      10160.00                    10516.69
   10176.08
  1996/10/31      10780.00                    10806.74
   10476.83
  1996/11/30      11360.00                    11623.62
   10911.15
  1996/12/31      11524.62                    11393.36
   10972.81
  1997/01/31      11848.98                    12105.21
   11198.39
  1997/02/28      12021.29                    12200.12
   11368.11
  1997/03/31      11413.13                    11698.81
   10703.10
  1997/04/30      11808.43                    12397.23
   10813.53
  1997/05/31      12558.50                    13151.98
   11421.28
  1997/06/30      12953.80                    13741.19
   11800.54
  1997/07/31      13268.01                    14834.57
   12102.55
  1997/08/31      12943.66                    14003.54
   11763.95
  1997/09/30      14335.34                    14770.51
   12662.62
  1997/10/31      14119.85                    14277.18
   12858.05
  1997/11/30      14786.84                    14938.07
   14071.85
  1997/12/31      15011.00                    15194.56
   14800.43
  1998/01/31      16012.47                    15362.61
   15075.28
  1998/02/28      17470.17                    16470.56
   15318.83
  1998/03/31      18527.29                    17314.02
   16771.80
  1998/04/30      18416.01                    17488.19
   16224.12
  1998/05/31      17837.38                    17187.57
   16023.80
  1998/06/30      17681.60                    17885.73
   16401.68
  1998/07/31      17826.25                    17695.25
   16397.57
  1998/08/31      15211.29                    15136.87
   15244.65
  1998/09/30      16723.52                    16106.54
   16699.19
  1998/10/31      16987.26                    17416.64
   17462.71
  1998/11/30      17742.52                    18472.27
   18082.46
  1998/12/31      19922.89                    19536.64
   19876.18
  1999/01/31      21275.46                    20353.66
   20588.34
  1999/02/28      20593.08                    19721.07
   19916.98
  1999/03/31      21567.90                    20510.11
   19710.20
  1999/04/30      23505.36                    21304.46
   21005.03
  1999/05/31      23944.03                    20801.47
   21603.51
  1999/06/30      24821.37                    21955.95
   22204.38
  1999/07/30      24833.55                    21270.48
   21818.20
IMATRL PRASUN   SHR__CHT 19990731 19990811 131714 R00000000000038

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Utilities Growth - Institutional Class on September 3, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would have grown to $24,834 - a 148.34% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,270 - a 112.70% increase. If $10,000 was invested in the Goldman Sachs Utilities Index, it would have grown to $21,818 - a 118.18% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

ADVISOR UTILITIES GROWTH FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Peter Saperstone)

An interview with
Peter Saperstone, Portfolio Manager of Fidelity Advisor Utilities
Growth Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. For the 12-month period that ended July 31, 1999, the fund's Institutional Class shares returned 39.31%. This performance outpaced the Goldman Sachs Utilities Index - an index of 136 stocks designed to measure the performance of companies in the utilities sector - which returned 33.06%. During the same period, the Standard & Poor's 500 Index returned 20.20%.

Q. THE FUND OUTPERFORMED THE GOLDMAN SACHS UTILITIES INDEX DURING THE PERIOD. WHAT FACTORS CONTRIBUTED TO THE STRONG RETURNS?

A. The majority of the fund's strong performance came from favorable stock selection and its large concentration of telecommunications and broadcasting holdings. These holdings include telephone services, as well as cellular and broadcasting, and accounted for approximately 70% of the fund's investments. The fund also benefited from a number of solid performers among its electric utility holdings, which represented approximately 15% of the fund's investments at the end of the period.

Q. TELECOMMUNICATIONS STOCKS CONTINUED TO OUTPERFORM OTHER SECTORS OF THE INDUSTRY. ARE YOU AT ALL CONCERNED ABOUT HIGH VALUATIONS?

A. I tend to look at price/earnings ratios - the price of a stock divided by its earnings per share - relative to the growth rates of the companies that I invest in. On that basis, I still favor telecommunications stocks over electric utilities. In fact, I think valuations are quite attractive today, as the stocks have been hurt on concerns about increased competition. Competition is occurring, yet the demand for telecommunications services continues to grow at an impressive rate. The strong growth of the Internet and data services for both businesses and residential use should benefit the industry over the long-term.

Q. OTHER THAN YOUR CONCENTRATION ON TELEPHONE SERVICES, WHAT OTHER STRATEGIES DID YOU PURSUE FOR THE FUND?

A. Beyond the fund's focus on stocks accelerating earnings growth and strong potential for capital appreciation, I also tend to focus on larger-cap stocks and try to keep the total number of the fund's holdings as low as possible. I would rather concentrate on a smaller number of companies, which allows our analysts and I to meet more regularly with the management teams of all the companies in the portfolio.

Q. WHICH STOCKS PROVIDED THE BIGGEST BOOST TO THE FUND'S TOTAL RETURN?

A. AES Corp., the largest U.S. power-plant developer, rose on hopes that its recently announced acquisition of New Energy Ventures would help it to participate in competitive energy markets, which improved the company's growth outlook. The fund's holdings in Frontier Corp. also contributed to total return after the company was the target of a takeover battle between Global Crossing and Qwest. While shares of MCI WorldCom, the fund's top holding, dropped late in the period, it was a top contributor overall as the company continued to benefit from strong demand for Internet, data, local and international services and from cost synergies from the merger.

Q. WHICH HOLDINGS TURNED OUT TO BE DISAPPOINTMENTS?

A. Duke Energy and CMS Energy were two electric utility stocks that detracted from performance. Shares of Duke Energy were sold off by investors due to the negative reaction to recent acquisitions, which had the potential to dilute earnings. CMS Energy suffered along with the majority of the utility sector late in the period as investors worried about the growth prospects for the group.

Q. WHAT'S YOUR OUTLOOK?

A. As I alluded to earlier, I think the telecommunications sector over the next six months could be a bit volatile. This is due to the RBOCs
- regional Bell operating companies - moving closer to entering the long-distance market, which will add to this competitive environment. At the same time, I think much of the concern about increased competition in the long-distance arena has been priced into the stocks. Longer-term, I remain optimistic about the fundamental business outlook for utilities, especially telecommunications.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-3.


(checkmark)FUND FACTS

START DATE: September 3, 1996

SIZE: as of July 31, 1999, more than $175 million

MANAGER: Peter Saperstone, since 1998;
joined Fidelity in 1995
ADVISOR UTILITIES GROWTH FUND

INVESTMENT SUMMARY




TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS

MCI WorldCom, Inc.              9.1

Ameritech Corp.                 7.1

AT&T Corp.                      5.7

Vodafone AirTouch PLC           4.6
sponsored ADR

K N Energy, Inc.                4.0

BellSouth Corp.                 3.9

ALLTEL Corp.                    3.7

SBC Communications, Inc.        3.6

Sprint Corp. (FON Group)        2.9

SkyTel Communications, Inc.     2.7

TOP INDUSTRIES AS OF JULY 31,
1999

% OF FUND'S INVESTMENTS

Telephone Services   51.9%

Electric Utility     15.3%

Cellular             13.2%

Gas                  6.7%

Broadcasting         3.6%

All Others*          9.3%


Row: 1, Col: 1, Value: 51.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.3
Row: 1, Col: 4, Value: 13.2
Row: 1, Col: 5, Value: 6.7
Row: 1, Col: 6, Value: 3.6
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.300000000000001

* INCLUDES SHORT-TERM
INVESTMENTS

ADVISOR UTILITIES GROWTH FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.0%

                                 SHARES                      VALUE (NOTE 1)

BROADCASTING - 3.6%

AT&T Corp. (Liberty Media         33,600                     $ 1,243,200
Group)  Class A (a)

EchoStar Communications Corp.     12,400                      847,850
Class A (New) (a)

MediaOne Group, Inc.              60,000                      4,342,500

                                                              6,433,550

CELLULAR - 13.2%

ALLTEL Corp.                      90,900                      6,527,756

Nextel Communications, Inc.       40,000                      2,142,500
Class A (a)

SkyTel Communications, Inc.       228,800                     4,690,400
(a)

Telephone & Data Systems,         8,735                       649,666
Inc.

Vodafone AirTouch PLC             39,000                      8,209,500
sponsored ADR

VoiceStream Wireless Corp. (a)    25,000                      1,128,125

                                                              23,347,947

COMMUNICATIONS EQUIPMENT - 0.9%

Nokia AB sponsored ADR            18,400                      1,565,150

COMPUTER SERVICES & SOFTWARE
- 1.1%

At Home Corp. Series A (a)        44,000                      2,010,250

Digex, Inc. Class A               100                         2,231

                                                              2,012,481

CONSUMER ELECTRONICS - 0.2%

General Motors Corp. Class H      5,900                       327,819
(a)

ELECTRIC UTILITY - 15.3%

AES Corp. (a)                     77,500                      4,650,000

Calpine Corp. (a)                 25,000                      1,879,688

Citizens Utilities Co. Class B    350,000                     4,156,250

CMS Energy Corp.                  69,400                      2,593,825

Duke Energy Corp.                 31,294                      1,656,626

Edison International              24,600                      622,688

Entergy Corp.                     133,500                     4,046,719

Illinova Corp.                    4,300                       141,363

IPALCO Enterprises, Inc.          80,000                      1,715,000

PG&E Corp.                        85,300                      2,697,613

Unicom Corp.                      75,000                      2,943,750

                                                              27,103,522

ELECTRICAL EQUIPMENT - 0.9%

ANTEC Corp. (a)                   14,100                      591,319

Omnipoint Corp. (a)               25,000                      1,071,875

                                                              1,663,194

GAS - 6.7%

Columbia Gas System, Inc.         15,000                      892,500

Dynegy, Inc.                      16,200                      388,800



                                 SHARES                      VALUE (NOTE 1)

Enron Corp.                       38,800                     $ 3,305,275

K N Energy, Inc.                  365,100                     7,119,450

Williams Companies, Inc.          2,981                       125,388

                                                              11,831,413

OIL & GAS - 0.3%

Coastal Corp. (The)               13,050                      516,291

TELEPHONE SERVICES - 51.8%

Ameritech Corp.                   172,200                     12,613,650

AT&T Corp.                        193,164                     10,032,455

Bell Atlantic Corp.               60,700                      3,869,625

BellSouth Corp.                   145,500                     6,984,000

CenturyTel, Inc.                  51,200                      2,188,800

Cincinnati Bell, Inc.             209,300                     4,447,625

Commonwealth Telephone            26,900                      1,400,481
Enterprises, Inc. (a)

COMSAT Corp. Series 1             12,500                      454,688

Focal Communications Corp.        90,000                      1,710,000

Frontier Corp.                    71,100                      3,941,606

GTE Corp.                         37,900                      2,792,756

Intermedia Communications,        41,367                      1,140,178
Inc. (a)

MCI WorldCom, Inc. (a)            195,630                     16,139,471

McLeodUSA, Inc. Class A (a)       118,000                     3,517,875

Metromedia Fiber Network,         49,200                      1,580,550
Inc.  Class A (a)

NEXTLINK Communications, Inc.     11,000                      1,233,375
 Class A (a)

Qwest Communications              8,722                       257,299
International, Inc. (a)

RCN Corp. (a)                     19,000                      798,000

Rhythms NetConnections, Inc.      100                         4,350
(a)

SBC Communications, Inc.          112,600                     6,439,313

Sprint Corp. (FON Group)          99,000                      5,117,063

Teligent, Inc. Class A (a)        16,700                      1,204,488

U.S. WEST, Inc.                   30,000                      1,719,375

WinStar Communications, Inc.      45,600                      2,394,000
(a)

                                                              91,981,023

TOTAL COMMON STOCKS                                           166,782,390
(Cost $145,719,691)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



TELEPHONE SERVICES - 0.1%

WinStar Communications, Inc.      200                         203,524
$72.50 (a)(c) (Cost $200,000)

CASH EQUIVALENTS - 5.9%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     10,372,518                 $ 10,372,518
(Cost $10,372,518)

TOTAL INVESTMENT IN                                          $ 177,358,432
SECURITIES - 100%
(Cost $156,292,209)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $203,524 or 0.1% of net assets.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $156,548,531. Net unrealized appreciation aggregated $20,809,901, of which $24,102,731 related to appreciated investment securities and $3,292,830 related to depreciated investment securities.

The fund hereby designates approximately $650,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 15%, 15%, 18%, 16% and 13% of Class A's, Class T's, Class B's, Class C's and Institutional Class' dividend distributions during the fiscal year qualifies for the dividend-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2000 of the applicable percentages for use in preparing 1999 income tax returns.

ADVISOR UTILITIES GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JULY 31, 1999

ASSETS

Investment in securities, at                 $ 177,358,432
value  (cost $156,292,209) -
 See accompanying schedule

Receivable for fund shares                    2,294,243
sold

Dividends receivable                          239,921

Interest receivable                           52,963

Investment of cash collateral                 5,273,054
received for securities
loaned

 TOTAL ASSETS                                 185,218,613

LIABILITIES

Payable for investments         $ 3,613,385
purchased

Payable for fund shares          453,992
redeemed

Accrued management fee           80,860

Distribution fees payable        98,585

Other payables and accrued       80,062
expenses

Collateral on securities         5,273,054
loaned,  at value

 TOTAL LIABILITIES                            9,599,938

NET ASSETS                                   $ 175,618,675

Net Assets consist of:

Paid in capital                              $ 146,596,113

Accumulated undistributed net                 7,956,339
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   21,066,223
(depreciation) on investments

NET ASSETS                                   $ 175,618,675

CALCULATION OF MAXIMUM                        $20.31
OFFERING PRICE  CLASS A:
NET ASSET VALUE and
redemption     price per
share ($14,400,408 (divided
by)     709,109 shares)

 Maximum offering price per                   $21.55
share    (100/94.25 of
$20.31)

 CLASS T:  NET ASSET VALUE                    $20.23
and redemption     price per
share ($65,085,472 (divided
by)     3,216,821 shares)

 Maximum offering price per                   $20.96
share    (100/96.50 of
$20.23)

 CLASS B:  NET ASSET VALUE                    $20.02
and offering price     per
share ($65,645,318 (divided
by)     3,279,737 shares) A

 CLASS C:  NET ASSET VALUE                    $20.01
and offering price     per
share ($23,524,448 (divided
by)     1,175,686 shares) A

 INSTITUTIONAL CLASS:  NET                    $20.38
ASSET VALUE, offering price
  and redemption price per
share     ($6,963,029
(divided by) 341,735 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                             $ 1,043,038
Dividends

Interest (including income on                  290,620
securities loaned of $706)

 TOTAL INCOME                                  1,333,658

EXPENSES

Management fee                   $ 480,763

Transfer agent fees               204,709

Distribution fees                 564,888

Accounting and security           62,475
lending fees

Non-interested trustees'          233
compensation

Custodian fees and expenses       7,763

Registration fees                 104,427

Audit                             28,710

Legal                             535

 Total expenses before            1,454,503
reductions

 Expense reductions               (23,618)     1,430,885

NET INVESTMENT INCOME (LOSS)                   (97,227)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,962,218

 Foreign currency transactions    8,689        8,970,907

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            18,386,124

 Assets and liabilities in        (4)          18,386,120
foreign currencies

NET GAIN (LOSS)                                27,357,027

NET INCREASE (DECREASE) IN                    $ 27,259,800
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998
ASSETS

Operations Net investment      $ (97,227)                $ (83,903)
income (loss)

 Net realized gain (loss)       8,970,907                 4,505,946

 Change in net unrealized       18,386,120                1,230,081
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     27,259,800                5,652,124
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   -                         (36,379)
From net investment income

 From net realized gain         (3,437,371)               (1,479,046)

 TOTAL DISTRIBUTIONS            (3,437,371)               (1,515,425)

Share transactions - net        108,825,089               26,882,209
increase (decrease)

Redemption fees                 29,790                    21,301

  TOTAL INCREASE (DECREASE)     132,677,308               31,040,209
IN NET ASSETS

NET ASSETS

 Beginning of period            42,941,367                11,901,158

 End of period (including      $ 175,618,675             $ 42,941,367
undistributed net investment
income of $0 and $130,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.00   $ 13.07   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .05       (.02)     .12

Net realized and unrealized       5.45      4.19      3.09
gain (loss)

Total from investment             5.50      4.17      3.21
operations

Less Distributions

From net investment income        -         (.04)     (.03)

From net realized gain            (1.20)    (1.21)    (.11)

Total distributions               (1.20)    (1.25)    (.14)

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.31   $ 16.00   $ 13.07

TOTAL RETURN B, C                 38.83%    33.99%    32.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,400  $ 3,186   $ 531
(000 omitted)

Ratio of expenses to average      1.34%     1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.32% G   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           .30%      (.11)%    1.09% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS A SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.95   $ 13.03   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .01       (.04)     .08

Net realized and unrealized       5.43      4.17      3.09
gain (loss)

Total from investment             5.44      4.13      3.17
operations

Less Distributions

From net investment income        -         (.03)     (.03)

From net realized gain            (1.17)    (1.19)    (.11)

 Total distributions              (1.17)    (1.22)    (.14)

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.23   $ 15.95   $ 13.03

TOTAL RETURN B, C                 38.45%    33.72%    31.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,085  $ 19,918  $ 7,085
(000 omitted)

Ratio of expenses to average      1.58%     1.94%     2.00% A, F
net assets

Ratio of expenses to average      1.55% G   1.90% G   2.00% A
net assets after expense
reductions

Ratio of net investment           .07%      (.23)%    .79% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF CLASS T SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED JULY 31,             1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.83   $ 13.01   $ 11.76
period

Income from Investment
Operations

Net investment income (loss) D    (.08)     (.13)     .02

Net realized and unrealized       5.39      4.16      1.23
gain (loss)

Total from investment             5.31      4.03      1.25
operations

Less Distributions

From net investment income        -         (.03)     -

From net realized gain            (1.13)    (1.19)    -

Total distributions               (1.13)    (1.22)    -

Redemption fees added to paid     .01       .01       -
in capital

Net asset value, end of period   $ 20.02   $ 15.83   $ 13.01

TOTAL RETURN B, C                 37.76%    32.97%    10.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 65,645  $ 12,919  $ 2,039
(000 omitted)

Ratio of expenses to average      2.08%     2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.05% G   2.47% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (.43)%    (.85)%    .32% A
income (loss) to average net
assets

Portfolio turnover                149%      151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD MARCH 3,
1997 (COMMENCEMENT OF SALE
OF CLASS B SHARES) TO JULY
31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED JULY 31,             1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.85   $ 13.90
period

Income from Investment
Operations

Net investment income (loss) D    (.08)     (.10)

Net realized and unrealized       5.38      3.16
gain (loss)

Total from investment             5.30      3.06
operations

Less Distributions

From net investment income        -         (.02)

From net realized gain            (1.15)    (1.10)

Total distributions               (1.15)    (1.12)

Redemption fees added to paid     .01       .01
in capital

Net asset value, end of period   $ 20.01   $ 15.85

TOTAL RETURN B, C                 37.72%    23.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,524  $ 3,489
(000 omitted)

Ratio of expenses to average      2.07%     2.50% A, F
net assets

Ratio of expenses to average      2.04% G   2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.43)%    (.91)% A
income (loss) to average net
assets

Portfolio turnover                149%      151%

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT
INCLUDE THE CONTINGENT
DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.
E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF CLASS C SHARES) TO JULY
31, 1998.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED JULY 31,             1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.02    $ 13.09   $ 10.00
period

Income from Investment
Operations

Net investment income D           .11        .04       .14

Net realized and unrealized       5.46       4.17      3.10
gain (loss)

Total from investment             5.57       4.21      3.24
operations

Less Distributions

From net investment income        - H        (.07)     (.04)

From net realized gain            (1.22) H   (1.22)    (.11)

Total distributions               (1.22)     (1.29)    (.15)

Redemption fees added to paid     .01        .01       -
in capital

Net asset value, end of period   $ 20.38    $ 16.02   $ 13.09

TOTAL RETURN B, C                 39.31%     34.36%    32.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,963    $ 3,430   $ 2,246
(000 omitted)

Ratio of expenses to average      1.02%      1.46%     1.50% A, F
net assets

Ratio of expenses to average      .99% G     1.43% G   1.50% A
net assets after expense
reductions

Ratio of net investment           .63%       .30%      1.29% A
income to average net assets

Portfolio turnover                149%       151%      13% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3,
1996 (COMMENCEMENT OF SALE
OF INSTITUTIONAL CLASS
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.
H THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Utilities Growth Fund (the fund) is a fund of
Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

CENTRAL CASH COLLATERAL FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Central Cash Collateral Fund (the Cash Collateral Fund) managed by FIMM, an affiliate of FMR. The Cash Collateral Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Collateral Fund seeks preservation of capital, liquidity, and current income by investing primarily in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Collateral Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $217,664,964 and $117,892,897, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,705     $ 12

CLASS T    164,496      470

CLASS B    292,393      219,352

CLASS C    91,294       77,147

          $ 564,888    $ 296,981

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 114,275    $ 56,149

CLASS T    177,826      58,300

CLASS B    58,521       58,521 *

CLASS C    6,350        6,350 *

          $ 356,972    $ 179,320

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
  COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
  MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 17,727   .26

CLASS T                 82,632    .25

CLASS B                 73,680    .25

CLASS C                 22,414    .24

INSTITUTIONAL CLASS     8,256     .19

                       $ 204,709

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $11,168 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan.The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $5,032,748. The fund received cash collateral of $5,273,054 which was invested in the Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $18,864 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $4,754 under this arrangement.

7. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            YEARS ENDED JULY 31,

                            1999                  1998 A

FROM NET INVESTMENT INCOME

Class A                     $ -                   $ 1,800

Class T                      -                     13,527

Class B                      -                     4,591

Class C                      -                     250

Institutional Class          -                     16,211

Total                       $ -                   $ 36,379

FROM NET REALIZED GAIN

Class A                     $ 267,451             $ 66,066

Class T                      1,516,237             749,717

Class B                      1,080,984             267,630

Class C                      311,856               16,996

Institutional Class          260,843               378,637

Total                       $ 3,437,371           $ 1,479,046

Total                       $ 3,437,371           $ 1,515,425

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

9. SHARE TRANSACTIONS.

Transactions for each class of shares were as follows:

                                SHARES                                    DOLLARS

                                YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,  YEAR ENDED JULY 31,

                                1999                 1998 A               1999                 1998 A



CLASS A Shares sold                                   171,774             $ 10,991,149         $ 2,671,006
                                 610,783

Reinvestment of distributions    17,188               4,614                223,588              61,624

Shares redeemed                  (117,917)            (17,947)             (1,971,798)          (275,348)

Net increase (decrease)          510,054              158,441             $ 9,242,939          $ 2,457,282

CLASS T Shares sold              2,535,015            1,165,712           $ 45,737,017         $ 17,577,615

Reinvestment of distributions    110,405              53,698               1,432,350            715,847

Shares redeemed                  (677,022)            (514,685)            (11,443,758)         (7,904,206)

Net increase (decrease)          1,968,398            704,725             $ 35,725,609         $ 10,389,256

CLASS B Shares sold              2,681,105            725,510             $ 47,915,404         $ 11,176,610

Reinvestment of distributions    65,772               15,242               845,886              202,512

Shares redeemed                  (283,363)            (81,233)             (4,722,842)          (1,222,194)

Net increase (decrease)          2,463,514            659,519             $ 44,038,448         $ 10,156,928

CLASS C Shares sold              1,045,991            225,634             $ 19,125,937         $ 3,470,986

Reinvestment of distributions    17,797               1,164                228,735              15,529

Shares redeemed                  (108,216)            (6,684)              (1,876,189)          (107,792)

Net increase (decrease)          955,572              220,114             $ 17,478,483         $ 3,378,723

INSTITUTIONAL CLASS Shares       170,875              310,409             $ 3,122,693          $ 4,630,856
sold

Reinvestment of distributions    18,455               22,979               240,109              307,065

Shares redeemed                  (61,672)             (290,942)            (1,023,192)          (4,437,901)

Net increase (decrease)          127,658              42,446              $ 2,339,610          $ 500,020


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Fidelity Advisor Consumer
Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund as of July 31, 1999 and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1998 and the financial highlights for each of the periods indicated prior to July 31, 1999 were audited by other auditors whose report, dated September 14, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund at July 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 10, 1999

DISTRIBUTIONS


The Board of Trustees of the following funds voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

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INSTITUTIONAL CLASS

FUND                        PAY DATE              RECORD DATE                    DIVIDENDS              CAPITAL GAINS

Consumer Industries         9/7/99                9/3/99                         -                      $0.26

Cyclical Industries         9/7/99                9/3/99                         -                      $0.05

Financial Serices           9/7/99                9/3/99                         $0.15                  -

Health Care                 9/7/99                9/3/99                         $0.03                  $0.41

Technology                  9/7/99                9/3/99                         -                      $1.28

Utilities Growth            9/7/99                9/3/99                         $0.04                  $0.85

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Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


Introducing Fidelity's new, reorganized prospectus

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

(dagger) CUSTODIAN FOR FIDELITY ADVISOR NATURAL RESOURCES FUND ONLY

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY
Brown Brothers Harriman & Co. (dagger)
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital
Appreciation Fund
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark) Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund
Treasury Fund
Tax-Exempt Fund

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
(fidelity_logo_graphic)(registered trademark)                                     BULK RATE
Fidelity Investments Institutional Services Co., Inc.                             U.S. POSTAGE
P.O. Box 505422                                                                   P A I D
Cincinnati, OH  45250-5422                                                        F I D E L I T Y
                                                                                  INVESTMENTS
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(recycle_graphic) Printed on Recycled Paper      AFOCI-ANN-0999                     83818
                                                 1.536455.102
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